UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

ITEM 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

REAL ESTATE INVESTMENT TRUSTS—99.93%
Alexandria Real Estate Equities Inc.	425,572	$36,654,516
AMB Property Corp.	1,221,289	65,070,278
Apartment Investment & Management Co. Class A	556,076	23,494,211
Archstone-Smith Trust	1,783,468	102,388,898
AvalonBay Communities Inc.	860,485	92,906,566
Boston Properties Inc.	1,191,488	112,583,701
Camden Property Trust	808,790	44,451,098
CBL & Associates Properties Inc.	476,100	15,182,829
Cousins Properties Inc.	710,078	18,256,105
Developers Diversified Realty Corp.	1,215,407	58,339,536
Duke Realty Corp.(a)	1,625,738	53,145,375
Equity Residential	2,414,962	96,139,637
Essex Property Trust Inc.	326,817	35,158,973
Federal Realty Investment Trust	456,856	34,328,160
General Growth Properties Inc.	2,193,561	105,247,057
Health Care Property Investors Inc.	1,862,519	50,735,018
Host Hotels & Resorts Inc.	4,762,319	100,580,177
Kimco Realty Corp.	2,359,928	88,096,112
Liberty Property Trust	866,133	32,488,649
Macerich Co. (The)	716,120	52,384,178
Mack-Cali Realty Corp.	100,929	3,895,859
ProLogis	2,563,044	145,837,204
Public Storage	1,613,580	113,095,822
Regency Centers Corp.	745,618	48,368,240
Simon Property Group Inc.	1,909,589	165,236,736
SL Green Realty Corp.	523,631	63,579,276
UDR Inc.	2,476,426	57,180,676
Ventas Inc.	983,954	32,096,580
Vornado Realty Trust	1,526,643	163,396,600
Weingarten Realty Investors	888,206	32,517,222

		2,042,835,289

TOTAL COMMON STOCKS
(Cost: $2,375,830,434)		2,042,835,289

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.15%

MONEY MARKET FUNDS—1.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	5,631,052	5,631,052

BGI Cash Premier Fund LLC
5.34%(b)(c)(d)	17,905,125	17,905,125

		23,536,177

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,536,177)		23,536,177

TOTAL INVESTMENTS IN SECURITIES—101.08%
(Cost: $2,399,366,611)		2,066,371,466
Other Assets, Less Liabilities—(1.08)%		(22,059,730)

NET ASSETS—100.00%		$2,044,311,736

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.76%

AUSTRALIA—40.34%
Alinta Ltd.	13,952	$176,801
Amcor Ltd.	18,416	108,085
APN News & Media Ltd.	10,824	53,233
Australia & New Zealand Banking Group Ltd.	14,776	358,280
BlueScope Steel Ltd.	19,432	182,310
Boral Ltd.	16,856	111,927
Centennial Coal Co. Ltd.	26,576	76,964
Coca-Cola Amatil Ltd.	12,984	101,902
Commonwealth Bank of Australia	15,456	718,549
CSR Ltd.	14,328	41,125
Futuris Corp. Ltd.	14,704	30,362
Great Southern Plantations Ltd.	165,952	358,313
Iluka Resources Ltd.	13,768	70,307
Insurance Australia Group Ltd.	14,480	70,717
John Fairfax Holdings Ltd.	9,928	41,171
Lend Lease Corp. Ltd.	11,896	189,886
Lion Nathan Ltd.	13,744	100,095
Macarthur Coal Ltd.	26,552	154,016
Macquarie Infrastructure Group	17,440	48,862
Mirvac Group	24,504	107,914
National Australia Bank Ltd.	17,976	590,814
OneSteel Ltd.	14,888	85,593
Perpetual Ltd.	18,520	1,229,765
Qantas Airways Ltd.	8,344	41,036
Sims Group Ltd.	20,536	475,072
Smorgon Steel Group Ltd.	22,256	52,440
St. George Bank Ltd.	14,784	437,009
Stockland	19,248	127,481
Suncorp-Metway Ltd.	14,000	232,707
Tabcorp Holdings Ltd.	20,960	291,826
Telstra Corp. Ltd.	15,032	59,245
Wesfarmers Ltd.	18,896	631,252
Westfield Group	13,968	227,986
Westfield Group New	910	14,440
Westpac Banking Corp.	16,408	368,329

		7,965,814
CANADA—2.48%
Manitoba Telecom Services Inc.	6,600	284,645
Russel Metals Inc.	7,264	205,453

		490,098
DENMARK—1.29%
A/S Dampskibsselskabet TORM	6,312	254,303

		254,303

FRANCE—1.03%
France Telecom SA	7,456	202,694

		202,694
HONG KONG—9.23%
BOC Hong Kong Holdings Ltd.	60,000	155,630
Cheung Kong Infrastructure Holdings Ltd.	40,000	143,619
Citic Pacific Ltd.	40,000	208,529
CLP Holdings Ltd.	44,000	297,690
Hongkong Electric Holdings Ltd.	44,000	219,262
Industrial and Commercial Bank of China (Asia) Ltd.	48,000	117,144
Orient Overseas International Ltd.	48,000	576,215
Shenzhen Investment Ltd.	48,000	41,706
TPV Technology Ltd.	80,000	61,843

		1,821,638
ITALY—4.50%
Arnoldo Mondadori Editore SpA	26,456	248,430
Enel SpA	33,264	345,371
Milano Assicurazioni SpA	25,744	199,104
Telecom Italia SpA	35,464	95,731

		888,636
JAPAN—0.86%
Takefuji Corp.	5,440	169,051

		169,051
NETHERLANDS—3.82%
ABN AMRO Holding NV	5,880	284,848
Koninklijke Wessanen NV	8,928	148,364
Unilever NV	10,480	320,766

		753,978
NEW ZEALAND—2.09%
Telecom Corp. of New Zealand Ltd.	118,352	413,144

		413,144
SINGAPORE—2.48%
Singapore Petroleum Co. Ltd.	80,000	342,680
Singapore Telecommunications Ltd.	64,000	147,616

		490,296
SWEDEN—1.99%
Electrolux AB Series B	7,712	195,722
Trelleborg AB Class B	7,648	196,367

		392,089
UNITED KINGDOM—29.65%
Alliance & Leicester PLC	19,464	411,339
Aviva PLC	13,848	194,446
Barclays PLC(a)	15,568	221,128
BBA Aviation PLC	19,416	97,255
Bradford & Bingley PLC	18,848	161,052
BT Group PLC	12,800	81,932
Carpetright PLC	16,248	363,184
Compass Group PLC	17,752	121,025
Dairy Crest Group PLC	13,088	196,806
Davis Service Group PLC (The)	12,784	153,269
DS Smith PLC	20,456	101,321
DSG International PLC	19,856	63,145
Emap PLC	16,848	288,952

FKI PLC	23,120	52,384
Friends Provident PLC	14,040	53,351
GKN PLC	20,256	159,294
HMV Group PLC	27,144	62,329
HSBC Holdings PLC	17,632	327,478
IMI PLC	14,936	179,069
Jardine Lloyd Thompson Group PLC	19,984	171,571
JJB Sports PLC	18,552	82,183
Kingfisher PLC	16,904	73,251
Lloyds TSB Group PLC	25,952	294,266
National Grid PLC	14,160	202,136
Old Mutual PLC	12,648	42,047
Provident Financial PLC	10,160	187,875
Rank Group PLC	23,912	82,239
Rentokil Initial PLC	16,928	53,920
Royal Bank of Scotland Group PLC	47,600	573,099
Scottish & Newcastle PLC	15,992	192,705
Stolt-Nielsen SA	5,208	180,231
Tomkins PLC	22,544	108,686
Topps Tiles PLC	16,904	74,196
Trinity Mirror PLC	17,528	182,363
Vodafone Group PLC	15,936	48,574
Woolworths Group PLC	30,864	15,993

		5,854,094

TOTAL COMMON STOCKS
(Cost: $19,590,609)		19,695,835

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(b)	1,878	1,878

		1,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,878)		1,878

TOTAL INVESTMENTS IN SECURITIES—99.77%
(Cost: $19,592,487)		19,697,713
Other Assets, Less Liabilities—0.23%		46,096

NET ASSETS—100.00%		$19,743,809

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.62%

AGRICULTURE—4.63%
Altria Group Inc.	3,941,365	$261,982,532
Universal Corp.(a)	1,718,839	94,897,101
UST Inc.	180,692	9,676,057

		366,555,690
AUTO MANUFACTURERS—1.03%
General Motors Corp.	2,519,450	81,630,180

		81,630,180
AUTO PARTS & EQUIPMENT—0.25%
Superior Industries International Inc.	1,079,643	19,973,395

		19,973,395
BANKS—27.04%
Associated Banc-Corp	2,601,906	74,778,778
Bank of America Corp.	4,452,808	211,152,155
Bank of Hawaii Corp.	707,390	33,968,868
BB&T Corp.	1,347,091	50,408,145
Citizens Republic Bancorp Inc.	2,777,296	44,714,466
Colonial BancGroup Inc. (The)	807,997	17,622,415
Comerica Inc.	2,952,558	155,481,704
Compass Bancshares Inc.	741,590	51,377,355
F.N.B. Corp. (Pennsylvania)	2,880,321	43,233,618
Fifth Third Bancorp	1,673,423	61,732,574
First Horizon National Corp.	2,724,423	86,418,698
FirstMerit Corp.(a)	4,091,010	74,988,213
Fulton Financial Corp.	192,365	2,543,065
Huntington Bancshares Inc.	5,322,611	102,194,131
KeyCorp	4,268,315	148,067,847
National City Corp.	3,868,527	113,696,009
Pacific Capital Bancorp	178,848	3,737,923
PNC Financial Services Group Inc. (The)	3,114,864	207,605,686
Popular Inc.	1,221,545	16,112,179
Provident Bankshares Corp.(a)	1,743,608	50,041,550
Regions Financial Corp.	5,400,662	162,397,906
SunTrust Banks Inc.	833,218	65,240,969
Synovus Financial Corp.	107,767	3,013,165
TCF Financial Corp.	1,294,734	31,837,509
TrustCo Bank Corp. NY	1,199,389	11,130,330
Trustmark Corp.	312,329	7,817,595
U.S. Bancorp	1,202,278	36,008,226
UnionBanCal Corp.	531,410	29,365,717
Valley National Bancorp	318,522	6,743,111
Wachovia Corp.	2,401,035	113,352,862
Wells Fargo & Co.	2,238,153	75,582,427
Whitney Holding Corp.	1,542,526	38,547,725
Wilmington Trust Corp.	290,837	11,325,193

		2,142,238,114
BEVERAGES—0.36%
Coca-Cola Co. (The)	540,550	28,168,060

		28,168,060

BUILDING MATERIALS—0.64%
Masco Corp.	1,872,519	50,951,242

		50,951,242
CHEMICALS—8.32%
Dow Chemical Co. (The)	1,713,012	74,481,762
Eastman Chemical Co.	2,152,795	148,155,352
Lubrizol Corp.	1,692,020	106,021,973
Lyondell Chemical Co.	2,706,297	121,512,735
Olin Corp.	304,629	6,357,607
PPG Industries Inc.	1,864,146	142,178,415
RPM International Inc.	2,257,622	53,076,693
Sensient Technologies Corp.	292,867	7,438,822

		659,223,359
COMMERCIAL SERVICES—1.15%
Donnelley (R.R.) & Sons Co.	2,151,242	90,911,487

		90,911,487
DISTRIBUTION & WHOLESALE—1.54%
Genuine Parts Co.	2,565,202	122,052,311

		122,052,311
DIVERSIFIED FINANCIAL SERVICES—3.17%
Citigroup Inc.	2,278,527	106,111,002
IndyMac Bancorp Inc.	172,073	3,785,606
JPMorgan Chase & Co.	2,574,078	113,285,173
Waddell & Reed Financial Inc. Class A	1,116,827	28,155,209

		251,336,990
ELECTRIC—17.91%
Black Hills Corp.	1,293,971	48,265,118
CenterPoint Energy Inc.	1,483,110	24,441,653
Consolidated Edison Inc.	306,457	13,386,042
DPL Inc.	274,383	7,293,100
DTE Energy Co.	4,616,165	214,097,733
Duke Energy Corp.	394,632	6,720,583
Energy East Corp.	4,790,658	121,251,554
Entergy Corp.	597,871	59,763,185
Exelon Corp.	486,169	34,104,755
FirstEnergy Corp.	3,592,121	218,221,351
FPL Group Inc.	3,836,086	221,457,245
Great Plains Energy Inc.	516,717	14,344,064
Northeast Utilities	377,999	10,334,493
OGE Energy Corp.	558,675	18,520,076
Pinnacle West Capital Corp.	4,536,579	170,030,981
PNM Resources Inc.	602,304	15,557,512
PPL Corp.	3,279,034	154,573,663
Progress Energy Inc.	263,920	11,522,747
SCANA Corp.	1,473,713	55,087,392
UniSource Energy Corp.	7,571	230,386

		1,419,203,633
ELECTRICAL COMPONENTS & EQUIPMENT—0.98%
Emerson Electric Co.	1,652,063	77,762,605

		77,762,605
ENVIRONMENTAL CONTROL—0.44%
Waste Management Inc.	916,654	34,860,352

		34,860,352

FOOD—1.11%
General Mills Inc.	872,054	48,503,643
Sara Lee Corp.	2,499,037	39,609,736

		88,113,379
FOREST PRODUCTS & PAPER—0.72%
MeadWestvaco Corp.	1,740,882	56,648,300

		56,648,300
GAS—4.00%
AGL Resources Inc.	1,271,782	47,946,181
Atmos Energy Corp.	570,988	16,027,633
KeySpan Corp.	372,731	15,486,973
Nicor Inc.(a)	2,861,405	112,767,971
NiSource Inc.	5,014,966	95,635,402
Vectren Corp.	557,567	13,922,448
WGL Holdings Inc.	495,227	14,827,096

		316,613,704
HOME FURNISHINGS—0.29%
La-Z-Boy Inc.(b)	2,330,137	23,324,671

		23,324,671
HOUSEHOLD PRODUCTS & WARES—1.72%
Avery Dennison Corp.	936,989	57,474,905
Kimberly-Clark Corp.	1,165,940	78,432,784

		135,907,689
INSURANCE—4.85%
Cincinnati Financial Corp.	174,536	6,841,811
Commerce Group Inc.	673,494	19,349,483
Fidelity National Financial Inc.	648,743	13,552,241
Gallagher (Arthur J.) & Co.	1,878,729	51,815,346
Lincoln National Corp.	2,516,883	151,818,383
Unitrin Inc.(a)	3,317,406	140,591,666

		383,968,930
INTERNET—0.19%
United Online Inc.	1,061,715	14,991,416

		14,991,416
MACHINERY—0.58%
Briggs & Stratton Corp.	1,631,070	46,257,145

		46,257,145
MEDIA—0.53%
New York Times Co. Class A	1,845,846	42,196,040

		42,196,040
OFFICE & BUSINESS EQUIPMENT—0.73%
Pitney Bowes Inc.	1,246,798	57,477,388

		57,477,388
OIL & GAS—2.00%
Chevron Corp.	1,857,158	158,341,291

		158,341,291
PACKAGING & CONTAINERS—0.99%
Sonoco Products Co.	2,148,865	78,798,880

		78,798,880

PHARMACEUTICALS—6.41%
Abbott Laboratories	995,258	50,449,628
Bristol-Myers Squibb Co.	5,320,656	151,159,837
Lilly (Eli) & Co.	919,017	49,709,630
Merck & Co. Inc.	4,560,220	226,414,923
Pfizer Inc.	1,269,062	29,835,648

		507,569,666
PIPELINES—0.67%
ONEOK Inc.	1,045,407	53,054,405

		53,054,405
SAVINGS & LOANS—4.27%
Astoria Financial Corp.	705,423	16,612,712
New York Community Bancorp Inc.	3,976,486	64,538,368
People’s United Financial Inc.	6,327,796	102,004,072
Washington Federal Inc.	2,151,447	48,472,101
Washington Mutual Inc.	2,839,674	106,572,965

		338,200,218
TELECOMMUNICATIONS—2.57%
AT&T Inc.	5,086,742	199,196,817
Verizon Communications Inc.	99,309	4,232,550

		203,429,367
TOYS, GAMES & HOBBIES—0.53%
Mattel Inc.	1,824,277	41,794,186

		41,794,186

TOTAL COMMON STOCKS
(Cost: $7,448,159,671)		7,891,554,093

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(c)	12,782,285	12,782,285
BGI Cash Premier Fund LLC
5.34%(a)(c)(d)	5,592,496	5,592,496

		18,374,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,374,781)		18,374,781

TOTAL INVESTMENTS IN SECURITIES—99.85%
(Cost: $7,466,534,452)		7,909,928,874
Other Assets, Less Liabilities—0.15%		12,082,626

NET ASSETS—100.00%		$7,922,011,500

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.82%

AIRLINES—8.11%
AMR Corp.(a)	398,362	$9,831,574
Continental Airlines Inc. Class B(a)	398,697	12,562,943
JetBlue Airways Corp.(a)(b)	399,807	3,938,099
SkyWest Inc.	62,095	1,385,340
Southwest Airlines Co.	397,972	6,232,242

		33,950,198
TRANSPORTATION—87.38%
Alexander & Baldwin Inc.	394,446	21,386,862
Burlington Northern Santa Fe Corp.	398,677	32,747,329
C.H. Robinson Worldwide Inc.	398,122	19,368,635
Con-way Inc.	398,092	19,661,764
CSX Corp.	393,642	18,662,567
Expeditors International Washington Inc.	398,002	17,782,729
FedEx Corp.	398,002	44,074,742
Hunt (J.B.) Transport Services Inc.	410,515	11,465,684
Landstar System Inc.	398,097	18,097,490
Norfolk Southern Corp.	385,730	20,744,559
Overseas Shipholding Group Inc.	398,097	30,888,346
Ryder System Inc.	377,798	20,540,877
Union Pacific Corp.	398,537	47,481,698
United Parcel Service Inc. Class B	398,042	30,139,740
YRC Worldwide Inc.(a)(b)	398,127	12,787,839

		365,830,861
TRUCKING & LEASING—4.33%
GATX Corp.	400,111	18,149,035

		18,149,035

TOTAL COMMON STOCKS
(Cost: $457,220,647)		417,930,094

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.16%

MONEY MARKET FUNDS—3.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	628,603	628,603
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	12,587,118	12,587,118

		13,215,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,215,721)		13,215,721

TOTAL INVESTMENTS IN SECURITIES—102.98%
(Cost: $470,436,368)	431,145,815
Other Assets, Less Liabilities—(2.98)%	(12,472,748)

NET ASSETS—100.00%	$418,673,067

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—82.69%
AAR Corp.(a)	110,263	$3,289,145
Alliant Techsystems Inc.(a)	60,061	5,952,646
Armor Holdings Inc.(a)	774	68,096
BE Aerospace Inc.(a)	164,771	6,683,112
Boeing Co. (The)	262,890	27,190,713
Curtiss-Wright Corp.	104,059	4,533,851
DRS Technologies Inc.	90,466	4,736,800
EDO Corp.	71,912	2,376,692
Esterline Technologies Corp.(a)	77,221	3,574,560
GenCorp Inc.(a)	205,377	2,427,556
General Dynamics Corp.	208,036	16,343,308
Goodrich Corp.	150,991	9,498,844
HEICO Corp. Class A	78,429	2,607,764
L-3 Communications Holdings Inc.	116,227	11,339,106
Lockheed Martin Corp.	192,001	18,908,258
Moog Inc. Class A(a)	98,328	4,210,405
Northrop Grumman Corp.	208,179	15,842,422
Orbital Sciences Corp.(a)	179,047	3,794,006
Raytheon Co.	281,509	15,584,338
Rockwell Collins Inc.	155,573	10,687,865
Sequa Corp. Class A(a)	26,723	4,411,967
Spirit AeroSystems Holdings Inc. Class A(a)	173,062	6,282,151
Teledyne Technologies Inc.(a)	88,896	3,944,315
Triumph Group Inc.	51,577	3,930,683
United Industrial Corp.	39,047	2,466,209
United Technologies Corp.	351,216	25,628,231

		216,313,043
AUTO MANUFACTURERS—1.05%
Force Protection Inc.(a)(b)	175,248	2,751,394

		2,751,394
ELECTRONICS—4.44%
Cubic Corp.	77,397	2,130,739
FLIR Systems Inc.(a)	135,635	5,920,468
Taser International Inc.(a)(b)	234,177	3,575,883

		11,627,090
MANUFACTURING—3.65%
Ceradyne Inc.(a)	65,093	4,857,891
Hexcel Corp.(a)(b)	215,927	4,694,253

		9,552,144
METAL FABRICATE & HARDWARE—7.12%
Ladish Co. Inc.(a)	60,143	2,916,334
Precision Castparts Corp.	93,614	12,830,735
RBC Bearings Inc.(a)	75,253	2,875,417

		18,622,486

SOFTWARE—0.97%
ManTech International Corp. Class A(a)	77,337	2,525,826

		2,525,826

TOTAL COMMON STOCKS
(Cost: $236,051,275)		261,391,983

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.60%

MONEY MARKET FUNDS—2.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	28,710	28,710
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	6,764,763	6,764,763

		6,793,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,793,473)		6,793,473

TOTAL INVESTMENTS IN SECURITIES—102.52%
(Cost: $242,844,748)		268,185,456
Other Assets, Less Liabilities—(2.52)%		(6,597,627)

NET ASSETS—100.00%		$261,587,829

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

AGRICULTURE—6.67%
Monsanto Co.	637,224	$41,069,087

		41,069,087
BIOTECHNOLOGY—0.07%
Cambrex Corp.	33,976	464,112

		464,112
CHEMICALS—46.35%
Air Products and Chemicals Inc.	239,291	20,667,564
Airgas Inc.	79,906	3,731,610
Albemarle Corp.	90,638	3,646,367
Ashland Inc.	66,074	4,034,478
Cabot Corp.	68,256	2,756,177
Celanese Corp. Class A	186,799	7,004,962
CF Industries Holdings Inc.	58,500	3,362,580
Chemtura Corp.	283,599	2,957,938
Cytec Industries Inc.	49,080	3,287,869
Dow Chemical Co. (The)	1,136,522	49,415,977
Du Pont (E.I.) de Nemours and Co.	1,083,357	50,625,273
Eastman Chemical Co.	98,899	6,806,229
Ecolab Inc.	211,136	8,890,937
Ferro Corp.	51,365	1,148,008
FMC Corp.	42,673	3,803,444
Fuller (H.B.) Co.	71,756	1,982,618
Georgia Gulf Corp.(a)	39,627	641,561
Grace (W.R.) & Co.(b)	66,721	1,377,789
Hercules Inc.(b)	136,809	2,840,155
Huntsman Corp.	106,672	2,715,869
International Flavors & Fragrances Inc.	97,331	4,877,256
Lubrizol Corp.	81,520	5,108,043
Lyondell Chemical Co.	270,021	12,123,943
Minerals Technologies Inc.	22,688	1,467,233
Mosaic Co. (The)(b)	172,290	6,471,212
Olin Corp.	77,436	1,616,089
OM Group Inc.(b)	35,238	1,706,929
PPG Industries Inc.	194,767	14,854,879
Praxair Inc.	377,452	28,920,372
Rohm & Haas Co.	166,594	9,415,893
RPM International Inc.	139,573	3,281,361
Schulman (A.) Inc.	28,623	664,626
Sensient Technologies Corp.	54,599	1,386,815
Sigma-Aldrich Corp.	133,213	6,037,213
Terra Industries Inc.(b)	109,382	2,683,140
Valspar Corp. (The)	111,461	3,075,209

		285,387,618
COAL—5.35%
Alpha Natural Resources Inc.(b)	76,646	1,368,131
Arch Coal Inc.	168,354	5,032,101

CONSOL Energy Inc.	216,208	9,005,063
Foundation Coal Holdings Inc.	53,671	1,870,434
International Coal Group Inc.(a)(b)	143,484	582,545
Massey Energy Co.	88,258	1,884,308
Peabody Energy Corp.	311,588	13,167,709

		32,910,291
FOREST PRODUCTS & PAPER—7.55%
Bowater Inc.	66,529	1,305,299
Domtar Corp.(b)	705,112	6,705,615
International Paper Co.	512,756	19,007,865
Neenah Paper Inc.	17,611	682,074
Wausau Paper Corp.	59,254	663,052
Weyerhaeuser Co.	254,168	18,106,928

		46,470,833
HOUSEHOLD PRODUCTS & WARES—1.11%
Avery Dennison Corp.	110,975	6,807,207

		6,807,207
IRON & STEEL—10.97%
AK Steel Holding Corp.(b)	129,370	5,170,919
Allegheny Technologies Inc.	113,207	11,878,811
Carpenter Technology Corp.	30,000	3,560,700
Chaparral Steel Co.	50,539	4,247,298
Cleveland-Cliffs Inc.	48,591	3,365,899
Nucor Corp.	323,190	16,224,138
Reliance Steel & Aluminum Co.	73,007	3,835,788
Ryerson Inc.	28,288	907,762
Steel Dynamics Inc.	111,068	4,657,081
United States Steel Corp.	139,488	13,710,276

		67,558,672
MANUFACTURING—0.10%
Tredegar Corp.	32,821	602,594

		602,594
METAL FABRICATE & HARDWARE—0.97%
Commercial Metals Co.	139,361	4,297,893
Worthington Industries Inc.	81,805	1,693,364

		5,991,257
MINING—20.71%
Alcoa Inc.	1,026,977	39,230,521
Coeur d’Alene Mines Corp.(a)(b)	329,765	1,289,381
Freeport-McMoRan Copper & Gold Inc.	448,808	42,178,976
Kaiser Aluminum Corp.	16,881	1,139,636
Meridian Gold Inc.(b)	119,030	3,360,217
Newmont Mining Corp.	499,593	20,858,008
RTI International Metals Inc.(b)	27,220	2,156,913
Southern Copper Corp.(a)	86,455	9,744,343
Stillwater Mining Co.(b)	52,885	481,254
Titanium Metals Corp.(b)	159,053	5,315,551
USEC Inc.(b)	102,757	1,725,290

		127,480,090

TOTAL COMMON STOCKS
(Cost: $573,131,552)		614,741,761

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.88%

MONEY MARKET FUNDS—1.88%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	735,027	735,027
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	10,857,942	10,857,942

		11,592,969

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,592,969)		11,592,969

TOTAL INVESTMENTS IN SECURITIES—101.73%
(Cost: $584,724,521)		626,334,730
Other Assets, Less Liabilities—(1.73)%		(10,674,043)

NET ASSETS—100.00%		$615,660,687

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.67%

DIVERSIFIED FINANCIAL SERVICES—99.67%
Ameriprise Financial Inc.	157,162	$9,472,154
Bear Stearns Companies Inc. (The)	78,208	9,480,374
CME Group Inc.	29,870	16,503,175
E*TRADE Financial Corp.(a)	348,770	6,459,220
Edwards (A.G.) Inc.	75,929	6,139,619
GFI Group Inc.(a)	34,993	2,607,678
Goldman Sachs Group Inc. (The)	116,395	21,921,834
Interactive Brokers Group Inc.(a)	86,460	2,099,249
IntercontinentalExchange Inc.(a)	51,407	7,769,140
International Securities Exchange Holdings Inc.	57,193	3,757,580
Investment Technology Group Inc.(a)	76,730	3,066,131
Jefferies Group Inc.	152,513	4,006,516
KBW Inc.(a)	69,697	1,750,092
Knight Capital Group Inc. Class A(a)	181,426	2,565,364
LaBranche & Co. Inc.(a)	206,541	1,336,320
Legg Mason Inc.	98,491	8,864,190
Lehman Brothers Holdings Inc.	235,214	14,583,268
Merrill Lynch & Co. Inc.	275,858	20,468,664
Morgan Stanley	303,436	19,380,457
Nasdaq Stock Market Inc. (The)(a)	134,263	4,131,272
NYMEX Holdings Inc.	41,397	5,153,926
NYSE Euronext Inc.	131,402	10,120,582
optionsXpress Holdings Inc.	96,272	2,407,763
Piper Jaffray Companies(a)	44,705	2,142,264
Raymond James Financial Inc.	136,781	4,195,073
Schwab (Charles) Corp. (The)	504,400	10,153,572
SWS Group Inc.	76,684	1,353,473
TD Ameritrade Holding Corp.(a)	273,849	4,641,741
TradeStation Group Inc.(a)	118,490	1,252,439

		207,783,130

TOTAL COMMON STOCKS
(Cost: $225,064,945)		207,783,130

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	162,398	162,398

		162,398

TOTAL SHORT-TERM INVESTMENTS
(Cost: $162,398)		162,398

TOTAL INVESTMENTS IN SECURITIES—99.75%
(Cost: $225,227,343)		207,945,528
Other Assets, Less Liabilities—0.25%		511,887

NET ASSETS—100.00%		$208,457,415

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.82%

AGRICULTURE—15.06%
Altria Group Inc.	522,757	$34,747,658
Archer-Daniels-Midland Co.	149,128	5,010,701
Bunge Ltd.	30,066	2,724,280
Carolina Group	26,936	2,041,479
Reynolds American Inc.	42,584	2,604,863
Universal Corp.	6,354	350,804
UST Inc.	40,351	2,160,796

		49,640,581
APPAREL—5.10%
Carter’s Inc.(a)	12,882	272,712
Coach Inc.(a)	92,206	4,191,685
Crocs Inc.(a)	18,903	1,121,326
Hanesbrands Inc.(a)	23,876	740,395
Jones Apparel Group Inc.	27,126	677,065
Kellwood Co.	6,049	155,096
Liz Claiborne Inc.	25,966	912,445
Nike Inc. Class B	86,667	4,892,352
Phillips-Van Heusen Corp.	13,699	713,170
Quiksilver Inc.(a)	30,923	396,742
Stride Rite Corp.	9,123	185,836
Timberland Co. Class A(a)	12,584	299,122
VF Corp.	22,073	1,893,643
Wolverine World Wide Inc.	13,757	372,264

		16,823,853
AUTO MANUFACTURERS—2.37%
Ford Motor Co.(a)	452,853	3,853,779
General Motors Corp.	122,359	3,964,432

		7,818,211
AUTO PARTS & EQUIPMENT—3.41%
American Axle & Manufacturing Holdings Inc.	11,042	267,216
ArvinMeritor Inc.	17,551	348,036
BorgWarner Inc.	14,435	1,247,906
Cooper Tire & Rubber Co.	15,311	352,000
Goodyear Tire & Rubber Co. (The)(a)	46,598	1,338,295
Johnson Controls Inc.	48,895	5,532,469
Lear Corp.(a)	16,098	540,571
Modine Manufacturing Co.	7,848	200,909
Superior Industries International Inc.(b)	5,316	98,346
TRW Automotive Holdings Corp.(a)	13,204	434,016
Visteon Corp.(a)	31,999	205,434
WABCO Holdings Inc.	13,855	665,040

		11,230,238
BEVERAGES—21.42%
Anheuser-Busch Companies Inc.	180,683	8,811,910
Brown-Forman Corp. Class B	11,480	762,731

Coca-Cola Co. (The)	530,308	27,634,350
Coca-Cola Enterprises Inc.	69,941	1,584,863
Constellation Brands Inc. Class A(a)	52,121	1,143,014
Hansen Natural Corp.(a)	17,965	728,481
Molson Coors Brewing Co. Class B	18,987	1,688,704
Pepsi Bottling Group Inc.	31,633	1,058,440
PepsiAmericas Inc.	16,082	444,989
PepsiCo Inc.	407,536	26,742,512

		70,599,994
BIOTECHNOLOGY—0.06%
Martek Biosciences Corp.(a)	8,033	205,805

		205,805
COMMERCIAL SERVICES—0.13%
Weight Watchers International Inc.	8,987	436,049

		436,049
COSMETICS & PERSONAL CARE—19.17%
Alberto-Culver Co.	21,259	500,012
Avon Products Inc.	109,538	3,944,463
Colgate-Palmolive Co.	129,045	8,516,970
Estee Lauder Companies Inc. (The) Class A	28,749	1,294,280
Procter & Gamble Co.	790,924	48,926,559

		63,182,284
DISTRIBUTION & WHOLESALE—0.74%
Genuine Parts Co.	42,487	2,021,531
Pool Corp.(b)	12,388	416,361

		2,437,892
ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Energizer Holdings Inc.(a)	13,973	1,409,876

		1,409,876
ELECTRONICS—0.95%
Garmin Ltd.(b)	28,756	2,412,628
Gentex Corp.	35,751	705,725

		3,118,353
FOOD—14.17%
Campbell Soup Co.	60,031	2,210,942
Chiquita Brands International Inc.(a)(b)	10,488	184,169
ConAgra Foods Inc.	124,067	3,145,098
Corn Products International Inc.	18,399	820,963
Dean Foods Co.	32,337	930,336
Del Monte Foods Co.	49,420	573,272
Flowers Foods Inc.	21,086	432,263
General Mills Inc.	85,456	4,753,063
Hain Celestial Group Inc.(a)	9,878	267,595
Heinz (H.J.) Co.	76,546	3,349,653
Hershey Co. (The)	39,590	1,825,099
Hormel Foods Corp.	18,498	636,701
Kellogg Co.	62,174	3,221,235
Kraft Foods Inc.	399,579	13,086,212
McCormick & Co. Inc. NVS	27,081	925,087
Pilgrim’s Pride Corp.	10,236	344,748
Ralcorp Holdings Inc.(a)	6,589	342,364
Sara Lee Corp.	182,696	2,895,732
Smithfield Foods Inc.(a)	31,262	970,998
Smucker (J.M.) Co. (The)	14,256	795,627
Tootsie Roll Industries Inc.	5,892	147,477
TreeHouse Foods Inc.(a)	7,818	175,201

Tyson Foods Inc. Class A	71,191	1,516,368
Wrigley (William Jr.) Co.	54,290	3,131,447

		46,681,650
HAND & MACHINE TOOLS—1.01%
Black & Decker Corp.	16,380	1,418,017
Snap-On Inc.	14,480	757,738
Stanley Works (The)	20,600	1,139,798

		3,315,553
HEALTH CARE - PRODUCTS—0.06%
Oakley Inc.	6,546	184,597

		184,597
HOME BUILDERS—2.69%
Beazer Homes USA Inc.(b)	9,788	136,934
Centex Corp.	29,878	1,114,748
Champion Enterprises Inc.(a)	19,001	222,692
Fleetwood Enterprises Inc.(a)	15,869	150,121
Horton (D.R.) Inc.	67,978	1,109,401
Hovnanian Enterprises Inc. Class A(a)(b)	10,985	145,441
KB Home	19,328	614,824
Lennar Corp. Class A	31,330	960,578
Lennar Corp. Class B	2,571	75,356
M.D.C. Holdings Inc.	8,649	397,854
Meritage Homes Corp.(a)	5,989	116,786
Monaco Coach Corp.	6,724	93,800
NVR Inc.(a)	1,265	731,777
Pulte Homes Inc.	52,365	1,012,739
Ryland Group Inc.	10,546	350,655
Standard-Pacific Corp.	16,082	238,174
Thor Industries Inc.	9,415	386,203
Toll Brothers Inc.(a)	33,377	731,958
WCI Communities Inc.(a)(b)	8,045	71,037
Winnebago Industries Inc.(b)	7,378	199,058

		8,860,136
HOME FURNISHINGS—1.52%
Ethan Allen Interiors Inc.	7,471	255,209
Furniture Brands International Inc.(b)	11,903	131,171
Harman International Industries Inc.	16,255	1,885,580
La-Z-Boy Inc.(b)	12,723	127,357
Tempur-Pedic International Inc.	19,649	612,066
Whirlpool Corp.	19,666	2,008,095

		5,019,478
HOUSEHOLD PRODUCTS & WARES—3.95%
ACCO Brands Corp.(a)	13,385	276,802
Blyth Inc.	7,128	159,097
Church & Dwight Co. Inc.	16,395	804,339
Clorox Co. (The)	37,537	2,269,487
Fossil Inc.(a)	11,901	304,071
Jarden Corp.(a)	15,945	576,093
Kimberly-Clark Corp.	113,700	7,648,599
Scotts Miracle-Gro Co. (The) Class A	10,708	438,921
Tupperware Brands Corp.	15,107	392,933
WD-40 Co.	4,068	135,017

		13,005,359
HOUSEWARES—0.56%
Newell Rubbermaid Inc.	69,575	1,840,259

		1,840,259

INTERNET—0.14%
NutriSystem Inc.(a)(b)	8,110	451,889

		451,889
LEISURE TIME—1.55%
Brunswick Corp.	22,597	631,812
Callaway Golf Co.	16,893	274,173
Harley-Davidson Inc.	64,547	3,699,834
Nautilus Inc.	7,467	73,475
Polaris Industries Inc.(b)	8,842	436,441

		5,115,735
MACHINERY—0.11%
Briggs & Stratton Corp.	12,301	348,856

		348,856
MANUFACTURING—0.90%
Eastman Kodak Co.(b)	71,461	1,804,390
Lancaster Colony Corp.	6,265	242,581
Leggett & Platt Inc.	44,687	926,362

		2,973,333
OFFICE FURNISHINGS—0.44%
Herman Miller Inc.	16,125	492,296
HNI Corp.	9,900	404,217
Interface Inc. Class A	13,532	249,395
Steelcase Inc. Class A	16,816	292,767

		1,438,675
PHARMACEUTICALS—0.36%
Herbalife Ltd.	13,018	533,478
NBTY Inc.(a)	15,085	656,801

		1,190,279
RETAIL—0.27%
Nu Skin Enterprises Inc. Class A	13,039	202,365
Select Comfort Corp.(a)(b)	12,468	198,740
Under Armour Inc. Class A(a)(b)	7,802	479,121

		880,226
SOFTWARE—1.74%
Activision Inc.(a)	69,733	1,193,132
Electronic Arts Inc.(a)	77,228	3,756,370
Take-Two Interactive Software Inc.(a)(b)	18,034	317,939
THQ Inc.(a)	16,341	469,967

		5,737,408
TEXTILES—0.37%
Mohawk Industries Inc.(a)	13,586	1,222,876

		1,222,876
TOYS, GAMES & HOBBIES—1.14%
Hasbro Inc.	35,595	997,372
JAKKS Pacific Inc.(a)	6,894	163,457
Marvel Entertainment Inc.(a)	14,054	340,528
Mattel Inc.	98,261	2,251,160

		3,752,517

TOTAL COMMON STOCKS
(Cost: $318,850,248)		328,921,962

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.05%

MONEY MARKET FUNDS—1.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	267,126	267,126
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	3,194,691	3,194,691

		3,461,817

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,461,817)		3,461,817

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $322,312,065)		332,383,779
Other Assets, Less Liabilities—(0.87)%		(2,861,157)

NET ASSETS—100.00%		$329,522,622

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—1.95%
Catalina Marketing Corp.	5,236	$158,075
Donnelley (R.H.) Corp.(a)	10,090	630,928
Getty Images Inc.(a)	6,645	298,560
Harte-Hanks Inc.	7,212	169,843
Interpublic Group of Companies Inc. (The)(a)(b)	67,176	704,676
Lamar Advertising Co.	10,073	599,646
Omnicom Group Inc.	47,549	2,466,367
ValueVision Media Inc. Class A(a)	4,200	38,262

		5,066,357
AIRLINES—1.78%
AirTran Holdings Inc.(a)	13,065	128,560
Alaska Air Group Inc.(a)	6,229	145,323
AMR Corp.(a)	31,906	787,440
Continental Airlines Inc. Class B(a)	13,613	428,946
JetBlue Airways Corp.(a)(b)	23,992	236,321
SkyWest Inc.	8,991	200,589
Southwest Airlines Co.	112,341	1,759,260
UAL Corp.(a)(b)	14,677	647,843
US Airways Group Inc.(a)	9,445	292,889

		4,627,171
APPAREL—0.53%
Guess? Inc.	8,052	382,389
Gymboree Corp.(a)	4,683	201,603
Polo Ralph Lauren Corp.	8,754	782,170

		1,366,162
COMMERCIAL SERVICES—3.53%
Apollo Group Inc. Class A(a)	20,423	1,207,204
Arbitron Inc.	4,388	218,522
Avis Budget Group Inc.(a)	14,925	383,125
Block (H & R) Inc.	42,614	850,149
Career Education Corp.(a)	13,840	410,771
Chemed Corp.	3,758	237,806
Corinthian Colleges Inc.(a)	13,072	176,080
DeVry Inc.	9,124	295,618
Hertz Global Holdings Inc.(a)	19,407	434,523
ITT Educational Services Inc.(a)	5,959	629,628
Live Nation Inc.(a)	8,706	172,901
McKesson Corp.	42,366	2,447,060
Pre-Paid Legal Services Inc.(a)(b)	1,520	80,104
Rent-A-Center Inc.(a)	10,050	195,070
Service Corp. International	42,532	515,488
Sotheby’s Holdings Inc. Class A	9,398	401,764
Stewart Enterprises Inc. Class A	13,540	94,915
Strayer Education Inc.	2,306	349,428
Valassis Communications Inc.(a)	6,506	77,226

		9,177,382

COMPUTERS—0.16%
FactSet Research Systems Inc.	6,472	427,087

		427,087
ENTERTAINMENT—1.56%
Bally Technologies Inc.(a)	6,903	169,814
DreamWorks Animation SKG Inc. Class A(a)	7,883	244,373
International Game Technology Inc.	47,463	1,676,393
International Speedway Corp. Class A	4,641	222,257
Penn National Gaming Inc.(a)	10,496	603,520
Pinnacle Entertainment Inc.(a)	8,543	226,475
Regal Entertainment Group Class A	10,803	231,076
Scientific Games Corp. Class A(a)	9,744	334,317
Six Flags Inc.(a)(b)	10,959	41,754
Vail Resorts Inc.(a)	4,462	238,940
Warner Music Group Corp.	6,285	77,871

		4,066,790
FOOD—3.71%
Kroger Co.	94,295	2,447,898
Performance Food Group Co.(a)	4,837	138,628
Safeway Inc.	63,208	2,014,439
SUPERVALU Inc.	29,952	1,248,100
Sysco Corp.	88,471	2,820,455
United Natural Foods Inc.(a)	5,533	150,664
Whole Foods Market Inc.	20,224	749,097
Wild Oats Markets Inc.(a)(b)	4,218	67,910

		9,637,191
HOUSEHOLD PRODUCTS & WARES—0.07%
American Greetings Corp. Class A	7,377	182,433

		182,433
INTERNET—5.08%
Amazon.com Inc.(a)	42,671	3,351,380
aQuantive Inc.(a)	10,186	673,804
CNET Networks Inc.(a)	19,624	147,769
eBay Inc.(a)	145,912	4,727,549
Expedia Inc.(a)	31,811	846,491
IAC/InterActiveCorp(a)	28,886	830,184
Liberty Media Corp. - Liberty Interactive Group Series A(a)	89,864	1,882,651
NetFlix Inc.(a)(b)	8,541	147,161
Priceline.com Inc.(a)	4,934	314,789
ValueClick Inc.(a)	14,254	304,751

		13,226,529
LEISURE TIME—1.47%
Carnival Corp.	60,395	2,676,102
Life Time Fitness Inc.(a)	4,693	241,314
Royal Caribbean Cruises Ltd.	19,121	736,732
WMS Industries Inc.(a)	6,407	167,159

		3,821,307
LODGING—5.64%
Boyd Gaming Corp.	8,109	357,607
Choice Hotels International Inc.	5,064	183,216
Gaylord Entertainment Co.(a)	5,914	295,582
Harrah’s Entertainment Inc.	26,593	2,252,161
Hilton Hotels Corp.	52,376	2,315,543
Las Vegas Sands Corp.(a)(b)	14,991	1,307,965
Marriott International Inc. Class A	48,358	2,009,275

MGM MIRAGE(a)	17,159	1,254,494
Orient-Express Hotels Ltd.	6,044	280,744
Starwood Hotels & Resorts Worldwide Inc.	30,983	1,950,690
Station Casinos Inc.	6,141	531,381
Wyndham Worldwide Corp.(a)	26,292	884,726
Wynn Resorts Ltd.	10,911	1,053,566

		14,676,950
MANUFACTURING—0.07%
Matthews International Corp. Class A	4,760	182,118

		182,118
MEDIA—26.16%
Belo Corp.	12,553	224,699
Cablevision Systems Corp.(a)	31,920	1,136,033
CBS Corp. Class A	2,566	81,240
CBS Corp. Class B	90,493	2,870,438
Charter Communications Inc. Class A(a)(b)	53,937	218,984
Clear Channel Communications Inc.	64,123	2,366,139
Comcast Corp. Class A(a)	273,631	7,188,286
Comcast Corp. Class A Special(a)	148,383	3,883,183
Cox Radio Inc. Class A(a)	4,546	58,871
CTC Media Inc.(a)	5,134	125,424
Cumulus Media Inc. Class A(a)	5,093	53,782
DIRECTV Group Inc. (The)(a)	115,385	2,585,778
Discovery Holding Co. Class A(a)	38,338	909,377
Dow Jones & Co. Inc.	7,540	432,645
EchoStar Communications Corp.(a)	29,429	1,244,552
Entercom Communications Corp.	4,483	101,226
Gannett Co. Inc.	33,554	1,674,345
Gemstar-TV Guide International Inc.(a)	34,786	199,672
Idearc Inc.	20,647	716,657
Lee Enterprises Inc.	5,611	98,810
Liberty Global Inc. Class A(a)	26,584	1,114,667
Liberty Global Inc. Class C(a)	27,573	1,098,508
Liberty Media Corp. - Liberty Capital Group Series A(a)	19,214	2,199,042
McClatchy Co. (The) Class A	8,095	197,680
McGraw-Hill Companies Inc. (The)	48,996	2,964,258
Media General Inc. Class A	2,993	84,403
Meredith Corp.	5,613	317,078
New York Times Co. Class A(b)	20,345	465,087
News Corp. Class A	265,613	5,609,747
News Corp. Class B	62,306	1,411,854
Radio One Inc. Class D(a)	10,034	61,107
Scholastic Corp.(a)	5,082	163,539
Scripps (E.W.) Co. Class A	11,475	470,131
Sinclair Broadcast Group Inc. Class A	6,746	87,968
Sirius Satellite Radio Inc.(a)(b)	188,990	568,860
Time Warner Cable Inc. Class A(a)	22,512	860,409
Time Warner Inc.	541,752	10,434,144
Tribune Co.	6,693	187,136
Viacom Inc. Class A(a)	1,757	67,592
Viacom Inc. Class B(a)	84,453	3,234,550
Walt Disney Co. (The)	265,465	8,760,345
Washington Post Co. (The) Class B	872	689,534
Westwood One Inc.	9,605	50,522
Wiley (John) & Sons Inc. Class A	6,906	292,055
XM Satellite Radio Holdings Inc. Class A(a)	43,215	494,812

		68,055,169

PHARMACEUTICALS—2.29%
AmerisourceBergen Corp.	27,096	1,276,493
Cardinal Health Inc.	55,015	3,616,136
Omnicare Inc.	17,384	576,453
VCA Antech Inc.(a)	12,103	476,132

		5,945,214
RETAIL—44.92%
Abercrombie & Fitch Co. Class A	12,431	868,927
Advance Auto Parts Inc.	15,055	523,462
Aeropostale Inc.(a)	7,371	280,688
American Eagle Outfitters Inc.	27,160	658,902
AnnTaylor Stores Corp.(a)	10,023	314,923
Applebee’s International Inc.	10,724	263,810
AutoNation Inc.(a)	21,792	424,508
AutoZone Inc.(a)	7,110	901,619
Barnes & Noble Inc.	7,484	251,088
Bed Bath & Beyond Inc.(a)	39,874	1,381,235
Best Buy Co. Inc.	55,900	2,492,581
Big Lots Inc.(a)	16,135	417,251
BJ’s Wholesale Club Inc.(a)	9,356	317,730
Blockbuster Inc. Class A(a)	15,522	66,589
Bob Evans Farms Inc.	5,154	167,247
Borders Group Inc.	8,732	142,856
Brinker International Inc.	16,592	446,988
Brown Shoe Co. Inc.	6,431	134,665
CarMax Inc.(a)	30,828	737,714
Casey’s General Store Inc.	7,123	177,576
Cato Corp. Class A	4,213	87,125
CBRL Group Inc.	3,660	140,654
CEC Entertainment Inc.(a)	4,690	138,402
Charming Shoppes Inc.(a)	17,210	170,035
Cheesecake Factory Inc. (The)(a)	10,199	251,099
Chico’s FAS Inc.(a)	24,887	481,812
Children’s Place Retail Stores Inc. (The)(a)	3,337	113,825
Christopher & Banks Corp.	5,276	78,718
Circuit City Stores Inc.	24,661	293,466
Coldwater Creek Inc.(a)	8,393	165,258
Copart Inc.(a)	10,239	288,125
Costco Wholesale Corp.	63,898	3,821,100
CVS Caremark Corp.	223,546	7,866,584
Darden Restaurants Inc.	18,702	796,144
Dick’s Sporting Goods Inc.(a)	5,374	302,180
Dillard’s Inc. Class A	9,416	281,444
Dollar Tree Stores Inc.(a)	13,901	531,852
Dress Barn Inc.(a)	6,495	118,144
Family Dollar Stores Inc.	20,277	600,605
Foot Locker Inc.	22,111	410,380
Fred’s Inc.	5,360	63,623
GameStop Corp. Class A(a)	21,038	848,883
Gap Inc. (The)	84,606	1,455,223
Genesco Inc.(a)	3,141	158,778
Group 1 Automotive Inc.	3,558	133,496
Guitar Center Inc.(a)	4,075	236,554
Home Depot Inc.	281,575	10,466,143
Hot Topic Inc.(a)	6,744	60,696
IHOP Corp.	2,406	156,943
J. Crew Group Inc.(a)	6,091	306,377
Jack in the Box Inc.(a)	4,472	286,163
Kohl’s Corp.(a)	40,925	2,488,240
Krispy Kreme Doughnuts Inc.(a)(b)	8,292	56,386
Limited Brands Inc.	48,649	1,174,873
Longs Drug Stores Corp.	4,693	226,953

Lowe’s Companies Inc.	215,141	6,026,099
Macy’s Inc.	65,723	2,370,629
McDonald’s Corp.	172,018	8,234,502
Men’s Wearhouse Inc. (The)	6,982	344,911
99 Cents Only Stores(a)	7,611	92,626
Nordstrom Inc.	31,162	1,482,688
Office Depot Inc.(a)	39,666	990,063
OfficeMax Inc.	10,616	349,054
O’Reilly Automotive Inc.(a)	16,277	542,187
P.F. Chang’s China Bistro Inc.(a)(b)	3,889	127,326
Pacific Sunwear of California Inc.(a)	9,762	175,911
Panera Bread Co. Class A(a)	4,366	177,434
Pantry Inc. (The)(a)	3,200	111,488
Papa John’s International Inc.(a)	3,342	91,671
Payless ShoeSource Inc.(a)	9,305	247,699
Penney (J.C.) Co. Inc.	28,219	1,920,021
Pep Boys - Manny, Moe & Jack Inc.	5,791	98,042
PetSmart Inc.	19,261	622,708
Pier 1 Imports Inc.(a)	10,731	69,966
RadioShack Corp.	19,349	486,240
Regis Corp.	7,197	250,887
Rite Aid Corp.(a)	110,810	610,563
Ross Stores Inc.	19,984	578,137
Ruby Tuesday Inc.	8,191	182,250
Saks Inc.	17,301	320,242
Sally Beauty Co. Inc.(a)	11,686	93,839
Sears Holdings Corp.(a)(b)	13,680	1,871,287
Sonic Corp.(a)	9,555	197,406
Staples Inc.	102,260	2,354,025
Starbucks Corp.(a)	105,979	2,827,520
Stein Mart Inc.	4,001	43,051
Talbots Inc. (The)(b)	3,108	71,453
Target Corp.	111,054	6,726,541
Tiffany & Co.	19,285	930,501
TJX Companies Inc.	64,882	1,800,476
Tractor Supply Co.(a)	4,937	234,606
Triarc Companies Inc. Class B	5,317	76,086
Tuesday Morning Corp.	4,719	55,024
Tween Brands Inc.(a)	4,485	171,596
Urban Outfitters Inc.(a)	16,567	332,334
Walgreen Co.	144,600	6,388,428
Wal-Mart Stores Inc.	364,036	16,727,454
Wendy’s International Inc.	12,753	446,738
Williams-Sonoma Inc.	12,675	390,263
Yum! Brands Inc.	75,870	2,430,875
Zale Corp.(a)	6,680	141,816

		116,841,305
SOFTWARE—0.68%
Avid Technology Inc.(a)	5,732	183,997
Dun & Bradstreet Corp. (The)	8,592	839,954
NAVTEQ Corp.(a)(b)	13,919	753,435

		1,777,386
TRANSPORTATION—0.16%
Laidlaw International Inc.	12,101	411,434

		411,434

TOTAL COMMON STOCKS
(Cost: $286,702,081)		259,487,985

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.52%

MONEY MARKET FUNDS—2.52%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	672,117	672,117
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	5,878,925	5,878,925

		6,551,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,551,042)		6,551,042

TOTAL INVESTMENTS IN SECURITIES—102.28%
(Cost: $293,253,123)		266,039,027

SHORT POSITIONS(f)—(0.01)%

COMMON STOCKS—(0.01)%
PharMerica Corp.	(2,257)	(37,827)

		(37,827)

TOTAL SHORT POSITIONS
(Proceeds: $37,815)		(37,827)
Other Assets, Less Liabilities—(2.27)%		(5,899,256)

NET ASSETS—100.00%		$260,101,944

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occuring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

ELECTRIC—0.15%
Dynegy Inc. Class A(a)	136,848	$1,219,316
OGE Energy Corp.	11,717	388,419

		1,607,735
OIL & GAS—80.91%
Anadarko Petroleum Corp.	458,054	23,053,858
Apache Corp.	302,643	24,465,660
Atwood Oceanics Inc.(a)	1,652	113,327
Berry Petroleum Co. Class A	24,125	897,691
Cabot Oil & Gas Corp.	96,238	3,291,340
Cheniere Energy Inc.(a)(b)	32,771	1,232,845
Chesapeake Energy Corp.	246,840	8,402,434
Chevron Corp.	2,025,553	172,698,649
Cimarex Energy Co.	27,644	1,046,325
Comstock Resources Inc.(a)	29,337	787,992
ConocoPhillips	666,280	53,862,075
Crosstex Energy Inc.(b)	28,973	837,609
Delta Petroleum Corp.(a)(b)	29,091	482,911
Denbury Resources Inc.(a)	52,271	2,090,840
Devon Energy Corp.	397,501	29,657,550
Diamond Offshore Drilling Inc.	68,968	7,116,118
Encore Acquisition Co.(a)	34,721	898,232
ENSCO International Inc.	96,908	5,918,172
EOG Resources Inc.	253,722	17,785,912
EXCO Resources Inc.(a)	57,516	1,004,229
Exxon Mobil Corp.	3,137,274	267,076,137
Forest Oil Corp.(a)	41,619	1,684,321
Frontier Oil Corp.	75,059	2,907,035
GlobalSantaFe Corp.	140,333	10,063,279
Grey Wolf Inc.(a)(b)	127,990	948,406
Helmerich & Payne Inc.	100,052	3,238,683
Hess Corp.	257,842	15,779,930
Holly Corp.	2,334	157,288
Marathon Oil Corp.	534,864	29,524,493
Mariner Energy Inc.(a)	70,288	1,485,185
Murphy Oil Corp.	204,953	12,715,284
Nabors Industries Ltd.(a)(b)	250,895	7,336,170
Newfield Exploration Co.(a)	93,563	4,495,702
Noble Corp.	106,014	10,862,194
Noble Energy Inc.	126,871	7,756,893
Occidental Petroleum Corp.	848,416	48,122,156
Parker Drilling Co.(a)	74,249	699,426
Patterson-UTI Energy Inc.	102,549	2,348,372
Penn Virginia Corp.	10,280	397,836
Petrohawk Energy Corp.(a)	113,675	1,703,988
Pioneer Natural Resources Co.	128,222	5,834,101
Plains Exploration & Production Co.(a)	27,772	1,200,028
Pogo Producing Co.	36,004	1,917,573
Pride International Inc.(a)	56,203	1,969,915

Quicksilver Resources Inc.(a)(b)	40,564	1,708,556
Range Resources Corp.	74,551	2,768,824
Rowan Companies Inc.	43,435	1,832,523
Southwestern Energy Co.(a)	100,808	4,095,829
St. Mary Land & Exploration Co.	37,411	1,245,412
Stone Energy Corp.(a)	229	7,443
Sunoco Inc.	110,050	7,342,536
Swift Energy Co.(a)	20,156	861,468
Tesoro Corp.	69,248	3,448,550
Transocean Inc.(a)	245,218	26,348,674
Ultra Petroleum Corp.(a)	59,511	3,290,363
Unit Corp.(a)	7,081	389,880
Valero Energy Corp.	435,030	29,151,360
Whiting Petroleum Corp.(a)	1,877	77,088
XTO Energy Inc.	213,085	11,619,525

		890,056,195
OIL & GAS SERVICES—18.27%
Baker Hughes Inc.	346,738	27,409,639
BJ Services Co.	245,158	6,410,882
Cameron International Corp.(a)	73,953	5,768,334
Core Laboratories NV(a)	10,246	1,102,777
Dresser-Rand Group Inc.(a)	50,399	1,869,803
FMC Technologies Inc.(a)	18,480	1,691,290
Global Industries Ltd.(a)	1,417	36,700
Grant Prideco Inc.(a)	82,138	4,607,942
Halliburton Co.	634,597	22,858,184
Hanover Compressor Co.(a)	47,075	1,121,797
Helix Energy Solutions Group Inc.(a)	58,228	2,267,981
Input/Output Inc.(a)	48,013	684,185
National Oilwell Varco Inc.(a)	108,811	13,069,289
Newpark Resources Inc.(a)	61,001	386,136
Oceaneering International Inc.(a)	7,239	406,542
Oil States International Inc.(a)	31,620	1,383,059
Schlumberger Ltd.	874,340	82,817,485
SEACOR Holdings Inc.(a)	6,965	607,487
Smith International Inc.	147,630	9,065,958
Superior Energy Services Inc.(a)	20,416	823,173
Tetra Technologies Inc.(a)	19,165	532,979
Tidewater Inc.	35,107	2,402,021
Universal Compression Holdings Inc.(a)	1,801	131,545
Weatherford International Ltd.(a)	220,325	12,190,582
W-H Energy Services Inc.(a)	20,458	1,310,949

		200,956,719
PIPELINES—0.50%
El Paso Corp.	333,263	5,548,829

		5,548,829
TRANSPORTATION—0.06%
Bristow Group Inc.(a)	15,082	715,339

		715,339

TOTAL COMMON STOCKS
(Cost: $916,101,748)		1,098,884,817

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.88%

MONEY MARKET FUNDS—0.88%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	1,336,373	1,336,373
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	8,357,429	8,357,429

		9,693,802

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,693,802)		9,693,802

TOTAL INVESTMENTS IN SECURITIES—100.77%
(Cost: $925,795,550)		1,108,578,619
Other Assets, Less Liabilities—(0.77)%		(8,467,416)

NET ASSETS—100.00%		$1,100,111,203

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

BANKS—28.24%
Alabama National BanCorporation	3,335	$177,989
AMCORE Financial Inc.	4,056	97,952
Associated Banc-Corp	20,739	596,039
BancorpSouth Inc.	12,530	292,575
Bank of America Corp.	769,680	36,498,226
Bank of Hawaii Corp.	8,431	404,857
Bank of New York Mellon Corp. (The)	191,861	8,163,686
BB&T Corp.	92,478	3,460,527
BOK Financial Corp.	3,949	197,529
Cathay General Bancorp	7,742	236,983
Chittenden Corp.	8,043	269,038
Citizens Republic Bancorp Inc.	14,033	225,931
City National Corp.	6,665	471,815
Colonial BancGroup Inc. (The)	26,171	570,790
Comerica Inc.	27,042	1,424,032
Commerce Bancorp Inc.	33,211	1,110,908
Commerce Bancshares Inc.	11,920	529,844
Compass Bancshares Inc.	22,326	1,546,745
Cullen/Frost Bankers Inc.	10,204	506,833
Discover Financial Services LLC(a)	82,508	1,901,809
East West Bancorp Inc.	9,972	365,574
F.N.B. Corp. (Pennsylvania)	10,756	161,448
Fifth Third Bancorp	80,137	2,956,254
First BanCorp (Puerto Rico)	13,522	124,402
First Community Bancorp	4,825	242,312
First Horizon National Corp.	21,850	693,082
First Midwest Bancorp Inc.	8,421	276,967
FirstMerit Corp.	13,741	251,873
Fremont General Corp.(b)	13,297	76,724
Frontier Financial Corp.	8,060	172,645
Fulton Financial Corp.	30,974	409,476
Greater Bay Bancorp	9,440	253,747
Hancock Holding Co.	4,202	148,625
Huntington Bancshares Inc.	60,737	1,166,150
International Bancshares Corp.	9,672	213,074
KeyCorp	67,583	2,344,454
M&T Bank Corp.	13,397	1,423,967
Marshall & Ilsley Corp.	40,572	1,671,972
National City Corp.	92,569	2,720,603
Northern Trust Corp.	33,063	2,065,115
Old National Bancorp	11,357	163,541
Pacific Capital Bancorp	8,303	173,533
Park National Corp.(b)	1,977	157,073
PNC Financial Services Group Inc. (The)	59,228	3,947,546
Popular Inc.	44,811	591,057
Prosperity Bancshares Inc.	6,929	196,229
Provident Bankshares Corp.	5,898	169,273
Regions Financial Corp.	120,965	3,637,418
South Financial Group Inc. (The)	13,356	287,955
State Street Corp.	66,831	4,479,682

Sterling Bancshares Inc.	13,093	136,298
Sterling Financial Corp. (Washington)	8,540	193,943
SunTrust Banks Inc.	60,433	4,731,904
Susquehanna Bancshares Inc.	9,713	168,035
SVB Financial Group(a)(b)	6,045	318,451
Synovus Financial Corp.	45,954	1,284,874
TCF Financial Corp.	21,459	527,677
TrustCo Bank Corp. NY	11,117	103,166
Trustmark Corp.	9,118	228,224
U.S. Bancorp	300,414	8,997,399
UCBH Holdings Inc.	17,135	281,699
Umpqua Holdings Corp.	10,201	194,023
UnionBanCal Corp.	9,213	509,110
United Bancshares Inc.	6,917	192,638
United Community Banks Inc.	7,720	181,034
Valley National Bancorp	20,551	435,065
W Holding Co. Inc.	28,901	63,871
Wachovia Corp.	326,864	15,431,249
Webster Financial Corp.	9,506	413,131
Wells Fargo & Co.	539,706	18,225,872
Westamerica Bancorporation	5,370	219,794
Whitney Holding Corp.	11,086	277,039
Wilmington Trust Corp.	11,566	450,380
Wintrust Financial Corp.	3,763	148,300
Zions Bancorporation	18,309	1,364,936

		145,303,991
COMMERCIAL SERVICES—0.62%
Equifax Inc.	25,689	1,039,377
Moody’s Corp.	40,081	2,156,358

		3,195,735
DIVERSIFIED FINANCIAL SERVICES—35.16%
Affiliated Managers Group Inc.(a)(b)	5,177	585,001
American Express Co.	181,305	10,613,595
AmeriCredit Corp.(a)	20,827	423,621
Ameriprise Financial Inc.	36,278	2,186,475
Bear Stearns Companies Inc. (The)	20,379	2,470,342
BlackRock Inc.	3,318	529,221
Capital One Financial Corp.	70,936	5,019,431
CIT Group Inc.	33,245	1,369,029
Citigroup Inc.	850,672	39,615,795
CME Group Inc.	7,865	4,345,413
CompuCredit Corp.(a)	6,079	159,574
Countrywide Financial Corp.	101,291	2,853,367
E*TRADE Financial Corp.(a)	73,875	1,368,165
Eaton Vance Corp.	21,419	896,599
Edwards (A.G.) Inc.	12,816	1,036,302
Federal Home Loan Mortgage Corp.	113,270	6,486,973
Federal National Mortgage Association	165,442	9,900,049
Federated Investors Inc. Class B	16,883	607,957
First Marblehead Corp. (The)	10,344	340,938
Franklin Resources Inc.	28,985	3,691,819
Friedman, Billings, Ramsey Group Inc. Class A	23,051	113,411
Goldman Sachs Group Inc. (The)	63,252	11,912,882
IndyMac Bancorp Inc.(b)	11,862	260,964
IntercontinentalExchange Inc.(a)	9,909	1,497,547
International Securities Exchange Holdings Inc.	6,473	425,276
Investment Technology Group Inc.(a)	8,061	322,118
Janus Capital Group Inc.	32,668	982,000
Jefferies Group Inc.	17,935	471,152
JPMorgan Chase & Co.	586,491	25,811,469
Knight Capital Group Inc. Class A(a)	19,028	269,056
LaBranche & Co. Inc.(a)	12,708	82,221

Lazard Ltd. Class A	8,550	316,607
Legg Mason Inc.	22,511	2,025,990
Lehman Brothers Holdings Inc.	91,245	5,657,190
Merrill Lynch & Co. Inc.	139,953	10,384,513
Morgan Stanley	165,018	10,539,700
Nasdaq Stock Market Inc. (The)(a)	17,281	531,736
National Financial Partners Corp.	6,801	315,294
Nuveen Investments Inc. Class A	13,640	833,950
NYSE Euronext Inc.	32,749	2,522,328
Piper Jaffray Companies(a)	3,528	169,062
Raymond James Financial Inc.	16,162	495,689
Rowe (T.) Price Group Inc.	44,925	2,341,940
Schwab (Charles) Corp. (The)	175,215	3,527,078
SLM Corp.	70,849	3,483,645
SWS Group Inc.	4,815	84,985
TD Ameritrade Holding Corp.(a)	42,261	716,324
Waddell & Reed Financial Inc. Class A	14,335	361,385

		180,955,178
FOREST PRODUCTS & PAPER—0.40%
Plum Creek Timber Co. Inc.	30,284	1,176,836
Potlatch Corp.	7,141	311,990
Rayonier Inc.	12,966	548,980

		2,037,806
INSURANCE—22.37%
ACE Ltd.	55,217	3,187,125
AFLAC Inc.	84,223	4,389,703
Alleghany Corp.(a)	887	372,540
Allied World Assurance Holdings Ltd.	5,882	279,101
Allstate Corp. (The)	104,958	5,578,518
Ambac Financial Group Inc.	17,626	1,183,586
American Financial Group Inc.	11,720	329,215
American International Group Inc.	389,954	25,027,248
American National Insurance Co.	2,735	408,965
Aon Corp.	44,747	1,791,670
Arch Capital Group Ltd.(a)	7,184	500,437
Aspen Insurance Holdings Ltd.	12,896	315,307
Assurant Inc.	17,714	898,454
Assured Guaranty Ltd.	8,413	204,772
Axis Capital Holdings Ltd.	23,945	882,373
Berkley (W.R.) Corp.	30,371	893,515
Brown & Brown Inc.	19,210	493,697
Chubb Corp.	68,945	3,475,517
Cincinnati Financial Corp.	25,994	1,018,965
Commerce Group Inc.	10,611	304,854
Conseco Inc.(a)	25,058	455,805
Delphi Financial Group Inc. Class A	7,260	291,634
Endurance Specialty Holdings Ltd.	10,023	374,860
Erie Indemnity Co. Class A	8,899	459,544
Everest Re Group Ltd.	10,978	1,078,589
Fidelity National Financial Inc.	37,265	778,466
First American Corp.	14,460	669,353
Gallagher (Arthur J.) & Co.	16,623	458,462
Genworth Financial Inc. Class A	75,454	2,302,856
Hanover Insurance Group Inc. (The)	9,125	400,496
Hartford Financial Services Group Inc. (The)	54,226	4,981,743
HCC Insurance Holdings Inc.	19,029	557,169
Hilb, Rogal & Hobbs Co.	6,282	272,011
Horace Mann Educators Corp.	7,456	132,940
IPC Holdings Ltd.	11,121	275,912
Lincoln National Corp.	47,240	2,849,517
Loews Corp.	78,182	3,705,827
Markel Corp.(a)	1,670	777,385

Marsh & McLennan Companies Inc.	93,963	2,588,681
MBIA Inc.	22,673	1,271,955
Mercury General Corp.	4,578	237,049
MetLife Inc.	77,636	4,675,240
MGIC Investment Corp.	14,529	561,691
Montpelier Re Holdings Ltd.	18,268	289,548
Nationwide Financial Services Inc.	9,218	524,596
Ohio Casualty Corp.	10,195	442,565
Old Republic International Corp.	36,546	670,985
PartnerRe Ltd.	9,642	684,871
Philadelphia Consolidated Holding Corp.(a)	10,027	362,376
Phoenix Companies Inc.	19,800	273,042
Platinum Underwriters Holdings Ltd.	10,003	332,100
PMI Group Inc. (The)	15,244	519,363
Principal Financial Group Inc.	45,842	2,585,030
ProAssurance Corp.(a)	5,307	262,060
Progressive Corp. (The)	118,436	2,484,787
Protective Life Corp.	11,388	489,912
Prudential Financial Inc.	81,489	7,222,370
Radian Group Inc.	13,946	470,120
Reinsurance Group of America Inc.	4,881	260,206
RenaissanceRe Holdings Ltd.	11,194	643,655
RLI Corp.	3,896	225,968
SAFECO Corp.	18,042	1,054,916
Selective Insurance Group Inc.	9,672	198,469
StanCorp Financial Group Inc.	9,283	435,930
Torchmark Corp.	16,609	1,022,118
Transatlantic Holdings Inc.	4,449	325,444
Travelers Companies Inc. (The)	113,789	5,778,205
Unitrin Inc.	7,527	318,994
Unum Group	59,279	1,440,480
White Mountains Insurance Group Ltd.	1,354	744,023
Willis Group Holdings Ltd.	19,147	777,177
XL Capital Ltd. Class A	30,158	2,348,102
Zenith National Insurance Corp.	6,288	253,784

		115,133,943
REAL ESTATE—0.73%
Brookfield Properties Corp.	34,490	779,474
CB Richard Ellis Group Inc. Class A(a)	34,657	1,210,222
Forest City Enterprises Inc. Class A	10,152	552,370
Jones Lang LaSalle Inc.	6,187	679,209
St. Joe Co. (The)(b)	13,176	534,155

		3,755,430
REAL ESTATE INVESTMENT TRUSTS—9.61%
Alexandria Real Estate Equities Inc.	4,939	425,396
AMB Property Corp.	16,783	894,198
American Financial Realty Trust	20,358	178,540
American Home Mortgage Investment Corp.(b)	7,069	7,352
Annaly Capital Management Inc.	52,979	765,547
Apartment Investment & Management Co. Class A	16,529	698,350
Archstone-Smith Trust	37,762	2,167,916
AvalonBay Communities Inc.	13,461	1,453,384
BioMed Realty Trust Inc.	12,005	262,189
Boston Properties Inc.	20,207	1,909,359
Brandywine Realty Trust	15,013	362,114
BRE Properties Inc. Class A	8,708	440,015
Camden Property Trust	9,732	534,871
CapitalSource Inc.	24,375	463,125
CBL & Associates Properties Inc.	11,439	364,790
Colonial Properties Trust	7,949	274,956
Corporate Office Properties Trust	7,746	291,947

Cousins Properties Inc.	7,157	184,006
Crescent Real Estate Equities Co.	17,284	390,273
DCT Industrial Trust Inc.	28,584	280,123
Developers Diversified Realty Corp.	21,076	1,011,648
DiamondRock Hospitality Co.	15,481	260,700
Digital Realty Trust Inc.	9,206	305,179
Douglas Emmett Inc.	17,574	405,256
Duke Realty Corp.	22,983	751,314
Entertainment Properties Trust	4,567	203,460
Equity Inns Inc.	9,614	214,969
Equity Lifestyle Properties Inc.	3,854	174,817
Equity Residential	49,731	1,979,791
Essex Property Trust Inc.	4,295	462,056
Federal Realty Investment Trust	9,439	709,246
FelCor Lodging Trust Inc.	11,353	249,312
First Industrial Realty Trust Inc.	7,653	296,248
Franklin Street Properties Corp.	12,160	186,656
General Growth Properties Inc.	39,127	1,877,313
Health Care Property Investors Inc.	34,861	949,614
Health Care REIT Inc.	13,069	479,763
Healthcare Realty Trust Inc.	8,887	206,356
Highwoods Properties Inc.	10,069	327,545
Home Properties Inc.	6,081	281,550
Hospitality Properties Trust	15,683	601,600
Host Hotels & Resorts Inc.	88,372	1,866,417
HRPT Properties Trust	36,081	337,357
Impac Mortgage Holdings Inc.(b)	7,457	19,090
iStar Financial Inc.	21,527	782,076
Kilroy Realty Corp.	5,519	355,589
Kimco Realty Corp.	37,152	1,386,884
LaSalle Hotel Properties	7,144	285,974
Lexington Realty Trust	11,698	220,741
Liberty Property Trust	15,386	577,129
Macerich Co. (The)	12,120	886,578
Mack-Cali Realty Corp.	11,362	438,573
Maguire Properties Inc.	6,773	193,776
Mid-America Apartment Communities Inc.	4,340	195,864
National Retail Properties Inc.(b)	10,532	228,123
Nationwide Health Properties Inc.	14,781	352,231
Newcastle Investment Corp.	9,777	176,084
Pennsylvania Real Estate Investment Trust	6,490	252,721
Post Properties Inc.	7,433	327,349
ProLogis	43,610	2,481,409
Public Storage	21,812	1,528,803
RAIT Financial Trust	10,052	104,139
Realty Income Corp.	16,946	397,723
Redwood Trust Inc.	4,787	137,866
Regency Centers Corp.	11,621	753,854
Senior Housing Properties Trust	14,243	246,119
Simon Property Group Inc.	38,062	3,293,505
SL Green Realty Corp.	10,049	1,220,150
Strategic Hotels & Resorts Inc.	13,160	280,045
Sunstone Hotel Investors Inc.	11,383	282,526
Taubman Centers Inc.	9,124	438,773
Thornburg Mortgage Inc.	21,273	540,760
UDR Inc.	22,766	525,667
Ventas Inc.	21,756	709,681
Vornado Realty Trust	24,163	2,586,166
Washington Real Estate Investment Trust	7,829	233,617
Weingarten Realty Investors	13,558	496,358

		49,422,561
SAVINGS & LOANS—2.16%
Anchor BanCorp Wisconsin Inc.	3,801	84,952

Astoria Financial Corp.	15,264	359,467
Dime Community Bancshares Inc.	6,270	70,161
Downey Financial Corp.	3,848	204,675
First Niagara Financial Group Inc.	18,121	233,036
FirstFed Financial Corp.(a)(b)	3,188	144,098
Hudson City Bancorp Inc.	88,105	1,076,643
MAF Bancorp Inc.	5,538	290,856
New York Community Bancorp Inc.	47,747	774,934
NewAlliance Bancshares Inc.	17,828	240,856
People’s United Financial Inc.	21,165	341,180
PFF Bancorp Inc.	3,984	66,612
Provident Financial Services Inc.	10,649	150,151
Sovereign Bancorp Inc.	55,845	1,068,873
Washington Federal Inc.	14,641	329,862
Washington Mutual Inc.	151,295	5,678,101

		11,114,457
SOFTWARE—0.55%
MasterCard Inc. Class A	11,276	1,813,181
MoneyGram International Inc.	14,455	369,903
SEI Investments Co.	24,414	665,526

		2,848,610

TOTAL COMMON STOCKS
(Cost: $539,324,276)		513,767,711

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.49%

MONEY MARKET FUNDS—0.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	944,554	944,554
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	1,588,363	1,588,363

		2,532,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,532,917)		2,532,917

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $541,857,193)		516,300,628
Other Assets, Less Liabilities—(0.33)%		(1,683,183)

NET ASSETS—100.00%		$514,617,445

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.80%

BANKS—41.98%
Alabama National BanCorporation	2,089	$111,490
AMCORE Financial Inc.	2,472	59,699
Associated Banc-Corp	13,063	375,431
BancorpSouth Inc.	8,492	198,288
Bank of America Corp.	492,392	23,349,229
Bank of Hawaii Corp.	5,457	262,045
Bank of New York Mellon Corp. (The)	122,886	5,228,799
BB&T Corp.	59,358	2,221,176
BOK Financial Corp.	2,488	124,450
Cathay General Bancorp	4,839	148,122
Chittenden Corp.	5,011	167,618
Citizens Republic Bancorp Inc.	8,230	132,503
City National Corp.	4,409	312,113
Colonial BancGroup Inc. (The)	16,890	368,371
Comerica Inc.	17,103	900,644
Commerce Bancorp Inc.	20,902	699,172
Commerce Bancshares Inc.	7,606	338,087
Compass Bancshares Inc.	14,398	997,493
Cullen/Frost Bankers Inc.	6,567	326,183
Discover Financial Services LLC(a)	52,784	1,216,671
East West Bancorp Inc.	6,290	230,591
F.N.B. Corp. (Pennsylvania)	6,672	100,147
Fifth Third Bancorp	51,469	1,898,691
First BanCorp (Puerto Rico)	8,565	78,798
First Community Bancorp	2,984	149,856
First Horizon National Corp.	13,760	436,467
First Midwest Bancorp Inc.	5,498	180,829
FirstMerit Corp.	8,107	148,601
Fremont General Corp.(b)	7,512	43,344
Frontier Financial Corp.	5,014	107,400
Fulton Financial Corp.	19,040	251,709
Greater Bay Bancorp	5,633	151,415
Hancock Holding Co.	2,921	103,316
Huntington Bancshares Inc.	38,851	745,939
International Bancshares Corp.	5,975	131,629
KeyCorp	42,895	1,488,028
M&T Bank Corp.	8,462	899,426
Marshall & Ilsley Corp.	26,175	1,078,672
National City Corp.	58,904	1,731,189
Northern Trust Corp.	21,276	1,328,899
Old National Bancorp	7,349	105,826
Pacific Capital Bancorp	5,074	106,047
Park National Corp.	1,276	101,378
PNC Financial Services Group Inc. (The)	37,998	2,532,567
Popular Inc.	27,953	368,700
Prosperity Bancshares Inc.	4,714	133,500
Provident Bankshares Corp.	3,565	102,315
Regions Financial Corp.	77,099	2,318,367
South Financial Group Inc. (The)	8,199	176,770

State Street Corp.	42,924	2,877,196
Sterling Bancshares Inc.	8,156	84,904
Sterling Financial Corp. (Washington)	5,622	127,676
SunTrust Banks Inc.	38,751	3,034,203
Susquehanna Bancshares Inc.	5,746	99,406
SVB Financial Group(a)(b)	3,800	200,184
Synovus Financial Corp.	29,443	823,226
TCF Financial Corp.	13,567	333,613
TrustCo Bank Corp. NY	7,980	74,054
Trustmark Corp.	5,708	142,871
U.S. Bancorp	192,389	5,762,051
UCBH Holdings Inc.	10,935	179,771
Umpqua Holdings Corp.	6,860	130,477
UnionBanCal Corp.	5,856	323,603
United Bancshares Inc.	4,316	120,201
United Community Banks Inc.	5,274	123,675
Valley National Bancorp	13,296	281,476
W Holding Co. Inc.	14,966	33,075
Wachovia Corp.	209,206	9,876,615
Webster Financial Corp.	6,160	267,714
Wells Fargo & Co.	345,399	11,664,124
Westamerica Bancorporation	3,348	137,034
Whitney Holding Corp.	7,229	180,653
Wilmington Trust Corp.	7,489	291,622
Wintrust Financial Corp.	2,682	105,698
Zions Bancorporation	11,815	880,808

		92,923,930
COMMERCIAL SERVICES—0.92%
Equifax Inc.	16,630	672,850
Moody’s Corp.	25,451	1,369,264

		2,042,114
DIVERSIFIED FINANCIAL SERVICES—52.22%
Affiliated Managers Group Inc.(a)(b)	3,267	369,171
American Express Co.	116,085	6,795,616
AmeriCredit Corp.(a)	12,808	260,515
Ameriprise Financial Inc.	23,022	1,387,536
Bear Stearns Companies Inc. (The)	13,102	1,588,224
BlackRock Inc.	2,148	342,606
Capital One Financial Corp.	45,477	3,217,953
CIT Group Inc.	21,053	866,963
Citigroup Inc.	544,183	25,342,602
CME Group Inc.	5,046	2,787,915
CompuCredit Corp.(a)	3,567	93,634
Countrywide Financial Corp.	64,519	1,817,500
E*TRADE Financial Corp.(a)	46,731	865,458
Eaton Vance Corp.	13,813	578,212
Edwards (A.G.) Inc.	8,239	666,206
Federal Home Loan Mortgage Corp.	72,365	4,144,344
Federal National Mortgage Association	105,935	6,339,150
Federated Investors Inc. Class B	10,886	392,005
First Marblehead Corp. (The)	6,637	218,756
Franklin Resources Inc.	18,468	2,352,269
Goldman Sachs Group Inc. (The)	40,475	7,623,061
IndyMac Bancorp Inc.(b)	8,025	176,550
IntercontinentalExchange Inc.(a)	6,395	966,476
International Securities Exchange Holdings Inc.	4,074	267,662
Investment Technology Group Inc.(a)	4,902	195,884
Janus Capital Group Inc.	20,491	615,959
Jefferies Group Inc.	11,852	311,352
JPMorgan Chase & Co.	375,259	16,515,149
Knight Capital Group Inc. Class A(a)	11,493	162,511

LaBranche & Co. Inc.(a)	6,530	42,249
Lazard Ltd. Class A	5,667	209,849
Legg Mason Inc.	14,339	1,290,510
Lehman Brothers Holdings Inc.	58,284	3,613,608
Merrill Lynch & Co. Inc.	89,530	6,643,126
Morgan Stanley	105,663	6,748,696
Nasdaq Stock Market Inc. (The)(a)	10,672	328,377
National Financial Partners Corp.	4,106	190,354
Nuveen Investments Inc. Class A	8,669	530,023
NYSE Euronext Inc.	20,860	1,606,637
Piper Jaffray Companies(a)	2,056	98,524
Raymond James Financial Inc.	10,526	322,832
Rowe (T.) Price Group Inc.	28,887	1,505,879
Schwab (Charles) Corp. (The)	112,480	2,264,222
SLM Corp.	45,164	2,220,714
SWS Group Inc.	3,064	54,080
TD Ameritrade Holding Corp.(a)	26,357	446,751
Waddell & Reed Financial Inc. Class A	9,219	232,411

		115,610,081
INSURANCE—0.66%
Fidelity National Financial Inc.	24,052	502,446
MGIC Investment Corp.	9,094	351,574
PMI Group Inc. (The)	9,472	322,711
Radian Group Inc.	8,670	292,266

		1,468,997
SAVINGS & LOANS—3.20%
Anchor BanCorp Wisconsin Inc.	2,305	51,517
Astoria Financial Corp.	9,750	229,612
Dime Community Bancshares Inc.	3,682	41,202
Downey Financial Corp.	2,289	121,752
First Niagara Financial Group Inc.	11,780	151,491
FirstFed Financial Corp.(a)(b)	1,839	83,123
Hudson City Bancorp Inc.	55,444	677,526
MAF Bancorp Inc.	3,410	179,093
New York Community Bancorp Inc.	31,040	503,779
NewAlliance Bancshares Inc.	11,599	156,702
People’s United Financial Inc.	13,707	220,957
PFF Bancorp Inc.	2,395	40,044
Provident Financial Services Inc.	6,703	94,512
Sovereign Bancorp Inc.	36,133	691,586
Washington Federal Inc.	9,524	214,576
Washington Mutual Inc.	96,631	3,626,561

		7,084,033
SOFTWARE—0.82%
MasterCard Inc. Class A	7,143	1,148,594
MoneyGram International Inc.	9,189	235,146
SEI Investments Co.	15,756	429,509

		1,813,249

TOTAL COMMON STOCKS
(Cost: $240,968,994)		220,942,404

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.49%

MONEY MARKET FUNDS—0.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	389,997	389,997
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	685,726	685,726

		1,075,723

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,075,723)		1,075,723

TOTAL INVESTMENTS IN SECURITIES—100.29%
(Cost: $242,044,717)		222,018,127
Other Assets, Less Liabilities—(0.29)%		(638,734)

NET ASSETS—100.00%		$221,379,393

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—100.03%

COMMERCIAL SERVICES—3.46%
Healthcare Services Group Inc.	20,033	$555,315
HealthSpring Inc.(a)	32,841	561,581
PAREXEL International Corp.(a)	20,276	819,759
Pharmaceutical Product Development Inc.	63,251	2,118,909
PharmaNet Development Group Inc.(a)	14,161	396,508
PRA International(a)	17,174	496,844

		4,948,916
HEALTH CARE - PRODUCTS—0.37%
LCA-Vision Inc.(b)	14,971	531,620

		531,620
HEALTH CARE - SERVICES—79.40%
Aetna Inc.	232,131	11,158,537
Amedisys Inc.(a)	19,186	726,190
AMERIGROUP Corp.(a)	37,058	1,025,765
AmSurg Corp.(a)	23,151	582,016
Apria Healthcare Group Inc.(a)	31,147	816,674
Assisted Living Concepts Inc.(a)(b)	46,598	419,382
Brookdale Senior Living Inc.(b)	33,156	1,326,572
Centene Corp.(a)	32,533	703,038
Community Health Systems Inc.(a)	58,339	2,269,387
Covance Inc.(a)	38,082	2,687,447
Coventry Health Care Inc.(a)	82,567	4,608,064
DaVita Inc.(a)	59,899	3,171,053
Gentiva Health Services Inc.(a)	20,874	416,854
Health Management Associates Inc. Class A	153,069	1,233,736
Health Net Inc.(a)	63,291	3,135,436
HealthSouth Corp.(a)	54,075	854,385
Healthways Inc.(a)	23,696	1,035,515
Humana Inc.(a)	86,721	5,557,949
Kindred Healthcare Inc.(a)	24,307	650,941
Laboratory Corp. of America Holdings(a)	62,458	4,612,523
LifePoint Hospitals Inc.(a)	37,411	1,105,495
Lincare Holdings Inc.(a)	51,831	1,849,848
Magellan Health Services Inc.(a)	26,215	1,096,311
Manor Care Inc.	43,174	2,735,073
Matria Healthcare Inc.(a)	16,950	437,819
Molina Healthcare Inc.(a)	11,480	360,357
Odyssey Healthcare Inc.(a)	28,220	305,058
Pediatrix Medical Group Inc.(a)	30,946	1,669,846
Psychiatric Solutions Inc.(a)	36,448	1,242,512
Quest Diagnostics Inc.	81,970	4,546,876
Sierra Health Services Inc.(a)	33,590	1,365,098
Sunrise Senior Living Inc.(a)	29,902	1,188,904
Tenet Healthcare Corp.(a)	293,192	1,518,735
UnitedHealth Group Inc.	510,124	24,705,305
Universal Health Services Inc. Class B	31,617	1,657,996
WellCare Health Plans Inc.(a)	21,589	2,186,102
WellPoint Inc.(a)	248,406	18,660,259

		113,623,058

INSURANCE—4.83%
CIGNA Corp.	133,925	6,915,887

		6,915,887
PHARMACEUTICALS—11.97%
Express Scripts Inc.(a)	118,240	5,927,371
HealthExtras Inc.(a)	24,401	654,679
Medco Health Solutions Inc.(a)	129,700	10,540,719

		17,122,769

TOTAL COMMON STOCKS
(Cost: $150,146,614)		143,142,250

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.12%

MONEY MARKET FUNDS—1.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	83,856	83,856
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	1,513,830	1,513,830

		1,597,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,597,686)		1,597,686

TOTAL INVESTMENTS IN SECURITIES—101.15%
(Cost: $151,744,300)		144,739,936

SHORT POSITIONS(f)—(0.10)%

COMMON STOCKS—(0.10)%
PharMerica Corp.	(8,721)	(146,164)

		(146,164)

TOTAL SHORT POSITIONS
(Proceeds: $146,118)		(146,164)
Other Assets, Less Liabilities—(1.05)%		(1,498,539)

NET ASSETS—100.00%		$143,095,233

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occuring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

BIOTECHNOLOGY—11.25%
Affymetrix Inc.(a)	46,742	$1,139,570
Alexion Pharmaceuticals Inc.(a)	24,151	1,404,622
Amgen Inc.(a)	790,836	42,499,527
Biogen Idec Inc.(a)	231,440	13,085,618
Bio-Rad Laboratories Inc. Class A(a)	12,425	921,438
Celera Group(a)	53,653	644,909
Celgene Corp.(a)	257,552	15,597,349
Charles River Laboratories International Inc.(a)	45,492	2,328,281
Enzo Biochem Inc.(a)	22,730	290,490
Enzon Pharmaceuticals Inc.(a)	30,960	222,912
Genentech Inc.(a)	313,438	23,313,518
Genzyme Corp.(a)	177,345	11,185,149
Human Genome Sciences Inc.(a)	91,882	713,004
Illumina Inc.(a)	36,172	1,648,358
Incyte Corp.(a)	53,234	283,205
InterMune Inc.(a)(b)	17,802	380,073
Invitrogen Corp.(a)	31,955	2,294,369
Millennium Pharmaceuticals Inc.(a)	217,311	2,192,668
Millipore Corp.(a)	36,627	2,879,249
Myriad Genetics Inc.(a)	29,388	1,098,523
Nektar Therapeutics(a)(b)	63,030	480,919
PDL BioPharma Inc.(a)	79,558	1,868,817
Regeneron Pharmaceuticals Inc.(a)	42,659	635,193
Savient Pharmaceuticals Inc.(a)	33,162	392,638
Vertex Pharmaceuticals Inc.(a)(b)	89,115	2,878,415

		130,378,814
COMMERCIAL SERVICES—0.27%
PAREXEL International Corp.(a)	18,377	742,982
Pharmaceutical Product Development Inc.	70,740	2,369,790

		3,112,772
DISTRIBUTION & WHOLESALE—0.09%
Owens & Minor Inc.	27,396	1,053,376

		1,053,376
ELECTRONICS—2.08%
Applied Biosystems Group	124,496	3,886,765
Thermo Fisher Scientific Inc.(a)	286,177	14,941,301
Varian Inc.(a)	20,844	1,253,558
Waters Corp.(a)	69,056	4,023,203

		24,104,827
HEALTH CARE - PRODUCTS—27.63%
Advanced Medical Optics Inc.(a)	40,401	1,221,322
Alcon Inc.	51,792	7,069,608
American Medical Systems Holdings Inc.(a)(b)	49,267	900,601
ArthroCare Corp.(a)(b)	18,788	951,049
Bard (C.R.) Inc.	70,906	5,563,994

Bausch & Lomb Inc.	37,027	2,367,136
Baxter International Inc.	439,424	23,113,702
Beckman Coulter Inc.	42,234	2,991,012
Becton, Dickinson and Co.	155,590	11,880,852
Boston Scientific Corp.(a)	930,222	12,232,419
Cooper Companies Inc.	30,277	1,517,786
Cyberonics Inc.(a)	12,630	176,820
Cytyc Corp.(a)	78,377	3,299,672
Dade Behring Holdings Inc.	56,038	4,194,444
Datascope Corp.	8,642	297,371
DENTSPLY International Inc.	96,384	3,517,052
Edwards Lifesciences Corp.(a)	39,675	1,823,463
Gen-Probe Inc.(a)	35,366	2,228,412
Haemonetics Corp.(a)	18,106	894,799
Henry Schein Inc.(a)	59,843	3,251,869
Hillenbrand Industries Inc.	39,710	2,503,318
Hologic Inc.(a)(b)	35,983	1,863,919
IDEXX Laboratories Inc.(a)	21,264	2,131,929
Immucor Inc.(a)	46,888	1,461,030
Intuitive Surgical Inc.(a)	25,292	5,377,332
Invacare Corp.	20,740	426,207
Inverness Medical Innovations Inc.(a)	28,549	1,382,057
Johnson & Johnson	1,965,260	118,898,230
Kinetic Concepts Inc.(a)	35,955	2,210,513
Kyphon Inc.(a)(b)	31,093	2,040,323
Medtronic Inc.	782,901	39,669,594
Mentor Corp.	28,115	1,106,325
Patterson Companies Inc.(a)	87,616	3,142,786
PolyMedica Corp.	15,537	627,539
PSS World Medical Inc.(a)	46,182	795,716
ResMed Inc.(a)(b)	51,849	2,228,470
Respironics Inc.(a)	49,571	2,267,873
St. Jude Medical Inc.(a)	231,205	9,974,184
Steris Corp.	42,249	1,155,510
Stryker Corp.	192,168	11,997,048
TECHNE Corp.(a)	25,571	1,438,624
Varian Medical Systems Inc.(a)	86,657	3,535,606
Ventana Medical Systems Inc.(a)	23,672	1,972,825
Zimmer Holdings Inc.(a)	161,860	12,586,234

		320,286,575
HEALTH CARE - SERVICES—13.50%
Aetna Inc.	348,915	16,772,344
AMERIGROUP Corp.(a)	34,803	963,347
Apria Healthcare Group Inc.(a)	27,908	731,748
Brookdale Senior Living Inc.	35,094	1,404,111
Centene Corp.(a)	29,010	626,906
Community Health Systems Inc.(a)	65,139	2,533,907
Covance Inc.(a)	43,381	3,061,397
Coventry Health Care Inc.(a)	105,646	5,896,103
DaVita Inc.(a)	71,313	3,775,310
Health Management Associates Inc. Class A	162,504	1,309,782
Health Net Inc.(a)	76,183	3,774,106
HealthSouth Corp.(a)(b)	53,792	849,914
Healthways Inc.(a)	23,608	1,031,670
Humana Inc.(a)	112,502	7,210,253
Laboratory Corp. of America Holdings(a)	79,871	5,898,473
LifePoint Hospitals Inc.(a)	38,758	1,145,299
Lincare Holdings Inc.(a)	57,075	2,037,007
Magellan Health Services Inc.(a)	26,640	1,114,085
Manor Care Inc.	50,119	3,175,039
Odyssey Healthcare Inc.(a)	23,561	254,694
Pediatrix Medical Group Inc.(a)	32,900	1,775,284

Psychiatric Solutions Inc.(a)	36,933	1,259,046
Quest Diagnostics Inc.	102,163	5,666,982
Sierra Health Services Inc.(a)	34,572	1,405,006
Sunrise Senior Living Inc.(a)	29,690	1,180,474
Tenet Healthcare Corp.(a)	321,300	1,664,334
UnitedHealth Group Inc.	913,198	44,226,179
Universal Health Services Inc. Class B	34,459	1,807,030
WellCare Health Plans Inc.(a)	23,450	2,374,547
WellPoint Inc.(a)	420,240	31,568,429

		156,492,806
INSURANCE—0.87%
CIGNA Corp.	194,686	10,053,585

		10,053,585
MANUFACTURING—1.18%
Covidien Ltd.(a)	334,040	13,678,938

		13,678,938
PHARMACEUTICALS—42.97%
Abbott Laboratories	1,043,061	52,872,762
Abraxis BioScience Inc.(a)(b)	16,181	323,944
Adams Respiratory Therapeutics Inc.(a)	21,451	793,902
Alkermes Inc.(a)	68,919	981,407
Allergan Inc.	205,088	11,921,765
Alpharma Inc. Class A	28,792	713,754
Amylin Pharmaceuticals Inc.(a)(b)	80,872	3,761,357
Barr Pharmaceuticals Inc.(a)	74,681	3,825,161
BioMarin Pharmaceutical Inc.(a)	62,498	1,128,714
Bristol-Myers Squibb Co.	1,334,079	37,901,184
Cephalon Inc.(a)	44,639	3,354,174
Cubist Pharmaceuticals Inc.(a)	37,886	873,651
CV Therapeutics Inc.(a)(b)	34,889	345,750
Endo Pharmaceuticals Holdings Inc.(a)	90,738	3,085,999
Express Scripts Inc.(a)	154,936	7,766,942
Forest Laboratories Inc.(a)	214,271	8,613,694
Gilead Sciences Inc.(a)	630,897	23,488,295
Hospira Inc.(a)	106,187	4,106,251
ImClone Systems Inc.(a)	40,723	1,339,787
King Pharmaceuticals Inc.(a)	163,866	2,787,361
Lilly (Eli) & Co.	653,652	35,356,037
Medarex Inc.(a)(b)	85,289	1,207,692
Medco Health Solutions Inc.(a)	189,965	15,438,456
Medicines Co. (The)(a)	35,683	567,717
Medicis Pharmaceutical Corp. Class A	37,821	1,079,033
Merck & Co. Inc.	1,475,128	73,240,105
MGI PHARMA INC.(a)	53,238	1,332,547
Mylan Laboratories Inc.	165,978	2,660,627
Nabi Biopharmaceuticals(a)	38,317	163,230
Neurocrine Biosciences Inc.(a)	25,919	263,596
Noven Pharmaceuticals Inc.(a)	16,901	300,162
Onyx Pharmaceuticals Inc.(a)	36,477	1,014,425
OSI Pharmaceuticals Inc.(a)	39,180	1,263,163
Par Pharmaceutical Companies Inc.(a)	24,670	584,432
Perrigo Co.	52,725	983,321
Pfizer Inc.	4,803,717	112,935,387
PharMerica Corp.	19,619	328,814
Schering-Plough Corp.	1,000,299	28,548,533
Sepracor Inc.(a)	72,176	2,030,311
Theravance Inc.(a)	32,441	868,446
United Therapeutics Corp.(a)(b)	13,182	914,304
Valeant Pharmaceuticals International	62,763	984,751

Watson Pharmaceuticals Inc.(a)	69,551	2,115,741
Wyeth	902,915	43,809,436

		497,976,120

TOTAL COMMON STOCKS
(Cost: $1,200,082,949)		1,157,137,813

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.12%

MONEY MARKET FUNDS—1.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	1,587,552	1,587,552
5.31%(c)(d)
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	11,341,898	11,341,898

		12,929,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,929,450)		12,929,450

TOTAL INVESTMENTS IN SECURITIES—100.96%
(Cost: $1,213,012,399)		1,170,067,263
Other Assets, Less Liabilities—(0.96)%		(11,110,281)

NET ASSETS—100.00%		$1,158,956,982

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

HOME BUILDERS—99.84%
Beazer Homes USA Inc.(a)	193,307	$2,704,365
Brookfield Homes Corp.(a)	159,553	3,382,524
Cavco Industries Inc.(b)	124,458	4,312,470
Centex Corp.	186,194	6,946,898
Champion Enterprises Inc.(b)	543,037	6,364,394
Horton (D.R.) Inc.	396,327	6,468,057
Hovnanian Enterprises Inc. Class A(a)(b)	276,856	3,665,573
KB Home	159,224	5,064,915
Lennar Corp. Class A	200,021	6,132,644
Levitt Corp. Class A	422,547	3,447,983
M.D.C. Holdings Inc.	127,307	5,856,122
M/I Homes Inc.	170,541	4,186,782
Meritage Homes Corp.(a)(b)	179,316	3,496,662
NVR Inc.(b)	10,873	6,289,813
Palm Harbor Homes Inc.(a)(b)	232,384	3,174,365
Pulte Homes Inc.	330,902	6,399,645
Ryland Group Inc.	150,006	4,987,699
Skyline Corp.	135,678	3,792,200
Standard-Pacific Corp.	318,967	4,723,901
Toll Brothers Inc.(b)	279,842	6,136,935
TOUSA Inc.(a)	815,674	2,332,828
WCI Communities Inc.(a)(b)	260,984	2,304,489

		102,171,264

TOTAL COMMON STOCKS
(Cost: $138,317,703)		102,171,264

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.12%

MONEY MARKET FUNDS—13.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	142,707	142,707
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	13,277,524	13,277,524

		13,420,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,420,231)		13,420,231

TOTAL INVESTMENTS IN SECURITIES—112.96%
(Cost: $151,737,934)		115,591,495
Other Assets, Less Liabilities—(12.96)%		(13,258,675)

NET ASSETS—100.00%		$102,332,820

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—100.03%

AEROSPACE & DEFENSE—14.43%
AAR Corp.(a)	6,195	$184,797
Alliant Techsystems Inc.(a)	5,603	555,313
Armor Holdings Inc.(a)	5,666	498,495
BE Aerospace Inc.(a)	15,665	635,372
Boeing Co. (The)	121,404	12,556,816
Curtiss-Wright Corp.	7,588	330,609
DRS Technologies Inc.	6,830	357,619
Esterline Technologies Corp.(a)	4,353	201,500
General Dynamics Corp.	57,505	4,517,593
Goodrich Corp.	21,286	1,339,102
Kaman Corp.	3,709	124,214
L-3 Communications Holdings Inc.	21,421	2,089,833
Lockheed Martin Corp.	57,712	5,683,478
Moog Inc. Class A(a)	6,498	278,244
Northrop Grumman Corp.	54,706	4,163,127
Orbital Sciences Corp.(a)	10,432	221,054
Raytheon Co.	76,447	4,232,106
Rockwell Collins Inc.	28,672	1,969,766
Spirit AeroSystems Holdings Inc. Class A(a)	16,983	616,483
Teledyne Technologies Inc.(a)	5,624	249,537
United Technologies Corp.	157,090	11,462,857

		52,267,915
AUTO MANUFACTURERS—1.19%
Oshkosh Truck Corp.	12,557	718,888
PACCAR Inc.	42,817	3,503,287
Wabash National Corp.	5,362	68,151

		4,290,326
BUILDING MATERIALS—2.15%
American Standard Companies Inc.	28,534	1,542,263
Eagle Materials Inc.	8,301	363,003
Florida Rock Industries Inc.	9,415	597,947
Genlyte Group Inc. (The)(a)	4,307	299,638
Lennox International Inc.	11,007	421,568
Martin Marietta Materials Inc.	7,266	995,442
Masco Corp.	64,491	1,754,800
NCI Building Systems Inc.(a)	3,442	166,455
Owens Corning(a)	15,040	457,667
Simpson Manufacturing Co. Inc.(b)	6,505	220,064
Texas Industries Inc.	4,641	365,757
USG Corp.(a)	14,190	589,027

		7,773,631
CHEMICALS—0.36%
Sherwin-Williams Co. (The)	18,928	1,319,092

		1,319,092

COMMERCIAL SERVICES—5.40%
Accenture Ltd.	100,010	4,213,421
Administaff Inc.	4,231	138,354
Alliance Data Systems Corp.(a)	11,200	860,160
BearingPoint Inc.(a)	34,138	222,580
Bowne & Co. Inc.	5,051	87,584
ChoicePoint Inc.(a)	13,295	515,048
Convergys Corp.(a)	23,470	447,103
Corporate Executive Board Co. (The)	6,566	442,680
Corrections Corp. of America(a)	20,956	604,581
Deluxe Corp.	8,622	325,567
Donnelley (R.R.) & Sons Co.	37,376	1,579,510
Forrester Research Inc.(a)	2,545	63,167
FTI Consulting Inc.(a)	7,216	296,072
Hewitt Associates Inc. Class A(a)	17,199	514,594
Iron Mountain Inc.(a)	31,044	831,669
Labor Ready Inc.(a)	8,494	200,119
Manpower Inc.	14,516	1,147,490
Monster Worldwide Inc.(a)	19,894	773,678
MPS Group Inc.(a)	17,390	231,809
Navigant Consulting Inc.(a)	7,190	113,242
PHH Corp.(a)	9,191	267,826
Quanta Services Inc.(a)	17,418	495,194
Resources Connection Inc.(a)	7,865	255,377
Robert Half International Inc.	28,651	973,847
Spherion Corp.(a)	9,422	83,196
TeleTech Holdings Inc.(a)	6,788	199,092
United Rentals Inc.(a)	12,554	403,486
Viad Corp.	3,382	121,583
VistaPrint Ltd.(a)	6,715	229,317
Watson Wyatt Worldwide Inc.	7,233	322,230
Western Union Co.	130,907	2,611,595

		19,571,171
COMPUTERS—0.53%
Affiliated Computer Services Inc. Class A(a)	15,729	844,018
BISYS Group Inc. (The)(a)	20,335	243,410
Ceridian Corp.(a)	24,423	827,940

		1,915,368
DISTRIBUTION & WHOLESALE—0.86%
Fastenal Co.	23,995	1,081,455
Grainger (W.W.) Inc.	12,838	1,121,528
United Stationers Inc.(a)	4,731	301,554
Watsco Inc.	4,076	203,433
WESCO International Inc.(a)	7,752	415,120

		3,123,090
ELECTRIC—0.22%
MDU Resources Group Inc.	28,671	781,571

		781,571
ELECTRICAL COMPONENTS & EQUIPMENT—2.80%
AMETEK Inc.	18,069	705,052
Belden Inc.	7,689	421,203
Emerson Electric Co.	137,225	6,459,181
Energy Conversion Devices Inc.(a)(b)	6,819	203,547
General Cable Corp.(a)	8,915	708,742
GrafTech International Ltd.(a)	17,541	271,710
Hubbell Inc. Class B	8,912	513,777
Littelfuse Inc.(a)	3,875	126,286
Molex Inc.	11,492	325,683
Molex Inc. Class A	13,055	349,613

Power-One Inc.(a)	12,417	49,171

		10,133,965
ELECTRONICS—5.02%
Agilent Technologies Inc.(a)	69,968	2,669,279
Amphenol Corp. Class A	30,362	1,040,202
Arrow Electronics Inc.(a)	21,114	806,977
Avnet Inc.(a)	25,484	965,334
AVX Corp.	8,746	139,849
Benchmark Electronics Inc.(a)	12,219	271,262
Brady Corp. Class A	8,514	297,905
Checkpoint Systems Inc.(a)	6,854	158,122
Coherent Inc.(a)	5,386	155,925
CTS Corp.	6,011	76,580
Dionex Corp.(a)	3,334	226,745
Electro Scientific Industries Inc.(a)	4,742	104,087
Flextronics International Ltd.(a)	103,846	1,159,960
FLIR Systems Inc.(a)	11,383	496,868
Itron Inc.(a)	5,085	403,902
Jabil Circuit Inc.	30,962	697,574
KEMET Corp.(a)	14,377	101,214
Methode Electronics Inc.	6,324	102,259
Mettler-Toledo International Inc.(a)	6,592	627,295
National Instruments Corp.	9,907	320,491
Orbotech Ltd.(a)	5,935	127,899
Park Electrochemical Corp.	3,111	92,241
PerkinElmer Inc.	20,881	581,118
Plexus Corp.(a)	7,862	190,653
Sanmina-SCI Corp.(a)	91,320	251,130
Solectron Corp.(a)	153,685	577,856
Taser International Inc.(a)(b)	10,662	162,809
Technitrol Inc.	6,993	181,818
Tektronix Inc.	13,654	448,534
Thomas & Betts Corp.(a)	10,043	620,657
Trimble Navigation Ltd.(a)	19,898	657,231
Tyco Electronics Ltd.(a)	84,658	3,032,450
Vishay Intertechnology Inc.(a)	28,900	448,239

		18,194,465
ENERGY - ALTERNATE SOURCES—0.25%
Covanta Holding Corp.(a)	18,217	413,162
Headwaters Inc.(a)	7,091	114,378
SunPower Corp. Class A(a)(b)	5,208	367,320

		894,860
ENGINEERING & CONSTRUCTION—2.28%
EMCOR Group Inc.(a)	10,874	390,377
Fluor Corp.	15,003	1,732,997
Foster Wheeler Ltd.(a)	11,964	1,344,634
Granite Construction Inc.	5,874	381,751
Insituform Technologies Inc. Class A(a)	4,522	74,703
Jacobs Engineering Group Inc.(a)	20,082	1,237,654
McDermott International Inc.(a)	18,868	1,564,912
Shaw Group Inc. (The)(a)	12,878	685,367
URS Corp.(a)	9,018	444,227
Washington Group International Inc.(a)	5,020	403,206

		8,259,828
ENVIRONMENTAL CONTROL—1.92%
Allied Waste Industries Inc.(a)	48,701	626,782
Mine Safety Appliances Co.	3,764	171,827
Nalco Holding Co.	24,569	566,070
Republic Services Inc.	29,339	937,381

Stericycle Inc.(a)	15,058	721,881
Tetra Tech Inc.(a)	9,897	208,134
Waste Connections Inc.(a)	11,610	359,910
Waste Management Inc.	88,600	3,369,458

		6,961,443
FOREST PRODUCTS & PAPER—0.80%
Louisiana-Pacific Corp.(b)	17,881	331,156
MeadWestvaco Corp.	31,271	1,017,558
Smurfit-Stone Container Corp.(a)	43,186	509,163
Temple-Inland Inc.	18,034	1,048,316

		2,906,193
HAND & MACHINE TOOLS—0.44%
Baldor Electric Co.	7,152	326,417
Kennametal Inc.	6,579	504,346
Lincoln Electric Holdings Inc.	6,936	499,323
Regal-Beloit Corp.	5,478	277,844

		1,607,930
HEALTH CARE - PRODUCTS—0.07%
West Pharmaceutical Services Inc.	5,650	261,482

		261,482
HOLDING COMPANIES - DIVERSIFIED—0.06%
Walter Industries Inc.	8,825	220,625

		220,625
HOUSEHOLD PRODUCTS & WARES—0.58%
Fortune Brands Inc.	26,037	2,116,808

		2,116,808
HOUSEWARES—0.11%
Toro Co. (The)	7,056	396,688

		396,688
INTERNET—0.23%
CheckFree Corp.(a)	12,396	456,669
HLTH Corp.(a)	28,808	364,709

		821,378
MACHINERY—6.83%
AGCO Corp.(a)	15,566	598,201
Albany International Corp. Class A	4,430	166,036
Astec Industries Inc.(a)	2,842	148,267
Bucyrus International Inc. Class A	6,239	396,551
Caterpillar Inc.	110,448	8,703,302
Cognex Corp.	6,930	145,738
Cummins Inc.	16,048	1,904,898
Deere & Co.	38,777	4,669,526
Flowserve Corp.	9,818	709,547
Gardner Denver Inc.(a)	8,894	369,901
Graco Inc.	11,476	470,975
IDEX Corp.	13,757	498,141
Joy Global Inc.	18,654	923,186
Manitowoc Co. Inc. (The)	10,530	817,865
Nordson Corp.	5,217	238,730
Rockwell Automation Inc.	24,090	1,686,059
Terex Corp.(a)	17,541	1,512,911
Wabtec Corp.	8,307	339,258
Zebra Technologies Corp. Class A(a)	11,918	431,789

		24,730,881

MANUFACTURING—33.30%
Actuant Corp. Class A	4,644	283,191
Acuity Brands Inc.	7,396	437,104
AptarGroup Inc.	10,926	397,706
Brink’s Co. (The)	7,151	437,284
Carlisle Companies Inc.	10,494	475,168
Ceradyne Inc.(a)	4,284	319,715
CLARCOR Inc.	8,808	306,430
Cooper Industries Ltd.	35,741	1,891,414
Crane Co.	8,943	410,126
Danaher Corp.	41,258	3,081,147
Donaldson Co. Inc.	11,861	431,622
Dover Corp.	34,764	1,772,964
Eaton Corp.	25,097	2,438,926
ESCO Technologies Inc.(a)	4,365	158,319
General Electric Co.	1,758,762	68,169,614
Harsco Corp.	14,314	753,775
Hexcel Corp.(a)	16,214	352,492
Honeywell International Inc.	121,960	7,013,920
Illinois Tool Works Inc.	82,133	4,521,422
Ingersoll-Rand Co. Class A	52,530	2,643,310
ITT Industries Inc.	30,965	1,947,079
Pall Corp.	20,832	864,945
Parker Hannifin Corp.	19,755	1,949,423
Pentair Inc.	17,057	617,463
Roper Industries Inc.	15,054	902,939
SPX Corp.	9,767	916,828
Teleflex Inc.	6,637	507,266
Textron Inc.	18,089	2,042,067
3M Co.	112,950	10,043,514
Trinity Industries Inc.	13,605	520,119
Tyco International Ltd.	84,575	3,999,552

		120,606,844
METAL FABRICATE & HARDWARE—1.28%
Kaydon Corp.	4,782	254,450
Mueller Industries Inc.	6,262	230,943
Mueller Water Products Inc. Class B	15,382	203,042
Precision Castparts Corp.	23,481	3,218,306
Quanex Corp.	6,296	283,698
Timken Co. (The)	13,269	443,185

		4,633,624
MINING—0.38%
Vulcan Materials Co.	14,379	1,376,358

		1,376,358
PACKAGING & CONTAINERS—1.54%
Ball Corp.	17,399	892,047
Bemis Co. Inc.	17,934	528,515
Crown Holdings Inc.(a)	27,773	682,105
Owens-Illinois Inc.(a)	24,578	982,628
Packaging Corp. of America	15,817	403,650
Pactiv Corp.(a)	22,303	704,998
Sealed Air Corp.	27,461	748,312
Sonoco Products Co.	16,885	619,173

		5,561,428
RETAIL—0.17%
MSC Industrial Direct Co. Inc. Class A	8,019	403,276
World Fuel Services Corp.	4,847	198,194

		601,470

SEMICONDUCTORS—0.03%
Veeco Instruments Inc.(a)	5,035	92,141

		92,141
SOFTWARE—4.52%
Acxiom Corp.	11,444	287,931
Automatic Data Processing Inc.	94,535	4,388,315
Broadridge Financial Solutions Inc.	23,963	421,509
eFunds Corp.(a)	8,084	289,003
Fidelity National Information Services Inc.	32,867	1,631,189
First Data Corp.	128,871	4,096,809
Fiserv Inc.(a)	28,734	1,420,034
Global Payments Inc.	13,542	506,471
IMS Health Inc.	33,482	941,849
Paychex Inc.	57,757	2,389,985

		16,373,095
TELECOMMUNICATIONS—0.52%
Aeroflex Inc.(a)	12,513	175,557
Anixter International Inc.(a)	5,623	464,741
Black Box Corp.	2,913	117,248
CommScope Inc.(a)	10,390	565,528
NeuStar Inc. Class A(a)	12,545	361,798
Newport Corp.(a)	6,626	86,602
Powerwave Technologies Inc.(a)	18,987	124,175

		1,895,649
TEXTILES—0.27%
Cintas Corp.	23,321	852,616
G&K Services Inc. Class A	3,588	133,689

		986,305
TRANSPORTATION—11.39%
Alexander & Baldwin Inc.	7,317	396,728
American Commercial Lines Inc.(a)	8,429	186,702
Arkansas Best Corp.	3,939	141,922
Burlington Northern Santa Fe Corp.	61,413	5,044,464
C.H. Robinson Worldwide Inc.	29,657	1,442,813
Con-way Inc.	8,096	399,861
CSX Corp.	74,510	3,532,519
EGL Inc.(a)	5,586	263,492
Expeditors International Washington Inc.	36,444	1,628,318
FedEx Corp.	48,777	5,401,565
Forward Air Corp.	5,208	177,437
General Maritime Corp.	4,529	117,754
Genesee & Wyoming Inc. Class A(a)	6,505	166,853
Hunt (J.B.) Transport Services Inc.	17,745	495,618
Kansas City Southern Industries Inc.(a)	13,060	450,701
Kirby Corp.(a)	9,027	365,684
Landstar System Inc.	9,701	441,007
Norfolk Southern Corp.	70,862	3,810,958
Old Dominion Freight Line Inc.(a)	5,531	159,625
Overseas Shipholding Group Inc.(b)	5,110	396,485
Pacer International Inc.	6,207	136,616
Ryder System Inc.	10,401	565,502
Saia Inc.(a)	2,564	51,870
Teekay Corp.	7,320	410,432
Union Pacific Corp.	45,775	5,453,634
United Parcel Service Inc. Class B	115,433	8,740,587
UTi Worldwide Inc.	14,190	356,595
Werner Enterprises Inc.	9,470	184,097
YRC Worldwide Inc.(a)	9,903	318,084

		41,237,923

TRUCKING & LEASING—0.10%
GATX Corp.	7,890	357,890

		357,890

TOTAL COMMON STOCKS
(Cost: $311,565,945)		362,271,437

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.41%

MONEY MARKET FUNDS—0.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	360,888	360,888
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	1,147,875	1,147,875

		1,508,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,508,763)		1,508,763

TOTAL INVESTMENTS IN SECURITIES—100.44%
(Cost: $313,074,708)		363,780,200

SHORT POSITIONS(f)—(0.12)%

COMMON STOCKS—(0.12)%
WABCO Holdings Inc.	(9,416)	(451,968)

		(451,968)

TOTAL SHORT POSITIONS
(Proceeds: $452,415)		(451,968)
Other Assets, Less Liabilities—(0.32)%		(1,155,736)

NET ASSETS—100.00%		$362,172,496

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occuring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.88%

INSURANCE—99.88%
ACE Ltd.	13,553	$782,279
AFLAC Inc.	20,480	1,067,418
Alfa Corp.	1,561	27,645
Alleghany Corp.(a)	217	91,140
Allied World Assurance Holdings Ltd.	1,435	68,091
Allstate Corp. (The)	25,541	1,357,504
Ambac Financial Group Inc.	4,253	285,589
American Equity Investment Life Holding Co.	2,212	25,106
American Financial Group Inc.	2,932	82,360
American International Group Inc.	95,008	6,097,613
American National Insurance Co.	653	97,643
Arch Capital Group Ltd.(a)	1,725	120,163
Argonaut Group Inc.	1,364	37,551
Aspen Insurance Holdings Ltd.	3,153	77,091
Assurant Inc.	4,239	215,002
Assured Guaranty Ltd.	2,013	48,996
Berkley (W.R.) Corp.	7,505	220,797
Brown & Brown Inc.	4,709	121,021
Chubb Corp.	16,748	844,267
Cincinnati Financial Corp.	6,351	248,959
CNA Financial Corp.	1,219	50,613
Commerce Group Inc.	2,498	71,768
Conseco Inc.(a)	6,279	114,215
Delphi Financial Group Inc. Class A	1,774	71,262
Employers Holdings Inc.	2,178	40,032
Erie Indemnity Co. Class A	2,027	104,674
FBL Financial Group Inc. Class A	539	18,967
First American Corp.	3,554	164,515
Gallagher (Arthur J.) & Co.	4,124	113,740
Genworth Financial Inc. Class A	18,295	558,363
Hanover Insurance Group Inc. (The)	2,116	92,871
Hartford Financial Services Group Inc. (The)	13,186	1,211,398
HCC Insurance Holdings Inc.	4,661	136,474
Hilb, Rogal & Hobbs Co.	1,514	65,556
Horace Mann Educators Corp.	1,778	31,702
Infinity Property & Casualty Corp.	809	35,628
LandAmerica Financial Group Inc.	688	52,694
Lincoln National Corp.	11,562	697,420
Loews Corp.	18,986	899,936
Markel Corp.(a)	414	192,717
MBIA Inc.	5,447	305,577
Mercury General Corp.	1,098	56,854
MetLife Inc.	18,875	1,136,653
Midland Co. (The)	481	22,857
National Western Life Insurance Co. Class A	97	22,865
Nationwide Financial Services Inc.	2,279	129,698
Navigators Group Inc. (The)(a)	551	28,823
Ohio Casualty Corp.	2,506	108,785
Old Republic International Corp.	9,033	165,846

OneBeacon Insurance Group Ltd.	1,008	23,285
Philadelphia Consolidated Holding Corp.(a)	2,487	89,880
Phoenix Companies Inc.	4,581	63,172
Presidential Life Corp.	870	14,190
Principal Financial Group Inc.	11,223	632,865
ProAssurance Corp.(a)	1,279	63,157
Progressive Corp. (The)	28,689	601,895
Protective Life Corp.	2,671	114,906
Prudential Financial Inc.	19,971	1,770,030
RLI Corp.	888	51,504
SAFECO Corp.	4,396	257,034
Safety Insurance Group Inc.	666	22,178
Security Capital Assurance Ltd.	1,368	31,710
Selective Insurance Group Inc.	2,323	47,668
StanCorp Financial Group Inc.	2,224	104,439
Stewart Information Services Corp.	714	26,047
Torchmark Corp.	3,987	245,360
Tower Group Inc.	834	22,101
Travelers Companies Inc. (The)	27,684	1,405,794
21st Century Insurance Group	1,097	24,024
United America Indemnity Ltd. Class A(a)	944	20,277
United Fire & Casualty Co.	889	30,599
Unitrin Inc.	1,791	75,903
Universal American Financial Corp.(a)	1,591	31,677
Unum Group	14,268	346,712
Wesco Financial Corp.	59	23,391
White Mountains Insurance Group Ltd.	331	181,885
XL Capital Ltd. Class A	7,307	568,923
Zenith National Insurance Corp.	1,545	62,356

		25,571,700

TOTAL COMMON STOCKS
(Cost: $26,473,004)		25,571,700

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	34,632	34,632

		34,632

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,632)		34,632

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $26,507,636)		25,606,332
Other Assets, Less Liabilities—(0.02)%		(4,185)

NET ASSETS—100.00%		$25,602,147

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—100.00%

BIOTECHNOLOGY—4.76%
Bio-Rad Laboratories Inc. Class A(a)	28,069	$2,081,597
Integra LifeSciences Holdings Corp.(a)(b)	32,356	1,606,475
Millipore Corp.(a)	55,730	4,380,935

		8,069,007
ELECTRONICS—15.99%
Analogic Corp.	23,705	1,573,775
Applied Biosystems Group	173,105	5,404,338
Thermo Fisher Scientific Inc.(a)	236,121	12,327,877
Varian Inc.(a)	42,493	2,555,529
Waters Corp.(a)	90,588	5,277,657

		27,139,176
HEALTH CARE - PRODUCTS—79.25%
Advanced Medical Optics Inc.(a)	77,102	2,330,793
American Medical Systems Holdings Inc.(a)(b)	110,534	2,020,562
ArthroCare Corp.(a)	43,139	2,183,696
Beckman Coulter Inc.	63,279	4,481,419
Boston Scientific Corp.(a)	765,476	10,066,009
Cepheid Inc.(a)	107,408	1,584,268
Dade Behring Holdings Inc.	82,854	6,201,622
Datascope Corp.	28,019	964,134
DJO Inc.(a)	40,929	1,943,309
Hillenbrand Industries Inc.	61,354	3,867,756
Immucor Inc.(a)	91,560	2,853,010
Intuitive Surgical Inc.(a)	35,456	7,538,300
Invacare Corp.	64,487	1,325,208
Kinetic Concepts Inc.(a)	63,406	3,898,201
Kyphon Inc.(a)	58,324	3,827,221
Medtronic Inc.	411,912	20,871,581
NuVasive Inc.(a)	60,320	1,729,978
Palomar Medical Technologies Inc.(a)	33,306	1,063,461
ResMed Inc.(a)	84,365	3,626,008
Respironics Inc.(a)	82,306	3,765,499
Sirona Dental Systems Inc.(a)	34,100	1,205,776
SonoSite Inc.(a)	35,295	998,849
St. Jude Medical Inc.(a)	221,458	9,553,698
Steris Corp.	86,344	2,361,508
Stryker Corp.	168,408	10,513,711
Symmetry Medical Inc.(a)	69,374	1,035,754
Thoratec Corp.(a)	83,237	1,615,630
Varian Medical Systems Inc.(a)	120,982	4,936,066
Ventana Medical Systems Inc.(a)	47,451	3,954,566
Wright Medical Group Inc.(a)	62,658	1,516,950
Zimmer Holdings Inc.(a)	136,981	10,651,643

		134,486,186

TOTAL COMMON STOCKS
(Cost: $165,331,540)		169,694,369

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.83%

MONEY MARKET FUNDS—1.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	58,118	58,118
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	3,048,303	3,048,303

		3,106,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,106,421)		3,106,421

TOTAL INVESTMENTS IN SECURITIES—101.83%
(Cost: $168,437,961)		172,800,790
Other Assets, Less Liabilities—(1.83)%		(3,107,799)

NET ASSETS—100.00%		$169,692,991

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.91%

HOLDING COMPANIES - DIVERSIFIED—0.07%
Resource America Inc. Class A	9,208	$138,028

		138,028
OIL & GAS—28.21%
Atwood Oceanics Inc.(a)	15,404	1,056,714
Diamond Offshore Drilling Inc.	34,743	3,584,783
ENSCO International Inc.	77,867	4,755,338
GlobalSantaFe Corp.	115,252	8,264,721
Grey Wolf Inc.(a)(b)	104,149	771,744
Helmerich & Payne Inc.	52,153	1,688,193
Nabors Industries Ltd.(a)	144,834	4,234,946
Noble Corp.	68,754	7,044,535
Parker Drilling Co.(a)	62,075	584,747
Patterson-UTI Energy Inc.	83,562	1,913,570
Petroleum Development Corp.(a)	8,642	348,618
Pioneer Drilling Co.(a)	28,947	364,153
Pride International Inc.(a)	88,010	3,084,751
Rowan Companies Inc.	59,086	2,492,838
Transocean Inc.(a)	140,848	15,134,118
Unit Corp.(a)	25,682	1,414,051

		56,737,820
OIL & GAS SERVICES—71.05%
Baker Hughes Inc.	157,706	12,466,659
Basic Energy Services Inc.(a)	13,699	287,953
BJ Services Co.	146,259	3,824,673
Cameron International Corp.(a)	57,791	4,507,698
CARBO Ceramics Inc.	12,444	560,976
Complete Production Services Inc.(a)	23,998	556,514
Dresser-Rand Group Inc.(a)	47,652	1,767,889
Dril-Quip Inc.(a)	15,562	746,820
FMC Technologies Inc.(a)	34,990	3,202,285
Global Industries Ltd.(a)	48,967	1,268,245
Grant Prideco Inc.(a)	66,853	3,750,453
Halliburton Co.	444,671	16,017,049
Hanover Compressor Co.(a)	48,754	1,161,808
Helix Energy Solutions Group Inc.(a)	45,067	1,755,360
Hercules Offshore Inc.(a)(b)	49,311	1,480,316
Horizon Offshore Inc.(a)	15,657	288,245
Hornbeck Offshore Services Inc.(a)	13,629	586,729
Input/Output Inc.(a)	40,333	574,745
Lufkin Industries Inc.	8,011	474,331
NATCO Group Inc. Class A(a)	8,646	400,223
National Oilwell Varco Inc.(a)	81,065	9,736,717
Newpark Resources Inc.(a)	50,303	318,418
Oceaneering International Inc.(a)	30,087	1,689,686
Oil States International Inc.(a)	27,574	1,206,087
RPC Inc.	24,159	292,324
Schlumberger Ltd.	524,718	49,701,289

SEACOR Holdings Inc.(a)	13,270	1,157,409
Smith International Inc.	102,896	6,318,843
Superior Energy Services Inc.(a)	43,752	1,764,081
Tetra Technologies Inc.(a)	40,286	1,120,354
Tidewater Inc.	31,375	2,146,678
Universal Compression Holdings Inc.(a)	16,976	1,239,927
Weatherford International Ltd.(a)	170,383	9,427,291
W-H Energy Services Inc.(a)	17,030	1,091,282

		142,889,357
TRANSPORTATION—0.58%
Bristow Group Inc.(a)	12,300	583,389
GulfMark Offshore Inc.(a)	12,180	572,216

		1,155,605

TOTAL COMMON STOCKS
(Cost: $189,076,576)		200,920,810

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.47%

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	374,053	374,053
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	570,803	570,803

		944,856

TOTAL SHORT-TERM INVESTMENTS
(Cost: $944,856)		944,856

TOTAL INVESTMENTS IN SECURITIES—100.38%
(Cost: $190,021,432)		201,865,666
Other Assets, Less Liabilities—(0.38)%		(767,596)

NET ASSETS—100.00%		$201,098,070

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ELECTRIC—1.30%
Dynegy Inc. Class A(a)	154,234	$1,374,225

		1,374,225
OIL & GAS—98.63%
Anadarko Petroleum Corp.	128,957	6,490,406
Apache Corp.	88,267	7,135,504
Arena Resources Inc.(a)	7,023	381,419
Atlas America Inc.	11,470	556,983
ATP Oil & Gas Corp.(a)	10,909	495,160
Berry Petroleum Co. Class A	16,490	613,593
Bill Barrett Corp.(a)	13,526	464,212
BP Prudhoe Bay Royalty Trust(b)	9,646	689,400
Cabot Oil & Gas Corp.	37,241	1,273,642
Carrizo Oil & Gas Inc.(a)	11,410	417,264
Cheniere Energy Inc.(a)(b)	22,453	844,682
Chesapeake Energy Corp.	129,851	4,420,128
Cimarex Energy Co.	32,341	1,224,107
CNX Gas Corp.(a)	13,832	369,729
Comstock Resources Inc.(a)	20,301	545,285
Delta Petroleum Corp.(a)(b)	29,835	495,261
Denbury Resources Inc.(a)	45,188	1,807,520
Devon Energy Corp.	109,013	8,133,460
Encore Acquisition Co.(a)	23,181	599,692
Energy Partners Ltd.(a)	14,758	236,128
EOG Resources Inc.	70,156	4,917,936
EXCO Resources Inc.(a)	37,646	657,299
Forest Oil Corp.(a)	30,446	1,232,150
Frontier Oil Corp.	41,509	1,607,644
Goodrich Petroleum Corp.(a)(b)	9,353	281,432
Harvest Natural Resources Inc.(a)	21,621	243,452
Holly Corp.	18,439	1,242,604
Hugoton Royalty Trust	18,960	455,798
Mariner Energy Inc.(a)	35,032	740,226
Newfield Exploration Co.(a)	45,181	2,170,947
Noble Energy Inc.	54,515	3,333,047
Occidental Petroleum Corp.	203,003	11,514,330
Parallel Petroleum Corp.(a)	18,386	374,523
Penn Virginia Corp.	16,891	653,682
Petrohawk Energy Corp.(a)	68,596	1,028,254
Pioneer Natural Resources Co.	43,269	1,968,740
Plains Exploration & Production Co.(a)	27,959	1,208,108
Pogo Producing Co.	21,241	1,131,296
Quicksilver Resources Inc.(a)	22,582	951,154
Range Resources Corp.	52,393	1,945,876
Rosetta Resources Inc.(a)	23,948	431,303
Southwestern Energy Co.(a)	56,805	2,307,987
St. Mary Land & Exploration Co.	26,019	866,173
Stone Energy Corp.(a)	13,026	423,345
Sunoco Inc.	39,560	2,639,443

Swift Energy Co.(a)	13,761	588,145
Tesoro Corp.	45,917	2,286,667
Ultra Petroleum Corp.(a)	50,098	2,769,918
Valero Energy Corp.	137,662	9,224,730
W&T Offshore Inc.	13,595	318,395
Warren Resources Inc.(a)	27,777	302,214
Western Refining Inc.	13,104	727,272
Whiting Petroleum Corp.(a)	18,171	746,283
XTO Energy Inc.	102,433	5,585,671

		104,069,619

TOTAL COMMON STOCKS
(Cost: $112,857,509)		105,443,844

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.17%

MONEY MARKET FUNDS—2.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	101,062	101,062
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	2,194,081	2,194,081

		2,295,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,295,143)		2,295,143

TOTAL INVESTMENTS IN SECURITIES—102.10%
(Cost: $115,152,652)		107,738,987
Other Assets, Less Liabilities—(2.10)%		(2,218,252)

NET ASSETS—100.00%		$105,520,735

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

HEALTH CARE - PRODUCTS—8.47%
Johnson & Johnson	102,733	$6,215,347

		6,215,347
HOUSEHOLD PRODUCTS & WARES—0.92%
Prestige Brands Holdings Inc.(a)	53,877	674,001

		674,001
PHARMACEUTICALS—90.47%
Abbott Laboratories	88,902	4,506,442
Abraxis BioScience Inc.(a)(b)	32,923	659,118
Adams Respiratory Therapeutics Inc.(a)	25,844	956,486
Adolor Corp.(a)(b)	134,793	485,255
Alkermes Inc.(a)	77,889	1,109,139
Allergan Inc.	46,968	2,730,250
Alpharma Inc. Class A	39,352	975,536
Barr Pharmaceuticals Inc.(a)	36,107	1,849,401
Bristol-Myers Squibb Co.	142,573	4,050,499
Cephalon Inc.(a)	22,485	1,689,523
Endo Pharmaceuticals Holdings Inc.(a)	50,508	1,717,777
Forest Laboratories Inc.(a)	54,971	2,209,834
Hospira Inc.(a)	49,840	1,927,313
King Pharmaceuticals Inc.(a)	84,932	1,444,693
K-V Pharmaceutical Co. Class A(a)	36,494	997,746
Lilly (Eli) & Co.	71,201	3,851,262
Medicines Co. (The)(a)	49,812	792,509
Medicis Pharmaceutical Corp. Class A	38,721	1,104,710
Merck & Co. Inc.	105,563	5,241,203
MGI PHARMA INC.(a)	56,007	1,401,855
Mylan Laboratories Inc.	92,391	1,481,028
Noven Pharmaceuticals Inc.(a)	33,454	594,143
Par Pharmaceutical Companies Inc.(a)	33,889	802,830
Perrigo Co.	58,323	1,087,724
Pfizer Inc.	246,537	5,796,086
Pharmion Corp.(a)	29,935	729,217
Salix Pharmaceuticals Ltd.(a)(b)	60,677	668,661
Schering-Plough Corp.	121,910	3,479,311
Sciele Pharma Inc.(a)	35,818	830,619
Sepracor Inc.(a)	37,994	1,068,771
Theravance Inc.(a)	35,641	954,110
Valeant Pharmaceuticals International	67,721	1,062,543
Vanda Pharmaceuticals Inc.(a)	34,101	638,030
Warner Chilcott Ltd. Class A(a)	64,316	1,157,688
Watson Pharmaceuticals Inc.(a)	48,498	1,475,309
Wyeth	81,264	3,942,929
XenoPort Inc.(a)	21,813	931,197

		66,400,747

TOTAL COMMON STOCKS
(Cost: $75,129,596)		73,290,095

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.75%

MONEY MARKET FUNDS—1.75%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	69,322	69,322
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	1,219,965	1,219,965

		1,289,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,289,287)		1,289,287

TOTAL INVESTMENTS IN SECURITIES—101.61%
(Cost: $76,418,883)		74,579,382
Other Assets, Less Liabilities—(1.61)%		(1,184,211)

NET ASSETS—100.00%		$73,395,171

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.87%

DIVERSIFIED FINANCIAL SERVICES—0.24%
Friedman, Billings, Ramsey Group Inc. Class A	838,023	$4,123,073

		4,123,073
FOREST PRODUCTS & PAPER—3.97%
Plum Creek Timber Co. Inc.	992,323	38,561,672
Potlatch Corp.	205,024	8,957,499
Rayonier Inc.	473,419	20,044,560

		67,563,731
REAL ESTATE—6.54%
Brookfield Properties Corp.	976,474	22,068,312
CB Richard Ellis Group Inc. Class A(a)	1,022,131	35,692,815
Forest City Enterprises Inc. Class A	302,547	16,461,582
Jones Lang LaSalle Inc.	190,361	20,897,831
St. Joe Co. (The)(b)	403,667	16,364,660

		111,485,200
REAL ESTATE INVESTMENT TRUSTS—89.12%
Alexandria Real Estate Equities Inc.	154,286	13,288,653
AMB Property Corp.	555,441	29,593,896
American Financial Realty Trust	803,387	7,045,704
American Home Mortgage Investment Corp.(b)	223,779	232,730
Annaly Capital Management Inc.	1,294,323	18,702,967
Apartment Investment & Management Co. Class A	574,197	24,259,823
Archstone-Smith Trust	1,181,750	67,844,267
AvalonBay Communities Inc.	432,972	46,747,987
BioMed Realty Trust Inc.	338,027	7,382,510
Boston Properties Inc.	622,900	58,857,821
Brandywine Realty Trust	592,001	14,279,064
BRE Properties Inc. Class A	313,498	15,841,054
Camden Property Trust	321,886	17,690,855
CapitalSource Inc.	821,664	15,611,616
CBL & Associates Properties Inc.	392,864	12,528,433
Colonial Properties Trust	274,123	9,481,915
Corporate Office Properties Trust	246,640	9,295,862
Cousins Properties Inc.	180,833	4,649,216
Crescent Real Estate Equities Co.	687,463	15,522,915
DCT Industrial Trust Inc.	946,006	9,270,859
Developers Diversified Realty Corp.	599,927	28,796,496
DiamondRock Hospitality Co.	234,371	3,946,808
Digital Realty Trust Inc.	292,082	9,682,518
Douglas Emmett Inc.	517,057	11,923,334
Duke Realty Corp.	757,688	24,768,821
Entertainment Properties Trust	123,079	5,483,169
Equity Inns Inc.	352,462	7,881,050
Equity Lifestyle Properties Inc.	89,097	4,041,440
Equity Residential	1,323,565	52,691,123
Essex Property Trust Inc.	133,720	14,385,598
Federal Realty Investment Trust	315,427	23,701,185

FelCor Lodging Trust Inc.	437,295	9,602,998
First Industrial Realty Trust Inc.	294,844	11,413,411
Franklin Street Properties Corp.	235,087	3,608,585
General Growth Properties Inc.	1,162,217	55,763,172
Health Care Property Investors Inc.	1,064,818	29,005,642
Health Care REIT Inc.	383,452	14,076,523
Healthcare Realty Trust Inc.	271,647	6,307,643
Highwoods Properties Inc.	310,130	10,088,529
Home Properties Inc.	161,069	7,457,495
Hospitality Properties Trust	353,900	13,575,604
Host Hotels & Resorts Inc.	2,591,511	54,732,712
HRPT Properties Trust	1,387,766	12,975,612
Impac Mortgage Holdings Inc.(b)	388,136	993,628
iStar Financial Inc.	632,948	22,995,001
Kilroy Realty Corp.	180,011	11,598,109
Kimco Realty Corp.	1,222,296	45,628,310
LaSalle Hotel Properties	248,083	9,930,762
Lexington Realty Trust	415,219	7,835,183
Liberty Property Trust	527,100	19,771,521
Macerich Co. (The)	381,554	27,910,675
Mack-Cali Realty Corp.	383,716	14,811,438
Maguire Properties Inc.	277,939	7,951,835
Mid-America Apartment Communities Inc.	124,466	5,617,151
National Retail Properties Inc.(b)	295,849	6,408,089
Nationwide Health Properties Inc.	486,176	11,585,574
Newcastle Investment Corp.	157,837	2,842,644
Pennsylvania Real Estate Investment Trust	176,418	6,869,717
Post Properties Inc.	276,213	12,164,421
ProLogis	1,310,755	74,581,959
Public Storage	555,264	38,918,454
RAIT Financial Trust	263,228	2,727,042
Realty Income Corp.	572,510	13,436,810
Redwood Trust Inc.	82,690	2,381,472
Regency Centers Corp.	372,409	24,158,172
Senior Housing Properties Trust	442,881	7,652,984
Simon Property Group Inc.	1,148,748	99,401,165
SL Green Realty Corp.	312,284	37,917,523
Strategic Hotels & Resorts Inc.	439,219	9,346,580
Sunstone Hotel Investors Inc.	295,437	7,332,746
Taubman Centers Inc.	293,775	14,127,640
Thornburg Mortgage Inc.(b)	515,669	13,108,306
UDR Inc.	806,098	18,612,803
Ventas Inc.	596,076	19,443,999
Vornado Realty Trust	744,180	79,649,585
Washington Real Estate Investment Trust	287,588	8,581,626
Weingarten Realty Investors	496,902	18,191,582

		1,518,522,121

TOTAL COMMON STOCKS
(Cost: $2,018,749,254)		1,701,694,125

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.95%

MONEY MARKET FUNDS—1.95%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	3,317,123	3,317,123
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	29,797,473	29,797,473

		33,114,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,114,596)	33,114,596

TOTAL INVESTMENTS IN SECURITIES—101.82%
(Cost: $2,051,863,850)	1,734,808,721
Other Assets, Less Liabilities—(1.82)%	(30,945,342)

NET ASSETS—100.00%	$1,703,863,379

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.78%

BANKS—83.63%
Alabama National BanCorporation	1,101	$58,760
AMCORE Financial Inc.	1,312	31,685
Associated Banc-Corp	6,998	201,123
BancorpSouth Inc.	4,551	106,266
Bank of Hawaii Corp.	2,922	140,314
BB&T Corp.	31,868	1,192,501
BOK Financial Corp.	1,311	65,576
Cathay General Bancorp	2,592	79,341
Chittenden Corp.	2,674	89,445
Citizens Republic Bancorp Inc.	4,444	71,548
City National Corp.	2,361	167,135
Colonial BancGroup Inc. (The)	9,049	197,359
Comerica Inc.	9,189	483,893
Commerce Bancorp Inc.	11,205	374,807
Commerce Bancshares Inc.	4,077	181,223
Compass Bancshares Inc.	7,738	536,089
Cullen/Frost Bankers Inc.	3,516	174,640
East West Bancorp Inc.	3,367	123,434
F.N.B. Corp. (Pennsylvania)	3,567	53,541
Fifth Third Bancorp	27,636	1,019,492
First BanCorp (Puerto Rico)	4,484	41,253
First Community Bancorp	1,583	79,498
First Horizon National Corp.	7,377	233,998
First Midwest Bancorp Inc.	2,939	96,664
FirstMerit Corp.	4,407	80,780
Frontier Financial Corp.	2,636	56,463
Fulton Financial Corp.	10,194	134,765
Greater Bay Bancorp	2,979	80,076
Hancock Holding Co.	1,575	55,708
Huntington Bancshares Inc.	20,456	392,755
International Bancshares Corp.	3,160	69,615
KeyCorp	23,041	799,292
M&T Bank Corp.	4,539	482,450
Marshall & Ilsley Corp.	14,053	579,124
National City Corp.	31,629	929,576
Northern Trust Corp.	11,427	713,730
Old National Bancorp	3,885	55,944
Pacific Capital Bancorp	2,737	57,203
Park National Corp.	692	54,979
PNC Financial Services Group Inc. (The)	20,399	1,359,593
Popular Inc.	14,974	197,507
Prosperity Bancshares Inc.	2,548	72,159
Provident Bankshares Corp.	1,904	54,645
Regions Financial Corp.	41,391	1,244,627
South Financial Group Inc. (The)	4,387	94,584
Sterling Bancshares Inc.	4,346	45,242
Sterling Financial Corp. (Washington)	2,984	67,767
SunTrust Banks Inc.	20,801	1,628,718
Susquehanna Bancshares Inc.	3,027	52,367

SVB Financial Group(a)	2,027	106,782
Synovus Financial Corp.	15,817	442,243
TCF Financial Corp.	7,267	178,696
TrustCo Bank Corp. NY(b)	4,344	40,312
Trustmark Corp.	3,054	76,442
U.S. Bancorp	103,251	3,092,368
UCBH Holdings Inc.	5,852	96,207
Umpqua Holdings Corp.	3,704	70,450
UnionBanCal Corp.	3,136	173,295
United Bancshares Inc.	2,307	64,250
United Community Banks Inc.	2,841	66,622
Valley National Bancorp	7,102	150,349
W Holding Co. Inc.	7,916	17,494
Webster Financial Corp.	3,302	143,505
Westamerica Bancorporation	1,789	73,224
Whitney Holding Corp.	3,868	96,661
Wilmington Trust Corp.	4,000	155,760
Wintrust Financial Corp.	1,437	56,632
Zions Bancorporation	6,343	472,871

		20,733,417
DIVERSIFIED FINANCIAL SERVICES—0.83%
IndyMac Bancorp Inc.(b)	4,297	94,534
Lazard Ltd. Class A	3,033	112,312

		206,846
SAVINGS & LOANS—15.32%
Anchor BanCorp Wisconsin Inc.	1,228	27,446
Astoria Financial Corp.	5,221	122,955
Dime Community Bancshares Inc.	1,936	21,664
Downey Financial Corp.	1,212	64,466
First Niagara Financial Group Inc.	6,299	81,005
FirstFed Financial Corp.(a)(b)	967	43,708
Hudson City Bancorp Inc.	29,712	363,081
MAF Bancorp Inc.	1,836	96,427
New York Community Bancorp Inc.	16,694	270,944
NewAlliance Bancshares Inc.	6,184	83,546
People’s United Financial Inc.	7,339	118,305
PFF Bancorp Inc.	1,289	21,552
Provident Financial Services Inc.	3,676	51,832
Sovereign Bancorp Inc.	19,400	371,316
Washington Federal Inc.	5,100	114,903
Washington Mutual Inc.	51,866	1,946,531

		3,799,681

TOTAL COMMON STOCKS
(Cost: $27,738,279)		24,739,944

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	34,275	34,275
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	108,509	108,509

		142,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,784)	142,784

TOTAL INVESTMENTS IN SECURITIES—100.36%
(Cost: $27,881,063)	24,882,728
Other Assets, Less Liabilities—(0.36)%	(89,659)

NET ASSETS—100.00%	$24,793,069

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—100.00%

COMMERCIAL SERVICES—0.14%
Gartner Inc.(a)	27,263	$570,615
SAIC Inc.(a)	38,117	638,841

		1,209,456
COMPUTERS—28.80%
Agilysys Inc.	12,187	234,112
Apple Inc.(a)	342,753	45,161,135
Brocade Communications Systems Inc.(a)	157,369	1,107,878
CACI International Inc. Class A(a)	11,842	526,258
Cadence Design Systems Inc.(a)	109,443	2,342,080
CIBER Inc.(a)	20,391	154,768
Cognizant Technology Solutions Corp.(a)	56,970	4,613,431
Computer Sciences Corp.(a)	68,023	3,787,521
Dell Inc.(a)	798,263	22,327,416
Diebold Inc.	26,496	1,342,552
DST Systems Inc.(a)	20,351	1,544,030
Electronic Data Systems Corp.	203,580	5,494,624
Electronics For Imaging Inc.(a)	22,023	578,324
EMC Corp.(a)	836,512	15,483,837
Gateway Inc.(a)	98,592	140,001
Henry (Jack) & Associates Inc.	33,047	793,789
Hewlett-Packard Co.	1,074,025	49,437,371
Hutchinson Technology Inc.(a)	10,078	202,165
Imation Corp.	13,507	422,499
International Business Machines Corp.	543,321	60,118,469
Komag Inc.(a)	11,868	379,895
Lexmark International Inc. Class A(a)	38,373	1,517,268
Mentor Graphics Corp.(a)	34,264	411,511
MICROS Systems Inc.(a)	15,839	843,902
NCR Corp.(a)	70,639	3,688,769
Network Appliance Inc.(a)	148,310	4,203,105
Palm Inc.(a)	36,920	550,846
Perot Systems Corp. Class A(a)	33,991	517,343
Quantum Corp.(a)	78,796	222,993
RadiSys Corp.(a)	7,745	90,926
SanDisk Corp.(a)(b)	90,484	4,852,657
Seagate Technology	217,094	5,103,880
Silicon Storage Technology Inc.(a)	34,895	126,320
SRA International Inc. Class A(a)	16,266	387,456
Sun Microsystems Inc.(a)	1,429,096	7,288,390
Synopsys Inc.(a)	56,670	1,386,148
Unisys Corp.(a)	135,882	1,099,285
Western Digital Corp.(a)	86,956	1,856,511

		250,339,465
DISTRIBUTION & WHOLESALE—0.49%
Brightpoint Inc.(a)	20,347	267,156
CDW Corp.(a)	24,293	2,044,742
Ingram Micro Inc. Class A(a)	57,595	1,154,780

Tech Data Corp.(a)	21,530	806,729

		4,273,407
ELECTRONICS—0.07%
Cymer Inc.(a)	15,149	647,620

		647,620
ENGINEERING & CONSTRUCTION—0.05%
Dycom Industries Inc.(a)	15,399	430,402

		430,402
ENTERTAINMENT—0.06%
Macrovision Corp.(a)	21,150	502,947

		502,947
INTERNET—9.49%
Akamai Technologies Inc.(a)	64,961	2,206,076
Ariba Inc.(a)	32,069	267,776
Avocent Corp.(a)	18,982	519,158
Check Point Software Technologies Ltd.(a)	66,430	1,618,235
Digital River Inc.(a)	17,189	773,677
EarthLink Inc.(a)	49,051	340,904
Equinix Inc.(a)	10,456	908,731
F5 Networks Inc.(a)	16,259	1,409,493
Google Inc. Class A(a)	91,505	46,667,550
InfoSpace Inc.	13,446	279,946
Interwoven Inc.(a)	17,690	245,006
j2 Global Communications Inc.(a)	20,603	672,482
McAfee Inc.(a)	62,862	2,254,231
Openwave Systems Inc.	34,736	182,711
RealNetworks Inc.(a)	44,459	316,548
S1 Corp.(a)	26,743	194,422
SonicWALL Inc.(a)	28,219	249,456
Symantec Corp.(a)	366,981	7,046,035
TIBCO Software Inc.(a)	84,474	686,774
United Online Inc.	28,946	408,717
VeriSign Inc.(a)	97,991	2,909,353
Vignette Corp.(a)	11,189	235,417
Websense Inc.(a)	18,627	371,795
Yahoo! Inc.(a)	506,867	11,784,658

		82,549,151
MACHINERY—0.06%
Intermec Inc.(a)(b)	19,109	489,764

		489,764
OFFICE & BUSINESS EQUIPMENT—1.28%
IKON Office Solutions Inc.	42,074	583,146
Pitney Bowes Inc.	87,938	4,053,942
Xerox Corp.(a)	374,609	6,540,673

		11,177,761
RETAIL—0.05%
Insight Enterprises Inc.(a)	18,356	414,111

		414,111
SEMICONDUCTORS—20.16%
Actel Corp.(a)	9,721	114,708
Advanced Micro Devices Inc.(a)(b)	217,038	2,938,694
Altera Corp.	141,091	3,273,311
Amkor Technology Inc.(a)	40,942	506,043
Analog Devices Inc.	131,041	4,645,403
Applied Materials Inc.	554,849	12,228,872

Applied Micro Circuits Corp.(a)	116,158	339,181
Asyst Technologies Inc.(a)	17,782	118,784
Atmel Corp.(a)	177,364	955,992
ATMI Inc.(a)	14,092	408,386
Axcelis Technologies Inc.(a)	39,413	218,742
Broadcom Corp. Class A(a)	187,825	6,162,538
Brooks Automation Inc.(a)	29,243	513,800
Cabot Microelectronics Corp.(a)	9,406	400,978
Cirrus Logic Inc.(a)	30,353	220,970
Cohu Inc.	8,087	161,659
Conexant Systems Inc.(a)	191,153	250,410
Cree Inc.(a)(b)	32,819	840,823
Cypress Semiconductor Corp.(a)	59,935	1,501,971
DSP Group Inc.(a)	11,407	203,273
Emulex Corp.(a)	33,811	669,458
Entegris Inc.(a)	52,042	561,013
Exar Corp.(a)	13,846	195,644
Fairchild Semiconductor International Inc. Class A(a)	48,413	883,537
FormFactor Inc.(a)	17,180	659,540
Integrated Device Technology Inc.(a)	78,240	1,272,965
Intel Corp.	2,313,316	54,640,524
International Rectifier Corp.(a)	27,832	1,021,713
Intersil Corp. Class A	54,535	1,595,149
KLA-Tencor Corp.	76,878	4,365,902
Kulicke & Soffa Industries Inc.(a)	21,636	202,513
Lam Research Corp.(a)	54,451	3,149,446
Lattice Semiconductor Corp.(a)	43,015	203,461
Linear Technology Corp.	101,970	3,635,230
LSI Corp.(a)	302,002	2,174,414
LTX Corp.(a)	23,672	108,654
Marvell Technology Group Ltd.(a)	182,250	3,280,500
Maxim Integrated Products Inc.	127,051	4,027,517
MEMC Electronic Materials Inc.(a)	68,261	4,185,764
Micrel Inc.	23,866	247,013
Microchip Technology Inc.	84,368	3,063,402
Micron Technology Inc.(a)	298,674	3,545,260
Microsemi Corp.(a)	27,239	634,941
National Semiconductor Corp.	126,099	3,277,313
Novellus Systems Inc.(a)	49,380	1,408,318
NVIDIA Corp.(a)	143,925	6,586,008
OmniVision Technologies Inc.(a)(b)	20,825	357,565
ON Semiconductor Corp.(a)	115,142	1,360,978
Photronics Inc.(a)	14,793	207,398
PMC-Sierra Inc.(a)	82,276	626,943
QLogic Corp.(a)	61,913	822,824
Rambus Inc.(a)	37,580	507,706
Semtech Corp.(a)	27,785	451,506
Silicon Image Inc.(a)	32,827	223,880
Silicon Laboratories Inc.(a)	21,214	738,884
SiRF Technology Holdings Inc.(a)	18,523	434,179
Skyworks Solutions Inc.(a)	61,965	490,763
Teradyne Inc.(a)	76,464	1,199,720
Tessera Technologies Inc.(a)	18,287	752,144
Texas Instruments Inc.	573,848	20,193,711
TriQuint Semiconductor Inc.(a)	55,246	244,187
Varian Semiconductor Equipment Associates Inc.(a)	35,368	1,662,296
Xilinx Inc.	119,845	2,996,125
Zoran Corp.(a)	18,947	357,151

		175,227,697

SOFTWARE—19.76%
ACI Worldwide Inc.(a)	15,614	476,695
Adobe Systems Inc.(a)	233,720	9,416,579
Advent Software Inc.(a)	8,458	321,658
ANSYS Inc.(a)	27,894	726,360
Autodesk Inc.(a)	91,628	3,882,278
BEA Systems Inc.(a)	154,052	1,907,164
BMC Software Inc.(a)	80,758	2,319,370
Borland Software Corp.(a)	30,499	161,950
CA Inc.	166,783	4,182,918
Cerner Corp.(a)	24,775	1,309,854
Citrix Systems Inc.(a)	71,901	2,600,659
Compuware Corp.(a)	130,915	1,221,437
CSG Systems International Inc.(a)	18,350	459,117
Fair Isaac Corp.	23,369	917,467
Informatica Corp.(a)	35,491	494,745
Inter-Tel Inc.	8,148	202,233
Intuit Inc.(a)	125,655	3,598,759
JDA Software Group Inc.(a)	11,160	252,328
Microsoft Corp.	3,383,231	98,079,867
Novell Inc.(a)	137,491	922,565
Nuance Communications Inc.(a)	57,990	955,675
Oracle Corp.(a)	1,582,100	30,249,752
Packeteer Inc.(a)	14,145	97,318
Parametric Technology Corp.(a)	46,059	812,020
Progress Software Corp.(a)	16,585	501,696
Quest Software Inc.(a)	22,437	332,068
Red Hat Inc.(a)	76,119	1,584,798
Salesforce.com Inc.(a)	36,015	1,399,543
Sybase Inc.(a)	35,515	842,416
Trident Microsystems Inc.(a)	22,015	334,848
VeriFone Holdings Inc.(a)	25,827	940,361
Wind River Systems Inc.(a)	31,783	303,845

		171,808,343
TELECOMMUNICATIONS—19.59%
Adaptec Inc.(a)	45,205	158,217
ADC Telecommunications Inc.(a)	45,722	854,544
ADTRAN Inc.	25,664	669,574
Amdocs Ltd.(a)(b)	76,159	2,756,194
American Tower Corp. Class A(a)	167,026	6,958,303
Andrew Corp.(a)	61,687	867,319
Arris Group Inc.(a)	42,059	623,314
Atheros Communications Inc.(a)	21,347	595,154
Avaya Inc.(a)	179,101	2,962,331
C-COR Inc.(a)	18,314	246,323
Ciena Corp.(a)	33,346	1,218,129
Cisco Systems Inc.(a)	2,420,528	69,977,464
Corning Inc.(a)	621,683	14,820,923
Crown Castle International Corp.(a)(b)	100,098	3,628,552
Extreme Networks Inc.(a)	41,576	168,799
Finisar Corp.(a)	97,295	353,181
Foundry Networks Inc.(a)	49,249	866,290
Harmonic Inc.(a)	29,751	263,891
Harris Corp.	52,812	2,898,323
Harris Stratex Networks Inc.(a)	8,305	141,351
InterDigital Inc.(a)	17,385	485,911
JDS Uniphase Corp.(a)(b)	84,911	1,216,775
Juniper Networks Inc.(a)	223,844	6,706,366
Motorola Inc.	922,150	15,667,328
MRV Communications Inc.(a)(b)	48,753	129,195
Plantronics Inc.	18,188	509,628
Polycom Inc.(a)	35,944	1,113,186
QUALCOMM Inc.	656,789	27,355,262

RF Micro Devices Inc.(a)	73,383	509,278
SAVVIS Inc.(a)	10,995	412,972
SBA Communications Corp.(a)	37,837	1,260,729
Sonus Networks Inc.(a)	102,439	700,683
Sycamore Networks Inc.(a)	73,340	305,094
Tekelec(a)	26,027	333,406
Tellabs Inc.(a)	158,437	1,798,260
3Com Corp.(a)	152,586	610,344
UTStarcom Inc.(a)(b)	40,982	131,962

		170,274,555

TOTAL COMMON STOCKS
(Cost: $851,351,719)		869,344,679

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.58%

MONEY MARKET FUNDS—1.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	275,681	275,681
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	13,472,687	13,472,687

		13,748,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,748,368)		13,748,368

TOTAL INVESTMENTS IN SECURITIES—101.58%
(Cost: $865,100,087)		883,093,047
Other Assets, Less Liabilities—(1.58)%		(13,772,145)

NET ASSETS—100.00%		$869,320,902

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.94%

HOLDING COMPANIES - DIVERSIFIED—3.55%
Leucadia National Corp.	977,936	$36,770,394

		36,770,394
TELECOMMUNICATIONS—96.39%
Alltel Corp.	910,024	60,016,083
AT&T Inc.	4,895,862	191,721,955
Cbeyond Inc.(a)	149,100	5,273,667
Centennial Communications Corp.(a)	85,908	878,839
CenturyTel Inc.	942,971	43,254,080
Cincinnati Bell Inc.(a)	2,318,370	11,962,789
Citizens Communications Co.	1,982,894	28,613,160
Consolidated Communications Holdings Inc.	80,339	1,463,777
Dobson Communications Corp. Class A(a)(b)	1,350,421	16,812,741
Embarq Corp.	677,797	41,881,077
FairPoint Communications Inc.	135,530	2,095,294
FiberTower Corp.(a)	566,224	1,993,108
General Communication Inc. Class A(a)	173,088	1,992,243
Global Crossing Ltd.(a)(b)	113,855	2,007,264
Globalstar Inc.(a)(b)	27,314	298,542
IDT Corp. Class B	688,008	6,866,320
Iowa Telecommunications Services Inc.	124,486	2,559,432
iPCS Inc.	46,510	1,511,110
Leap Wireless International Inc.(a)	247,691	21,895,884
Level 3 Communications Inc.(a)(b)	4,720,998	24,690,819
MetroPCS Communications Inc.(a)	477,703	17,493,484
NII Holdings Inc. Class B(a)	603,791	50,730,520
North Pittsburgh Systems Inc.	48,313	1,125,210
NTELOS Holdings Corp.	97,283	2,607,184
PAETEC Holding Corp.(a)	372,268	4,392,762
Qwest Communications International Inc.(a)(b)	5,162,645	44,037,362
RCN Corp.(a)	182,814	3,259,574
Sprint Nextel Corp.	4,421,576	90,774,955
SureWest Communications	54,664	1,475,381
TeleCorp PCS Inc. Escrow(c)	15,427	2
Telephone and Data Systems Inc.	512,704	34,043,546
Telephone and Data Systems Inc. Special	175,714	10,683,411
Time Warner Telecom Inc. Class A(a)	672,716	13,151,598
United States Cellular Corp.(a)	424,997	41,224,709
USA Mobility Inc.(a)	182,080	4,346,250
Verizon Communications Inc.	3,648,266	155,489,097
Virgin Media Inc.	1,110,719	27,590,260
Windstream Corp.	2,129,994	29,308,717

		999,522,206

TOTAL COMMON STOCKS
(Cost: $958,459,413)		1,036,292,600

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.77%

MONEY MARKET FUNDS—5.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	1,598,812	1,598,812
BGI Cash Premier Fund LLC
5.34%(d)(e)(f)	58,258,126	58,258,126

		59,856,938

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,856,938)		59,856,938

TOTAL INVESTMENTS IN SECURITIES—105.71%
(Cost: $1,018,316,351)		1,096,149,538
Other Assets, Less Liabilities—(5.71)%		(59,258,179)

NET ASSETS—100.00%		$1,036,891,359

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.23%
Catalina Marketing Corp.	1,734	$52,349
Donnelley (R.H.) Corp.(a)	2,853	178,398
Getty Images Inc.(a)	1,972	88,602
Harte-Hanks Inc.	2,205	51,928
Interpublic Group of Companies Inc. (The)(a)	19,142	200,800
Lamar Advertising Co.	3,108	185,019
Omnicom Group Inc.	14,058	729,188
ValueVision Media Inc. Class A(a)	1,247	11,360

		1,497,644
AEROSPACE & DEFENSE—1.97%
AAR Corp.(a)	1,264	37,705
Alliant Techsystems Inc.(a)	1,507	149,359
Armor Holdings Inc.(a)	1,283	112,878
BE Aerospace Inc.(a)	3,729	151,248
Boeing Co. (The)	29,326	3,033,188
Curtiss-Wright Corp.	1,838	80,082
DRS Technologies Inc.	1,543	80,791
Esterline Technologies Corp.(a)	907	41,985
General Dynamics Corp.	13,864	1,089,156
Goodrich Corp.	5,079	319,520
Kaman Corp.	915	30,643
L-3 Communications Holdings Inc.	5,158	503,214
Lockheed Martin Corp.	13,891	1,367,986
Moog Inc. Class A(a)	1,381	59,134
Northrop Grumman Corp.	13,215	1,005,661
Orbital Sciences Corp.(a)	2,449	51,894
Raytheon Co.	18,441	1,020,894
Rockwell Collins Inc.	6,948	477,328
Spirit AeroSystems Holdings Inc. Class A(a)	4,139	150,246
Teledyne Technologies Inc.(a)	1,306	57,947
United Technologies Corp.	37,976	2,771,109

		12,591,968
AGRICULTURE—1.51%
Altria Group Inc.	86,760	5,766,937
Archer-Daniels-Midland Co.	24,764	832,070
Bunge Ltd.	4,962	449,607
Carolina Group	4,469	338,706
Monsanto Co.	22,333	1,439,362
Reynolds American Inc.	6,995	427,884
Universal Corp.	1,069	59,020
UST Inc.	6,699	358,731

		9,672,317
AIRLINES—0.21%
AirTran Holdings Inc.(a)	3,600	35,424
Alaska Air Group Inc.(a)	1,680	39,194

AMR Corp.(a)	9,201	227,081
Continental Airlines Inc. Class B(a)	3,871	121,975
JetBlue Airways Corp.(a)	6,508	64,104
SkyWest Inc.	2,468	55,061
Southwest Airlines Co.	32,006	501,214
UAL Corp.(a)	4,220	186,271
US Airways Group Inc.(a)	2,540	78,765

		1,309,089
APPAREL—0.50%
Carter’s Inc.(a)	2,170	45,939
Coach Inc.(a)	15,325	696,675
Crocs Inc.(a)	2,990	177,367
Guess? Inc.	2,546	120,910
Gymboree Corp.(a)	1,300	55,965
Hanesbrands Inc.(a)	3,991	123,761
Jones Apparel Group Inc.	4,630	115,565
Kellwood Co.	1,059	27,153
Liz Claiborne Inc.	4,351	152,894
Nike Inc. Class B	14,356	810,396
Phillips-Van Heusen Corp.	2,178	113,387
Polo Ralph Lauren Corp.	2,519	225,073
Quiksilver Inc.(a)	4,964	63,688
Stride Rite Corp.	1,684	34,303
Timberland Co. Class A(a)	2,137	50,796
VF Corp.	3,579	307,042
Wolverine World Wide Inc.	2,393	64,755

		3,185,669
AUTO MANUFACTURERS—0.36%
Ford Motor Co.(a)	74,999	638,241
General Motors Corp.	20,243	655,873
Oshkosh Truck Corp.	3,010	172,323
PACCAR Inc.	10,293	842,173
Wabash National Corp.	1,087	13,816

		2,322,426
AUTO PARTS & EQUIPMENT—0.27%
American Axle & Manufacturing Holdings Inc.	1,685	40,777
ArvinMeritor Inc.	2,733	54,195
BorgWarner Inc.	2,349	203,071
Cooper Tire & Rubber Co.	2,664	61,245
Goodyear Tire & Rubber Co. (The)(a)	7,554	216,951
Johnson Controls Inc.	8,080	914,252
Lear Corp.(a)	2,822	94,763
Modine Manufacturing Co.	1,248	31,949
Superior Industries International Inc.(b)	893	16,521
TRW Automotive Holdings Corp.(a)	1,967	64,655
Visteon Corp.(a)	5,439	34,918

		1,733,297
BANKS—5.48%
Alabama National BanCorporation	765	40,828
AMCORE Financial Inc.	1,032	24,923
Associated Banc-Corp	5,076	145,884
BancorpSouth Inc.	3,032	70,797
Bank of America Corp.	186,055	8,822,728
Bank of Hawaii Corp.	2,146	103,051
Bank of New York Mellon Corp. (The)	46,342	1,971,852
BB&T Corp.	22,254	832,745
BOK Financial Corp.	935	46,769
Cathay General Bancorp	1,694	51,853
Chittenden Corp.	1,780	59,541

Citizens Republic Bancorp Inc.	3,059	49,250
City National Corp.	1,726	122,184
Colonial BancGroup Inc. (The)	6,263	136,596
Comerica Inc.	6,699	352,769
Commerce Bancorp Inc.	7,875	263,419
Commerce Bancshares Inc.	2,822	125,438
Compass Bancshares Inc.	5,364	371,618
Cullen/Frost Bankers Inc.	2,335	115,979
Discover Financial Services LLC(a)	19,936	459,525
East West Bancorp Inc.	2,385	87,434
F.N.B. Corp. (Pennsylvania)	2,530	37,975
Fifth Third Bancorp	19,281	711,276
First BanCorp (Puerto Rico)	3,021	27,793
First Community Bancorp	1,107	55,594
First Horizon National Corp.	4,963	157,426
First Midwest Bancorp Inc.	1,989	65,418
FirstMerit Corp.	3,095	56,731
Fremont General Corp.(b)	2,707	15,619
Frontier Financial Corp.	1,843	39,477
Fulton Financial Corp.	6,799	89,883
Greater Bay Bancorp	2,110	56,717
Hancock Holding Co.	948	33,531
Huntington Bancshares Inc.	14,459	277,613
International Bancshares Corp.	2,345	51,660
KeyCorp	16,484	571,830
M&T Bank Corp.	3,297	350,438
Marshall & Ilsley Corp.	10,008	412,430
National City Corp.	22,097	649,431
Northern Trust Corp.	8,054	503,053
Old National Bancorp	2,854	41,098
Pacific Capital Bancorp	1,745	36,471
Park National Corp.(b)	479	38,057
PNC Financial Services Group Inc. (The)	14,288	952,295
Popular Inc.	10,120	133,483
Prosperity Bancshares Inc.	1,544	43,726
Provident Bankshares Corp.	1,422	40,811
Regions Financial Corp.	29,617	890,583
South Financial Group Inc. (The)	3,228	69,596
State Street Corp.	16,114	1,080,121
Sterling Bancshares Inc.	2,733	28,451
Sterling Financial Corp. (Washington)	2,020	45,874
SunTrust Banks Inc.	14,565	1,140,440
Susquehanna Bancshares Inc.	2,005	34,687
SVB Financial Group(a)(b)	1,476	77,756
Synovus Financial Corp.	11,084	309,909
TCF Financial Corp.	5,226	128,507
TrustCo Bank Corp. NY(b)	2,853	26,476
Trustmark Corp.	2,091	52,338
U.S. Bancorp	72,521	2,172,004
UCBH Holdings Inc.	4,092	67,272
Umpqua Holdings Corp.	2,352	44,735
UnionBanCal Corp.	2,286	126,324
United Bancshares Inc.	1,627	45,312
United Community Banks Inc.	2,011	47,158
Valley National Bancorp	4,846	102,590
W Holding Co. Inc.	5,186	11,461
Wachovia Corp.	78,968	3,728,079
Webster Financial Corp.	2,176	94,569
Wells Fargo & Co.	130,398	4,403,540
Westamerica Bancorporation	1,301	53,250
Whitney Holding Corp.	2,728	68,173
Wilmington Trust Corp.	2,735	106,501
Wintrust Financial Corp.	1,088	42,878

Zions Bancorporation	4,377	326,305

		35,029,908
BEVERAGES—1.83%
Anheuser-Busch Companies Inc.	29,943	1,460,320
Brown-Forman Corp. Class B	1,800	119,592
Coca-Cola Co. (The)	87,969	4,584,065
Coca-Cola Enterprises Inc.	11,639	263,740
Constellation Brands Inc. Class A(a)	8,690	190,572
Hansen Natural Corp.(a)	2,836	115,000
Molson Coors Brewing Co. Class B	3,063	272,423
Pepsi Bottling Group Inc.	5,292	177,070
PepsiAmericas Inc.	2,595	71,804
PepsiCo Inc.	67,816	4,450,086

		11,704,672
BIOTECHNOLOGY—1.25%
Affymetrix Inc.(a)	2,705	65,948
Alexion Pharmaceuticals Inc.(a)	1,322	76,888
Amgen Inc.(a)	48,163	2,588,280
Biogen Idec Inc.(a)	14,062	795,065
Bio-Rad Laboratories Inc. Class A(a)	773	57,326
Cambrex Corp.	1,077	14,712
Celera Group(a)	2,883	34,654
Celgene Corp.(a)	15,573	943,101
Charles River Laboratories International Inc.(a)	2,838	145,249
Enzo Biochem Inc.(a)	1,015	12,972
Enzon Pharmaceuticals Inc.(a)	1,801	12,967
Genentech Inc.(a)	19,132	1,423,038
Genzyme Corp.(a)	10,770	679,264
Human Genome Sciences Inc.(a)	5,264	40,849
Illumina Inc.(a)	2,415	110,052
Incyte Corp.(a)	3,837	20,413
InterMune Inc.(a)(b)	1,197	25,556
Invitrogen Corp.(a)	2,146	154,083
Martek Biosciences Corp.(a)	1,269	32,512
Millennium Pharmaceuticals Inc.(a)	13,280	133,995
Millipore Corp.(a)	2,141	168,304
Myriad Genetics Inc.(a)	1,639	61,266
Nektar Therapeutics(a)	3,585	27,354
PDL BioPharma Inc.(a)	4,647	109,158
Regeneron Pharmaceuticals Inc.(a)	2,502	37,255
Savient Pharmaceuticals Inc.(a)	2,343	27,741
Vertex Pharmaceuticals Inc.(a)	5,227	168,832

		7,966,834
BUILDING MATERIALS—0.29%
American Standard Companies Inc.	6,909	373,431
Eagle Materials Inc.	2,015	88,116
Florida Rock Industries Inc.	2,211	140,421
Genlyte Group Inc. (The)(a)	969	67,413
Lennox International Inc.	2,597	99,465
Martin Marietta Materials Inc.	1,853	253,861
Masco Corp.	16,065	437,129
NCI Building Systems Inc.(a)	739	35,738
Owens Corning(a)	3,654	111,191
Simpson Manufacturing Co. Inc.(b)	1,372	46,415
Texas Industries Inc.	1,027	80,938
USG Corp.(a)	3,315	137,606

		1,871,724
CHEMICALS—1.62%
Air Products and Chemicals Inc.	8,446	729,481

Airgas Inc.	2,714	126,744
Albemarle Corp.	3,140	126,322
Ashland Inc.	2,484	151,673
Cabot Corp.	2,397	96,791
Celanese Corp. Class A	6,329	237,338
CF Industries Holdings Inc.	1,975	113,523
Chemtura Corp.	9,525	99,346
Cytec Industries Inc.	1,745	116,898
Dow Chemical Co. (The)	39,750	1,728,330
Du Pont (E.I.) de Nemours and Co.	38,030	1,777,142
Eastman Chemical Co.	3,380	232,612
Ecolab Inc.	7,541	317,552
Ferro Corp.	1,782	39,828
FMC Corp.	1,417	126,297
Fuller (H.B.) Co.	2,535	70,042
Georgia Gulf Corp.	1,432	23,184
Grace (W.R.) & Co.(a)	2,015	41,610
Hercules Inc.(a)	4,699	97,551
Huntsman Corp.	3,943	100,389
International Flavors & Fragrances Inc.	3,554	178,091
Lubrizol Corp.	2,834	177,578
Lyondell Chemical Co.	9,453	424,440
Minerals Technologies Inc.	862	55,746
Mosaic Co. (The)(a)	6,116	229,717
Olin Corp.	2,854	59,563
OM Group Inc.(a)	1,097	53,139
PPG Industries Inc.	6,967	531,373
Praxair Inc.	13,316	1,020,272
Rohm & Haas Co.	5,863	331,377
RPM International Inc.	4,718	110,920
Schulman (A.) Inc.	1,294	30,047
Sensient Technologies Corp.	1,810	45,974
Sherwin-Williams Co. (The)	4,672	325,592
Sigma-Aldrich Corp.	4,684	212,279
Terra Industries Inc.(a)	3,790	92,969
Valspar Corp. (The)	3,924	108,263

		10,339,993
COAL—0.18%
Alpha Natural Resources Inc.(a)	2,651	47,320
Arch Coal Inc.	5,889	176,022
CONSOL Energy Inc.	7,572	315,374
Foundation Coal Holdings Inc.	1,956	68,167
International Coal Group Inc.(a)(b)	4,540	18,432
Massey Energy Co.	3,391	72,398
Peabody Energy Corp.	10,813	456,957

		1,154,670
COMMERCIAL SERVICES—1.34%
Accenture Ltd.	24,146	1,017,271
Administaff Inc.	1,006	32,896
Alliance Data Systems Corp.(a)	2,886	221,645
Apollo Group Inc. Class A(a)	5,863	346,562
Arbitron Inc.	1,262	62,848
Avis Budget Group Inc.(a)	4,153	106,608
BearingPoint Inc.(a)	7,512	48,978
Block (H & R) Inc.	11,957	238,542
Bowne & Co. Inc.	1,455	25,230
Career Education Corp.(a)	4,004	118,839
Chemed Corp.	1,022	64,672
ChoicePoint Inc.(a)	3,288	127,377
Convergys Corp.(a)	5,809	110,661
Corinthian Colleges Inc.(a)	3,650	49,166

Corporate Executive Board Co. (The)	1,725	116,300
Corrections Corp. of America(a)	5,068	146,212
Deluxe Corp.	2,144	80,957
DeVry Inc.	2,521	81,680
Donnelley (R.R.) & Sons Co.	9,077	383,594
Equifax Inc.	6,105	247,008
Forrester Research Inc.(a)	705	17,498
FTI Consulting Inc.(a)	1,793	73,567
Gartner Inc.(a)	2,778	58,144
Hertz Global Holdings Inc.(a)	5,286	118,354
Hewitt Associates Inc. Class A(a)	4,268	127,699
Iron Mountain Inc.(a)	7,236	193,852
ITT Educational Services Inc.(a)	1,805	190,716
Labor Ready Inc.(a)	2,359	55,578
Live Nation Inc.(a)	2,512	49,888
Manpower Inc.	3,604	284,896
McKesson Corp.	12,261	708,195
Monster Worldwide Inc.(a)	4,651	180,877
Moody’s Corp.	9,858	530,360
MPS Group Inc.(a)	4,174	55,639
Navigant Consulting Inc.(a)	2,112	33,264
PAREXEL International Corp.(a)	1,092	44,150
Pharmaceutical Product Development Inc.	4,313	144,486
PHH Corp.(a)	2,053	59,824
Pre-Paid Legal Services Inc.(a)(b)	571	30,092
Quanta Services Inc.(a)	4,228	120,202
Rent-A-Center Inc.(a)	3,025	58,715
Resources Connection Inc.(a)	2,155	69,973
Robert Half International Inc.	6,859	233,137
SAIC Inc.(a)	4,067	68,163
Service Corp. International	12,714	154,094
Sotheby’s Holdings Inc. Class A	2,698	115,340
Spherion Corp.(a)	2,343	20,689
Stewart Enterprises Inc. Class A	3,806	26,680
Strayer Education Inc.	550	83,342
TeleTech Holdings Inc.(a)	1,465	42,968
United Rentals Inc.(a)	2,828	90,892
Valassis Communications Inc.(a)	1,998	23,716
Viad Corp.	938	33,721
VistaPrint Ltd.(a)	1,576	53,820
Watson Wyatt Worldwide Inc.	1,860	82,863
Weight Watchers International Inc.	1,873	90,878
Western Union Co.	31,351	625,452

		8,578,770
COMPUTERS—4.17%
Affiliated Computer Services Inc. Class A(a)	4,048	217,216
Agilysys Inc.	1,433	27,528
Apple Inc.(a)	35,609	4,691,842
BISYS Group Inc. (The)(a)	4,898	58,629
Brocade Communications Systems Inc.(a)	15,737	110,789
CACI International Inc. Class A(a)	1,204	53,506
Cadence Design Systems Inc.(a)	11,595	248,133
Ceridian Corp.(a)	5,982	202,790
CIBER Inc.(a)	2,339	17,753
Cognizant Technology Solutions Corp.(a)	5,888	476,810
Computer Sciences Corp.(a)	7,206	401,230
Dell Inc.(a)	82,995	2,321,370
Diebold Inc.	2,910	147,450
DST Systems Inc.(a)	2,218	168,280
Electronic Data Systems Corp.	21,412	577,910
Electronics For Imaging Inc.(a)	2,173	57,063
EMC Corp.(a)	87,655	1,622,494

FactSet Research Systems Inc.	1,770	116,802
Gateway Inc.(a)	9,544	13,552
Henry (Jack) & Associates Inc.	3,513	84,382
Hewlett-Packard Co.	111,612	5,137,500
Hutchinson Technology Inc.(a)	1,082	21,705
Imation Corp.	1,431	44,762
International Business Machines Corp.	56,564	6,258,807
Komag Inc.(a)	1,075	34,411
Lexmark International Inc. Class A(a)	4,154	164,249
Mentor Graphics Corp.(a)	3,118	37,447
MICROS Systems Inc.(a)	1,644	87,592
NCR Corp.(a)	7,488	391,023
Network Appliance Inc.(a)	15,351	435,047
Palm Inc.(a)	3,769	56,233
Perot Systems Corp. Class A(a)	3,600	54,792
Quantum Corp.(a)	6,691	18,936
RadiSys Corp.(a)	710	8,335
SanDisk Corp.(a)(b)	9,369	502,459
Seagate Technology	23,063	542,211
Silicon Storage Technology Inc.(a)	3,436	12,438
SRA International Inc. Class A(a)	1,711	40,756
Sun Microsystems Inc.(a)	148,510	757,401
Synopsys Inc.(a)	5,932	145,097
Unisys Corp.(a)	13,380	108,244
Western Digital Corp.(a)	8,974	191,595

		26,666,569
COSMETICS & PERSONAL CARE—1.64%
Alberto-Culver Co.	3,257	76,605
Avon Products Inc.	18,290	658,623
Colgate-Palmolive Co.	21,395	1,412,070
Estee Lauder Companies Inc. (The) Class A	4,704	211,774
Procter & Gamble Co.	131,314	8,123,084

		10,482,156
DISTRIBUTION & WHOLESALE—0.27%
Brightpoint Inc.(a)	2,024	26,575
CDW Corp.(a)	2,566	215,980
Fastenal Co.	5,657	254,961
Genuine Parts Co.	7,215	343,290
Grainger (W.W.) Inc.	3,300	288,288
Ingram Micro Inc. Class A(a)	5,795	116,190
Owens & Minor Inc.	1,445	55,560
Pool Corp.(b)	2,133	71,690
Tech Data Corp.(a)	2,334	87,455
United Stationers Inc.(a)	1,410	89,873
Watsco Inc.	906	45,218
WESCO International Inc.(a)	2,011	107,689

		1,702,769
DIVERSIFIED FINANCIAL SERVICES—6.84%
Affiliated Managers Group Inc.(a)	1,266	143,058
American Express Co.	43,851	2,567,038
AmeriCredit Corp.(a)	4,983	101,354
Ameriprise Financial Inc.	8,894	536,041
Bear Stearns Companies Inc. (The)	4,918	596,160
BlackRock Inc.	784	125,048
Capital One Financial Corp.	17,098	1,209,855
CIT Group Inc.	8,163	336,152
Citigroup Inc.	205,652	9,577,214
CME Group Inc.	1,899	1,049,198
CompuCredit Corp.(a)	1,562	41,003
Countrywide Financial Corp.	24,577	692,334

E*TRADE Financial Corp.(a)	17,636	326,619
Eaton Vance Corp.	5,204	217,839
Edwards (A.G.) Inc.	3,183	257,377
Federal Home Loan Mortgage Corp.	27,248	1,560,493
Federal National Mortgage Association	39,946	2,390,369
Federated Investors Inc. Class B	4,120	148,361
First Marblehead Corp. (The)	2,481	81,774
Franklin Resources Inc.	7,007	892,482
Friedman, Billings, Ramsey Group Inc. Class A	6,967	34,278
Goldman Sachs Group Inc. (The)	15,360	2,892,902
IndyMac Bancorp Inc.(b)	2,773	61,006
IntercontinentalExchange Inc.(a)	2,475	374,047
International Securities Exchange Holdings Inc.	1,470	96,579
Investment Technology Group Inc.(a)	1,666	66,573
Janus Capital Group Inc.	8,305	249,648
Jefferies Group Inc.	4,405	115,719
JPMorgan Chase & Co.	141,896	6,244,843
Knight Capital Group Inc. Class A(a)	4,383	61,976
LaBranche & Co. Inc.(a)	2,161	13,982
Lazard Ltd. Class A	2,031	75,208
Legg Mason Inc.	5,342	480,780
Lehman Brothers Holdings Inc.	22,187	1,375,594
Merrill Lynch & Co. Inc.	33,979	2,521,242
Morgan Stanley	39,872	2,546,625
Nasdaq Stock Market Inc. (The)(a)	3,964	121,972
National Financial Partners Corp.	1,447	67,083
Nuveen Investments Inc. Class A	3,262	199,439
NYSE Euronext Inc.	7,809	601,449
Piper Jaffray Companies(a)	772	36,994
Raymond James Financial Inc.	3,709	113,755
Rowe (T.) Price Group Inc.	10,773	561,596
Schwab (Charles) Corp. (The)	42,167	848,822
SLM Corp.	17,065	839,086
SWS Group Inc.	1,090	19,239
TD Ameritrade Holding Corp.(a)	10,338	175,229
Waddell & Reed Financial Inc. Class A	3,245	81,806

		43,727,241
ELECTRIC—3.25%
AES Corp. (The)(a)	27,369	537,801
Allegheny Energy Inc.(a)	6,761	353,127
ALLETE Inc.	1,083	47,479
Alliant Energy Corp.	4,637	171,337
Ameren Corp.	8,413	403,656
American Electric Power Co. Inc.	16,184	703,842
Aquila Inc.(a)	16,336	61,750
Avista Corp.	2,000	39,640
Black Hills Corp.	1,493	55,689
CenterPoint Energy Inc.	11,228	185,037
Cleco Corp.	2,416	57,380
CMS Energy Corp.	8,813	142,418
Consolidated Edison Inc.	11,014	481,092
Constellation Energy Group Inc.	7,477	626,573
Dominion Resources Inc.	14,560	1,226,243
DPL Inc.	5,144	136,728
DTE Energy Co.	7,305	338,806
Duke Energy Corp.	51,681	880,127
Dynegy Inc. Class A(a)	16,681	148,628
Edison International	12,326	651,922
El Paso Electric Co.(a)	1,666	38,768
Energy East Corp.	6,374	161,326
Entergy Corp.	8,346	834,266
Exelon Corp.	27,727	1,945,049

FirstEnergy Corp.	12,857	781,063
FPL Group Inc.	15,303	883,442
Great Plains Energy Inc.	3,369	93,523
Hawaiian Electric Industries Inc.	3,362	76,687
IDACORP Inc.	1,625	50,310
Integrys Energy Group Inc.	3,048	150,846
MDU Resources Group Inc.	6,680	182,097
Mirant Corp.(a)	10,767	407,316
Northeast Utilities	6,332	173,117
NorthWestern Corp.	1,741	47,111
NRG Energy Inc.(a)	10,472	403,696
NSTAR	4,346	136,682
OGE Energy Corp.	3,592	119,075
Pepco Holdings Inc.	7,935	214,800
PG&E Corp.	14,351	614,366
Pinnacle West Capital Corp.	3,947	147,934
PNM Resources Inc.	2,634	68,036
PPL Corp.	15,841	746,745
Progress Energy Inc.	10,665	465,634
Public Service Enterprise Group Inc.	10,380	894,237
Puget Energy Inc.	4,903	113,504
Reliant Energy Inc.(a)	13,954	358,339
SCANA Corp.	4,173	155,987
Sierra Pacific Resources Corp.(a)	9,192	146,061
Southern Co. (The)	30,991	1,042,537
TECO Energy Inc.	8,650	139,611
TXU Corp.	19,050	1,243,013
UniSource Energy Corp.	1,403	42,693
Westar Energy Inc.	3,642	83,839
Wisconsin Energy Corp.	4,720	202,630
Xcel Energy Inc.	16,786	340,756

		20,754,371
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
AMETEK Inc.	4,285	167,201
Belden Inc.	1,840	100,795
Emerson Electric Co.	33,128	1,559,335
Energizer Holdings Inc.(a)	2,299	231,969
Energy Conversion Devices Inc.(a)(b)	1,461	43,611
General Cable Corp.(a)	2,113	167,984
GrafTech International Ltd.(a)	3,993	61,852
Hubbell Inc. Class B	2,217	127,810
Littelfuse Inc.(a)	899	29,298
Molex Inc.	2,715	76,943
Molex Inc. Class A	3,317	88,829
Power-One Inc.(a)	2,897	11,472

		2,667,099
ELECTRONICS—1.01%
Agilent Technologies Inc.(a)	16,950	646,643
Amphenol Corp. Class A	7,216	247,220
Applied Biosystems Group	7,608	237,522
Arrow Electronics Inc.(a)	4,948	189,113
Avnet Inc.(a)	6,194	234,629
AVX Corp.	2,281	36,473
Benchmark Electronics Inc.(a)	2,881	63,958
Brady Corp. Class A	2,190	76,628
Checkpoint Systems Inc.(a)	1,437	33,152
Coherent Inc.(a)	1,261	36,506
CTS Corp.	1,262	16,078
Cymer Inc.(a)	1,449	61,945
Dionex Corp.(a)	906	61,617
Electro Scientific Industries Inc.(a)	1,096	24,057

Flextronics International Ltd.(a)	24,580	274,559
FLIR Systems Inc.(a)	2,763	120,605
Garmin Ltd.	4,704	394,666
Gentex Corp.	6,156	121,519
Itron Inc.(a)	1,166	92,615
Jabil Circuit Inc.	7,665	172,692
KEMET Corp.(a)	3,628	25,541
Methode Electronics Inc.	1,469	23,754
Mettler-Toledo International Inc.(a)	1,750	166,530
National Instruments Corp.	2,409	77,931
Orbotech Ltd.(a)	1,272	27,412
Park Electrochemical Corp.	725	21,496
PerkinElmer Inc.	4,998	139,094
Plexus Corp.(a)	1,799	43,626
Sanmina-SCI Corp.(a)	22,528	61,952
Solectron Corp.(a)	37,653	141,575
Taser International Inc.(a)(b)	2,144	32,739
Technitrol Inc.	1,449	37,674
Tektronix Inc.	3,383	111,132
Thermo Fisher Scientific Inc.(a)	17,303	903,390
Thomas & Betts Corp.(a)	2,552	157,714
Trimble Navigation Ltd.(a)	4,813	158,973
Tyco Electronics Ltd.(a)	20,434	731,946
Varian Inc.(a)	1,151	69,221
Vishay Intertechnology Inc.(a)	7,044	109,252
Waters Corp.(a)	4,218	245,741

		6,428,890
ENERGY - ALTERNATE SOURCES—0.03%
Covanta Holding Corp.(a)	4,449	100,903
Headwaters Inc.(a)	1,564	25,227
SunPower Corp. Class A(a)(b)	1,257	88,656

		214,786
ENGINEERING & CONSTRUCTION—0.32%
Dycom Industries Inc.(a)	1,457	40,723
EMCOR Group Inc.(a)	2,756	98,940
Fluor Corp.	3,576	413,064
Foster Wheeler Ltd.(a)	2,904	326,381
Granite Construction Inc.	1,375	89,361
Insituform Technologies Inc. Class A(a)	1,085	17,924
Jacobs Engineering Group Inc.(a)	4,809	296,379
McDermott International Inc.(a)	4,478	371,405
Shaw Group Inc. (The)(a)	3,001	159,713
URS Corp.(a)	2,184	107,584
Washington Group International Inc.(a)	1,141	91,645

		2,013,119
ENTERTAINMENT—0.19%
Bally Technologies Inc.(a)	1,756	43,198
DreamWorks Animation SKG Inc. Class A(a)	2,648	82,088
International Game Technology Inc.	13,790	487,063
International Speedway Corp. Class A	1,257	60,198
Macrovision Corp.(a)	2,199	52,292
Penn National Gaming Inc.(a)	2,903	166,923
Pinnacle Entertainment Inc.(a)	2,316	61,397
Regal Entertainment Group Class A	2,948	63,058
Scientific Games Corp. Class A(a)	2,806	96,274
Six Flags Inc.(a)(b)	3,288	12,527
Vail Resorts Inc.(a)	1,254	67,152
Warner Music Group Corp.	1,588	19,675

		1,211,845

ENVIRONMENTAL CONTROL—0.27%
Allied Waste Industries Inc.(a)	11,397	146,679
Mine Safety Appliances Co.	1,105	50,443
Nalco Holding Co.	5,645	130,061
Republic Services Inc.	7,384	235,919
Stericycle Inc.(a)	3,628	173,926
Tetra Tech Inc.(a)	2,386	50,178
Waste Connections Inc.(a)	3,026	93,806
Waste Management Inc.	21,737	826,658

		1,707,670
FOOD—1.66%
Campbell Soup Co.	10,093	371,725
Chiquita Brands International Inc.(a)(b)	1,636	28,728
ConAgra Foods Inc.	20,872	529,105
Corn Products International Inc.	2,876	128,327
Dean Foods Co.	5,551	159,702
Del Monte Foods Co.	8,298	96,257
Flowers Foods Inc.	3,560	72,980
General Mills Inc.	14,179	788,636
Hain Celestial Group Inc.(a)	1,624	43,994
Heinz (H.J.) Co.	12,930	565,817
Hershey Co. (The)	6,770	312,097
Hormel Foods Corp.	3,088	106,289
Kellogg Co.	10,256	531,363
Kraft Foods Inc.	66,726	2,185,277
Kroger Co.	27,396	711,200
McCormick & Co. Inc. NVS	4,528	154,676
Performance Food Group Co.(a)	1,441	41,299
Pilgrim’s Pride Corp.	1,718	57,862
Ralcorp Holdings Inc.(a)	1,265	65,729
Safeway Inc.	18,175	579,237
Sara Lee Corp.	30,725	486,991
Smithfield Foods Inc.(a)	5,034	156,356
Smucker (J.M.) Co. (The)	2,340	130,595
SUPERVALU Inc.	8,675	361,487
Sysco Corp.	25,691	819,029
Tootsie Roll Industries Inc.	1,035	25,906
TreeHouse Foods Inc.(a)	1,219	27,318
Tyson Foods Inc. Class A	11,685	248,891
United Natural Foods Inc.(a)	1,690	46,019
Whole Foods Market Inc.	5,834	216,091
Wild Oats Markets Inc.(a)(b)	921	14,828
Wrigley (William Jr.) Co.	9,008	519,581

		10,583,392
FOREST PRODUCTS & PAPER—0.44%
Bowater Inc.	2,350	46,107
Domtar Corp.(a)	17,930	170,514
International Paper Co.	18,439	683,534
Louisiana-Pacific Corp.	4,369	80,914
MeadWestvaco Corp.	7,577	246,556
Neenah Paper Inc.	600	23,238
Plum Creek Timber Co. Inc.	7,566	294,015
Potlatch Corp.	1,801	78,686
Rayonier Inc.	3,218	136,250
Smurfit-Stone Container Corp.(a)	10,385	122,439
Temple-Inland Inc.	4,545	264,201
Wausau Paper Corp.	1,771	19,818
Weyerhaeuser Co.	8,846	630,189

		2,796,461

GAS—0.32%
AGL Resources Inc.	3,047	114,872
Atmos Energy Corp.	3,391	95,185
Energen Corp.	2,715	143,651
KeySpan Corp.	7,415	308,093
New Jersey Resources Corp.	1,054	49,538
Nicor Inc.	1,941	76,495
NiSource Inc.	11,328	216,025
Northwest Natural Gas Co.	1,088	45,337
Piedmont Natural Gas Co.	3,168	73,466
Sempra Energy	9,499	500,787
Southern Union Co.	4,684	144,642
Southwest Gas Corp.	1,739	54,048
UGI Corp.	4,175	107,757
Vectren Corp.	3,189	79,629
WGL Holdings Inc.	1,987	59,491

		2,069,016
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	1,763	80,463
Black & Decker Corp.	2,863	247,850
Kennametal Inc.	1,604	122,963
Lincoln Electric Holdings Inc.	1,572	113,168
Regal-Beloit Corp.	1,326	67,255
Snap-On Inc.	2,349	122,923
Stanley Works (The)	3,488	192,991

		947,613
HEALTH CARE - PRODUCTS—3.07%
Advanced Medical Optics Inc.(a)	2,573	77,782
Alcon Inc.	3,202	437,073
American Medical Systems Holdings Inc.(a)	2,717	49,667
ArthroCare Corp.(a)(b)	1,127	57,049
Bard (C.R.) Inc.	4,328	339,618
Bausch & Lomb Inc.	2,156	137,833
Baxter International Inc.	27,069	1,423,829
Beckman Coulter Inc.	2,545	180,237
Becton, Dickinson and Co.	9,431	720,151
Boston Scientific Corp.(a)	56,405	741,726
Cooper Companies Inc.	1,778	89,131
Cyberonics Inc.(a)	886	12,404
Cytyc Corp.(a)	4,778	201,154
Dade Behring Holdings Inc.	3,704	277,244
Datascope Corp.	551	18,960
DENTSPLY International Inc.	5,802	211,715
Edwards Lifesciences Corp.(a)	2,479	113,935
Gen-Probe Inc.(a)	2,030	127,910
Haemonetics Corp.(a)	1,086	53,670
Henry Schein Inc.(a)	3,608	196,059
Hillenbrand Industries Inc.	2,345	147,829
Hologic Inc.(a)(b)	2,087	108,107
IDEXX Laboratories Inc.(a)	1,397	140,063
Immucor Inc.(a)	2,856	88,993
Intuitive Surgical Inc.(a)	1,540	327,419
Invacare Corp.	1,259	25,872
Inverness Medical Innovations Inc.(a)	1,568	75,907
Johnson & Johnson	119,895	7,253,648
Kinetic Concepts Inc.(a)	2,163	132,981
Kyphon Inc.(a)	1,857	121,856
Medtronic Inc.	47,803	2,422,178
Mentor Corp.	1,619	63,708
Oakley Inc.	1,080	30,456
Patterson Companies Inc.(a)	5,333	191,295
PolyMedica Corp.	1,057	42,692

PSS World Medical Inc.(a)	2,833	48,813
ResMed Inc.(a)	3,102	133,324
Respironics Inc.(a)	2,831	129,518
St. Jude Medical Inc.(a)	14,486	624,926
Steris Corp.	2,901	79,342
Stryker Corp.	11,611	724,875
TECHNE Corp.(a)	1,482	83,377
Varian Medical Systems Inc.(a)	5,332	217,546
Ventana Medical Systems Inc.(a)	1,425	118,760
West Pharmaceutical Services Inc.	1,312	60,719
Zimmer Holdings Inc.(a)	9,795	761,659

		19,623,010
HEALTH CARE - SERVICES—1.50%
Aetna Inc.	21,530	1,034,947
AMERIGROUP Corp.(a)	2,003	55,443
Apria Healthcare Group Inc.(a)	2,013	52,781
Brookdale Senior Living Inc.	2,103	84,141
Centene Corp.(a)	1,789	38,660
Community Health Systems Inc.(a)	3,837	149,259
Covance Inc.(a)	2,529	178,472
Coventry Health Care Inc.(a)	6,666	372,029
DaVita Inc.(a)	4,198	222,242
Health Management Associates Inc. Class A	9,846	79,359
Health Net Inc.(a)	4,735	234,572
HealthSouth Corp.(a)	3,251	51,366
Healthways Inc.(a)	1,446	63,190
Humana Inc.(a)	6,476	415,047
Laboratory Corp. of America Holdings(a)	5,075	374,789
LifePoint Hospitals Inc.(a)(b)	2,289	67,640
Lincare Holdings Inc.(a)	4,005	142,938
Magellan Health Services Inc.(a)	1,638	68,501
Manor Care Inc.	3,222	204,114
Odyssey Healthcare Inc.(a)	1,415	15,296
Pediatrix Medical Group Inc.(a)	2,003	108,082
Psychiatric Solutions Inc.(a)	2,188	74,589
Quest Diagnostics Inc.	6,342	351,791
Sierra Health Services Inc.(a)	1,969	80,020
Sunrise Senior Living Inc.(a)	1,745	69,381
Tenet Healthcare Corp.(a)	19,184	99,373
UnitedHealth Group Inc.	55,603	2,692,853
Universal Health Services Inc. Class B	2,160	113,270
WellCare Health Plans Inc.(a)	1,369	138,625
WellPoint Inc.(a)	25,641	1,926,152

		9,558,922
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	6,697	251,807
Walter Industries Inc.	1,934	48,350

		300,157
HOME BUILDERS—0.23%
Beazer Homes USA Inc.(b)	1,563	21,866
Centex Corp.	4,972	185,505
Champion Enterprises Inc.(a)	2,880	33,754
Fleetwood Enterprises Inc.(a)	2,324	21,985
Horton (D.R.) Inc.	11,089	180,972
Hovnanian Enterprises Inc. Class A(a)(b)	1,827	24,189
KB Home	3,287	104,559
Lennar Corp. Class A	5,206	159,616
Lennar Corp. Class B	382	11,196
M.D.C. Holdings Inc.	1,336	61,456
Meritage Homes Corp.(a)	941	18,350

Monaco Coach Corp.	1,263	17,619
NVR Inc.(a)	222	128,423
Pulte Homes Inc.	8,568	165,705
Ryland Group Inc.	1,932	64,239
Standard-Pacific Corp.	2,703	40,031
Thor Industries Inc.	1,468	60,217
Toll Brothers Inc.(a)	5,384	118,071
WCI Communities Inc.(a)	1,433	12,653
Winnebago Industries Inc.(b)	1,451	39,148

		1,469,554
HOME FURNISHINGS—0.13%
Ethan Allen Interiors Inc.	1,147	39,182
Furniture Brands International Inc.(b)	1,669	18,392
Harman International Industries Inc.	2,660	308,560
La-Z-Boy Inc.(b)	2,142	21,441
Tempur-Pedic International Inc.	3,236	100,801
Whirlpool Corp.	3,225	329,305

		817,681
HOUSEHOLD PRODUCTS & WARES—0.47%
ACCO Brands Corp.(a)	2,279	47,130
American Greetings Corp. Class A	2,539	62,789
Avery Dennison Corp.	3,974	243,765
Blyth Inc.	1,222	27,275
Church & Dwight Co. Inc.	2,672	131,088
Clorox Co. (The)	6,205	375,154
Fortune Brands Inc.	6,319	513,735
Fossil Inc.(a)	2,206	56,363
Jarden Corp.(a)	2,577	93,107
Kimberly-Clark Corp.	18,873	1,269,587
Scotts Miracle-Gro Co. (The) Class A	1,752	71,814
Tupperware Brands Corp.	2,529	65,779
WD-40 Co.	710	23,565

		2,981,151
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	11,557	305,683
Toro Co. (The)	1,784	100,296

		405,979
INSURANCE—4.46%
ACE Ltd.	13,182	760,865
AFLAC Inc.	20,530	1,070,024
Alleghany Corp.(a)	211	88,620
Allied World Assurance Holdings Ltd.	1,408	66,810
Allstate Corp. (The)	25,567	1,358,886
Ambac Financial Group Inc.	4,270	286,731
American Financial Group Inc.	2,802	78,708
American International Group Inc.	94,248	6,048,837
American National Insurance Co.	667	99,737
Aon Corp.	11,170	447,247
Arch Capital Group Ltd.(a)	1,690	117,725
Aspen Insurance Holdings Ltd.	3,080	75,306
Assurant Inc.	4,299	218,045
Assured Guaranty Ltd.	1,854	45,126
Axis Capital Holdings Ltd.	5,685	209,492
Berkley (W.R.) Corp.	7,402	217,767
Brown & Brown Inc.	4,617	118,657
Chubb Corp.	16,944	854,147
CIGNA Corp.	12,215	630,783
Cincinnati Financial Corp.	6,273	245,902
Commerce Group Inc.	2,540	72,974

Conseco Inc.(a)	6,344	115,397
Delphi Financial Group Inc. Class A	1,642	65,959
Endurance Specialty Holdings Ltd.	2,330	87,142
Erie Indemnity Co. Class A	1,982	102,350
Everest Re Group Ltd.	2,650	260,363
Fidelity National Financial Inc.	8,870	185,294
First American Corp.	3,527	163,265
Gallagher (Arthur J.) & Co.	3,802	104,859
Genworth Financial Inc. Class A	18,627	568,496
Hanover Insurance Group Inc. (The)	2,175	95,461
Hartford Financial Services Group Inc. (The)	13,155	1,208,550
HCC Insurance Holdings Inc.	4,546	133,107
Hilb, Rogal & Hobbs Co.	1,498	64,863
Horace Mann Educators Corp.	1,628	29,027
IPC Holdings Ltd.	2,404	59,643
Lincoln National Corp.	11,368	685,718
Loews Corp.	19,021	901,595
Markel Corp.(a)	404	188,062
Marsh & McLennan Companies Inc.	22,591	622,382
MBIA Inc.	5,477	307,260
Mercury General Corp.	1,088	56,337
MetLife Inc.	18,900	1,138,158
MGIC Investment Corp.	3,489	134,885
Montpelier Re Holdings Ltd.	4,036	63,971
Nationwide Financial Services Inc.	2,375	135,161
Ohio Casualty Corp.	2,733	118,640
Old Republic International Corp.	8,768	160,980
PartnerRe Ltd.	2,326	165,216
Philadelphia Consolidated Holding Corp.(a)	2,268	81,966
Phoenix Companies Inc.	4,138	57,063
Platinum Underwriters Holdings Ltd.	2,327	77,256
PMI Group Inc. (The)	3,413	116,281
Principal Financial Group Inc.	11,084	625,027
ProAssurance Corp.(a)	1,285	63,453
Progressive Corp. (The)	28,977	607,937
Protective Life Corp.	2,658	114,347
Prudential Financial Inc.	19,704	1,746,366
Radian Group Inc.	3,497	117,884
Reinsurance Group of America Inc.	1,411	75,220
RenaissanceRe Holdings Ltd.	2,646	152,145
RLI Corp.	929	53,882
SAFECO Corp.	4,564	266,857
Selective Insurance Group Inc.	2,160	44,323
StanCorp Financial Group Inc.	2,206	103,594
Torchmark Corp.	4,124	253,791
Transatlantic Holdings Inc.	1,109	81,123
Travelers Companies Inc. (The)	27,742	1,408,739
Unitrin Inc.	1,818	77,047
Unum Group	13,893	337,600
White Mountains Insurance Group Ltd.	323	177,489
Willis Group Holdings Ltd.	4,883	198,201
XL Capital Ltd. Class A	7,380	574,607
Zenith National Insurance Corp.	1,552	62,639

		28,509,367
INTERNET—1.99%
Akamai Technologies Inc.(a)	6,731	228,585
Amazon.com Inc.(a)	12,226	960,230
aQuantive Inc.(a)	2,833	187,403
Ariba Inc.(a)	3,260	27,221
Avocent Corp.(a)	2,005	54,837
Check Point Software Technologies Ltd.(a)	7,265	176,975
CheckFree Corp.(a)	3,010	110,888

CNET Networks Inc.(a)	5,762	43,388
Digital River Inc.(a)	1,698	76,427
EarthLink Inc.(a)	5,221	36,286
eBay Inc.(a)	42,803	1,386,817
Equinix Inc.(a)	1,158	100,642
Expedia Inc.(a)	9,811	261,071
F5 Networks Inc.(a)	1,714	148,587
Google Inc. Class A(a)	9,510	4,850,100
HLTH Corp.(a)	6,718	85,050
IAC/InterActiveCorp(a)	8,579	246,560
InfoSpace Inc.	1,074	22,361
Interwoven Inc.(a)	1,664	23,046
j2 Global Communications Inc.(a)	2,065	67,402
Liberty Media Corp. - Liberty Interactive Group Series A(a)	25,961	543,883
McAfee Inc.(a)	6,717	240,872
NetFlix Inc.(a)(b)	2,314	39,870
NutriSystem Inc.(a)(b)	1,324	73,773
Openwave Systems Inc.	3,727	19,604
Priceline.com Inc.(a)	1,469	93,722
RealNetworks Inc.(a)	4,535	32,289
S1 Corp.(a)	2,708	19,687
SonicWALL Inc.(a)	2,183	19,298
Symantec Corp.(a)	38,743	743,866
TIBCO Software Inc.(a)	8,092	65,788
United Online Inc.	2,557	36,105
ValueClick Inc.(a)	4,193	89,646
VeriSign Inc.(a)	10,323	306,490
Vignette Corp.(a)	1,055	22,197
Websense Inc.(a)	1,724	34,411
Yahoo! Inc.(a)	52,777	1,227,065

		12,702,442
IRON & STEEL—0.37%
AK Steel Holding Corp.(a)	4,351	173,909
Allegheny Technologies Inc.	3,936	413,004
Carpenter Technology Corp.	1,033	122,607
Chaparral Steel Co.	1,800	151,272
Cleveland-Cliffs Inc.	1,726	119,560
Nucor Corp.	11,365	570,523
Reliance Steel & Aluminum Co.	2,623	137,812
Ryerson Inc.	1,041	33,406
Steel Dynamics Inc.	3,958	165,959
United States Steel Corp.	4,964	487,912

		2,375,964
LEISURE TIME—0.31%
Brunswick Corp.	3,951	110,470
Callaway Golf Co.	2,808	45,574
Carnival Corp.	17,282	765,765
Harley-Davidson Inc.	10,945	627,367
Life Time Fitness Inc.(a)	1,227	63,092
Nautilus Inc.	1,235	12,152
Polaris Industries Inc.(b)	1,741	85,936
Royal Caribbean Cruises Ltd.	5,398	207,985
WMS Industries Inc.(a)	1,707	44,536

		1,962,877
LODGING—0.67%
Boyd Gaming Corp.	2,349	103,591
Choice Hotels International Inc.	1,391	50,326
Gaylord Entertainment Co.(a)	1,688	84,366
Harrah’s Entertainment Inc.	7,589	642,712

Hilton Hotels Corp.	14,995	662,929
Las Vegas Sands Corp.(a)(b)	4,306	375,699
Marriott International Inc. Class A	14,242	591,755
MGM MIRAGE(a)	4,937	360,944
Orient-Express Hotels Ltd.	1,728	80,266
Starwood Hotels & Resorts Worldwide Inc.	8,955	563,807
Station Casinos Inc.	1,798	155,581
Wyndham Worldwide Corp.(a)	7,999	269,166
Wynn Resorts Ltd.	3,246	313,434

		4,254,576
MACHINERY—0.95%
AGCO Corp.(a)	3,786	145,496
Albany International Corp. Class A	1,068	40,029
Astec Industries Inc.(a)	543	28,328
Briggs & Stratton Corp.	1,977	56,068
Bucyrus International Inc. Class A	1,449	92,098
Caterpillar Inc.	26,678	2,102,226
Cognex Corp.	1,628	34,237
Cummins Inc.	3,852	457,232
Deere & Co.	9,397	1,131,587
Flowserve Corp.	2,330	168,389
Gardner Denver Inc.(a)	1,973	82,057
Graco Inc.	2,754	113,024
IDEX Corp.	3,318	120,145
Intermec Inc.(a)(b)	2,020	51,773
Joy Global Inc.	4,768	235,968
Manitowoc Co. Inc. (The)	2,454	190,602
Nordson Corp.	1,279	58,527
Rockwell Automation Inc.	6,073	425,049
Terex Corp.(a)	4,206	362,768
Wabtec Corp.	1,938	79,148
Zebra Technologies Corp. Class A(a)	2,893	104,813

		6,079,564
MANUFACTURING—4.79%
Actuant Corp. Class A	1,064	64,883
Acuity Brands Inc.	1,954	115,481
AptarGroup Inc.	2,490	90,636
Brink’s Co. (The)	1,952	119,365
Carlisle Companies Inc.	2,518	114,015
Ceradyne Inc.(a)	935	69,779
CLARCOR Inc.	2,114	73,546
Cooper Industries Ltd.	8,517	450,720
Covidien Ltd.(a)	20,434	836,772
Crane Co.	2,046	93,830
Danaher Corp.	9,915	740,452
Donaldson Co. Inc.	2,942	107,059
Dover Corp.	8,259	421,209
Eastman Kodak Co.(b)	11,759	296,915
Eaton Corp.	6,132	595,908
ESCO Technologies Inc.(a)	931	33,767
General Electric Co.	425,324	16,485,558
Harsco Corp.	3,454	181,888
Hexcel Corp.(a)	3,736	81,221
Honeywell International Inc.	29,753	1,711,095
Illinois Tool Works Inc.	20,127	1,107,991
Ingersoll-Rand Co. Class A	12,803	644,247
ITT Industries Inc.	7,492	471,097
Lancaster Colony Corp.	1,035	40,075
Leggett & Platt Inc.	7,843	162,585
Matthews International Corp. Class A	1,308	50,044
Pall Corp.	5,030	208,846

Parker Hannifin Corp.	4,876	481,164
Pentair Inc.	4,010	145,162
Roper Industries Inc.	3,552	213,049
SPX Corp.	2,523	236,834
Teleflex Inc.	1,558	119,078
Textron Inc.	4,366	492,878
3M Co.	27,470	2,442,632
Tredegar Corp.	1,081	19,847
Trinity Industries Inc.	3,320	126,924
Tyco International Ltd.	20,434	966,324

		30,612,876
MEDIA—3.10%
Belo Corp.	3,980	71,242
Cablevision Systems Corp.(a)	9,160	326,004
CBS Corp. Class A	727	23,017
CBS Corp. Class B	26,706	847,114
Charter Communications Inc. Class A(a)(b)	19,994	81,176
Clear Channel Communications Inc.	18,564	685,012
Comcast Corp. Class A(a)	78,945	2,073,885
Comcast Corp. Class A Special(a)	43,402	1,135,830
Cox Radio Inc. Class A(a)	1,439	18,635
CTC Media Inc.(a)	1,474	36,010
Cumulus Media Inc. Class A(a)(b)	2,173	22,947
DIRECTV Group Inc. (The)(a)	33,237	744,841
Discovery Holding Co. Class A(a)	10,951	259,758
Dow Jones & Co. Inc.	2,198	126,121
EchoStar Communications Corp.(a)	8,717	368,642
Entercom Communications Corp.	1,627	36,738
Gannett Co. Inc.	9,650	481,535
Gemstar-TV Guide International Inc.(a)	10,984	63,048
Idearc Inc.	5,903	204,893
Lee Enterprises Inc.	1,442	25,394
Liberty Global Inc. Class A(a)	8,036	336,950
Liberty Global Inc. Class C(a)	8,319	331,429
Liberty Media Corp. - Liberty Capital Group Series A(a)	5,492	628,559
McClatchy Co. (The) Class A	2,302	56,215
McGraw-Hill Companies Inc. (The)	14,430	873,015
Media General Inc. Class A	897	25,295
Meredith Corp.	1,599	90,328
New York Times Co. Class A(b)	5,821	133,068
News Corp. Class A	76,579	1,617,348
News Corp. Class B	18,451	418,100
Radio One Inc. Class D(a)	2,892	17,612
Scholastic Corp.(a)	1,375	44,248
Scripps (E.W.) Co. Class A	3,240	132,743
Sinclair Broadcast Group Inc. Class A	1,640	21,386
Sirius Satellite Radio Inc.(a)(b)	53,638	161,450
Time Warner Cable Inc. Class A(a)	6,468	247,207
Time Warner Inc.	157,269	3,029,001
Tribune Co.	2,544	71,130
Viacom Inc. Class A(a)	743	28,583
Viacom Inc. Class B(a)	24,605	942,372
Walt Disney Co. (The)	77,188	2,547,204
Washington Post Co. (The) Class B	244	192,943
Westwood One Inc.	3,203	16,848
Wiley (John) & Sons Inc. Class A	1,830	77,391
XM Satellite Radio Holdings Inc. Class A(a)	12,154	139,163

		19,811,430
METAL FABRICATE & HARDWARE—0.21%
Commercial Metals Co.	4,863	149,975

Kaydon Corp.	1,221	64,969
Mueller Industries Inc.	1,308	48,239
Mueller Water Products Inc. Class B	4,248	56,074
Precision Castparts Corp.	5,643	773,430
Quanex Corp.	1,635	73,673
Timken Co. (The)	3,442	114,963
Worthington Industries Inc.	3,011	62,328

		1,343,651
MINING—0.75%
Alcoa Inc.	35,911	1,371,800
Coeur d’Alene Mines Corp.(a)(b)	10,553	41,262
Freeport-McMoRan Copper & Gold Inc.	15,777	1,482,722
Kaiser Aluminum Corp.	628	42,396
Meridian Gold Inc.(a)	4,167	117,634
Newmont Mining Corp.	17,734	740,395
RTI International Metals Inc.(a)	977	77,417
Southern Copper Corp.(b)	3,063	345,231
Stillwater Mining Co.(a)	1,633	14,860
Titanium Metals Corp.(a)	5,520	184,478
USEC Inc.(a)	3,732	62,660
Vulcan Materials Co.	3,541	338,945

		4,819,800
OFFICE & BUSINESS EQUIPMENT—0.18%
IKON Office Solutions Inc.	4,264	59,099
Pitney Bowes Inc.	9,133	421,031
Xerox Corp.(a)	39,531	690,211

		1,170,341
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	2,839	86,675
HNI Corp.	1,847	75,413
Interface Inc. Class A	1,998	36,823
Steelcase Inc. Class A	2,350	40,914

		239,825
OIL & GAS—8.38%
Anadarko Petroleum Corp.	19,211	966,890
Apache Corp.	13,557	1,095,948
Atwood Oceanics Inc.(a)	1,134	77,792
Berry Petroleum Co. Class A	1,490	55,443
Cabot Oil & Gas Corp.	3,840	131,328
Cheniere Energy Inc.(a)(b)	2,737	102,966
Chesapeake Energy Corp.	17,940	610,678
Chevron Corp.	89,198	7,605,021
Cimarex Energy Co.	3,292	124,602
Comstock Resources Inc.(a)	1,856	49,852
ConocoPhillips	62,890	5,084,028
Crosstex Energy Inc.(b)	1,738	50,246
Delta Petroleum Corp.(a)	2,631	43,675
Denbury Resources Inc.(a)	4,934	197,360
Devon Energy Corp.	17,238	1,286,127
Diamond Offshore Drilling Inc.	2,704	278,999
Encore Acquisition Co.(a)	2,143	55,439
ENSCO International Inc.	6,133	374,542
EOG Resources Inc.	10,054	704,785
EXCO Resources Inc.(a)	3,564	62,227
Exxon Mobil Corp.	235,501	20,048,198
Forest Oil Corp.(a)	3,641	147,351
Frontier Oil Corp.	4,606	178,390
GlobalSantaFe Corp.	9,606	688,846
Grey Wolf Inc.(a)	7,711	57,139

Helmerich & Payne Inc.	3,942	127,603
Hess Corp.	11,751	719,161
Holly Corp.	2,122	143,002
Marathon Oil Corp.	28,690	1,583,688
Mariner Energy Inc.(a)	3,368	71,166
Murphy Oil Corp.	7,265	450,721
Nabors Industries Ltd.(a)	11,932	348,892
Newfield Exploration Co.(a)	5,285	253,944
Noble Corp.	5,521	565,682
Noble Energy Inc.	7,221	441,492
Occidental Petroleum Corp.	34,736	1,970,226
Parker Drilling Co.(a)	4,161	39,197
Patterson-UTI Energy Inc.	6,648	152,239
Penn Virginia Corp.	1,780	68,886
Petrohawk Energy Corp.(a)	6,809	102,067
Pioneer Natural Resources Co.	5,078	231,049
Plains Exploration & Production Co.(a)	3,009	130,019
Pogo Producing Co.	2,155	114,775
Pride International Inc.(a)	6,753	236,693
Quicksilver Resources Inc.(a)	2,155	90,769
Range Resources Corp.	5,860	217,640
Rowan Companies Inc.	4,478	188,927
Southwestern Energy Co.(a)	6,894	280,103
St. Mary Land & Exploration Co.	2,453	81,660
Stone Energy Corp.(a)	1,083	35,197
Sunoco Inc.	5,099	340,205
Swift Energy Co.(a)	1,259	53,810
Tesoro Corp.	5,580	277,884
Transocean Inc.(a)	12,050	1,294,773
Ultra Petroleum Corp.(a)	6,197	342,632
Unit Corp.(a)	1,631	89,803
Valero Energy Corp.	22,899	1,534,462
Whiting Petroleum Corp.(a)	1,560	64,069
XTO Energy Inc.	15,107	823,785

		53,544,093
OIL & GAS SERVICES—1.87%
Baker Hughes Inc.	13,192	1,042,828
BJ Services Co.	12,428	324,992
Cameron International Corp.(a)	4,575	356,850
Core Laboratories NV(a)	1,052	113,227
Dresser-Rand Group Inc.(a)	3,344	124,062
FMC Technologies Inc.(a)	2,850	260,832
Global Industries Ltd.(a)	3,628	93,965
Grant Prideco Inc.(a)	5,366	301,033
Halliburton Co.	38,242	1,377,477
Hanover Compressor Co.(a)	3,607	85,955
Helix Energy Solutions Group Inc.(a)	3,519	137,065
Input/Output Inc.(a)(b)	3,098	44,147
National Oilwell Varco Inc.(a)	7,324	879,686
Newpark Resources Inc.(a)	2,904	18,382
Oceaneering International Inc.(a)	2,222	124,788
Oil States International Inc.(a)	1,904	83,281
Schlumberger Ltd.	48,714	4,614,190
SEACOR Holdings Inc.(a)	957	83,470
Smith International Inc.	8,574	526,529
Superior Energy Services Inc.(a)	3,383	136,403
Tetra Technologies Inc.(a)	2,988	83,096
Tidewater Inc.	2,367	161,950

Universal Compression Holdings Inc.(a)	1,224	89,401
Weatherford International Ltd.(a)	14,069	778,438
W-H Energy Services Inc.(a)	1,235	79,139

		11,921,186

PACKAGING & CONTAINERS—0.21%
Ball Corp.	4,148	212,668
Bemis Co. Inc.	4,288	126,367
Crown Holdings Inc.(a)	6,677	163,987
Owens-Illinois Inc.(a)	5,906	236,122
Packaging Corp. of America	3,832	97,793
Pactiv Corp.(a)	5,703	180,272
Sealed Air Corp.	6,854	186,772
Sonoco Products Co.	3,966	145,433

		1,349,414
PHARMACEUTICALS—5.06%
Abbott Laboratories	63,546	3,221,147
Abraxis BioScience Inc.(a)	1,052	21,061
Adams Respiratory Therapeutics Inc.(a)	1,288	47,669
Alkermes Inc.(a)	4,148	59,068
Allergan Inc.	12,480	725,462
Alpharma Inc. Class A	1,806	44,771
AmerisourceBergen Corp.	7,970	375,467
Amylin Pharmaceuticals Inc.(a)	4,862	226,132
Barr Pharmaceuticals Inc.(a)	4,475	229,210
BioMarin Pharmaceutical Inc.(a)	3,656	66,027
Bristol-Myers Squibb Co.	81,796	2,323,824
Cardinal Health Inc.	16,132	1,060,356
Cephalon Inc.(a)	2,619	196,792
Cubist Pharmaceuticals Inc.(a)	2,401	55,367
CV Therapeutics Inc.(a)(b)	2,312	22,912
Endo Pharmaceuticals Holdings Inc.(a)	5,510	187,395
Express Scripts Inc.(a)	9,600	481,248
Forest Laboratories Inc.(a)	13,081	525,856
Gilead Sciences Inc.(a)	38,302	1,425,983
Herbalife Ltd.	2,170	88,927
Hospira Inc.(a)	6,554	253,443
ImClone Systems Inc.(a)	2,752	90,541
King Pharmaceuticals Inc.(a)	9,780	166,358
Lilly (Eli) & Co.	39,971	2,162,031
Medarex Inc.(a)	5,390	76,322
Medco Health Solutions Inc.(a)	11,793	958,417
Medicines Co. (The)(a)	2,162	34,397
Medicis Pharmaceutical Corp. Class A	2,050	58,487
Merck & Co. Inc.	89,922	4,464,627
MGI PHARMA INC.(a)	2,938	73,538
Mylan Laboratories Inc.	9,678	155,138
Nabi Biopharmaceuticals(a)	3,966	16,895
NBTY Inc.(a)	2,585	112,551
Neurocrine Biosciences Inc.(a)	1,562	15,886
Noven Pharmaceuticals Inc.(a)	919	16,321
Omnicare Inc.	4,875	161,655
Onyx Pharmaceuticals Inc.(a)	2,151	59,819
OSI Pharmaceuticals Inc.(a)	2,299	74,120
Par Pharmaceutical Companies Inc.(a)	1,420	33,640
Perrigo Co.	3,603	67,196
Pfizer Inc.	293,073	6,890,146
Schering-Plough Corp.	60,837	1,736,288
Sepracor Inc.(a)	4,386	123,378
Theravance Inc.(a)	1,948	52,148
United Therapeutics Corp.(a)	886	61,453
Valeant Pharmaceuticals International	3,677	57,692

VCA Antech Inc.(a)	3,406	133,992
Watson Pharmaceuticals Inc.(a)	4,530	137,803
Wyeth	55,084	2,672,676

		32,301,632

PIPELINES—0.45%
El Paso Corp.	29,177	485,797
Equitable Resources Inc.	4,715	222,124
National Fuel Gas Co.	3,260	141,321
ONEOK Inc.	4,447	225,685
Questar Corp.	7,052	363,107
Spectra Energy Corp.	25,733	655,420
Williams Companies Inc. (The)	24,487	789,706

		2,883,160
REAL ESTATE—0.14%
Brookfield Properties Corp.	8,340	188,484
CB Richard Ellis Group Inc. Class A(a)	8,315	290,360
Forest City Enterprises Inc. Class A	2,460	133,849
Jones Lang LaSalle Inc.	1,506	165,329
St. Joe Co. (The)(b)	3,045	123,444

		901,466
REAL ESTATE INVESTMENT TRUSTS—1.85%
Alexandria Real Estate Equities Inc.	1,207	103,959
AMB Property Corp.	3,979	212,001
American Financial Realty Trust	5,505	48,279
American Home Mortgage Investment Corp.(b)	2,044	2,126
Annaly Capital Management Inc.	12,463	180,090
Apartment Investment & Management Co. Class A	4,004	169,169
Archstone-Smith Trust	9,059	520,077
AvalonBay Communities Inc.	3,201	345,612
BioMed Realty Trust Inc.	3,077	67,202
Boston Properties Inc.	4,849	458,182
Brandywine Realty Trust	3,587	86,518
BRE Properties Inc. Class A	2,154	108,842
Camden Property Trust	2,285	125,584
CapitalSource Inc.	5,736	108,984
CBL & Associates Properties Inc.	2,622	83,616
Colonial Properties Trust	1,863	64,441
Corporate Office Properties Trust	1,905	71,799
Cousins Properties Inc.	1,633	41,984
Crescent Real Estate Equities Co.	3,943	89,033
DCT Industrial Trust Inc.	6,643	65,101
Developers Diversified Realty Corp.	5,019	240,912
DiamondRock Hospitality Co.	3,485	58,687
Digital Realty Trust Inc.	2,222	73,659
Douglas Emmett Inc.	4,176	96,299
Duke Realty Corp.	5,644	184,502
Entertainment Properties Trust	1,081	48,159
Equity Inns Inc.	2,166	48,432
Equity Lifestyle Properties Inc.	915	41,504
Equity Residential	11,849	471,709
Essex Property Trust Inc.	1,035	111,345
Federal Realty Investment Trust	2,324	174,625
FelCor Lodging Trust Inc.	2,334	51,255
First Industrial Realty Trust Inc.	1,882	72,852
Franklin Street Properties Corp.	2,624	40,278
General Growth Properties Inc.	9,402	451,108
Health Care Property Investors Inc.	8,368	227,944
Health Care REIT Inc.	3,179	116,701
Healthcare Realty Trust Inc.	1,982	46,022
Highwoods Properties Inc.	2,178	70,850
Home Properties Inc.	1,298	60,097
Hospitality Properties Trust	3,745	143,658
Host Hotels & Resorts Inc.	21,107	445,780

HRPT Properties Trust	9,299	86,946
Impac Mortgage Holdings Inc.(b)	5,047	12,920
iStar Financial Inc.	5,146	186,954
Kilroy Realty Corp.	1,363	87,818
Kimco Realty Corp.	9,170	342,316
LaSalle Hotel Properties	1,515	60,645
Lexington Realty Trust	2,870	54,157
Liberty Property Trust	3,579	134,248
Macerich Co. (The)	2,911	212,940
Mack-Cali Realty Corp.	2,703	104,336
Maguire Properties Inc.	1,544	44,174
Mid-America Apartment Communities Inc.	1,046	47,206
National Retail Properties Inc.	2,403	52,049
Nationwide Health Properties Inc.	3,353	79,902
Newcastle Investment Corp.	2,195	39,532
Pennsylvania Real Estate Investment Trust	1,579	61,486
Post Properties Inc.	1,781	78,435
ProLogis	10,468	595,629
Public Storage	5,227	366,360
RAIT Financial Trust	2,631	27,257
Realty Income Corp.	3,942	92,519
Redwood Trust Inc.	1,148	33,062
Regency Centers Corp.	2,842	184,361
Senior Housing Properties Trust	3,548	61,309
Simon Property Group Inc.	9,180	794,345
SL Green Realty Corp.	2,431	295,172
Strategic Hotels & Resorts Inc.	3,083	65,606
Sunstone Hotel Investors Inc.	2,662	66,071
Taubman Centers Inc.	2,085	100,268
Thornburg Mortgage Inc.(b)	4,653	118,279
UDR Inc.	5,763	133,068
Ventas Inc.	5,124	167,145
Vornado Realty Trust	5,827	623,664
Washington Real Estate Investment Trust	1,761	52,548
Weingarten Realty Investors	3,343	122,387

		11,814,091
RETAIL—5.38%
Abercrombie & Fitch Co. Class A	3,550	248,145
Advance Auto Parts Inc.	4,377	152,188
Aeropostale Inc.(a)	2,181	83,052
American Eagle Outfitters Inc.	8,339	202,304
AnnTaylor Stores Corp.(a)	2,985	93,789
Applebee’s International Inc.	3,276	80,590
AutoNation Inc.(a)	6,418	125,023
AutoZone Inc.(a)	2,178	276,192
Barnes & Noble Inc.	2,190	73,475
Bed Bath & Beyond Inc.(a)	11,631	402,898
Best Buy Co. Inc.	16,286	726,193
Big Lots Inc.(a)(b)	4,799	124,102
BJ’s Wholesale Club Inc.(a)	2,710	92,032
Blockbuster Inc. Class A(a)	3,795	16,281
Bob Evans Farms Inc.	1,459	47,345
Borders Group Inc.	3,016	49,342
Brinker International Inc.	5,380	144,937
Brown Shoe Co. Inc.	1,494	31,284
CarMax Inc.(a)	8,846	211,685
Casey’s General Store Inc.	1,995	49,735
Cato Corp. Class A	1,077	22,272
CBRL Group Inc.	1,470	56,492
CEC Entertainment Inc.(a)	1,467	43,291
Charming Shoppes Inc.(a)	4,542	44,875
Cheesecake Factory Inc. (The)(a)	3,194	78,636

Chico’s FAS Inc.(a)	7,224	139,857
Children’s Place Retail Stores Inc. (The)(a)	977	33,325
Christopher & Banks Corp.	1,439	21,470
Circuit City Stores Inc.	7,594	90,369
Coldwater Creek Inc.(a)	2,656	52,297
Copart Inc.(a)	2,596	73,051
Costco Wholesale Corp.	18,769	1,122,386
CVS Caremark Corp.	64,522	2,270,529
Darden Restaurants Inc.	5,634	239,839
Dick’s Sporting Goods Inc.(a)	1,401	78,778
Dillard’s Inc. Class A	2,668	79,747
Dollar Tree Stores Inc.(a)	4,472	171,099
Dress Barn Inc.(a)	1,611	29,304
Family Dollar Stores Inc.	6,148	182,104
Foot Locker Inc.	6,150	114,144
Fred’s Inc.	1,250	14,838
GameStop Corp. Class A(a)	6,104	246,296
Gap Inc. (The)	25,054	430,929
Genesco Inc.(a)	893	45,141
Group 1 Automotive Inc.	975	36,582
Guitar Center Inc.(a)	1,112	64,552
Home Depot Inc.	81,759	3,038,982
Hot Topic Inc.(a)	1,815	16,335
IHOP Corp.	890	58,055
Insight Enterprises Inc.(a)	1,812	40,879
J. Crew Group Inc.(a)	1,676	84,303
Jack in the Box Inc.(a)	1,483	94,897
Kohl’s Corp.(a)	12,044	732,275
Krispy Kreme Doughnuts Inc.(a)(b)	2,485	16,898
Limited Brands Inc.	13,887	335,371
Longs Drug Stores Corp.	1,221	59,048
Lowe’s Companies Inc.	62,801	1,759,056
Macy’s Inc.	19,415	700,299
McDonald’s Corp.	49,811	2,384,453
Men’s Wearhouse Inc. (The)	1,978	97,713
MSC Industrial Direct Co. Inc. Class A	2,028	101,988
99 Cents Only Stores(a)	2,013	24,498
Nordstrom Inc.	9,045	430,361
Nu Skin Enterprises Inc. Class A	2,187	33,942
Office Depot Inc.(a)	11,678	291,483
OfficeMax Inc.	3,086	101,468
O’Reilly Automotive Inc.(a)	4,563	151,994
P.F. Chang’s China Bistro Inc.(a)(b)	1,135	37,160
Pacific Sunwear of California Inc.(a)	3,130	56,403
Panera Bread Co. Class A(a)	1,128	45,842
Pantry Inc. (The)(a)	935	32,575
Papa John’s International Inc.(a)	826	22,657
Payless ShoeSource Inc.(a)	2,730	72,673
Penney (J.C.) Co. Inc.	8,083	549,967
Pep Boys - Manny, Moe & Jack Inc.	1,763	29,848
PetSmart Inc.	5,801	187,546
Pier 1 Imports Inc.(a)	3,020	19,690
RadioShack Corp.	5,576	140,125
Regis Corp.	1,830	63,794
Rite Aid Corp.(a)	31,285	172,380
Ross Stores Inc.	6,008	173,811
Ruby Tuesday Inc.	2,192	48,772
Saks Inc.	5,049	93,457
Sally Beauty Co. Inc.(a)	3,257	26,154
Sears Holdings Corp.(a)(b)	3,953	540,731
Select Comfort Corp.(a)(b)	2,190	34,909
Sonic Corp.(a)	3,164	65,368
Staples Inc.	29,919	688,735

Starbucks Corp.(a)	31,333	835,964
Stein Mart Inc.	1,093	11,761
Talbots Inc. (The)(b)	883	20,300
Target Corp.	32,113	1,945,084
Tiffany & Co.	5,624	271,358
TJX Companies Inc.	18,806	521,867
Tractor Supply Co.(a)	1,416	67,288
Triarc Companies Inc. Class B	1,116	15,970
Tuesday Morning Corp.	1,325	15,450
Tween Brands Inc.(a)	1,337	51,154
Under Armour Inc. Class A(a)	1,135	69,700
Urban Outfitters Inc.(a)	4,656	93,399
Walgreen Co.	41,841	1,848,535
Wal-Mart Stores Inc.	105,460	4,845,887
Wendy’s International Inc.	4,020	140,821
Williams-Sonoma Inc.	3,821	117,649
World Fuel Services Corp.	1,193	48,782
Yum! Brands Inc.	21,910	701,996
Zale Corp.(a)	2,206	46,833

		34,339,488
SAVINGS & LOANS—0.42%
Anchor BanCorp Wisconsin Inc.	903	20,182
Astoria Financial Corp.	4,115	96,908
Dime Community Bancshares Inc.	1,303	14,581
Downey Financial Corp.	903	48,031
First Niagara Financial Group Inc.	4,743	60,995
FirstFed Financial Corp.(a)(b)	715	32,318
Hudson City Bancorp Inc.	22,110	270,184
MAF Bancorp Inc.	1,433	75,261
New York Community Bancorp Inc.	11,496	186,580
NewAlliance Bancshares Inc.	4,289	57,944
People’s United Financial Inc.	5,168	83,308
PFF Bancorp Inc.	754	12,607
Provident Financial Services Inc.	2,833	39,945
Sovereign Bancorp Inc.	13,677	261,778
Washington Federal Inc.	3,610	81,333
Washington Mutual Inc.	36,519	1,370,558

		2,712,513
SEMICONDUCTORS—2.86%
Actel Corp.(a)	1,074	12,673
Advanced Micro Devices Inc.(a)	22,297	301,901
Altera Corp.	15,000	348,000
Amkor Technology Inc.(a)	4,487	55,459
Analog Devices Inc.	13,901	492,790
Applied Materials Inc.	57,375	1,264,545
Applied Micro Circuits Corp.(a)	12,660	36,967
Asyst Technologies Inc.(a)	1,466	9,793
Atmel Corp.(a)	18,293	98,599
ATMI Inc.(a)	1,463	42,398
Axcelis Technologies Inc.(a)	4,155	23,060
Broadcom Corp. Class A(a)	19,410	636,842
Brooks Automation Inc.(a)	3,032	53,272
Cabot Microelectronics Corp.(a)	1,080	46,040
Cirrus Logic Inc.(a)	3,079	22,415
Cohu Inc.	723	14,453
Conexant Systems Inc.(a)	19,258	25,228
Cree Inc.(a)(b)	3,419	87,595
Cypress Semiconductor Corp.(a)	6,022	150,911
DSP Group Inc.(a)	1,087	19,370
Emulex Corp.(a)	3,440	68,112
Entegris Inc.(a)(b)	4,837	52,143

Exar Corp.(a)	1,632	23,060
Fairchild Semiconductor International Inc. Class A(a)	4,834	88,221
FormFactor Inc.(a)	1,865	71,597
Integrated Device Technology Inc.(a)	8,312	135,236
Intel Corp.	240,422	5,678,768
International Rectifier Corp.(a)	2,803	102,898
Intersil Corp. Class A	5,960	174,330
KLA-Tencor Corp.	8,169	463,918
Kulicke & Soffa Industries Inc.(a)	1,980	18,533
Lam Research Corp.(a)	5,804	335,703
Lattice Semiconductor Corp.(a)	4,164	19,696
Linear Technology Corp.	10,345	368,799
LSI Corp.(a)	31,971	230,191
LTX Corp.(a)	2,753	12,636
Marvell Technology Group Ltd.(a)	18,688	336,384
Maxim Integrated Products Inc.	13,212	418,820
MEMC Electronic Materials Inc.(a)	6,988	428,504
Micrel Inc.	2,731	28,266
Microchip Technology Inc.	8,830	320,617
Micron Technology Inc.(a)	31,098	369,133
Microsemi Corp.(a)	2,566	59,813
National Semiconductor Corp.	13,705	356,193
Novellus Systems Inc.(a)	5,279	150,557
NVIDIA Corp.(a)	14,871	680,497
OmniVision Technologies Inc.(a)(b)	2,120	36,400
ON Semiconductor Corp.(a)	11,500	135,930
Photronics Inc.(a)	1,743	24,437
PMC-Sierra Inc.(a)	8,519	64,915
QLogic Corp.(a)	6,258	83,169
Rambus Inc.(a)	3,883	52,459
Semtech Corp.(a)	2,937	47,726
Silicon Image Inc.(a)	3,060	20,869
Silicon Laboratories Inc.(a)	2,264	78,855
SiRF Technology Holdings Inc.(a)	1,905	44,653
Skyworks Solutions Inc.(a)	6,269	49,650
Teradyne Inc.(a)	7,971	125,065
Tessera Technologies Inc.(a)	1,929	79,340
Texas Instruments Inc.	59,970	2,110,344
TriQuint Semiconductor Inc.(a)	5,063	22,378
Varian Semiconductor Equipment Associates Inc.(a)	3,789	178,083
Veeco Instruments Inc.(a)	1,086	19,874
Xilinx Inc.	12,953	323,825
Zoran Corp.(a)	2,016	38,002

		18,270,910
SOFTWARE—3.76%
ACI Worldwide Inc.(a)	1,409	43,017
Activision Inc.(a)	11,167	191,067
Acxiom Corp.	2,890	72,712
Adobe Systems Inc.(a)	24,198	974,937
Advent Software Inc.(a)	968	36,813
ANSYS Inc.(a)	2,784	72,495
Autodesk Inc.(a)	9,540	404,210
Automatic Data Processing Inc.	22,704	1,053,920
Avid Technology Inc.(a)	1,743	55,950
BEA Systems Inc.(a)	16,142	199,838
BMC Software Inc.(a)	8,631	247,882
Borland Software Corp.(a)	3,264	17,332
Broadridge Financial Solutions Inc.	5,676	99,841
CA Inc.	17,654	442,762
Cerner Corp.(a)	2,458	129,954

Citrix Systems Inc.(a)	7,467	270,081
Compuware Corp.(a)	14,947	139,456
CSG Systems International Inc.(a)	2,122	53,092
Dun & Bradstreet Corp. (The)	2,661	260,139
eFunds Corp.(a)	1,946	69,570
Electronic Arts Inc.(a)	12,813	623,224
Fair Isaac Corp.	2,753	108,083
Fidelity National Information Services Inc.	8,277	410,788
First Data Corp.	31,291	994,741
Fiserv Inc.(a)	7,256	358,592
Global Payments Inc.	3,220	120,428
IMS Health Inc.	8,308	233,704
Informatica Corp.(a)	3,606	50,268
Inter-Tel Inc.	886	21,991
Intuit Inc.(a)	13,299	380,883
JDA Software Group Inc.(a)	1,308	29,574
MasterCard Inc. Class A	2,663	428,210
Microsoft Corp.	351,886	10,201,175
MoneyGram International Inc.	3,369	86,213
NAVTEQ Corp.(a)	4,052	219,335
Novell Inc.(a)	15,374	103,160
Nuance Communications Inc.(a)	5,715	94,183
Oracle Corp.(a)	164,277	3,140,976
Packeteer Inc.(a)	1,264	8,696
Parametric Technology Corp.(a)	4,490	79,159
Paychex Inc.	13,890	574,768
Progress Software Corp.(a)	1,757	53,149
Quest Software Inc.(a)	2,159	31,953
Red Hat Inc.(a)	8,024	167,060
Salesforce.com Inc.(a)	3,702	143,860
SEI Investments Co.	5,690	155,109
Sybase Inc.(a)	3,703	87,835
Take-Two Interactive Software Inc.(a)(b)	2,863	50,475
THQ Inc.(a)	2,444	70,289
Trident Microsystems Inc.(a)	2,511	38,192
VeriFone Holdings Inc.(a)	2,692	98,016
Wind River Systems Inc.(a)	2,910	27,820

		24,026,977
TELECOMMUNICATIONS—6.26%
Adaptec Inc.(a)	4,359	15,257
ADC Telecommunications Inc.(a)	4,708	87,993
ADTRAN Inc.	2,546	66,425
Aeroflex Inc.(a)	2,708	37,993
Alltel Corp.	14,333	945,261
Amdocs Ltd.(a)	7,872	284,888
American Tower Corp. Class A(a)	17,482	728,300
Andrew Corp.(a)	6,358	89,393
Anixter International Inc.(a)	1,402	115,875
Arris Group Inc.(a)	4,282	63,459
AT&T Inc.	254,998	9,985,722
Atheros Communications Inc.(a)	1,999	55,732
Avaya Inc.(a)	18,791	310,803
Black Box Corp.	739	29,745
C-COR Inc.(a)	2,048	27,546
CenturyTel Inc.	4,575	209,855
Ciena Corp.(a)	3,518	128,513
Cincinnati Bell Inc.(a)	10,134	52,291
Cisco Systems Inc.(a)	251,666	7,275,664
Citizens Communications Co.	14,233	205,382
CommScope Inc.(a)	2,503	136,238
Corning Inc.(a)	64,423	1,535,844
Crown Castle International Corp.(a)	10,374	376,058

Dobson Communications Corp. Class A(a)	6,073	75,609
Embarq Corp.	6,120	378,155
Extreme Networks Inc.(a)	4,873	19,784
Finisar Corp.(a)	10,310	37,425
Foundry Networks Inc.(a)	5,311	93,421
Harmonic Inc.(a)	2,523	22,379
Harris Corp.	5,444	298,767
Harris Stratex Networks Inc.(a)	817	13,905
IDT Corp. Class B	1,973	19,691
InterDigital Inc.(a)	2,175	60,791
JDS Uniphase Corp.(a)	8,873	127,150
Juniper Networks Inc.(a)	23,268	697,109
Leap Wireless International Inc.(a)	2,004	177,154
Level 3 Communications Inc.(a)(b)	52,901	276,672
Motorola Inc.	96,539	1,640,198
MRV Communications Inc.(a)(b)	6,247	16,555
NeuStar Inc. Class A(a)	3,020	87,097
Newport Corp.(a)	1,624	21,226
NII Holdings Inc. Class B(a)	6,105	512,942
Plantronics Inc.	1,998	55,984
Polycom Inc.(a)	3,848	119,173
Powerwave Technologies Inc.(a)	4,684	30,633
QUALCOMM Inc.	68,185	2,839,905
Qwest Communications International Inc.(a)	63,102	538,260
RCN Corp.(a)	1,496	26,674
RF Micro Devices Inc.(a)	7,991	55,458
SAVVIS Inc.(a)	1,178	44,246
SBA Communications Corp.(a)	3,947	131,514
Sonus Networks Inc.(a)	11,292	77,237
Sprint Nextel Corp.	114,596	2,352,656
Sycamore Networks Inc.(a)	7,966	33,139
Tekelec(a)	2,504	32,076
TeleCorp PCS Inc. Escrow(c)	1,292	0
Telephone and Data Systems Inc.	2,039	135,390
Telephone and Data Systems Inc. Special	2,039	123,971
Tellabs Inc.(a)	16,408	186,231
3Com Corp.(a)	15,601	62,404
Time Warner Telecom Inc. Class A(a)	5,506	107,642
United States Cellular Corp.(a)	650	63,050
UTStarcom Inc.(a)(b)	4,244	13,666
Verizon Communications Inc.	119,807	5,106,174
Virgin Media Inc.	10,862	269,812
Windstream Corp.	19,415	267,150

		40,012,712
TEXTILES—0.07%
Cintas Corp.	5,798	211,975
G&K Services Inc. Class A	866	32,267
Mohawk Industries Inc.(a)(b)	2,270	204,323

		448,565
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	6,064	169,913
JAKKS Pacific Inc.(a)	913	21,647
Marvel Entertainment Inc.(a)(b)	2,833	68,644
Mattel Inc.	16,223	371,669

		631,873
TRANSPORTATION—1.58%
Alexander & Baldwin Inc.	1,777	96,349
American Commercial Lines Inc.(a)	1,928	42,705
Arkansas Best Corp.	910	32,787
Bristow Group Inc.(a)	926	43,920

Burlington Northern Santa Fe Corp.	14,860	1,220,600
C.H. Robinson Worldwide Inc.	7,081	344,491
Con-way Inc.	2,139	105,645
CSX Corp.	17,994	853,096
EGL Inc.(a)	1,381	65,142
Expeditors International Washington Inc.	8,656	386,750
FedEx Corp.	11,763	1,302,635
Forward Air Corp.	1,115	37,988
General Maritime Corp.(b)	1,131	29,406
Genesee & Wyoming Inc. Class A(a)	1,579	40,501
Hunt (J.B.) Transport Services Inc.	4,653	129,958
Kansas City Southern Industries Inc.(a)	3,089	106,601
Kirby Corp.(a)	2,176	88,150
Laidlaw International Inc.	3,370	114,580
Landstar System Inc.	2,486	113,014
Norfolk Southern Corp.	16,978	913,077
Old Dominion Freight Line Inc.(a)	1,158	33,420
Overseas Shipholding Group Inc.	1,152	89,384
Pacer International Inc.	1,509	33,213
Ryder System Inc.	2,522	137,121
Saia Inc.(a)	553	11,187
Teekay Corp.	1,774	99,468
Union Pacific Corp.	11,029	1,313,995
United Parcel Service Inc. Class B	27,837	2,107,818
UTi Worldwide Inc.	3,137	78,833
Werner Enterprises Inc.	2,482	48,250
YRC Worldwide Inc.(a)	2,407	77,313

		10,097,397
TRUCKING & LEASING—0.01%
GATX Corp.	1,758	79,743

		79,743
WATER—0.02%
Aqua America Inc.(b)	5,228	114,389

		114,389

TOTAL COMMON STOCKS
(Cost: $514,348,195)		637,420,754

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.82%

MONEY MARKET FUNDS—0.82%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	1,000,543	1,000,543
BGI Cash Premier Fund LLC
5.34%(d)(e)(f)	4,257,645	4,257,645

		5,258,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,258,188)		5,258,188

TOTAL INVESTMENTS IN SECURITIES—100.59%
(Cost: $519,606,383)		642,678,942
Other Assets, Less Liabilities—(0.59)%		(3,795,326)

NET ASSETS—100.00%		$638,883,616

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.88%

ELECTRIC—81.57%
AES Corp. (The)(a)	855,108	$16,802,872
Allegheny Energy Inc.(a)	211,697	11,056,934
ALLETE Inc.	32,309	1,416,427
Alliant Energy Corp.	146,182	5,401,425
Ameren Corp.	264,758	12,703,089
American Electric Power Co. Inc.	504,302	21,932,094
Aquila Inc.(a)	478,439	1,808,499
Avista Corp.	67,531	1,338,464
Black Hills Corp.	48,244	1,799,501
CenterPoint Energy Inc.	362,288	5,970,506
Cleco Corp.	76,450	1,815,688
CMS Energy Corp.	287,160	4,640,506
Consolidated Edison Inc.	346,527	15,136,299
Constellation Energy Group Inc.	233,115	19,535,037
Dominion Resources Inc.	451,993	38,066,851
DPL Inc.	144,752	3,847,508
DTE Energy Co.	227,790	10,564,900
Duke Energy Corp.	1,606,537	27,359,325
Edison International	383,343	20,275,011
El Paso Electric Co.(a)	59,017	1,373,326
Energy East Corp.	202,431	5,123,529
Entergy Corp.	253,876	25,377,445
Exelon Corp.	858,974	60,257,026
FirstEnergy Corp.	390,488	23,722,146
FPL Group Inc.	476,211	27,491,661
Great Plains Energy Inc.	110,076	3,055,710
Hawaiian Electric Industries Inc.(b)	104,361	2,380,474
IDACORP Inc.	56,362	1,744,968
Integrys Energy Group Inc.	96,865	4,793,849
Mirant Corp.(a)	329,210	12,454,014
Northeast Utilities	196,709	5,378,024
NorthWestern Corp.	45,671	1,235,857
NRG Energy Inc.(a)(b)	313,386	12,081,030
NSTAR	136,668	4,298,209
Pepco Holdings Inc.	247,010	6,686,561
PG&E Corp.	449,390	19,238,386
Pinnacle West Capital Corp.	127,039	4,761,422
PNM Resources Inc.	88,289	2,280,505
PPL Corp.	493,380	23,257,933
Progress Energy Inc.	329,634	14,391,820
Public Service Enterprise Group Inc.	321,743	27,718,159
Puget Energy Inc.	149,515	3,461,272
Reliant Energy Inc.(a)	434,589	11,160,246
SCANA Corp.	134,898	5,042,487
Sierra Pacific Resources Corp.(a)	282,990	4,496,711
Southern Co. (The)	962,794	32,388,390
TECO Energy Inc.	266,853	4,307,007
TXU Corp.	591,015	38,563,729
UniSource Energy Corp.	44,950	1,367,829

Westar Energy Inc.	111,189	2,559,571
Wisconsin Energy Corp.	149,854	6,433,232
Xcel Energy Inc.	523,668	10,630,460

		630,983,924
GAS—8.27%
AGL Resources Inc.	99,852	3,764,420
Atmos Energy Corp.	113,461	3,184,850
Energen Corp.	83,489	4,417,403
KeySpan Corp.	223,351	9,280,234
New Jersey Resources Corp.	35,401	1,663,847
Nicor Inc.	57,530	2,267,257
NiSource Inc.	350,856	6,690,824
Northwest Natural Gas Co.	34,779	1,449,241
Piedmont Natural Gas Co.(b)	90,553	2,099,924
Sempra Energy	298,443	15,733,915
Southern Union Co.	128,945	3,981,822
Southwest Gas Corp.	53,872	1,674,342
UGI Corp.	134,466	3,470,568
Vectren Corp.	97,301	2,429,606
WGL Holdings Inc.	62,961	1,885,052

		63,993,305
PIPELINES—9.56%
Equitable Resources Inc.	147,759	6,960,927
National Fuel Gas Co.	90,018	3,902,280
ONEOK Inc.	131,891	6,693,468
Questar Corp.	220,537	11,355,450
Spectra Energy Corp.	803,267	20,459,211
Williams Companies Inc. (The)	762,383	24,586,852

		73,958,188
WATER—0.48%
Aqua America Inc.(b)	168,967	3,696,998

		3,696,998

TOTAL COMMON STOCKS
(Cost: $671,139,593)		772,632,415

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.18%

MONEY MARKET FUNDS—2.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	1,425,262	1,425,262
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	15,439,111	15,439,111

		16,864,373

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,864,373)		16,864,373

TOTAL INVESTMENTS IN SECURITIES—102.06%
(Cost: $688,003,966)		789,496,788
Other Assets, Less Liabilities—(2.06)%		(15,955,129)

NET ASSETS—100.00%		$773,541,659

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.83%

REAL ESTATE INVESTMENT TRUSTS—99.83%
Alexandria Real Estate Equities Inc.	9,083	$782,319
AMB Property Corp.	18,861	1,004,914
American Financial Realty Trust	34,720	304,494
BioMed Realty Trust Inc.	18,907	412,929
Boston Properties Inc.	31,261	2,953,852
Brandywine Realty Trust	28,003	675,432
Corporate Office Properties Trust	13,981	526,944
Crescent Real Estate Equities Co.	30,276	683,632
DCT Industrial Trust Inc.	36,269	355,436
Douglas Emmett Inc.	18,620	429,377
Duke Realty Corp.	33,641	1,099,724
EastGroup Properties Inc.	8,287	341,756
First Industrial Realty Trust Inc.	14,214	550,224
First Potomac Realty Trust	7,142	139,912
Franklin Street Properties Corp.	22,125	339,619
Gladstone Commercial Corp.	2,026	37,116
Highwoods Properties Inc.	17,400	566,022
HRPT Properties Trust	61,685	576,755
Kilroy Realty Corp.	9,771	629,546
Liberty Property Trust	19,544	733,095
Mack-Cali Realty Corp.	20,692	798,711
Maguire Properties Inc.	13,680	391,385
Mission West Properties Inc.	5,714	71,996
Monmouth Real Estate Investment Corp. Class A	5,911	51,130
Parkway Properties Inc.	5,306	215,318
ProLogis	67,701	3,852,187
PS Business Parks Inc.	5,770	294,847
Republic Property Trust	7,300	102,346
SL Green Realty Corp.	15,380	1,867,440

		20,788,458

TOTAL COMMON STOCKS
(Cost: $24,892,146)		20,788,458

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.24%

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(b)	50,112	50,112

		50,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,112)	50,112

TOTAL INVESTMENTS IN SECURITIES—100.07%
(Cost: $24,942,258)	20,838,570
Other Assets, Less Liabilities—(0.07)%	(15,576)

NET ASSETS—100.00%	$20,822,994

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE REITS INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.67%

DIVERSIFIED FINANCIAL SERVICES—4.72%
Friedman, Billings, Ramsey Group Inc. Class A	134,180	$660,166

		660,166
REAL ESTATE—1.13%
Resource Capital Corp.	16,775	158,859

		158,859
REAL ESTATE INVESTMENT TRUSTS—93.82%
Alesco Financial Inc.	47,950	224,885
American Home Mortgage Investment Corp.(a)	45,286	47,097
American Mortgage Acceptance Corp.	7,856	59,627
Annaly Capital Management Inc.	208,773	3,016,770
Anthracite Capital Inc.	54,487	512,178
Anworth Mortgage Asset Corp.(a)	39,605	312,879
Arbor Realty Trust Inc.	19,163	378,469
BRT Realty Trust	6,200	124,186
Capital Trust Inc. Class A	12,233	378,367
Capstead Mortgage Corp.	16,317	157,296
CBRE Realty Finance Inc.	26,738	247,861
Crystal River Capital Inc.	22,263	387,154
Deerfield Triarc Capital Corp.	45,056	494,264
Gramercy Capital Corp.	17,236	416,939
HomeBanc Corp.	47,726	28,158
Impac Mortgage Holdings Inc.(a)	63,330	162,125
JER Investors Trust Inc.	22,746	249,524
Luminent Mortgage Capital Inc.(a)	40,210	294,739
MFA Mortgage Investments Inc.	70,833	497,248
Newcastle Investment Corp.	39,736	715,645
NorthStar Realty Finance Corp.	51,008	514,671
NovaStar Financial Inc.(a)	8,024	77,351
Opteum Inc. Class A	19,640	34,174
Origen Financial Inc.	16,320	113,587
Quadra Realty Trust Inc.(b)	17,656	156,609
RAIT Financial Trust	50,116	519,202
Redwood Trust Inc.	21,176	609,869
Thornburg Mortgage Inc.(a)	93,997	2,389,404

		13,120,278

TOTAL COMMON STOCKS
(Cost: $20,077,032)		13,939,303

Security	Shares	Value

SHORT-TERM INVESTMENTS—24.99%

MONEY MARKET FUNDS—24.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	68,387	68,387
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	3,426,330	3,426,330

		3,494,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,494,717)		3,494,717

TOTAL INVESTMENTS IN SECURITIES—124.66%
(Cost: $23,571,749)		17,434,020
Other Assets, Less Liabilities—(24.66)%		(3,449,321)

NET ASSETS—100.00%		$13,984,699

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.80%

FOREST PRODUCTS & PAPER—3.84%
Plum Creek Timber Co. Inc.	13,904	$540,309
Rayonier Inc.	6,037	255,607

		795,916
REAL ESTATE INVESTMENT TRUSTS—95.96%
Alexander’s Inc.(a)	157	55,594
Alexandria Real Estate Equities Inc.	2,308	198,788
AMB Property Corp.	7,776	414,305
Annaly Capital Management Inc.	22,368	323,218
Apartment Investment & Management Co. Class A	7,145	301,876
Archstone-Smith Trust	17,479	1,003,469
AvalonBay Communities Inc.	6,158	664,879
Boston Properties Inc.	9,325	881,119
Brandywine Realty Trust	6,883	166,018
BRE Properties Inc. Class A	3,968	200,503
Camden Property Trust	4,440	244,022
CBL & Associates Properties Inc.	5,148	164,170
Colonial Properties Trust	3,612	124,939
Corporate Office Properties Trust	3,678	138,624
Crescent Real Estate Equities Co.	8,075	182,334
Developers Diversified Realty Corp.	9,817	471,216
Douglas Emmett Inc.	4,550	104,923
Duke Realty Corp.	10,711	350,143
Equity Residential	22,835	909,061
Essex Property Trust Inc.	1,922	206,769
Federal Realty Investment Trust	4,398	330,466
First Industrial Realty Trust Inc.	3,526	136,491
General Growth Properties Inc.	19,221	922,224
Health Care Property Investors Inc.	16,115	438,973
Health Care REIT Inc.	6,296	231,126
Highwoods Properties Inc.	4,440	144,433
Hospitality Properties Trust	7,341	281,601
Host Hotels & Resorts Inc.	41,072	867,441
HRPT Properties Trust	16,620	155,397
iStar Financial Inc.	10,028	364,317
Kilroy Realty Corp.	2,551	164,361
Kimco Realty Corp.	19,570	730,548
Liberty Property Trust	7,187	269,584
Macerich Co. (The)	5,635	412,200
Mack-Cali Realty Corp.	5,307	204,850
Nationwide Health Properties Inc.	7,000	166,810
ProLogis	20,082	1,142,666
Public Storage	10,013	701,811
Realty Income Corp.	8,000	187,760
Regency Centers Corp.	5,389	349,584
Simon Property Group Inc.	17,516	1,515,660
SL Green Realty Corp.	4,615	560,353
Taubman Centers Inc.	3,140	151,003

Thornburg Mortgage Inc.(b)	9,450	240,219
UDR Inc.	10,558	243,784
Ventas Inc.	10,434	340,357
Vornado Realty Trust	11,879	1,271,409
Weingarten Realty Investors	6,752	247,191

		19,878,589

TOTAL COMMON STOCKS
(Cost: $24,944,836)		20,674,505

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.30%

MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	39,127	39,127
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	22,783	22,783

		61,910

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,910)		61,910

TOTAL INVESTMENTS IN SECURITIES—100.10%
(Cost: $25,006,746)		20,736,415
Other Assets, Less Liabilities—(0.10)%		(21,618)

NET ASSETS—100.00%		$20,714,797

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.88%

REAL ESTATE INVESTMENT TRUSTS—99.88%
American Campus Communities Inc.	26,898	$687,244
American First Apartment Investors Inc.	15,830	392,109
American Land Lease Inc.	15,527	325,291
Apartment Investment & Management Co. Class A	21,160	894,010
Archstone-Smith Trust	70,779	4,063,422
Associated Estates Realty Corp.	17,410	222,848
AvalonBay Communities Inc.	24,257	2,619,028
BRE Properties Inc. Class A	18,720	945,922
Camden Property Trust	16,140	887,054
Education Realty Trust Inc.	37,300	490,495
Equity Lifestyle Properties Inc.	20,710	939,406
Equity Residential	99,582	3,964,359
Essex Property Trust Inc.	8,720	938,098
GMH Communities Trust	37,310	313,404
Home Properties Inc.	20,180	934,334
Mid-America Apartment Communities Inc.	20,830	940,058
Post Properties Inc.	22,581	994,467
Sun Communities Inc.	25,740	700,643
UDR Inc.	37,410	863,797
UMH Properties Inc.	9,860	136,068

		22,252,057

TOTAL COMMON STOCKS
(Cost: $24,722,390)		22,252,057

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.31%

MONEY MARKET FUNDS—0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(b)	68,804	68,804

		68,804

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,804)		68,804

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $24,791,194)		22,320,861
Other Assets, Less Liabilities—(0.19)%		(41,695)

NET ASSETS—100.00%		$22,279,166

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

REAL ESTATE INVESTMENT TRUSTS—99.81%
Acadia Realty Trust	13,150	$302,844
Agree Realty Corp.	3,239	94,287
Alexander’s Inc.(a)	876	310,192
CBL & Associates Properties Inc.	22,247	709,457
Cedar Shopping Centers Inc.	13,330	167,558
Developers Diversified Realty Corp.	18,405	883,440
Equity One Inc.	18,540	427,903
Federal Realty Investment Trust	12,460	936,244
Feldman Mall Properties Inc.	410	4,182
General Growth Properties Inc.	53,505	2,567,170
Getty Realty Corp.	8,080	203,616
Glimcher Realty Trust	14,450	307,207
Inland Real Estate Corp.	28,620	432,734
Kimco Realty Corp.	49,577	1,850,709
Kite Realty Group Trust	9,810	156,568
Macerich Co. (The)	11,820	864,633
National Retail Properties Inc.	25,950	562,077
Pennsylvania Real Estate Investment Trust	13,958	543,525
Ramco-Gershenson Properties Trust	5,660	182,252
Realty Income Corp.	37,100	870,737
Regency Centers Corp.	13,640	884,827
Saul Centers Inc.	4,837	209,781
Simon Property Group Inc.	47,217	4,085,687
Tanger Factory Outlet Centers Inc.	13,930	465,680
Taubman Centers Inc.	13,960	671,336
Urstadt Biddle Properties Inc. Class A	6,566	99,147
Weingarten Realty Investors	23,480	859,603

		19,653,396

TOTAL COMMON STOCKS
(Cost: $24,789,573)		19,653,396

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.30%

MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	58,031	58,031

		58,031

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,031)		58,031

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $24,847,604)	19,711,427
Other Assets, Less Liabilities—(0.11)%	(21,406)

NET ASSETS—100.00%	$19,690,021

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD 400 SOCIAL INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.27%
Gaiam Inc.(a)	78	$1,254
Omnicom Group Inc.	1,338	69,402

		70,656
AIRLINES—0.33%
Alaska Air Group Inc.(a)	178	4,153
AMR Corp.(a)	1,027	25,346
JetBlue Airways Corp.(a)	778	7,663
Southwest Airlines Co.	3,151	49,345

		86,507
APPAREL—0.75%
Coach Inc.(a)	1,480	67,281
Deckers Outdoor Corp.(a)	40	4,124
Hartmarx Corp.(a)	167	1,428
Liz Claiborne Inc.	448	15,743
Nike Inc. Class B	1,511	85,296
Phillips-Van Heusen Corp.	198	10,308
Stride Rite Corp.	156	3,178
Timberland Co. Class A(a)	222	5,277

		192,635
AUTO PARTS & EQUIPMENT—0.39%
Cooper Tire & Rubber Co.	267	6,138
Johnson Controls Inc.	787	89,049
Modine Manufacturing Co.	144	3,686
Spartan Motors Inc.	117	1,429

		100,302
BANKS—8.06%
Bank of Hawaii Corp.	221	10,612
Bank of New York Mellon Corp. (The)	4,453	189,475
BB&T Corp.	2,167	81,089
Cathay General Bancorp	222	6,795
Chittenden Corp.	200	6,690
Comerica Inc.	630	33,176
Fifth Third Bancorp	2,224	82,043
First Horizon National Corp.	476	15,099
Heartland Financial USA Inc.	56	954
KeyCorp	1,582	54,880
M&T Bank Corp.	311	33,056
National City Corp.	2,277	66,921
Northern Trust Corp.	753	47,032
PNC Financial Services Group Inc. (The)	1,384	92,244
Popular Inc.	1,071	14,126
Regions Financial Corp.	2,816	84,677
State Street Corp.	1,444	96,791
SunTrust Banks Inc.	1,421	111,264
Synovus Financial Corp.	1,306	36,516

U.S. Bancorp	6,918	207,194
Wachovia Corp.	7,649	361,109
Wainwright Bank & Trust Co.	22	293
Wells Fargo & Co.	13,355	450,998

		2,083,034
BEVERAGES—3.32%
Coca-Cola Co. (The)	8,057	419,850
Green Mountain Coffee Roasters Inc.(a)	66	1,957
PepsiAmericas Inc.	267	7,388
PepsiCo Inc.	6,515	427,514

		856,709
BIOTECHNOLOGY—1.63%
Affymetrix Inc.(a)	300	7,314
Amgen Inc.(a)	4,660	250,428
Biogen Idec Inc.(a)	1,150	65,021
Genzyme Corp.(a)	1,011	63,764
Invitrogen Corp.(a)	180	12,924
Millipore Corp.(a)	233	18,316
Qiagen NV(a)	202	3,474

		421,241
BUILDING MATERIALS—0.21%
Apogee Enterprises Inc.	122	3,143
Masco Corp.	1,485	40,407
NCI Building Systems Inc.(a)	89	4,304
Simpson Manufacturing Co. Inc.	144	4,872
Trex Co. Inc.(a)	56	935

		53,661
CHEMICALS—1.26%
Air Products and Chemicals Inc.	866	74,796
Airgas Inc.	295	13,776
Cabot Corp.	278	11,226
Ecolab Inc.	711	29,940
Fuller (H.B.) Co.	267	7,377
Lubrizol Corp.	298	18,673
Minerals Technologies Inc.	89	5,756
Praxair Inc.	1,281	98,150
Rohm & Haas Co.	569	32,160
Sigma-Aldrich Corp.	513	23,249
Valspar Corp. (The)	363	10,015

		325,118
COMMERCIAL SERVICES—0.97%
Bright Horizons Family Solutions Inc.(a)	111	4,307
Convergys Corp.(a)	503	9,582
Cross Country Healthcare Inc.(a)	100	1,637
Deluxe Corp.	222	8,383
DeVry Inc.	267	8,651
Donnelley (R.R.) & Sons Co.	872	36,851
Kelly Services Inc. Class A	89	2,212
McKesson Corp.	1,181	68,215
Monster Worldwide Inc.(a)	563	21,895
Moody’s Corp.	936	50,357
Quanta Services Inc.(a)	444	12,623
Robert Half International Inc.	671	22,807
Valassis Communications Inc.(a)	211	2,505

		250,025
COMPUTERS—6.11%
Apple Inc.(a)	3,461	456,021

Ceridian Corp.(a)	608	20,611
Dell Inc.(a)	9,104	254,639
Electronic Data Systems Corp.	2,057	55,518
EMC Corp.(a)	8,430	156,039
Hewlett-Packard Co.	10,471	481,980
Imation Corp.	156	4,880
Lexmark International Inc. Class A(a)	383	15,144
Network Appliance Inc.(a)	1,472	41,716
Palm Inc.(a)	456	6,804
Sun Microsystems Inc.(a)	14,396	73,420
Unisys Corp.(a)	1,489	12,046

		1,578,818
COSMETICS & PERSONAL CARE—3.90%
Alberto-Culver Co.	353	8,303
Avon Products Inc.	1,763	63,486
Colgate-Palmolive Co.	2,053	135,498
Estee Lauder Companies Inc. (The) Class A	450	20,259
Procter & Gamble Co.	12,594	779,065

		1,006,611
DISTRIBUTION & WHOLESALE—0.38%
CDW Corp.(a)	233	19,612
Fastenal Co.	490	22,084
Genuine Parts Co.	681	32,402
Grainger (W.W.) Inc.	286	24,985

		99,083
DIVERSIFIED FINANCIAL SERVICES—8.29%
American Express Co.	4,769	279,177
Capital One Financial Corp.	1,649	116,683
CIT Group Inc.	773	31,832
CME Group Inc.	216	119,340
Edwards (A.G.) Inc.	297	24,015
Federal Home Loan Mortgage Corp.	2,656	152,109
Federal National Mortgage Association	3,876	231,940
Franklin Resources Inc.	670	85,338
Janus Capital Group Inc.	764	22,966
JPMorgan Chase & Co.	13,667	601,485
Merrill Lynch & Co. Inc.	3,498	259,552
Rowe (T.) Price Group Inc.	1,060	55,258
Schwab (Charles) Corp. (The)	3,996	80,439
SLM Corp.	1,642	80,737
TradeStation Group Inc.(a)	111	1,173

		2,142,044
ELECTRIC—0.26%
Alliant Energy Corp.	458	16,923
Cleco Corp.	244	5,795
IDACORP Inc.	189	5,851
MGE Energy Inc.	89	2,671
OGE Energy Corp.	400	13,260
Ormat Technologies Inc.	33	1,368
Pepco Holdings Inc.	751	20,330

		66,198
ELECTRICAL COMPONENTS & EQUIPMENT—0.80%
Emerson Electric Co.	3,191	150,200
Energizer Holdings Inc.(a)	200	20,180
Energy Conversion Devices Inc.(a)	167	4,985
Hubbell Inc. Class B	224	12,914
Molex Inc.	605	17,146

		205,425

ELECTRONICS—0.75%
Arrow Electronics Inc.(a)	491	18,766
Brady Corp. Class A	233	8,153
Coherent Inc.(a)	88	2,548
Dionex Corp.(a)	89	6,053
Itron Inc.(a)	138	10,961
Merix Corp.(a)	89	670
Solectron Corp.(a)	3,637	13,675
Tektronix Inc.	309	10,151
Thermo Fisher Scientific Inc.(a)	1,679	87,661
Thomas & Betts Corp.(a)	184	11,371
Waters Corp.(a)	406	23,654

		193,663
ENGINEERING & CONSTRUCTION—0.04%
Granite Construction Inc.	144	9,359

		9,359
ENVIRONMENTAL CONTROL—0.01%
Calgon Carbon Corp.(a)	178	1,958

		1,958
FOOD—2.43%
Campbell Soup Co.	872	32,116
Chiquita Brands International Inc.(a)	189	3,319
Dean Foods Co.	500	14,385
General Mills Inc.	1,380	76,756
Hain Celestial Group Inc.(a)	167	4,524
Heinz (H.J.) Co.	1,299	56,844
Hershey Co. (The)	691	31,855
Kellogg Co.	1,002	51,914
Kroger Co.	2,830	73,467
McCormick & Co. Inc. NVS	503	17,182
Safeway Inc.	1,761	56,123
Smucker (J.M.) Co. (The)	228	12,725
SUPERVALU Inc.	830	34,586
Sysco Corp.	2,467	78,648
Tootsie Roll Industries Inc.	126	3,154
United Natural Foods Inc.(a)	189	5,146
Whole Foods Market Inc.	644	23,854
Wild Oats Markets Inc.(a)	133	2,141
Wrigley (William Jr.) Co.	872	50,297

		629,036
FOREST PRODUCTS & PAPER—0.12%
Caraustar Industries Inc.(a)	122	588
MeadWestvaco Corp.	720	23,429
Rock-Tenn Co. Class A	144	4,424
Wausau Paper Corp.	200	2,238

		30,679
GAS—0.45%
AGL Resources Inc.	279	10,518
Atmos Energy Corp.	378	10,610
Energen Corp.	276	14,603
KeySpan Corp.	722	29,999
Nicor Inc.	200	7,882
NiSource Inc.	1,073	20,462
Northwest Natural Gas Co.	64	2,667
Southern Union Co.	434	13,402
WGL Holdings Inc.	211	6,317

		116,460

HAND & MACHINE TOOLS—0.29%
Baldor Electric Co.	167	7,622
Black & Decker Corp.	262	22,681
Lincoln Electric Holdings Inc.	189	13,606
Snap-On Inc.	212	11,094
Stanley Works (The)	358	19,808

		74,811
HEALTH CARE - PRODUCTS—5.94%
Bard (C.R.) Inc.	411	32,251
Bausch & Lomb Inc.	233	14,896
Baxter International Inc.	2,608	137,181
Becton, Dickinson and Co.	978	74,680
Boston Scientific Corp.(a)	4,734	62,252
Gen-Probe Inc.(a)	183	11,531
Hillenbrand Industries Inc.	229	14,436
IDEXX Laboratories Inc.(a)	124	12,432
Invacare Corp.	144	2,959
Johnson & Johnson	11,616	702,768
Medtronic Inc.	4,615	233,842
Patterson Companies Inc.(a)	537	19,262
St. Jude Medical Inc.(a)	1,376	59,361
Stryker Corp.	1,192	74,417
Synovis Life Technologies Inc.(a)	56	880
TECHNE Corp.(a)	114	6,414
Zimmer Holdings Inc.(a)	949	73,794

		1,533,356
HEALTH CARE - SERVICES—1.45%
Health Management Associates Inc. Class A	1,046	8,431
Humana Inc.(a)	667	42,748
Manor Care Inc.	289	18,308
Molina Healthcare Inc.(a)	56	1,758
Quest Diagnostics Inc.	634	35,168
Sierra Health Services Inc.(a)	244	9,916
UnitedHealth Group Inc.	5,357	259,440

		375,769
HOME BUILDERS—0.25%
Centex Corp.	464	17,312
Champion Enterprises Inc.(a)	333	3,903
Horton (D.R.) Inc.	1,133	18,491
KB Home	284	9,034
Pulte Homes Inc.	831	16,072

		64,812
HOME FURNISHINGS—0.24%
Harman International Industries Inc.	262	30,392
Whirlpool Corp.	316	32,267

		62,659
HOUSEHOLD PRODUCTS & WARES—0.81%
American Greetings Corp. Class A	256	6,331
Avery Dennison Corp.	366	22,450
Church & Dwight Co. Inc.	289	14,178
Clorox Co. (The)	604	36,518
Kimberly-Clark Corp.	1,826	122,835
Standard Register Co. (The)	56	753
Tupperware Brands Corp.	267	6,945

		210,010

HOUSEWARES—0.15%
Newell Rubbermaid Inc.	1,109	29,333
Toro Co. (The)	178	10,007

		39,340
INSURANCE—3.51%
AFLAC Inc.	1,967	102,520
Ambac Financial Group Inc.	410	27,531
Chubb Corp.	1,590	80,152
CIGNA Corp.	1,170	60,419
Cincinnati Financial Corp.	690	27,048
Erie Indemnity Co. Class A	168	8,676
Hartford Financial Services Group Inc. (The)	1,257	115,481
Lincoln National Corp.	1,075	64,844
Marsh & McLennan Companies Inc.	2,210	60,885
MBIA Inc.	503	28,218
MGIC Investment Corp.	331	12,796
Principal Financial Group Inc.	1,071	60,394
Progressive Corp. (The)	2,977	62,457
SAFECO Corp.	433	25,317
Travelers Companies Inc. (The)	2,646	134,364
Unum Group	1,369	33,267
Wesco Financial Corp.	4	1,586

		905,955
INTERNET—0.84%
eBay Inc.(a)	4,543	147,193
Sapient Corp.(a)	327	2,332
Symantec Corp.(a)	3,558	68,314

		217,839
INVESTMENT COMPANIES—0.06%
Allied Capital Corp.	557	15,774
Medallion Financial Corp.	67	770

		16,544
IRON & STEEL—0.32%
Chaparral Steel Co.	200	16,808
Nucor Corp.	1,204	60,441
Schnitzer Steel Industries Inc. Class A	100	5,419

		82,668
LEISURE TIME—0.23%
Harley-Davidson Inc.	1,030	59,040

		59,040
MACHINERY—0.86%
Cummins Inc.	417	49,498
Deere & Co.	908	109,341
Gerber Scientific Inc.(a)	111	1,152
Graco Inc.	231	9,480
Kadant Inc.(a)	67	1,806
Nordson Corp.	144	6,589
Rockwell Automation Inc.	584	40,874
Tennant Co.	78	3,007

		221,747
MANUFACTURING—1.79%
CLARCOR Inc.	233	8,106
Cooper Industries Ltd.	729	38,579
Donaldson Co. Inc.	247	8,988
Illinois Tool Works Inc.	1,653	90,998
Leggett & Platt Inc.	687	14,242
Pall Corp.	491	20,386

Smith (A.O.) Corp.	100	4,855
SPX Corp.	223	20,933
3M Co.	2,886	256,623

		463,710
MEDIA—2.80%
Dow Jones & Co. Inc.	243	13,943
Emmis Communications Corp.	167	1,227
Lee Enterprises Inc.	200	3,522
McClatchy Co. (The) Class A	185	4,518
McGraw-Hill Companies Inc. (The)	1,340	81,070
Meredith Corp.	167	9,434
New York Times Co. Class A	628	14,356
Radio One Inc. Class A(a)	22	135
Scholastic Corp.(a)	111	3,572
Scripps (E.W.) Co. Class A	315	12,906
Time Warner Inc.	15,105	290,922
Tribune Co.	337	9,423
Walt Disney Co. (The)	7,962	262,746
Washington Post Co. (The) Class B	21	16,606

		724,380
METAL FABRICATE & HARDWARE—0.03%
Lawson Products Inc.	22	773
Worthington Industries Inc.	322	6,665

		7,438
OFFICE & BUSINESS EQUIPMENT—0.43%
IKON Office Solutions Inc.	398	5,516
Pitney Bowes Inc.	880	40,568
Xerox Corp.(a)	3,793	66,226

		112,310
OFFICE FURNISHINGS—0.10%
Herman Miller Inc.	289	8,823
HNI Corp.	165	6,737
Interface Inc. Class A	233	4,294
Steelcase Inc. Class A	300	5,223

		25,077
OIL & GAS—2.31%
Apache Corp.	1,323	106,951
Chesapeake Energy Corp.	1,637	55,723
Devon Energy Corp.	1,745	130,194
EOG Resources Inc.	976	68,418
Helmerich & Payne Inc.	384	12,430
Newfield Exploration Co.(a)	519	24,938
Noble Energy Inc.	681	41,636
Pioneer Natural Resources Co.	493	22,431
Rowan Companies Inc.	418	17,635
Sunoco Inc.	484	32,292
XTO Energy Inc.	1,521	82,940

		595,588
OIL & GAS SERVICES—0.65%
Cameron International Corp.(a)	449	35,022
National Oilwell Varco Inc.(a)	703	84,437
Smith International Inc.	797	48,944

		168,403
PACKAGING & CONTAINERS—0.22%
Bemis Co. Inc.	383	11,287
Crown Holdings Inc.(a)	633	15,546

Sealed Air Corp.	624	17,004
Sonoco Products Co.	379	13,898

		57,735
PHARMACEUTICALS—2.88%
Allergan Inc.	1,160	67,431
Endo Pharmaceuticals Holdings Inc.(a)	500	17,005
Forest Laboratories Inc.(a)	1,271	51,094
Gilead Sciences Inc.(a)	3,577	133,172
King Pharmaceuticals Inc.(a)	948	16,125
Merck & Co. Inc.	8,667	430,317
Mylan Laboratories Inc.	978	15,677
Watson Pharmaceuticals Inc.(a)	453	13,780

		744,601
PIPELINES—0.83%
Equitable Resources Inc.	479	22,566
National Fuel Gas Co.	369	15,996
Questar Corp.	689	35,477
Spectra Energy Corp.	2,510	63,930
Williams Companies Inc. (The)	2,390	77,077

		215,046
REAL ESTATE INVESTMENT TRUSTS—0.42%
General Growth Properties Inc.	974	46,733
Maguire Properties Inc.	120	3,433
ProLogis	1,024	58,266

		108,432
RETAIL—7.81%
AutoZone Inc.(a)	199	25,235
Bed Bath & Beyond Inc.(a)	1,071	37,099
Best Buy Co. Inc.	1,619	72,191
Charming Shoppes Inc.(a)	544	5,375
Circuit City Stores Inc.	611	7,271
Costco Wholesale Corp.	1,809	108,178
CVS Caremark Corp.	6,168	217,052
Darden Restaurants Inc.	726	30,906
Family Dollar Stores Inc.	584	17,298
Foot Locker Inc.	661	12,268
Gap Inc. (The)	2,106	36,223
Home Depot Inc.	7,864	292,305
Limited Brands Inc.	1,367	33,013
Longs Drug Stores Corp.	122	5,900
Lowe’s Companies Inc.	6,016	168,508
McDonald’s Corp.	4,912	235,137
Men’s Wearhouse Inc. (The)	233	11,510
Nordstrom Inc.	914	43,488
Office Depot Inc.(a)	1,178	29,403
Penney (J.C.) Co. Inc.	899	61,168
Pep Boys - Manny, Moe & Jack Inc.	244	4,131
RadioShack Corp.	519	13,042
Ruby Tuesday Inc.	413	9,189
Staples Inc.	2,867	65,998
Target Corp.	3,396	205,696
Tiffany & Co.	541	26,103
TJX Companies Inc.	1,819	50,477
Walgreen Co.	4,014	177,339
Wendy’s International Inc.	451	15,799

		2,017,302
SAVINGS & LOANS—0.64%
FirstFed Financial Corp.(a)	78	3,526

Sovereign Bancorp Inc.	1,443	27,619
Washington Mutual Inc.	3,556	133,457

		164,602
SEMICONDUCTORS—4.32%
Advanced Micro Devices Inc.(a)	2,144	29,030
Analog Devices Inc.	1,333	47,255
Applied Materials Inc.	5,586	123,115
Entegris Inc.(a)	441	4,754
Intel Corp.	23,205	548,102
Lam Research Corp.(a)	523	30,250
LSI Corp.(a)	3,027	21,794
Micron Technology Inc.(a)	3,044	36,132
National Semiconductor Corp.	1,124	29,213
Novellus Systems Inc.(a)	472	13,461
Texas Instruments Inc.	5,772	203,117
Xilinx Inc.	1,196	29,900

		1,116,123
SOFTWARE—5.51%
Adobe Systems Inc.(a)	2,353	94,802
Advent Software Inc.(a)	89	3,385
Autodesk Inc.(a)	926	39,235
Automatic Data Processing Inc.	2,200	102,124
BMC Software Inc.(a)	812	23,321
Compuware Corp.(a)	1,102	10,282
Electronic Arts Inc.(a)	1,239	60,265
IMS Health Inc.	780	21,941
Microsoft Corp.	33,614	974,470
Novell Inc.(a)	1,500	10,065
Paychex Inc.	1,356	56,111
Red Hat Inc.(a)	723	15,053
Salesforce.com Inc.(a)	320	12,435

		1,423,489
TELECOMMUNICATIONS—10.77%
Adaptec Inc.(a)	511	1,788
ADC Telecommunications Inc.(a)	522	9,756
Andrew Corp.(a)	619	8,704
AT&T Inc.	24,589	962,905
Cisco Systems Inc.(a)	24,267	701,559
Citizens Communications Co.	1,333	19,235
Plantronics Inc.	211	5,912
Polycom Inc.(a)	348	10,778
QUALCOMM Inc.	6,656	277,222
Sprint Nextel Corp.	11,608	238,312
Telephone and Data Systems Inc.	409	27,158
Tellabs Inc.(a)	1,696	19,250
3Com Corp.(a)	1,567	6,268
Verizon Communications Inc.	11,590	493,966

		2,782,813
TOYS, GAMES & HOBBIES—0.14%
Mattel Inc.	1,571	35,992

		35,992
TRANSPORTATION—2.39%
Arkansas Best Corp.	111	3,999
Expeditors International Washington Inc.	856	38,246
FedEx Corp.	1,229	136,099
Kansas City Southern Industries Inc.(a)	333	11,492
Norfolk Southern Corp.	1,588	85,403
Ryder System Inc.	226	12,288

United Parcel Service Inc. Class B	4,235	320,674
YRC Worldwide Inc.(a)	256	8,223

		616,424
TRUCKING & LEASING—0.04%
GATX Corp.	222	10,070

		10,070

TOTAL COMMON STOCKS
(Cost: $25,899,143)		25,773,307

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	28,805	28,805

		28,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,805)		28,805

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $25,927,948)		25,802,112
Other Assets, Less Liabilities—0.13%		32,376

NET ASSETS—100.00%		$25,834,488

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.02%
Getty Images Inc.(a)	505	$22,690

		22,690
AEROSPACE & DEFENSE—1.71%
Lockheed Martin Corp.	1,798	177,067
Raytheon Co.	3,176	175,823
Rockwell Collins Inc.	14,565	1,000,615
United Technologies Corp.	6,396	466,716

		1,820,221
AIRLINES—0.51%
Southwest Airlines Co.	30,520	477,943
UAL Corp.(a)	1,518	67,005

		544,948
APPAREL—1.12%
Crocs Inc.(a)	1,246	73,913
Nike Inc. Class B	19,791	1,117,202

		1,191,115
AUTO MANUFACTURERS—0.10%
Ford Motor Co.(a)	11,974	101,899

		101,899
AUTO PARTS & EQUIPMENT—0.47%
Johnson Controls Inc.	4,474	506,233

		506,233
BANKS—7.78%
Bank of America Corp.	39,501	1,873,137
Comerica Inc.	5,414	285,101
First Horizon National Corp.	16,590	526,235
Northern Trust Corp.	773	48,282
State Street Corp.	9,624	645,097
Synovus Financial Corp.	27,281	762,777
UnionBanCal Corp.	2,194	121,240
Wells Fargo & Co.	118,941	4,016,638

		8,278,507
BEVERAGES—2.67%
Hansen Natural Corp.(a)	1,729	70,111
Molson Coors Brewing Co. Class B	5,694	506,424
PepsiCo Inc.	34,567	2,268,287

		2,844,822
BIOTECHNOLOGY—1.22%
Amgen Inc.(a)	12,934	695,073
Celgene Corp.(a)	1,139	68,978
Genentech Inc.(a)	6,556	487,635

Vertex Pharmaceuticals Inc.(a)	1,434	46,318

		1,298,004
CHEMICALS—3.25%
Air Products and Chemicals Inc.	6,773	584,984
Ecolab Inc.	28,670	1,207,294
Praxair Inc.	14,128	1,082,487
Rohm & Haas Co.	10,417	588,769

		3,463,534
COAL—0.09%
Peabody Energy Corp.	2,253	95,212

		95,212
COMMERCIAL SERVICES—0.69%
Accenture Ltd.	4,823	203,193
Block (H & R) Inc.	609	12,150
Manpower Inc.	4,774	377,385
Moody’s Corp.	698	37,552
Weight Watchers International Inc.	2,139	103,784

		734,064
COMPUTERS—5.32%
Apple Inc.(a)	5,071	668,155
Dell Inc.(a)	19,454	544,128
Hewlett-Packard Co.	32,460	1,494,134
International Business Machines Corp.	25,669	2,840,275
Sun Microsystems Inc.(a)	21,960	111,996

		5,658,688
COSMETICS & PERSONAL CARE—1.91%
Avon Products Inc.	7,751	279,114
Procter & Gamble Co.	28,441	1,759,360

		2,038,474
DISTRIBUTION & WHOLESALE—0.49%
CDW Corp.(a)	2,288	192,581
Fastenal Co.	3,396	153,058
Grainger (W.W.) Inc.	1,986	173,497

		519,136
DIVERSIFIED FINANCIAL SERVICES—7.54%
American Express Co.	54,589	3,195,640
CME Group Inc.	393	217,132
Edwards (A.G.) Inc.	142	11,482
Federal Home Loan Mortgage Corp.	27,955	1,600,983
Federal National Mortgage Association	29,497	1,765,100
Goldman Sachs Group Inc. (The)	2,902	546,563
IntercontinentalExchange Inc.(a)	384	58,034
Merrill Lynch & Co. Inc.	1,386	102,841
NYSE Euronext Inc.	1,148	88,419
SLM Corp.	8,981	441,596

		8,027,790
ELECTRIC—0.86%
Consolidated Edison Inc.	2,766	120,819
Constellation Energy Group Inc.	656	54,973
FPL Group Inc.	471	27,191
Mirant Corp.(a)	2,330	88,144
Northeast Utilities	1,939	53,012
Progress Energy Inc.	13,207	576,618

		920,757

ELECTRICAL COMPONENTS & EQUIPMENT—0.01%
General Cable Corp.(a)	144	11,448

		11,448
ELECTRONICS—0.90%
Agilent Technologies Inc.(a)	24,795	945,929
Sanmina-SCI Corp.(a)	3,268	8,987

		954,916
ENGINEERING & CONSTRUCTION—0.02%
Foster Wheeler Ltd.(a)	154	17,308

		17,308
FOOD—4.16%
General Mills Inc.	50,775	2,824,105
Heinz (H.J.) Co.	2,587	113,207
Kellogg Co.	14,377	744,872
Kraft Foods Inc.	2,696	88,294
Sysco Corp.	4,720	150,474
Whole Foods Market Inc.	11,340	420,034
Wrigley (William Jr.) Co.	1,498	86,405

		4,427,391
FOREST PRODUCTS & PAPER—0.12%
International Paper Co.	2,070	76,735
Weyerhaeuser Co.	662	47,161

		123,896
GAS—0.69%
Energen Corp.	791	41,852
KeySpan Corp.	16,639	691,350

		733,202
HAND & MACHINE TOOLS—0.15%
Lincoln Electric Holdings Inc.	2,286	164,569

		164,569
HEALTH CARE - PRODUCTS—5.37%
Baxter International Inc.	14,825	779,795
Johnson & Johnson	66,625	4,030,812
Medtronic Inc.	8,197	415,342
TECHNE Corp.(a)	4,963	279,218
Zimmer Holdings Inc.(a)	2,704	210,263

		5,715,430
HEALTH CARE - SERVICES—0.95%
Aetna Inc.	4,009	192,713
Quest Diagnostics Inc.	8,642	479,372
Sierra Health Services Inc.(a)	622	25,278
WellPoint Inc.(a)	4,162	312,649

		1,010,012
HOME FURNISHINGS—0.33%
Whirlpool Corp.	3,443	351,565

		351,565
HOUSEHOLD PRODUCTS & WARES—1.77%
Avery Dennison Corp.	8,251	506,116
Kimberly-Clark Corp.	20,505	1,379,371

		1,885,487
INSURANCE—4.21%
Ambac Financial Group Inc.	7,241	486,233

Cincinnati Financial Corp.	26,964	1,056,989
Hartford Financial Services Group Inc. (The)	6,141	564,174
Nationwide Financial Services Inc.	10,309	586,685
Principal Financial Group Inc.	5,603	315,953
Prudential Financial Inc.	3,908	346,366
SAFECO Corp.	168	9,823
Travelers Companies Inc. (The)	20,746	1,053,482
Unum Group	2,375	57,712

		4,477,417
INTERNET—1.42%
Amazon.com Inc.(a)	1,081	84,902
aQuantive Inc.(a)	519	34,332
eBay Inc.(a)	12,054	390,550
Expedia Inc.(a)	1,130	30,069
Google Inc. Class A(a)	1,151	587,010
Liberty Media Corp. - Liberty Interactive Group Series A(a)	551	11,543
NutriSystem Inc.(a)(b)	1,044	58,172
Symantec Corp.(a)	16,254	312,077

		1,508,655
IRON & STEEL—1.04%
Allegheny Technologies Inc.	883	92,653
Carpenter Technology Corp.	208	24,688
Chaparral Steel Co.	1,888	158,668
Nucor Corp.	7,263	364,603
Reliance Steel & Aluminum Co.	1,866	98,040
Steel Dynamics Inc.	3,803	159,460
United States Steel Corp.	2,139	210,242

		1,108,354
LODGING—0.35%
Harrah’s Entertainment Inc.	883	74,781
Marriott International Inc. Class A	4,927	204,717
MGM MIRAGE(a)	1,066	77,935
Wynn Resorts Ltd.	133	12,842

		370,275
MACHINERY—1.83%
Cummins Inc.	5,971	708,758
Deere & Co.	5,031	605,833
Graco Inc.	5,326	218,579
Rockwell Automation Inc.	4,541	317,825
Terex Corp.(a)	1,080	93,150

		1,944,145
MANUFACTURING—2.66%
Eastman Kodak Co.	23,441	591,885
3M Co.	25,139	2,235,360

		2,827,245
MEDIA—2.49%
Cablevision Systems Corp.(a)	1,094	38,935
Comcast Corp. Class A(a)	14,789	388,507
Idearc Inc.	2,418	83,929
Liberty Global Inc. Class A(a)	6,769	283,824
McGraw-Hill Companies Inc. (The)	12,256	741,488
New York Times Co. Class A(b)	12,009	274,526
Sirius Satellite Radio Inc.(a)	15,742	47,383
Washington Post Co. (The) Class B	1,006	795,494

		2,654,086

METAL FABRICATE & HARDWARE—0.47%
Commercial Metals Co.	5,373	165,703
Timken Co. (The)	9,896	330,526

		496,229
MINING—0.30%
Alcoa Inc.	5,024	191,917
Freeport-McMoRan Copper & Gold Inc.	1,337	125,651

		317,568
OFFICE FURNISHINGS—0.23%
Steelcase Inc. Class A	13,942	242,730

		242,730
OIL & GAS—6.31%
Apache Corp.	6,427	519,559
Cabot Oil & Gas Corp.	756	25,855
Cheniere Energy Inc.(a)(b)	622	23,400
Chesapeake Energy Corp.	20,417	694,995
Chevron Corp.	8,079	688,816
Denbury Resources Inc.(a)	3,598	143,920
Devon Energy Corp.	4,957	369,842
ENSCO International Inc.	960	58,627
EOG Resources Inc.	2,995	209,949
Exxon Mobil Corp.	21,918	1,865,879
Hess Corp.	311	19,033
Marathon Oil Corp.	4,078	225,106
Newfield Exploration Co.(a)	5,153	247,602
Noble Energy Inc.	2,943	179,935
Pioneer Natural Resources Co.	4,775	217,262
Quicksilver Resources Inc.(a)	3,753	158,076
Range Resources Corp.	4,868	180,798
Southwestern Energy Co.(a)	2,501	101,616
Unit Corp.(a)	4,511	248,376
Valero Energy Corp.	5,357	358,973
Western Refining Inc.	716	39,738
XTO Energy Inc.	2,488	135,671

		6,713,028
OIL & GAS SERVICES—1.15%
Global Industries Ltd.(a)	718	18,596
Helix Energy Solutions Group Inc.(a)	788	30,693
National Oilwell Varco Inc.(a)	152	18,257
Oceaneering International Inc.(a)	1,696	95,247
Schlumberger Ltd.	4,735	448,499
Smith International Inc.	8,303	509,887
Superior Energy Services Inc.(a)	2,211	89,148
Tidewater Inc.	222	15,189

		1,225,516
PACKAGING & CONTAINERS—0.09%
Owens-Illinois Inc.(a)	2,370	94,753

		94,753
PHARMACEUTICALS—3.48%
Amylin Pharmaceuticals Inc.(a)	1,809	84,137
Bristol-Myers Squibb Co.	38,150	1,083,841
Express Scripts Inc.(a)	872	43,713
Medco Health Solutions Inc.(a)	448	36,409
Merck & Co. Inc.	22,986	1,141,255
Omnicare Inc.	361	11,971
Pfizer Inc.	51,388	1,208,132
Schering-Plough Corp.	3,226	92,070

		3,701,528

REAL ESTATE—0.13%
Jones Lang LaSalle Inc.	1,285	141,067

		141,067
REAL ESTATE INVESTMENT TRUSTS—0.43%
Duke Realty Corp.	2,006	65,576
General Growth Properties Inc.	2,071	99,367
HRPT Properties Trust	1,556	14,549
ProLogis	4,955	281,940

		461,432
RETAIL—4.82%
Bed Bath & Beyond Inc.(a)	260	9,006
Best Buy Co. Inc.	10,855	484,024
Darden Restaurants Inc.	4,919	209,402
Gap Inc. (The)	78,205	1,345,126
McDonald’s Corp.	11,597	555,148
Nordstrom Inc.	4,580	217,916
Office Depot Inc.(a)	12,634	315,345
PetSmart Inc.	316	10,216
Staples Inc.	39,050	898,931
Starbucks Corp.(a)	23,867	636,772
Tiffany & Co.	2,011	97,031
Walgreen Co.	7,697	340,053
Wendy’s International Inc.	328	11,490

		5,130,460
SAVINGS & LOANS—0.79%
Sovereign Bancorp Inc.	28,285	541,375
Washington Mutual Inc.	7,855	294,798

		836,173
SEMICONDUCTORS—5.90%
Advanced Micro Devices Inc.(a)	12,151	164,525
Applied Materials Inc.	43,812	965,616
Intel Corp.	84,418	1,993,953
Lam Research Corp.(a)	13,298	769,156
LSI Corp.(a)	4,744	34,157
Micron Technology Inc.(a)	4,410	52,347
Texas Instruments Inc.	59,835	2,105,594
Xilinx Inc.	7,645	191,125

		6,276,473
SOFTWARE—3.58%
Adobe Systems Inc.(a)	12,732	512,972
BEA Systems Inc.(a)	14,859	183,954
Compuware Corp.(a)	2,916	27,206
MasterCard Inc. Class A	657	105,646
Microsoft Corp.	86,404	2,504,852
Novell Inc.(a)	9,069	60,853
Salesforce.com Inc.(a)	7,147	277,732
Total System Services Inc.	4,963	139,609

		3,812,824
TELECOMMUNICATIONS—6.53%
American Tower Corp. Class A(a)	5,436	226,464
AT&T Inc.	28,290	1,107,836
Cisco Systems Inc.(a)	60,648	1,753,334
Corning Inc.(a)	8,341	198,849
Crown Castle International Corp.(a)	3,598	130,428
Embarq Corp.	2,076	128,276

Juniper Networks Inc.(a)	1,182	35,413
Leap Wireless International Inc.(a)	1,865	164,866
Level 3 Communications Inc.(a)	3,437	17,976
Motorola Inc.	52,653	894,574
NII Holdings Inc. Class B(a)	1,336	112,251
QUALCOMM Inc.	11,505	479,183
Telephone and Data Systems Inc.	3,541	235,122
Tellabs Inc.(a)	23,087	262,037
United States Cellular Corp.(a)	2,487	241,239
Verizon Communications Inc.	22,511	959,419

		6,947,267
TOYS, GAMES & HOBBIES—0.10%
Mattel Inc.	4,531	103,805

		103,805
TRANSPORTATION—1.36%
Ryder System Inc.	5,146	279,788
United Parcel Service Inc. Class B	15,490	1,172,903

		1,452,691

TOTAL COMMON STOCKS
(Cost: $100,253,852)		106,305,039

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.32%

MONEY MARKET FUNDS—0.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	35,501	35,501
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	301,331	301,331

		336,832

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,832)		336,832

TOTAL INVESTMENTS IN SECURITIES—100.21%
(Cost: $100,590,684)		106,641,871
Other Assets, Less Liabilities—(0.21)%		(220,547)

NET ASSETS—100.00%		$106,421,324

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.43%
Omnicom Group Inc.	13,358	$692,880

		692,880
AEROSPACE & DEFENSE—4.33%
General Dynamics Corp.	13,501	1,060,639
Lockheed Martin Corp.	13,559	1,335,290
Northrop Grumman Corp.	12,843	977,352
Raytheon Co.	17,944	993,380
United Technologies Corp.	36,962	2,697,117

		7,063,778
AGRICULTURE—0.50%
Archer-Daniels-Midland Co.	24,037	807,643

		807,643
AUTO MANUFACTURERS—0.50%
PACCAR Inc.	10,045	821,882

		821,882
AUTO PARTS & EQUIPMENT—0.55%
Johnson Controls Inc.	7,886	892,301

		892,301
BANKS—2.27%
Bank of New York Mellon Corp. (The)	45,227	1,924,409
M&T Bank Corp.	3,099	329,393
Marshall & Ilsley Corp.	9,598	395,534
State Street Corp.	15,743	1,055,253

		3,704,589
BEVERAGES—6.25%
Anheuser-Busch Companies Inc.	29,149	1,421,597
Coca-Cola Co. (The)	85,568	4,458,949
PepsiCo Inc.	65,755	4,314,843

		10,195,389
CHEMICALS—1.49%
Air Products and Chemicals Inc.	8,161	704,866
Du Pont (E.I.) de Nemours and Co.	36,954	1,726,860

		2,431,726
COMMERCIAL SERVICES—0.42%
McKesson Corp.	11,883	686,362

		686,362
COMPUTERS—7.10%
Hewlett-Packard Co.	108,553	4,996,695
International Business Machines Corp.	54,920	6,076,898
Seagate Technology	21,992	517,032

		11,590,625

COSMETICS & PERSONAL CARE—5.23%
Avon Products Inc.	17,651	635,613
Procter & Gamble Co.	127,648	7,896,305

		8,531,918
DIVERSIFIED FINANCIAL SERVICES—5.36%
American Express Co.	42,680	2,498,487
Lehman Brothers Holdings Inc.	21,401	1,326,862
Merrill Lynch & Co. Inc.	32,917	2,442,441
Morgan Stanley	38,752	2,475,090

		8,742,880
ELECTRIC—2.72%
Constellation Energy Group Inc.	7,324	613,751
Exelon Corp.	26,935	1,889,490
PPL Corp.	15,501	730,717
TXU Corp.	18,567	1,211,497

		4,445,455
ELECTRICAL COMPONENTS & EQUIPMENT—0.93%
Emerson Electric Co.	32,243	1,517,678

		1,517,678
FOOD—2.30%
Campbell Soup Co.	9,661	355,815
Heinz (H.J.) Co.	12,368	541,224
Hershey Co. (The)	6,361	293,242
Kellogg Co.	10,016	518,929
Kroger Co.	26,517	688,381
Safeway Inc.	17,754	565,820
Sysco Corp.	24,963	795,820

		3,759,231
HEALTH CARE - PRODUCTS—4.32%
Johnson & Johnson	116,562	7,052,001

		7,052,001
HEALTH CARE - SERVICES—0.61%
Aetna Inc.	20,731	996,539

		996,539
HOUSEHOLD PRODUCTS & WARES—0.31%
Fortune Brands Inc.	6,124	497,881

		497,881
INSURANCE—2.78%
AFLAC Inc.	19,721	1,027,859
CIGNA Corp.	11,583	598,146
Marsh & McLennan Companies Inc.	22,059	607,726
Principal Financial Group Inc.	10,808	609,463
Prudential Financial Inc.	19,161	1,698,239

		4,541,433
IRON & STEEL—0.34%
Nucor Corp.	11,018	553,104

		553,104
LEISURE TIME—0.83%
Carnival Corp.	16,982	752,472
Harley-Davidson Inc.	10,429	597,790

		1,350,262

MACHINERY—1.92%
Caterpillar Inc.	25,938	2,043,914
Deere & Co.	9,106	1,096,545

		3,140,459
MANUFACTURING—13.57%
Eaton Corp.	5,894	572,779
General Electric Co.	413,377	16,022,493
Honeywell International Inc.	28,653	1,647,834
Illinois Tool Works Inc.	19,284	1,061,584
Textron Inc.	4,233	477,863
3M Co.	26,580	2,363,494

		22,146,047
MEDIA—2.20%
Clear Channel Communications Inc.	18,047	665,934
Time Warner Inc.	152,239	2,932,123

		3,598,057
MINING—0.88%
Freeport-McMoRan Copper & Gold Inc.	15,318	1,439,586

		1,439,586
OFFICE & BUSINESS EQUIPMENT—0.40%
Xerox Corp.(a)	37,630	657,020

		657,020
OIL & GAS—2.62%
Anadarko Petroleum Corp.	18,808	946,607
Chesapeake Energy Corp.	17,497	595,598
Devon Energy Corp.	16,870	1,258,671
Valero Energy Corp.	22,092	1,480,385

		4,281,261
PHARMACEUTICALS—9.46%
Abbott Laboratories	61,818	3,133,554
Bristol-Myers Squibb Co.	79,190	2,249,788
Cardinal Health Inc.	15,455	1,015,857
Lilly (Eli) & Co.	38,925	2,105,453
Merck & Co. Inc.	87,463	4,342,538
Wyeth	53,598	2,600,575

		15,447,765
PIPELINES—0.39%
Spectra Energy Corp.	25,175	641,207

		641,207
REAL ESTATE INVESTMENT TRUSTS—1.13%
Boston Properties Inc.	4,771	450,812
Simon Property Group Inc.	8,972	776,347
Vornado Realty Trust	5,715	611,676

		1,838,835
RETAIL—7.81%
Costco Wholesale Corp.	17,949	1,073,350
Home Depot Inc.	79,123	2,941,002
McDonald’s Corp.	48,429	2,318,296
Sears Holdings Corp.(a)(b)	3,834	524,453
TJX Companies Inc.	18,258	506,660
Wal-Mart Stores Inc.	102,325	4,701,834
Yum! Brands Inc.	21,282	681,875

		12,747,470

SEMICONDUCTORS—3.38%
Intel Corp.	233,836	5,523,206

		5,523,206
SOFTWARE—0.59%
First Data Corp.	30,252	961,711

		961,711
TELECOMMUNICATIONS—3.26%
Alltel Corp.	14,031	925,344
Motorola Inc.	92,993	1,579,951
Qwest Communications International Inc.(a)	61,429	523,989
Sprint Nextel Corp.	111,770	2,294,638

		5,323,922
TRANSPORTATION—2.59%
Norfolk Southern Corp.	16,660	895,975
Union Pacific Corp.	10,753	1,281,112
United Parcel Service Inc. Class B	27,161	2,056,631

		4,233,718

TOTAL COMMON STOCKS
(Cost: $152,488,273)		162,855,821

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	257,829	257,829
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	530,945	530,945

		788,774

TOTAL SHORT-TERM INVESTMENTS
(Cost: $788,774)		788,774

TOTAL INVESTMENTS IN SECURITIES—100.25%
(Cost: $153,277,047)		163,644,595
Other Assets, Less Liabilities—(0.25)%		(409,532)

NET ASSETS—100.00%		$163,235,063

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—2.01%
Boeing Co. (The)	62,687	$6,483,716

		6,483,716
AGRICULTURE—0.95%
Monsanto Co.	47,792	3,080,194

		3,080,194
APPAREL—1.00%
Coach Inc.(a)	32,696	1,486,360
Nike Inc. Class B	30,764	1,736,628

		3,222,988
BANKS—0.33%
Northern Trust Corp.	17,195	1,074,000

		1,074,000
BIOTECHNOLOGY—4.27%
Amgen Inc.(a)	103,016	5,536,080
Biogen Idec Inc.(a)	30,250	1,710,335
Celgene Corp.(a)	33,537	2,031,001
Genentech Inc.(a)	40,945	3,045,489
Genzyme Corp.(a)	23,088	1,456,160

		13,779,065
CHEMICALS—0.82%
Mosaic Co. (The)(a)	12,792	480,468
Praxair Inc.	28,323	2,170,108

		2,650,576
COAL—0.31%
Peabody Energy Corp.	23,377	987,912

		987,912
COMMERCIAL SERVICES—1.43%
Accenture Ltd.	51,611	2,174,371
Moody’s Corp.	20,563	1,106,289
Western Union Co.	67,339	1,343,413

		4,624,073
COMPUTERS—6.87%
Apple Inc.(a)	76,110	10,028,254
Dell Inc.(a)	177,333	4,960,004
Electronic Data Systems Corp.	44,802	1,209,206
EMC Corp.(a)	185,377	3,431,328
Network Appliance Inc.(a)	33,074	937,317
Sun Microsystems Inc.(a)	318,308	1,623,371

		22,189,480

COSMETICS & PERSONAL CARE—0.94%
Colgate-Palmolive Co.	45,762	3,020,292

		3,020,292
DIVERSIFIED FINANCIAL SERVICES—5.49%
BlackRock Inc.	1,690	269,555
CME Group Inc.	4,072	2,249,780
Franklin Resources Inc.	14,909	1,898,959
Goldman Sachs Group Inc. (The)	32,656	6,150,431
Legg Mason Inc.	11,593	1,043,370
NYSE Euronext Inc.	16,804	1,294,244
Rowe (T.) Price Group Inc.	23,354	1,217,444
Schwab (Charles) Corp. (The)	90,811	1,828,025
SLM Corp.	36,462	1,792,837

		17,744,645
ELECTRIC—0.36%
AES Corp. (The)(a)	59,013	1,159,605

		1,159,605
ELECTRONICS—1.29%
Agilent Technologies Inc.(a)	36,098	1,377,139
Garmin Ltd.	10,133	850,159
Thermo Fisher Scientific Inc.(a)	37,224	1,943,465

		4,170,763
ENTERTAINMENT—0.32%
International Game Technology Inc.	29,386	1,037,914

		1,037,914
FOOD—0.34%
Wrigley (William Jr.) Co.	19,262	1,111,032

		1,111,032
HEALTH CARE - PRODUCTS—5.19%
Alcon Inc.	6,740	920,010
Baxter International Inc.	57,403	3,019,398
Becton, Dickinson and Co.	20,319	1,551,559
Boston Scientific Corp.(a)	121,493	1,597,633
Medtronic Inc.	102,058	5,171,279
St. Jude Medical Inc.(a)	30,106	1,298,773
Stryker Corp.	25,024	1,562,248
Zimmer Holdings Inc.(a)	21,079	1,639,103

		16,760,003
HEALTH CARE - SERVICES—3.06%
UnitedHealth Group Inc.	118,953	5,760,894
WellPoint Inc.(a)	54,736	4,111,768

		9,872,662
INTERNET—6.41%
Amazon.com Inc.(a)	26,355	2,069,922
eBay Inc.(a)	90,192	2,922,221
Google Inc. Class A(a)	20,319	10,362,690
Liberty Media Corp. - Liberty Interactive Group Series A(a)	55,467	1,162,034
Symantec Corp.(a)	81,734	1,569,293
Yahoo! Inc.(a)	112,658	2,619,298

		20,705,458
LODGING—2.12%
Harrah’s Entertainment Inc.	16,426	1,391,118
Hilton Hotels Corp.	32,201	1,423,606
Las Vegas Sands Corp.(a)(b)	9,250	807,062

Marriott International Inc. Class A	29,848	1,240,184
MGM MIRAGE(a)	10,614	775,990
Starwood Hotels & Resorts Worldwide Inc.	19,128	1,204,299

		6,842,259
MANUFACTURING—0.49%
Danaher Corp.	21,296	1,590,385

		1,590,385
MEDIA—8.07%
Comcast Corp. Class A(a)	169,089	4,441,968
Comcast Corp. Class A Special(a)	91,660	2,398,742
DIRECTV Group Inc. (The)(a)	71,224	1,596,130
EchoStar Communications Corp.(a)	18,204	769,847
Liberty Global Inc. Class A(a)	16,160	677,589
Liberty Global Inc. Class C(a)	16,819	670,069
Liberty Media Corp. - Liberty Capital Group Series A(a)	11,844	1,355,546
McGraw-Hill Companies Inc. (The)	30,313	1,833,936
News Corp. Class A	164,306	3,470,143
News Corp. Class B	38,209	865,816
Time Warner Cable Inc. Class A(a)	13,623	520,671
Viacom Inc. Class A(a)	1,067	41,047
Viacom Inc. Class B(a)	52,267	2,001,826
Walt Disney Co. (The)	164,009	5,412,297

		26,055,627
METAL FABRICATE & HARDWARE—0.51%
Precision Castparts Corp.	12,081	1,655,822

		1,655,822
MINING—0.48%
Newmont Mining Corp.	37,486	1,565,041

		1,565,041
OIL & GAS—2.31%
EOG Resources Inc.	21,567	1,511,847
GlobalSantaFe Corp.	20,120	1,442,805
Transocean Inc.(a)	25,423	2,731,701
XTO Energy Inc.	32,532	1,773,970

		7,460,323
OIL & GAS SERVICES—5.74%
Baker Hughes Inc.	28,327	2,239,249
Halliburton Co.	80,727	2,907,787
National Oilwell Varco Inc.(a)	15,647	1,879,361
Schlumberger Ltd.	104,131	9,863,288
Weatherford International Ltd.(a)	30,006	1,660,232

		18,549,917
PHARMACEUTICALS—3.55%
Allergan Inc.	26,703	1,552,245
Forest Laboratories Inc.(a)	27,991	1,125,238
Gilead Sciences Inc.(a)	82,165	3,059,003
Medco Health Solutions Inc.(a)	24,743	2,010,864
Schering-Plough Corp.	130,269	3,717,877

		11,465,227
PIPELINES—0.53%
Williams Companies Inc. (The)	52,617	1,696,898

		1,696,898

REAL ESTATE INVESTMENT TRUSTS—1.56%
Equity Residential	25,637	1,020,609
General Growth Properties Inc.	20,358	976,777
Host Hotels & Resorts Inc.	46,031	972,175
ProLogis	22,637	1,288,045
Public Storage	11,297	791,807

		5,049,413
RETAIL—7.76%
Best Buy Co. Inc.	34,499	1,538,310
CVS Caremark Corp.	138,131	4,860,830
Kohl’s Corp.(a)	25,300	1,538,240
Lowe’s Companies Inc.	132,976	3,724,658
Nordstrom Inc.	19,258	916,296
Penney (J.C.) Co. Inc.	17,419	1,185,189
Staples Inc.	63,175	1,454,289
Starbucks Corp.(a)	65,430	1,745,672
Target Corp.	68,633	4,157,101
Walgreen Co.	89,381	3,948,853

		25,069,438
SEMICONDUCTORS—3.43%
Analog Devices Inc.	28,915	1,025,037
Applied Materials Inc.	123,372	2,719,119
Broadcom Corp. Class A(a)	41,854	1,373,230
NVIDIA Corp.(a)	32,093	1,468,576
Texas Instruments Inc.	127,272	4,478,702

		11,064,664
SOFTWARE—11.54%
Adobe Systems Inc.(a)	51,974	2,094,032
Automatic Data Processing Inc.	48,788	2,264,739
CA Inc.	37,204	933,076
Electronic Arts Inc.(a)	27,401	1,332,785
MasterCard Inc. Class A	5,736	922,349
Microsoft Corp.	751,366	21,782,100
Oracle Corp.(a)	351,373	6,718,252
Paychex Inc.	29,789	1,232,669

		37,280,002
TELECOMMUNICATIONS—8.19%
American Tower Corp. Class A(a)	37,173	1,548,627
Cisco Systems Inc.(a)	537,495	15,538,980
Corning Inc.(a)	138,150	3,293,496
QUALCOMM Inc.	145,879	6,075,860

		26,456,963
TRANSPORTATION—2.23%
Burlington Northern Santa Fe Corp.	31,703	2,604,084
CSX Corp.	38,438	1,822,346
FedEx Corp.	25,182	2,788,655

		7,215,085

TOTAL COMMON STOCKS
(Cost: $293,008,828)		322,691,442

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.31%

MONEY MARKET FUNDS—0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	229,294	229,294
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	784,090	784,090

		1,013,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,013,384)		1,013,384

TOTAL INVESTMENTS IN SECURITIES—100.21%
(Cost: $294,022,212)		323,704,826
Other Assets, Less Liabilities—(0.21)%		(679,188)

NET ASSETS—100.00%		$323,025,638

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.91%

AGRICULTURE—3.93%
Altria Group Inc.	229,804	$15,275,072
Reynolds American Inc.	18,693	1,143,451

		16,418,523
AUTO MANUFACTURERS—0.82%
Ford Motor Co.(a)	199,346	1,696,434
General Motors Corp.	53,848	1,744,675

		3,441,109
BANKS—15.79%
Bank of America Corp.	492,566	23,357,480
BB&T Corp.	59,430	2,223,871
Fifth Third Bancorp	51,564	1,902,196
KeyCorp	43,030	1,492,711
National City Corp.	59,027	1,734,804
PNC Financial Services Group Inc. (The)	38,030	2,534,699
Regions Financial Corp.	77,181	2,320,833
SunTrust Banks Inc.	38,780	3,036,474
U.S. Bancorp	192,509	5,765,645
Wachovia Corp.	209,297	9,880,911
Wells Fargo & Co.	345,541	11,668,920

		65,918,544
CHEMICALS—1.10%
Dow Chemical Co. (The)	105,683	4,595,097

		4,595,097
DIVERSIFIED FINANCIAL SERVICES—14.46%
Ameriprise Financial Inc.	23,018	1,387,295
Bear Stearns Companies Inc. (The)	13,132	1,591,861
Capital One Financial Corp.	45,509	3,220,217
Citigroup Inc.	544,372	25,351,404
Countrywide Financial Corp.	64,633	1,820,712
Federal Home Loan Mortgage Corp.	72,409	4,146,863
Federal National Mortgage Association	105,988	6,342,322
JPMorgan Chase & Co.	375,402	16,521,442

		60,382,116
ELECTRIC—6.26%
Ameren Corp.	22,602	1,084,444
American Electric Power Co. Inc.	43,149	1,876,550
Consolidated Edison Inc.	29,575	1,291,836
Dominion Resources Inc.	38,637	3,254,008
Duke Energy Corp.	137,352	2,339,105
Edison International	32,805	1,735,056
Entergy Corp.	21,710	2,170,132
FirstEnergy Corp.	33,402	2,029,171
FPL Group Inc.	40,722	2,350,881
PG&E Corp.	38,461	1,646,515

Progress Energy Inc.	28,138	1,228,505
Public Service Enterprise Group Inc.	27,511	2,370,073
Southern Co. (The)	82,303	2,768,673

		26,144,949
ENVIRONMENTAL CONTROL—0.52%
Waste Management Inc.	56,685	2,155,731

		2,155,731
FOOD—2.51%
ConAgra Foods Inc.	54,452	1,380,358
General Mills Inc.	37,587	2,090,589
Kraft Foods Inc.	175,655	5,752,701
Sara Lee Corp.	80,190	1,271,012

		10,494,660
FOREST PRODUCTS & PAPER—0.83%
International Paper Co.	47,746	1,769,944
Weyerhaeuser Co.	23,668	1,686,108

		3,456,052
GAS—0.32%
Sempra Energy	25,469	1,342,726

		1,342,726
HOUSEHOLD PRODUCTS & WARES—0.81%
Kimberly-Clark Corp.	49,982	3,362,289

		3,362,289
INSURANCE—10.16%
ACE Ltd.	35,175	2,030,301
Allstate Corp. (The)	67,081	3,565,355
American International Group Inc.	249,601	16,019,392
Chubb Corp.	43,976	2,216,830
Genworth Financial Inc. Class A	48,080	1,467,402
Hartford Financial Services Group Inc. (The)	34,635	3,181,917
Lincoln National Corp.	30,398	1,833,607
Loews Corp.	49,877	2,364,170
MetLife Inc.	49,577	2,985,527
Progressive Corp. (The)	75,480	1,583,570
Travelers Companies Inc. (The)	72,709	3,692,163
XL Capital Ltd. Class A	19,149	1,490,941

		42,431,175
MANUFACTURING—1.02%
Ingersoll-Rand Co. Class A	33,615	1,691,507
Tyco International Ltd.	54,138	2,560,186

		4,251,693
MEDIA—0.85%
CBS Corp. Class A	2,043	64,681
CBS Corp. Class B	69,447	2,202,859
Gannett Co. Inc.	25,618	1,278,338

		3,545,878
MINING—0.87%
Alcoa Inc.	95,502	3,648,176

		3,648,176
OIL & GAS—24.15%
Apache Corp.	35,927	2,904,339
Chevron Corp.	236,017	20,122,809
ConocoPhillips	166,640	13,471,178

Exxon Mobil Corp.	623,452	53,074,469
Hess Corp.	31,261	1,913,173
Marathon Oil Corp.	75,404	4,162,301
Occidental Petroleum Corp.	91,306	5,178,876

		100,827,145
PHARMACEUTICALS—4.37%
Pfizer Inc.	776,047	18,244,865

		18,244,865
RETAIL—0.70%
Gap Inc. (The)	64,615	1,111,378
Macy’s Inc.	50,372	1,816,918

		2,928,296
SAVINGS & LOANS—0.87%
Washington Mutual Inc.	96,695	3,628,963

		3,628,963
TELECOMMUNICATIONS—9.57%
AT&T Inc.	675,154	26,439,031
Verizon Communications Inc.	317,422	13,528,526

		39,967,557

TOTAL COMMON STOCKS
(Cost: $399,796,974)		417,185,544

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	818,359	818,359

		818,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $818,359)		818,359

TOTAL INVESTMENTS IN SECURITIES—100.10%
(Cost: $400,615,333)		418,003,903
Other Assets, Less Liabilities—(0.10)%		(429,294)

NET ASSETS—100.00%		$417,574,609

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—100.43%

ADVERTISING—0.86%
Donnelley (R.H.) Corp.(a)	9,832	$614,795
Interpublic Group of Companies Inc. (The)(a)	65,507	687,168

		1,301,963
AEROSPACE & DEFENSE—2.43%
Alliant Techsystems Inc.(a)	4,606	456,501
Armor Holdings Inc.(a)	4,578	402,772
Goodrich Corp.	17,440	1,097,150
L-3 Communications Holdings Inc.	17,467	1,704,081

		3,660,504
AIRLINES—1.14%
Southwest Airlines Co.	109,895	1,720,956

		1,720,956
APPAREL—0.27%
Phillips-Van Heusen Corp.	7,718	401,799

		401,799
BANKS—2.33%
Commerce Bancorp Inc.	26,690	892,780
Compass Bancshares Inc.	18,412	1,275,583
East West Bancorp Inc.	8,038	294,673
Synovus Financial Corp.	37,617	1,051,771

		3,514,807
BEVERAGES—0.28%
Brown-Forman Corp. Class B	6,428	427,076

		427,076
BIOTECHNOLOGY—0.63%
Charles River Laboratories International Inc.(a)	9,350	478,533
Invitrogen Corp.(a)	6,579	472,372

		950,905
BUILDING MATERIALS—0.83%
American Standard Companies Inc.	23,184	1,253,095

		1,253,095
CHEMICALS—2.58%
Airgas Inc.	9,493	443,323
Albemarle Corp.	10,801	434,524
Cabot Corp.	8,103	327,199
Huntsman Corp.	12,530	319,014
International Flavors & Fragrances Inc.	11,540	578,269
Sherwin-Williams Co. (The)	15,516	1,081,310
Sigma-Aldrich Corp.	15,759	714,198

		3,897,837

COAL—0.15%
Massey Energy Co.	10,669	227,783

		227,783
COMMERCIAL SERVICES—3.11%
Career Education Corp.(a)	13,247	393,171
Convergys Corp.(a)	19,261	366,922
Equifax Inc.	21,280	860,989
Hertz Global Holdings Inc.(a)	18,673	418,088
Hewitt Associates Inc. Class A(a)	14,139	423,039
Interactive Data Corp.	5,082	138,993
Manpower Inc.	11,876	938,798
Quanta Services Inc.(a)	14,202	403,763
Service Corp. International	41,245	499,889
Weight Watchers International Inc.	5,090	246,967

		4,690,619
COMPUTERS—4.01%
Affiliated Computer Services Inc. Class A(a)	12,903	692,375
Cadence Design Systems Inc.(a)	38,779	829,871
Ceridian Corp.(a)	19,986	677,525
Diebold Inc.	9,181	465,201
DST Systems Inc.(a)	7,175	544,367
NCR Corp.(a)	24,911	1,300,852
Synopsys Inc.(a)	20,118	492,086
Unisys Corp.(a)	48,610	393,255
Western Digital Corp.(a)	30,789	657,345

		6,052,877
COSMETICS & PERSONAL CARE—0.48%
Estee Lauder Companies Inc. (The) Class A	16,095	724,597

		724,597
DISTRIBUTION & WHOLESALE—1.32%
CDW Corp.(a)	8,609	724,620
Grainger (W.W.) Inc.	10,525	919,464
WESCO International Inc.(a)	6,398	342,613

		1,986,697
DIVERSIFIED FINANCIAL SERVICES—1.60%
E*TRADE Financial Corp.(a)	59,716	1,105,940
Federated Investors Inc. Class B	13,868	499,387
Jefferies Group Inc.	15,112	396,992
Raymond James Financial Inc.	13,424	411,714

		2,414,033
ELECTRIC—1.84%
DPL Inc.	15,825	420,628
Dynegy Inc. Class A(a)	56,099	499,842
Mirant Corp.(a)	35,928	1,359,156
Sierra Pacific Resources Corp.(a)	30,850	490,207

		2,769,833
ELECTRICAL COMPONENTS & EQUIPMENT—0.89%
Energizer Holdings Inc.(a)	7,845	791,561
Molex Inc.	9,439	267,501
Molex Inc. Class A	10,773	288,501

		1,347,563
ELECTRONICS—2.39%
Applied Biosystems Group	25,616	799,732
Arrow Electronics Inc.(a)	17,308	661,512
Avnet Inc.(a)	20,892	791,389
AVX Corp.	7,444	119,030
Gentex Corp.	20,080	396,379

PerkinElmer Inc.	17,008	473,333
Tektronix Inc.	11,076	363,847

		3,605,222
ENGINEERING & CONSTRUCTION—2.16%
Foster Wheeler Ltd.(a)	9,804	1,101,872
Granite Construction Inc.	4,838	314,422
McDermott International Inc.(a)	15,447	1,281,174
Shaw Group Inc. (The)(a)	10,567	562,376

		3,259,844
ENTERTAINMENT—0.05%
Warner Music Group Corp.	6,627	82,109

		82,109
ENVIRONMENTAL CONTROL—1.16%
Allied Waste Industries Inc.(a)	39,934	513,951
Nalco Holding Co.	20,210	465,638
Republic Services Inc.	23,868	762,583

		1,742,172
FOOD—0.34%
McCormick & Co. Inc. NVS	15,207	519,471

		519,471
FOREST PRODUCTS & PAPER—0.55%
MeadWestvaco Corp.	25,631	834,033

		834,033
HAND & MACHINE TOOLS—0.83%
Kennametal Inc.	5,412	414,884
Lincoln Electric Holdings Inc.	5,680	408,903
Snap-On Inc.	8,124	425,129

		1,248,916
HEALTH CARE - PRODUCTS—1.72%
Bausch & Lomb Inc.	7,587	485,037
Beckman Coulter Inc.	8,652	612,735
Cooper Companies Inc.	6,249	313,262
DENTSPLY International Inc.	19,878	725,348
Kinetic Concepts Inc.(a)	7,389	454,276

		2,590,658
HEALTH CARE - SERVICES—4.62%
Brookdale Senior Living Inc.(b)	7,206	288,312
Community Health Systems Inc.(a)	13,376	520,326
Coventry Health Care Inc.(a)	21,815	1,217,495
Health Net Inc.(a)	15,672	776,391
Laboratory Corp. of America Holdings(a)	16,443	1,214,316
Lincare Holdings Inc.(a)	11,725	418,465
Manor Care Inc.	10,270	650,605
Quest Diagnostics Inc.	21,023	1,166,146
Tenet Healthcare Corp.(a)	66,175	342,787
Universal Health Services Inc. Class B	7,063	370,384

		6,965,227
HOLDING COMPANIES - DIVERSIFIED—0.56%
Leucadia National Corp.	22,555	848,068

		848,068
HOME BUILDERS—1.87%
Centex Corp.	16,738	624,495
Lennar Corp. Class A	17,629	540,505
Lennar Corp. Class B	1,428	41,855

NVR Inc.(a)	713	412,456
Pulte Homes Inc.	29,354	567,706
Thor Industries Inc.	5,360	219,867
Toll Brothers Inc.(a)	18,781	411,867

		2,818,751
HOUSEHOLD PRODUCTS & WARES—1.52%
Church & Dwight Co. Inc.	9,193	451,009
Clorox Co. (The)	21,067	1,273,711
Jarden Corp.(a)	9,006	325,387
Scotts Miracle-Gro Co. (The) Class A	6,044	247,744

		2,297,851
INSURANCE—1.09%
Alleghany Corp.(a)	737	309,540
Gallagher (Arthur J.) & Co.	13,900	383,362
Markel Corp.(a)	1,388	646,114
Philadelphia Consolidated Holding Corp.(a)	8,402	303,648

		1,642,664
INTERNET—1.66%
Check Point Software Technologies Ltd.(a)	22,759	554,409
Equinix Inc.(a)	3,763	327,042
Expedia Inc.(a)	30,783	819,136
IAC/InterActiveCorp(a)	27,902	801,903

		2,502,490
IRON & STEEL—1.32%
AK Steel Holding Corp.(a)	15,382	614,819
Carpenter Technology Corp.	3,557	422,180
Cleveland-Cliffs Inc.	5,773	399,896
Steel Dynamics Inc.	13,193	553,182

		1,990,077
LODGING—0.80%
Boyd Gaming Corp.	8,070	355,887
Wyndham Worldwide Corp.(a)	25,482	857,469

		1,213,356
MACHINERY—3.75%
AGCO Corp.(a)	12,769	490,713
Cummins Inc.	13,148	1,560,668
Flowserve Corp.	7,973	576,209
IDEX Corp.	11,261	407,761
Rockwell Automation Inc.	19,705	1,379,153
Terex Corp.(a)	14,374	1,239,758

		5,654,262
MANUFACTURING—6.40%
Acuity Brands Inc.	6,098	360,392
AptarGroup Inc.	8,983	326,981
Brink’s Co. (The)	5,733	350,573
Cooper Industries Ltd.	29,279	1,549,445
Donaldson Co. Inc.	9,797	356,513
Dover Corp.	28,430	1,449,930
Harsco Corp.	11,731	617,754
ITT Industries Inc.	25,368	1,595,140
Pall Corp.	17,084	709,328
Parker Hannifin Corp.	16,185	1,597,136
SPX Corp.	7,956	746,830

		9,660,022
MEDIA—1.24%
Dow Jones & Co. Inc.	7,385	423,751

Meredith Corp.	5,395	304,764
Scripps (E.W.) Co. Class A	11,365	465,624
Washington Post Co. (The) Class B	854	675,301

		1,869,440
MINING—0.75%
Vulcan Materials Co.	11,779	1,127,486

		1,127,486
OFFICE FURNISHINGS—0.11%
Steelcase Inc. Class A	9,600	167,136

		167,136
OIL & GAS—5.40%
Helmerich & Payne Inc.	13,371	432,819
Murphy Oil Corp.	24,733	1,534,435
Nabors Industries Ltd.(a)	39,334	1,150,126
Newfield Exploration Co.(a)	18,056	867,591
Pioneer Natural Resources Co.	17,139	779,825
Pogo Producing Co.	7,388	393,485
Pride International Inc.(a)	23,162	811,828
Rowan Companies Inc.	15,444	651,582
Tesoro Corp.	19,100	951,180
Unit Corp.(a)	6,406	352,714
Western Refining Inc.	3,988	221,334

		8,146,919
OIL & GAS SERVICES—1.27%
BJ Services Co.	40,982	1,071,679
SEACOR Holdings Inc.(a)	3,397	296,286
Tidewater Inc.	8,032	549,549

		1,917,514
PACKAGING & CONTAINERS—1.40%
Ball Corp.	14,270	731,623
Greif Inc. Class A	3,333	183,315
Pactiv Corp.(a)	18,222	575,997
Sealed Air Corp.	22,534	614,052

		2,104,987
PHARMACEUTICALS—2.93%
AmerisourceBergen Corp.	26,326	1,240,218
Barr Pharmaceuticals Inc.(a)	15,339	785,664
Hospira Inc.(a)	21,835	844,359
Mylan Laboratories Inc.	34,138	547,232
Omnicare Inc.	16,930	561,399
Watson Pharmaceuticals Inc.(a)	14,300	435,006

		4,413,878
PIPELINES—1.33%
Equitable Resources Inc.	16,123	759,555
Questar Corp.	24,067	1,239,210

		1,998,765
REAL ESTATE—0.28%
St. Joe Co. (The)(b)	10,446	423,481

		423,481
REAL ESTATE INVESTMENT TRUSTS—8.84%
AMB Property Corp.	13,777	734,039
Archstone-Smith Trust	31,053	1,782,753
AvalonBay Communities Inc.	11,081	1,196,416
BRE Properties Inc. Class A	7,157	361,643
Camden Property Trust	7,866	432,315

CapitalSource Inc.	19,329	367,251
Crescent Real Estate Equities Co.	13,485	304,491
Developers Diversified Realty Corp.	17,461	838,128
Duke Realty Corp.	19,074	623,529
Essex Property Trust Inc.	3,626	390,085
Federal Realty Investment Trust	7,853	590,074
Health Care Property Investors Inc.	28,716	782,224
Highwoods Properties Inc.	7,983	259,687
Hospitality Properties Trust	12,995	498,488
HRPT Properties Trust	29,058	271,692
Kimco Realty Corp.	30,666	1,144,762
Realty Income Corp.	14,161	332,359
Regency Centers Corp.	9,645	625,671
Taubman Centers Inc.	7,507	361,012
UDR Inc.	18,968	437,971
Ventas Inc.	18,085	589,933
Weingarten Realty Investors	11,237	411,387

		13,335,910
RETAIL—8.11%
Advance Auto Parts Inc.	14,786	514,109
AnnTaylor Stores Corp.(a)	9,739	305,999
AutoZone Inc.(a)	6,888	873,467
Bed Bath & Beyond Inc.(a)	38,741	1,341,988
Big Lots Inc.(a)	15,752	407,347
Brinker International Inc.	15,862	427,322
Burger King Holdings Inc.	7,622	185,138
Circuit City Stores Inc.	23,907	284,493
Darden Restaurants Inc.	18,123	771,496
Dollar Tree Stores Inc.(a)	13,607	520,604
Family Dollar Stores Inc.	19,990	592,104
Limited Brands Inc.	47,732	1,152,728
Men’s Wearhouse Inc. (The)	6,874	339,576
Office Depot Inc.(a)	38,917	971,368
OfficeMax Inc.	10,446	343,464
Rite Aid Corp.(a)	108,383	597,190
Ross Stores Inc.	19,385	560,808
Saks Inc.	17,165	317,724
Tiffany & Co.	18,919	912,842
Wendy’s International Inc.	12,196	427,226
Williams-Sonoma Inc.	12,459	383,613

		12,230,606
SAVINGS & LOANS—0.25%
Capitol Federal Financial	3,061	100,156
People’s United Financial Inc.	17,504	282,164

		382,320
SEMICONDUCTORS—4.04%
Advanced Micro Devices Inc.(a)(b)	76,687	1,038,342
Amkor Technology Inc.(a)	14,597	180,419
Integrated Device Technology Inc.(a)	27,494	447,327
International Rectifier Corp.(a)	10,038	368,495
LSI Corp.(a)	106,981	770,263
Micron Technology Inc.(a)	105,456	1,251,763
National Semiconductor Corp.	43,824	1,138,986
ON Semiconductor Corp.(a)	41,071	485,459
Teradyne Inc.(a)	26,549	416,554

		6,097,608

SOFTWARE—2.89%
BMC Software Inc.(a)	28,578	820,760
Compuware Corp.(a)	45,285	422,509
Fidelity National Information Services Inc.	26,918	1,335,940
Fiserv Inc.(a)	23,511	1,161,914
Novell Inc.(a)	47,503	318,745
Sybase Inc.(a)	12,808	303,806

		4,363,674
TELECOMMUNICATIONS—2.35%
Anixter International Inc.(a)	4,508	372,586
Avaya Inc.(a)	63,145	1,044,418
Ciena Corp.(a)	11,910	435,072
SAVVIS Inc.(a)	3,925	147,423
Telephone and Data Systems Inc.	7,152	474,893
Telephone and Data Systems Inc. Special	7,178	436,422
Tellabs Inc.(a)	55,895	634,408

		3,545,222
TEXTILES—0.46%
Cintas Corp.	19,134	699,539

		699,539
TOYS, GAMES & HOBBIES—0.50%
Hasbro Inc.	19,933	558,523
Marvel Entertainment Inc.(a)	7,956	192,774

		751,297
TRANSPORTATION—0.27%
Hunt (J.B.) Transport Services Inc.	14,542	406,158

		406,158
TRUCKING & LEASING—0.20%
GATX Corp.	6,468	293,388

		293,388
WATER—0.27%
Aqua America Inc.(b)	18,471	404,145

		404,145

TOTAL COMMON STOCKS
(Cost: $143,616,234)		151,497,610

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.03%

MONEY MARKET FUNDS—1.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	184,021	184,021
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	1,366,922	1,366,922

		1,550,943

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,550,943)		1,550,943

TOTAL INVESTMENTS IN SECURITIES—101.46%
(Cost: $145,167,177)		153,048,553

SHORT POSITIONS(f)—(0.26)%

COMMON STOCKS—(0.26)%
PharMerica Corp.	(2,192)	(36,738)
WABCO Holdings Inc.	(7,650)	(367,200)

		(403,938)

TOTAL SHORT POSITIONS
(Proceeds: $404,290)		(403,938)
Other Assets, Less Liabilities—(1.20)%		(1,803,199)

NET ASSETS—100.00%		$150,841,416

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occuring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.67%

ADVERTISING—0.69%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,505	$260,912
Getty Images Inc.(a)	12,337	554,301
Lamar Advertising Co.	18,398	1,095,233

		1,910,446
AEROSPACE & DEFENSE—1.43%
BE Aerospace Inc.(a)	24,034	974,819
Rockwell Collins Inc.	42,980	2,952,726

		3,927,545
APPAREL—0.76%
Guess? Inc.	14,318	679,962
Polo Ralph Lauren Corp.	15,731	1,405,565

		2,085,527
AUTO MANUFACTURERS—0.40%
Oshkosh Truck Corp.	19,019	1,088,838

		1,088,838
BEVERAGES—0.28%
Hansen Natural Corp.(a)	18,867	765,057

		765,057
BIOTECHNOLOGY—1.37%
Millennium Pharmaceuticals Inc.(a)	83,827	845,814
Millipore Corp.(a)	14,081	1,106,907
PDL BioPharma Inc.(a)	30,531	717,173
Vertex Pharmaceuticals Inc.(a)	34,205	1,104,822

		3,774,716
BUILDING MATERIALS—1.05%
Florida Rock Industries Inc.	14,464	918,609
Genlyte Group Inc. (The)(a)	6,656	463,058
Martin Marietta Materials Inc.	11,028	1,510,836

		2,892,503
CHEMICALS—0.71%
Ecolab Inc.	46,294	1,949,440

		1,949,440
COAL—1.11%
Arch Coal Inc.	36,410	1,088,295
CONSOL Energy Inc.	46,959	1,955,842

		3,044,137
COMMERCIAL SERVICES—4.80%
Alliance Data Systems Corp.(a)	16,959	1,302,451
Apollo Group Inc. Class A(a)	36,537	2,159,702
ChoicePoint Inc.(a)	20,001	774,839

Corporate Executive Board Co. (The)	9,803	660,918
Corrections Corp. of America(a)	31,893	920,113
Gartner Inc.(a)	18,226	381,470
Iron Mountain Inc.(a)	47,405	1,269,980
ITT Educational Services Inc.(a)	10,589	1,118,834
Monster Worldwide Inc.(a)	30,291	1,178,017
Pharmaceutical Product Development Inc.	27,225	912,038
Robert Half International Inc.	43,373	1,474,248
Sotheby’s Holdings Inc. Class A	17,426	744,962
TeleTech Holdings Inc.(a)	10,367	304,064

		13,201,636
COMPUTERS—2.91%
Brocade Communications Systems Inc.(a)	101,295	713,117
Cognizant Technology Solutions Corp.(a)	36,958	2,992,859
FactSet Research Systems Inc.	11,699	772,017
IHS Inc. Class A(a)	7,951	377,036
SanDisk Corp.(a)(b)	58,610	3,143,254

		7,998,283
COSMETICS & PERSONAL CARE—0.10%
Bare Escentuals Inc.(a)	9,996	281,987

		281,987
DISTRIBUTION & WHOLESALE—0.60%
Fastenal Co.	36,489	1,644,559

		1,644,559
DIVERSIFIED FINANCIAL SERVICES—4.11%
Affiliated Managers Group Inc.(a)(b)	7,783	879,479
Eaton Vance Corp.	32,666	1,367,399
First Marblehead Corp. (The)	15,655	515,989
IntercontinentalExchange Inc.(a)	14,974	2,263,021
International Securities Exchange Holdings Inc.	9,328	612,850
Janus Capital Group Inc.	48,319	1,452,469
Nasdaq Stock Market Inc. (The)(a)	24,598	756,880
Nuveen Investments Inc. Class A	20,513	1,254,165
NYMEX Holdings Inc.	9,207	1,146,272
TD Ameritrade Holding Corp.(a)	61,995	1,050,815

		11,299,339
ELECTRIC—1.69%
Allegheny Energy Inc.(a)	42,614	2,225,729
NRG Energy Inc.(a)	62,973	2,427,609

		4,653,338
ELECTRICAL COMPONENTS & EQUIPMENT—1.01%
AMETEK Inc.	27,656	1,079,137
Belden Inc.	11,723	642,186
General Cable Corp.(a)	13,269	1,054,886

		2,776,209
ELECTRONICS—3.15%
Amphenol Corp. Class A	46,083	1,578,804
Dolby Laboratories Inc. Class A(a)	11,367	378,066
FLIR Systems Inc.(a)	17,382	758,724
Jabil Circuit Inc.	45,880	1,033,676
Mettler-Toledo International Inc.(a)	9,909	942,940
National Instruments Corp.	15,263	493,758
Thomas & Betts Corp.(a)	15,329	947,332
Trimble Navigation Ltd.(a)	30,466	1,006,292
Waters Corp.(a)	26,287	1,531,481

		8,671,073

ENERGY - ALTERNATE SOURCES—0.72%
Covanta Holding Corp.(a)	28,081	636,877
First Solar Inc.(a)	7,076	796,545
SunPower Corp. Class A(a)(b)	7,967	561,913

		1,995,335
ENGINEERING & CONSTRUCTION—1.63%
Fluor Corp.	22,640	2,615,146
Jacobs Engineering Group Inc.(a)	30,416	1,874,538

		4,489,684
ENTERTAINMENT—0.79%
DreamWorks Animation SKG Inc. Class A(a)	14,921	462,551
Penn National Gaming Inc.(a)	19,028	1,094,110
Scientific Games Corp. Class A(a)(b)	18,157	622,967

		2,179,628
ENVIRONMENTAL CONTROL—0.40%
Stericycle Inc.(a)	22,960	1,100,702

		1,100,702
FOOD—0.49%
Whole Foods Market Inc.	36,424	1,349,145

		1,349,145
HEALTH CARE - PRODUCTS—6.07%
Advanced Medical Optics Inc.(a)	15,560	470,379
Bard (C.R.) Inc.	27,007	2,119,239
Cytyc Corp.(a)	29,945	1,260,685
Dade Behring Holdings Inc.	21,496	1,608,976
Edwards Lifesciences Corp.(a)	15,302	703,280
Gen-Probe Inc.(a)	13,615	857,881
Henry Schein Inc.(a)	22,968	1,248,081
Hologic Inc.(a)	13,792	714,426
IDEXX Laboratories Inc.(a)	8,152	817,320
Intuitive Surgical Inc.(a)	9,705	2,063,380
Patterson Companies Inc.(a)	33,629	1,206,272
ResMed Inc.(a)	19,955	857,666
Respironics Inc.(a)	19,081	872,956
TECHNE Corp.(a)	9,833	553,205
Varian Medical Systems Inc.(a)	33,068	1,349,174

		16,702,920
HEALTH CARE - SERVICES—2.53%
Covance Inc.(a)	16,621	1,172,944
DaVita Inc.(a)	27,302	1,445,368
Humana Inc.(a)	42,792	2,742,539
Pediatrix Medical Group Inc.(a)	12,695	685,022
WellCare Health Plans Inc.(a)	9,071	918,529

		6,964,402
HOME FURNISHINGS—0.71%
Harman International Industries Inc.	16,839	1,953,324

		1,953,324
INSURANCE—0.28%
Brown & Brown Inc.	29,703	763,367

		763,367
INTERNET—3.55%
Akamai Technologies Inc.(a)	42,010	1,426,660
aQuantive Inc.(a)	18,129	1,199,233

CheckFree Corp.(a)	19,102	703,718
Digital River Inc.(a)	10,640	478,906
F5 Networks Inc.(a)	10,458	906,604
HLTH Corp.(a)	44,430	562,484
McAfee Inc.(a)	41,247	1,479,117
NutriSystem Inc.(a)(b)	8,525	475,013
ValueClick Inc.(a)	25,182	538,391
VeriSign Inc.(a)	63,269	1,878,457
WebMD Health Corp. Class A(a)	2,422	110,903

		9,759,486
IRON & STEEL—1.28%
Allegheny Technologies Inc.	24,672	2,588,833
Chaparral Steel Co.	11,173	938,979

		3,527,812
LODGING—1.17%
Choice Hotels International Inc.	9,614	347,835
Station Casinos Inc.	11,042	955,464
Wynn Resorts Ltd.	19,819	1,913,723

		3,217,022
MACHINERY—1.45%
Graco Inc.	17,649	724,315
Joy Global Inc.	27,918	1,381,662
Manitowoc Co. Inc. (The)	15,968	1,240,235
Zebra Technologies Corp. Class A(a)	18,091	655,437

		4,001,649
MANUFACTURING—0.79%
Roper Industries Inc.	22,882	1,372,462
Trinity Industries Inc.	20,670	790,214

		2,162,676
MEDIA—2.04%
Cablevision Systems Corp.(a)	57,901	2,060,697
Discovery Holding Co. Class A(a)	69,355	1,645,101
Sirius Satellite Radio Inc.(a)(b)	336,703	1,013,476
XM Satellite Radio Holdings Inc. Class A(a)	77,556	888,016

		5,607,290
MINING—0.42%
Titanium Metals Corp.(a)	34,334	1,147,442

		1,147,442
OFFICE FURNISHINGS—0.19%
Herman Miller Inc.	17,056	520,720

		520,720
OIL & GAS—6.66%
Cabot Oil & Gas Corp.	25,385	868,167
CNX Gas Corp.(a)	7,506	200,635
Denbury Resources Inc.(a)	31,326	1,253,040
Diamond Offshore Drilling Inc.	16,941	1,747,972
ENSCO International Inc.	38,623	2,358,707
Holly Corp.	12,244	825,123
Noble Corp.	34,490	3,533,845
Petrohawk Energy Corp.(a)	41,905	628,156
Plains Exploration & Production Co.(a)	18,782	811,570
Quicksilver Resources Inc.(a)	13,803	581,382
Range Resources Corp.	38,025	1,412,249
Southwestern Energy Co.(a)	43,680	1,774,718
Ultra Petroleum Corp.(a)	39,182	2,166,373

W&T Offshore Inc.	6,369	149,162

		18,311,099
OIL & GAS SERVICES—4.39%
Cameron International Corp.(a)	28,422	2,216,916
Dresser-Rand Group Inc.(a)	22,294	827,107
FMC Technologies Inc.(a)	16,824	1,539,733
Grant Prideco Inc.(a)	32,737	1,836,546
Helix Energy Solutions Group Inc.(a)	21,854	851,213
Oceaneering International Inc.(a)	14,109	792,361
Smith International Inc.	51,408	3,156,965
Superior Energy Services Inc.(a)	21,132	852,042

		12,072,883
PHARMACEUTICALS—3.56%
Abraxis BioScience Inc.(a)	5,964	119,399
Amylin Pharmaceuticals Inc.(a)(b)	30,818	1,433,345
Cephalon Inc.(a)	17,060	1,281,888
Endo Pharmaceuticals Holdings Inc.(a)	34,704	1,180,283
Express Scripts Inc.(a)	58,860	2,950,652
ImClone Systems Inc.(a)	15,822	520,544
NBTY Inc.(a)	15,781	687,105
Sepracor Inc.(a)	27,615	776,810
VCA Antech Inc.(a)	21,774	856,589

		9,806,615
REAL ESTATE—1.34%
CB Richard Ellis Group Inc. Class A(a)	52,010	1,816,189
Forest City Enterprises Inc. Class A	15,559	846,565
Jones Lang LaSalle Inc.	9,447	1,037,092

		3,699,846
REAL ESTATE INVESTMENT TRUSTS—1.83%
Alexandria Real Estate Equities Inc.	7,721	665,010
Douglas Emmett Inc.	26,885	619,968
Macerich Co. (The)	18,526	1,355,177
Nationwide Health Properties Inc.	23,197	552,785
SL Green Realty Corp.	15,284	1,855,783

		5,048,723
RETAIL—4.32%
Abercrombie & Fitch Co. Class A	22,561	1,577,014
American Eagle Outfitters Inc.	48,882	1,185,877
CarMax Inc.(a)	56,000	1,340,080
Cheesecake Factory Inc. (The)(a)(b)	18,086	445,277
Chico’s FAS Inc.(a)	44,761	866,573
Copart Inc.(a)	17,639	496,361
GameStop Corp. Class A(a)	38,093	1,537,053
J. Crew Group Inc.(a)	11,029	554,759
MSC Industrial Direct Co. Inc. Class A	12,378	622,490
O’Reilly Automotive Inc.(a)	29,690	988,974
PetSmart Inc.	35,386	1,144,029
Under Armour Inc. Class A(a)	8,354	513,019
Urban Outfitters Inc.(a)	30,121	604,227

		11,875,733
SAVINGS & LOANS—0.58%
Hudson City Bancorp Inc.	131,273	1,604,156

		1,604,156
SEMICONDUCTORS—9.13%
Altera Corp.	91,980	2,133,936
Cypress Semiconductor Corp.(a)	38,744	970,925

Intersil Corp. Class A	34,059	996,226
KLA-Tencor Corp.	49,305	2,800,031
Lam Research Corp.(a)	34,559	1,998,893
Linear Technology Corp.	65,406	2,331,724
Marvell Technology Group Ltd.(a)	117,928	2,122,704
Maxim Integrated Products Inc.	82,227	2,606,596
MEMC Electronic Materials Inc.(a)	44,166	2,708,259
Microchip Technology Inc.	55,003	1,997,159
Novellus Systems Inc.(a)	31,984	912,184
QLogic Corp.(a)	41,326	549,223
Varian Semiconductor Equipment Associates Inc.(a)	22,861	1,074,467
Xilinx Inc.	76,269	1,906,725

		25,109,052
SOFTWARE—7.26%
Activision Inc.(a)	72,636	1,242,802
Autodesk Inc.(a)	59,506	2,521,269
BEA Systems Inc.(a)	99,387	1,230,411
Cerner Corp.(a)	16,432	868,760
Citrix Systems Inc.(a)	47,152	1,705,488
Dun & Bradstreet Corp. (The)	15,405	1,505,993
Global Payments Inc.	20,852	779,865
IMS Health Inc.	50,669	1,425,319
Intuit Inc.(a)	80,963	2,318,780
MoneyGram International Inc.	21,930	561,189
NAVTEQ Corp.(a)(b)	24,893	1,347,458
Nuance Communications Inc.(a)	36,019	593,593
Red Hat Inc.(a)	49,156	1,023,428
Salesforce.com Inc.(a)	23,235	902,912
SEI Investments Co.	37,520	1,022,795
Total System Services Inc.	10,110	284,394
VeriFone Holdings Inc.(a)	17,331	631,022

		19,965,478
TELECOMMUNICATIONS—7.74%
Amdocs Ltd.(a)(b)	49,736	1,799,946
CommScope Inc.(a)	15,594	848,781
Crown Castle International Corp.(a)(b)	65,188	2,363,065
Harris Corp.	34,509	1,893,854
JDS Uniphase Corp.(a)(b)	53,419	765,494
Juniper Networks Inc.(a)	144,987	4,343,811
Leap Wireless International Inc.(a)	12,798	1,131,343
Level 3 Communications Inc.(a)(b)	326,226	1,706,162
NeuStar Inc. Class A(a)	19,347	557,967
NII Holdings Inc. Class B(a)	37,946	3,188,223
Polycom Inc.(a)	24,018	743,837
SBA Communications Corp.(a)	25,165	838,498
Time Warner Telecom Inc. Class A(a)	36,805	719,538
United States Cellular Corp.(a)	4,157	403,229

		21,303,748
TRANSPORTATION—2.18%
C.H. Robinson Worldwide Inc.	44,775	2,178,304
Expeditors International Washington Inc.	54,906	2,453,200
Kansas City Southern Industries Inc.(a)	20,016	690,752
Landstar System Inc.	14,595	663,489

		5,985,745

TOTAL COMMON STOCKS
(Cost: $250,247,459)		274,190,315

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.13%

MONEY MARKET FUNDS—5.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	970,360	970,360
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	13,142,536	13,142,536

		14,112,896

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,112,896)		14,112,896

TOTAL INVESTMENTS IN SECURITIES—104.80%
(Cost: $264,360,355)		288,303,211
Other Assets, Less Liabilities—(4.80)%		(13,192,741)

NET ASSETS—100.00%		$275,110,470

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.79%

AEROSPACE & DEFENSE—0.37%
Spirit AeroSystems Holdings Inc. Class A(a)	17,911	$650,169

		650,169
AGRICULTURE—2.85%
Bunge Ltd.	21,701	1,966,328
Carolina Group	19,421	1,471,918
UST Inc.	29,094	1,557,984

		4,996,230
AIRLINES—1.55%
AMR Corp.(a)	40,145	990,779
Continental Airlines Inc. Class B(a)	17,262	543,926
UAL Corp.(a)(b)	18,408	812,529
US Airways Group Inc.(a)	12,123	375,934

		2,723,168
APPAREL—1.74%
Hanesbrands Inc.(a)	17,246	534,798
Jones Apparel Group Inc.	19,599	489,191
Liz Claiborne Inc.	18,718	657,751
VF Corp.	15,915	1,365,348

		3,047,088
AUTO PARTS & EQUIPMENT—1.46%
BorgWarner Inc.	10,430	901,673
Goodyear Tire & Rubber Co. (The)(a)	33,649	966,399
Lear Corp.(a)	11,611	389,897
TRW Automotive Holdings Corp.(a)	9,521	312,955

		2,570,924
BANKS—6.72%
Associated Banc-Corp	21,449	616,444
Bank of Hawaii Corp.	8,957	430,115
BOK Financial Corp.	4,035	201,831
City National Corp.	7,238	512,378
Colonial BancGroup Inc. (The)	27,734	604,879
Comerica Inc.	28,105	1,480,009
Commerce Bancshares Inc.	12,485	554,958
Cullen/Frost Bankers Inc.	10,755	534,201
First Horizon National Corp.	22,588	716,491
Fulton Financial Corp.	31,239	412,980
Huntington Bancshares Inc.	63,319	1,215,725
Popular Inc.	45,887	605,250
TCF Financial Corp.	22,278	547,816
UnionBanCal Corp.	9,614	531,270
Valley National Bancorp	21,808	461,675
Webster Financial Corp.	10,118	439,728
Wilmington Trust Corp.	12,297	478,845
Zions Bancorporation	19,434	1,448,805

		11,793,400

BEVERAGES—2.43%
Coca-Cola Enterprises Inc.	50,476	1,143,786
Constellation Brands Inc. Class A(a)	37,665	825,993
Molson Coors Brewing Co. Class B	13,703	1,218,745
Pepsi Bottling Group Inc.	22,785	762,386
PepsiAmericas Inc.	11,685	323,324

		4,274,234
BUILDING MATERIALS—1.76%
Armstrong World Industries Inc.(a)	3,192	138,277
Masco Corp.	67,904	1,847,668
Owens Corning(a)	15,884	483,350
USG Corp.(a)	14,983	621,944

		3,091,239
CHEMICALS—6.59%
Ashland Inc.	10,081	615,546
Celanese Corp. Class A	28,497	1,068,637
Chemtura Corp.	43,298	451,598
Cytec Industries Inc.	7,509	503,028
Eastman Chemical Co.	15,115	1,040,214
FMC Corp.	6,513	580,504
Lubrizol Corp.	12,463	780,932
Lyondell Chemical Co.	41,252	1,852,215
PPG Industries Inc.	29,742	2,268,422
Rohm & Haas Co.	25,426	1,437,078
RPM International Inc.	21,310	500,998
Valspar Corp. (The)	17,015	469,444

		11,568,616
COMMERCIAL SERVICES—2.07%
Avis Budget Group Inc.(a)	18,348	470,993
Block (H & R) Inc.	53,666	1,070,637
Donnelley (R.R.) & Sons Co.	39,386	1,664,452
United Rentals Inc.(a)	13,263	426,273

		3,632,355
COMPUTERS—1.36%
Computer Sciences Corp.(a)	30,873	1,719,009
Lexmark International Inc. Class A(a)	17,004	672,338

		2,391,347
COSMETICS & PERSONAL CARE—0.20%
Alberto-Culver Co.	15,305	359,974

		359,974
DISTRIBUTION & WHOLESALE—1.13%
Genuine Parts Co.	30,634	1,457,566
Ingram Micro Inc. Class A(a)	26,425	529,821

		1,987,387
DIVERSIFIED FINANCIAL SERVICES—1.92%
AmeriCredit Corp.(a)	21,012	427,384
CIT Group Inc.	34,604	1,424,993
Edwards (A.G.) Inc.	13,530	1,094,036
IndyMac Bancorp Inc.(b)	13,166	289,652
Student Loan Corp. (The)	717	133,355

		3,369,420
ELECTRIC—9.49%
Alliant Energy Corp.	20,510	757,844

CenterPoint Energy Inc.	50,829	837,662
CMS Energy Corp.	40,322	651,604
DTE Energy Co.	31,969	1,482,722
Energy East Corp.	28,406	718,956
Great Plains Energy Inc.	15,368	426,616
Hawaiian Electric Industries Inc.	14,720	335,763
Integrys Energy Group Inc.	13,601	673,113
MDU Resources Group Inc.	30,229	824,043
Northeast Utilities	27,606	754,748
NSTAR	19,205	603,997
OGE Energy Corp.	16,487	546,544
Pepco Holdings Inc.	34,658	938,192
Pinnacle West Capital Corp.	17,832	668,343
PNM Resources Inc.	12,374	319,620
Puget Energy Inc.	21,037	487,007
Reliant Energy Inc.(a)	60,994	1,566,326
SCANA Corp.	18,936	707,828
TECO Energy Inc.	37,494	605,153
Westar Energy Inc.	15,664	360,585
Wisconsin Energy Corp.	21,026	902,646
Xcel Energy Inc.	73,492	1,491,888

		16,661,200
ELECTRICAL COMPONENTS & EQUIPMENT—0.30%
Hubbell Inc. Class B	9,289	535,511

		535,511
ELECTRONICS—0.62%
Solectron Corp.(a)	162,537	611,139
Vishay Intertechnology Inc.(a)	30,436	472,062

		1,083,201
ENGINEERING & CONSTRUCTION—0.82%
KBR Inc.(a)	30,132	966,936
URS Corp.(a)	9,542	470,039

		1,436,975
ENTERTAINMENT—0.32%
International Speedway Corp. Class A	5,576	267,035
Regal Entertainment Group Class A	13,716	293,385

		560,420
FOOD—3.68%
Corn Products International Inc.	13,332	594,874
Dean Foods Co.	23,187	667,090
Del Monte Foods Co.	35,931	416,800
Hormel Foods Corp.	13,397	461,125
Pilgrim’s Pride Corp.	7,395	249,064
Seaboard Corp.	66	132,000
Smithfield Foods Inc.(a)	22,513	699,254
Smucker (J.M.) Co. (The)	10,294	574,508
SUPERVALU Inc.	37,772	1,573,959
Tyson Foods Inc. Class A	51,379	1,094,373

		6,463,047
FOREST PRODUCTS & PAPER—1.97%
Plum Creek Timber Co. Inc.	31,824	1,236,681
Rayonier Inc.	13,927	589,669
Smurfit-Stone Container Corp.(a)	45,697	538,768
Temple-Inland Inc.	18,902	1,098,773

		3,463,891

GAS—3.16%
AGL Resources Inc.	14,042	529,383
Atmos Energy Corp.	15,959	447,969
Energen Corp.	11,724	620,317
KeySpan Corp.	31,343	1,302,302
Nicor Inc.	8,063	317,763
NiSource Inc.	49,230	938,816
Southern Union Co.	18,117	559,453
UGI Corp.	18,903	487,886
Vectren Corp.	13,715	342,464

		5,546,353
HAND & MACHINE TOOLS—1.05%
Black & Decker Corp.	11,807	1,022,132
Stanley Works (The)	14,888	823,753

		1,845,885
HEALTH CARE - PRODUCTS—0.38%
Hillenbrand Industries Inc.	10,487	661,100

		661,100
HEALTH CARE - SERVICES—0.20%
Health Management Associates Inc. Class A	43,224	348,385

		348,385
HOME BUILDERS—0.87%
Horton (D.R.) Inc.	49,110	801,475
KB Home	13,972	444,449
M.D.C. Holdings Inc.	6,267	288,282

		1,534,206
HOME FURNISHINGS—0.82%
Whirlpool Corp.	14,179	1,447,818

		1,447,818
HOUSEHOLD PRODUCTS & WARES—0.59%
Avery Dennison Corp.	16,931	1,038,548

		1,038,548
HOUSEWARES—0.76%
Newell Rubbermaid Inc.	50,163	1,326,811

		1,326,811
INSURANCE—14.77%
Ambac Financial Group Inc.	18,300	1,228,845
American Financial Group Inc.	12,731	357,614
Aon Corp.	46,600	1,865,864
Arch Capital Group Ltd.(a)	7,476	520,778
Aspen Insurance Holdings Ltd.	13,717	335,381
Assurant Inc.	18,269	926,604
Axis Capital Holdings Ltd.	25,451	937,869
Berkley (W.R.) Corp.	32,402	953,267
Cincinnati Financial Corp.	27,415	1,074,668
CNA Financial Corp.	5,336	221,551
Conseco Inc.(a)	27,223	495,186
Endurance Specialty Holdings Ltd.	10,664	398,834
Erie Indemnity Co. Class A	9,300	480,252
Everest Re Group Ltd.	11,357	1,115,825
Fidelity National Financial Inc.	39,465	824,424
First American Corp.	15,363	711,153
Hanover Insurance Group Inc. (The)	9,184	403,086
HCC Insurance Holdings Inc.	20,137	589,611
MBIA Inc.	23,513	1,319,079
Mercury General Corp.	4,770	246,991

MGIC Investment Corp.	14,923	576,923
Nationwide Financial Services Inc.	9,779	556,523
Odyssey Re Holdings Corp.	4,950	174,240
Old Republic International Corp.	39,030	716,591
OneBeacon Insurance Group Ltd.	5,057	116,817
PartnerRe Ltd.	10,200	724,506
PMI Group Inc. (The)	15,634	532,650
Protective Life Corp.	11,578	498,086
Radian Group Inc.	14,303	482,154
Reinsurance Group of America Inc.	5,229	278,758
RenaissanceRe Holdings Ltd.	11,978	688,735
SAFECO Corp.	18,976	1,109,527
StanCorp Financial Group Inc.	9,655	453,399
Torchmark Corp.	17,166	1,056,396
Transatlantic Holdings Inc.	4,759	348,121
Unitrin Inc.	7,737	327,894
Unum Group	61,576	1,496,297
White Mountains Insurance Group Ltd.	1,426	783,587

		25,928,086
IRON & STEEL—1.53%
Reliance Steel & Aluminum Co.	11,139	585,243
United States Steel Corp.	21,301	2,093,675

		2,678,918
LEISURE TIME—0.79%
Brunswick Corp.	16,334	456,699
Royal Caribbean Cruises Ltd.	24,016	925,336

		1,382,035
MANUFACTURING—2.33%
Carlisle Companies Inc.	11,003	498,216
Crane Co.	9,415	431,772
Eastman Kodak Co.(b)	51,522	1,300,930
Leggett & Platt Inc.	32,189	667,278
Pentair Inc.	17,927	648,957
Teleflex Inc.	7,010	535,774

		4,082,927
MEDIA—1.19%
Hearst-Argyle Television Inc.	4,838	101,598
Idearc Inc.	26,050	904,196
McClatchy Co. (The) Class A	10,101	246,666
New York Times Co. Class A(b)	25,744	588,508
Tribune Co.	8,581	239,925

		2,080,893
METAL FABRICATE & HARDWARE—0.63%
Commercial Metals Co.	21,281	656,306
Timken Co. (The)	13,661	456,277

		1,112,583
OFFICE & BUSINESS EQUIPMENT—1.05%
Pitney Bowes Inc.	39,908	1,839,759

		1,839,759
OIL & GAS—3.35%
Cimarex Energy Co.	14,875	563,019
Forest Oil Corp.(a)	14,030	567,794
Frontier Oil Corp.	19,829	767,977
Noble Energy Inc.	30,686	1,876,142
Patterson-UTI Energy Inc.	28,154	644,727
Sunoco Inc.	21,815	1,455,497

		5,875,156

PACKAGING & CONTAINERS—1.93%
Bemis Co. Inc.	18,951	558,486
Crown Holdings Inc.(a)	29,307	719,780
Owens-Illinois Inc.(a)	25,912	1,035,962
Packaging Corp. of America	16,714	426,541
Sonoco Products Co.	17,835	654,009

		3,394,778
PHARMACEUTICALS—0.42%
King Pharmaceuticals Inc.(a)	43,530	740,445

		740,445
PIPELINES—2.05%
El Paso Corp.	126,825	2,111,636
National Fuel Gas Co.	12,651	548,421
ONEOK Inc.	18,506	939,180

		3,599,237
REAL ESTATE INVESTMENT TRUSTS—3.38%
Annaly Capital Management Inc.	55,685	804,648
Apartment Investment & Management Co. Class A	17,455	737,474
Brandywine Realty Trust	15,733	379,480
CBL & Associates Properties Inc.	11,727	373,974
Colonial Properties Trust	8,219	284,295
Health Care REIT Inc.	14,148	519,373
iStar Financial Inc.	23,028	836,607
Kilroy Realty Corp.	5,817	374,789
Liberty Property Trust	16,351	613,326
Mack-Cali Realty Corp.	12,101	467,099
Thornburg Mortgage Inc.	21,623	549,657

		5,940,722
RETAIL—1.34%
AutoNation Inc.(a)	27,546	536,596
Barnes & Noble Inc.	9,544	320,201
Dillard’s Inc. Class A	11,889	355,362
Foot Locker Inc.	28,182	523,058
RadioShack Corp.	24,500	615,685

		2,350,902
SAVINGS & LOANS—1.34%
Astoria Financial Corp.	16,003	376,871
New York Community Bancorp Inc.	51,104	829,418
Sovereign Bancorp Inc.	59,452	1,137,911

		2,344,200
SEMICONDUCTORS—0.25%
Atmel Corp.(a)	81,860	441,225

		441,225
TELECOMMUNICATIONS—3.31%
CenturyTel Inc.	18,674	856,576
Citizens Communications Co.	61,752	891,081
Embarq Corp.	27,084	1,673,520
Virgin Media Inc.	48,571	1,206,504
Windstream Corp.	85,798	1,180,580

		5,808,261
TEXTILES—0.50%
Mohawk Industries Inc.(a)	9,814	883,358

		883,358

TOYS, GAMES & HOBBIES—0.93%
Mattel Inc.	70,922	1,624,823

		1,624,823
TRANSPORTATION—1.52%
Alexander & Baldwin Inc.	7,771	421,344
Con-way Inc.	8,301	409,986
Laidlaw International Inc.	14,294	485,996
Overseas Shipholding Group Inc.	5,422	420,693
Ryder System Inc.	10,937	594,645
YRC Worldwide Inc.(a)	10,450	335,654

		2,668,318

TOTAL COMMON STOCKS
(Cost: $176,338,866)		175,185,528

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.26%

MONEY MARKET FUNDS—1.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	256,949	256,949
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	1,950,964	1,950,964

		2,207,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,207,913)		2,207,913

TOTAL INVESTMENTS IN SECURITIES—101.05%
(Cost: $178,546,779)		177,393,441
Other Assets, Less Liabilities—(1.05)%		(1,849,437)

NET ASSETS—100.00%		$175,544,004

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—100.37%

ADVERTISING—0.32%
Catalina Marketing Corp.	16,102	$486,119

		486,119
AEROSPACE & DEFENSE—3.27%
AAR Corp.(a)	16,198	483,186
Curtiss-Wright Corp.	19,550	851,793
DRS Technologies Inc.	17,596	921,327
Esterline Technologies Corp.(a)	11,257	521,087
GenCorp Inc.(a)	23,532	278,148
Moog Inc. Class A(a)	16,858	721,860
Teledyne Technologies Inc.(a)	14,411	639,416
Triumph Group Inc.	7,279	554,733

		4,971,550
AGRICULTURE—0.64%
Alliance One International Inc.(a)	39,910	345,221
Andersons Inc. (The)(b)	7,770	333,100
Vector Group Ltd.(b)	13,503	288,964

		967,285
AIRLINES—0.94%
AirTran Holdings Inc.(a)	40,404	397,575
JetBlue Airways Corp.(a)(b)	73,493	723,906
Republic Airways Holdings Inc.(a)	16,365	315,681

		1,437,162
APPAREL—3.13%
Columbia Sportswear Co.	6,972	437,144
Gymboree Corp.(a)	14,426	621,039
K-Swiss Inc. Class A	11,867	264,278
Oxford Industries Inc.	6,849	276,700
Quiksilver Inc.(a)	55,016	705,855
SKECHERS U.S.A. Inc. Class A(a)	14,263	296,528
Steven Madden Ltd.	8,393	236,683
Timberland Co. Class A(a)	22,483	534,421
Warnaco Group Inc. (The)(a)	20,353	734,947
Wolverine World Wide Inc.	24,403	660,345

		4,767,940
BANKS—3.47%
Boston Private Financial Holdings Inc.	16,024	408,452
Cascade Bancorp	9,532	207,893
First BanCorp (Puerto Rico)	34,329	315,827
First Republic Bank	13,780	754,455
Frontier Financial Corp.	20,118	430,928
Glacier Bancorp Inc.	23,199	441,941
PrivateBancorp Inc.	9,726	262,602
SVB Financial Group(a)	15,288	805,372
UCBH Holdings Inc.	43,969	722,850

United Community Banks Inc.	21,622	507,036
Wintrust Financial Corp.	10,775	424,643

		5,281,999
BIOTECHNOLOGY—1.76%
Alexion Pharmaceuticals Inc.(a)	15,837	921,080
Arena Pharmaceuticals Inc.(a)	26,918	307,673
Bio-Rad Laboratories Inc. Class A(a)	8,113	601,660
Cambrex Corp.	12,852	175,558
Celera Group(a)	34,482	414,474
InterMune Inc.(a)	11,831	252,592

		2,673,037
BUILDING MATERIALS—1.30%
Apogee Enterprises Inc.	12,713	327,487
Goodman Global Inc.(a)	14,244	343,565
Interline Brands Inc.(a)	13,422	308,303
NCI Building Systems Inc.(a)	8,938	432,242
Simpson Manufacturing Co. Inc.(b)	16,670	563,946

		1,975,543
CHEMICALS—2.65%
Arch Chemicals Inc.	10,803	382,210
Ferro Corp.	19,055	425,879
Fuller (H.B.) Co.	26,942	744,407
Hercules Inc.(a)	51,584	1,070,884
Minerals Technologies Inc.	8,496	549,436
Rockwood Holdings Inc.(a)	15,829	547,525
Spartech Corp.	14,305	315,425

		4,035,766
COAL—0.34%
Alpha Natural Resources Inc.(a)	28,919	516,204

		516,204
COMMERCIAL SERVICES—5.96%
Aaron Rents Inc.	20,281	468,897
Advance America Cash Advance Centers Inc.	28,387	416,437
Cenveo Inc.(a)	22,070	463,691
Chemed Corp.	11,357	718,671
Consolidated Graphics Inc.(a)	5,289	348,598
Cross Country Healthcare Inc.(a)	12,891	211,026
Dollar Financial Corp.(a)	9,470	237,318
Dollar Thrifty Automotive Group Inc.(a)	9,801	361,853
DynCorp International Inc.(a)	11,059	235,667
Emergency Medical Services LP(a)	4,092	159,629
H&E Equipment Services Inc.(a)	7,060	191,820
HealthSpring Inc.(a)	19,830	339,093
Heidrick & Struggles International Inc.(a)	8,017	430,834
Kelly Services Inc. Class A	10,833	269,200
Korn/Ferry International(a)	18,518	437,580
Labor Ready Inc.(a)	21,199	499,448
McGrath RentCorp	10,244	306,500
MPS Group Inc.(a)	45,295	603,782
Pre-Paid Legal Services Inc.(a)	4,098	215,965
Steiner Leisure Ltd.(a)	7,009	293,327
Viad Corp.	8,901	319,991
Volt Information Sciences Inc.(a)	6,668	103,887
Watson Wyatt Worldwide Inc.	18,726	834,243
Wright Express Corp.(a)	17,928	610,628

		9,078,085

COMPUTERS—3.39%
BISYS Group Inc. (The)(a)	53,219	637,031
CACI International Inc. Class A(a)	13,540	601,718
Electronics For Imaging Inc.(a)	25,271	663,616
Gateway Inc.(a)	112,009	159,053
Henry (Jack) & Associates Inc.	37,376	897,772
Mentor Graphics Corp.(a)(b)	37,830	454,338
MTS Systems Corp.	7,896	329,658
Palm Inc.(a)	42,003	626,685
Perot Systems Corp. Class A(a)	38,746	589,714
Smart Modular Technologies (WWH) Inc.(a)	16,154	198,533

		5,158,118
COSMETICS & PERSONAL CARE—0.25%
Chattem Inc.(a)	6,705	376,553

		376,553
DISTRIBUTION & WHOLESALE—1.25%
Beacon Roofing Supply Inc.(a)	19,590	293,066
Brightpoint Inc.(a)	22,474	295,084
United Stationers Inc.(a)	12,356	787,571
Watsco Inc.	10,673	532,689

		1,908,410
DIVERSIFIED FINANCIAL SERVICES—2.77%
Asset Acceptance Capital Corp.	6,622	91,913
CompuCredit Corp.(a)	14,177	372,146
Greenhill & Co. Inc.(b)	5,195	301,310
KBW Inc.(a)	12,920	324,421
Knight Capital Group Inc. Class A(a)	46,221	653,565
National Financial Partners Corp.	16,505	765,172
Nelnet Inc. Class A	9,477	163,952
Ocwen Financial Corp.(a)	16,497	178,827
SWS Group Inc.	12,112	213,777
Waddell & Reed Financial Inc. Class A	37,146	936,451
World Acceptance Corp.(a)	6,896	221,982

		4,223,516
ELECTRIC—0.72%
Aquila Inc.(a)	165,452	625,409
El Paso Electric Co.(a)	20,434	475,499

		1,100,908
ELECTRICAL COMPONENTS & EQUIPMENT—0.74%
Encore Wire Corp.	7,508	229,369
EnerSys Inc.(a)	14,417	260,948
Littelfuse Inc.(a)	9,951	324,303
Superior Essex Inc.(a)	9,118	317,762

		1,132,382
ELECTRONICS—3.69%
Benchmark Electronics Inc.(a)	31,929	708,824
Brady Corp. Class A	22,220	777,478
Checkpoint Systems Inc.(a)	17,446	402,479
Coherent Inc.(a)	13,794	399,336
Orbotech Ltd.(a)	14,718	317,173
Plexus Corp.(a)	20,526	497,755
Technitrol Inc.	17,971	467,246
Varian Inc.(a)	13,529	813,634
Watts Water Technologies Inc. Class A	13,913	485,703
Woodward Governor Co.	12,968	748,902

		5,618,530

ENERGY - ALTERNATE SOURCES—0.20%
Headwaters Inc.(a)	18,790	303,083

		303,083
ENGINEERING & CONSTRUCTION—1.36%
Dycom Industries Inc.(a)	18,031	503,966
EMCOR Group Inc.(a)(b)	27,863	1,000,282
Perini Corp.(a)	9,151	561,963

		2,066,211
ENTERTAINMENT—0.13%
Isle of Capri Casinos Inc.(a)	9,006	193,089

		193,089
ENVIRONMENTAL CONTROL—1.27%
Mine Safety Appliances Co.	9,913	452,528
Tetra Tech Inc.(a)	25,682	540,092
Waste Connections Inc.(a)	30,220	936,820

		1,929,440
FOOD—1.18%
Flowers Foods Inc.	37,340	765,470
Performance Food Group Co.(a)	14,528	416,372
Ralcorp Holdings Inc.(a)	11,757	610,894

		1,792,736
FOREST PRODUCTS & PAPER—0.34%
Deltic Timber Corp.	5,077	263,953
Wausau Paper Corp.	22,827	255,434

		519,387
HAND & MACHINE TOOLS—0.56%
Baldor Electric Co.	18,610	849,360

		849,360
HEALTH CARE - PRODUCTS—1.87%
Arrow International Inc.	10,087	445,745
CONMED Corp.(a)	12,414	346,351
PolyMedica Corp.	10,065	406,525
Steris Corp.	28,611	782,511
Vital Sign Inc.	3,654	190,045
West Pharmaceutical Services Inc.	14,608	676,058

		2,847,235
HEALTH CARE - SERVICES—3.24%
Amedisys Inc.(a)	11,448	433,307
AMERIGROUP Corp.(a)	23,176	641,512
AmSurg Corp.(a)	13,536	340,295
Apria Healthcare Group Inc.(a)	19,110	501,064
Centene Corp.(a)	19,132	413,443
Magellan Health Services Inc.(a)	17,310	723,904
Molina Healthcare Inc.(a)	6,218	195,183
Sierra Health Services Inc.(a)	22,509	914,766
Sunrise Senior Living Inc.(a)	19,403	771,463

		4,934,937
HOME BUILDERS—1.08%
Champion Enterprises Inc.(a)	33,900	397,308
Standard-Pacific Corp.	28,488	421,907
WCI Communities Inc.(a)(b)	14,445	127,549
Williams Scotsman International Inc.(a)	12,840	348,606
Winnebago Industries Inc.(b)	13,096	353,330

		1,648,700

HOME FURNISHINGS—0.45%
Kimball International Inc. Class B	12,243	160,016
La-Z-Boy Inc.(b)	23,232	232,552
Sealy Corp.	19,771	299,728

		692,296
HOUSEHOLD PRODUCTS & WARES—1.14%
ACCO Brands Corp.(a)	23,933	494,934
Central Garden & Pet Co.(a)	10,163	127,851
Fossil Inc.(a)	21,213	541,992
Playtex Products Inc.(a)	20,676	370,307
Prestige Brands Holdings Inc.(a)	15,825	197,971

		1,733,055
HOUSEWARES—0.67%
Toro Co. (The)	18,169	1,021,461

		1,021,461
INSURANCE—1.12%
Amtrust Financial Services Inc.(b)	11,395	167,165
Hilb, Rogal & Hobbs Co.	16,182	700,681
Tower Group Inc.	8,810	233,465
21st Century Insurance Group	11,784	258,070
Universal American Financial Corp.(a)	17,243	343,308

		1,702,689
INTERNET—0.68%
Avocent Corp.(a)	19,834	542,460
CMGI Inc.(a)	205,590	324,832
Openwave Systems Inc.	31,683	166,653

		1,033,945
LEISURE TIME—0.32%
Callaway Golf Co.	29,849	484,449

		484,449
LODGING—0.34%
Ameristar Casinos Inc.	10,559	334,509
Marcus Corp.	9,654	189,991

		524,500
MACHINERY—1.62%
Albany International Corp. Class A	11,367	426,035
Cascade Corp.	4,613	312,715
Gardner Denver Inc.(a)	23,193	964,597
Nordson Corp.	13,602	622,428
Sauer-Danfoss Inc.	4,878	132,925

		2,458,700
MANUFACTURING—2.61%
Actuant Corp. Class A	12,154	741,151
Barnes Group Inc.	18,768	585,562
Ceradyne Inc.(a)	11,172	833,766
CLARCOR Inc.	22,809	793,525
Matthews International Corp. Class A	14,068	538,242
Myers Industries Inc.	12,059	257,942
Tredegar Corp.	12,493	229,371

		3,979,559
MEDIA—1.22%
GateHouse Media Inc.	15,791	268,289
Gemstar-TV Guide International Inc.(a)	110,328	633,283
Lin TV Corp. Class A(a)	12,045	182,361

Martha Stewart Living Omnimedia Inc. Class A(b)	11,163	150,812
Radio One Inc. Class D(a)	32,717	199,247
Sinclair Broadcast Group Inc. Class A	22,015	287,076
World Wrestling Entertainment Inc.	9,279	139,185

		1,860,253
METAL FABRICATE & HARDWARE—0.44%
Kaydon Corp.	12,500	665,125

		665,125
MINING—1.26%
AMCOL International Corp.	11,320	324,092
Coeur d’Alene Mines Corp.(a)(b)	123,598	483,268
Royal Gold Inc.	11,629	287,004
Stillwater Mining Co.(a)	19,880	180,908
USEC Inc.(a)	38,336	643,661

		1,918,933
OFFICE FURNISHINGS—0.57%
Interface Inc. Class A	23,686	436,533
Knoll Inc.	21,902	433,879

		870,412
OIL & GAS—2.91%
Alon USA Energy Inc.	5,741	204,781
Berry Petroleum Co. Class A	15,656	582,560
Delek US Holdings Inc.	4,758	125,992
Encore Acquisition Co.(a)	22,550	583,368
Energy Partners Ltd.(a)	12,251	196,016
Grey Wolf Inc.(a)(b)	81,930	607,101
Mariner Energy Inc.(a)	35,535	750,855
Parker Drilling Co.(a)	48,339	455,353
Penn Virginia Corp.	16,647	644,239
Pioneer Drilling Co.(a)	22,145	278,584

		4,428,849
OIL & GAS SERVICES—2.96%
Basic Energy Services Inc.(a)	10,492	220,542
Cal Dive International Inc.(a)	9,860	150,069
Complete Production Services Inc.(a)	18,850	437,132
Hanover Compressor Co.(a)	39,732	946,814
Lufkin Industries Inc.	6,595	390,490
MarkWest Hydrocarbon Inc.	3,044	165,137
Newpark Resources Inc.(a)	39,532	250,238
Oil States International Inc.(a)	21,828	954,757
Universal Compression Holdings Inc.(a)	13,497	985,821

		4,501,000
PHARMACEUTICALS—1.41%
Alpharma Inc. Class A	19,267	477,629
Dendreon Corp.(a)(b)	36,137	275,003
Isis Pharmaceuticals Inc.(a)	36,850	383,609
Par Pharmaceutical Companies Inc.(a)	15,977	378,495
Perrigo Co.	34,198	637,793

		2,152,529
REAL ESTATE INVESTMENT TRUSTS—9.58%
Acadia Realty Trust	13,472	310,260
American Campus Communities Inc.	10,126	258,719
BioMed Realty Trust Inc.	28,880	630,739
Corporate Office Properties Trust	20,692	779,881
DCT Industrial Trust Inc.	74,726	732,315
DiamondRock Hospitality Co.	42,447	714,807

EastGroup Properties Inc.	10,517	433,721
Entertainment Properties Trust	11,738	522,928
Equity Inns Inc.	24,460	546,926
Extra Space Storage Inc.	28,309	397,458
First Industrial Realty Trust Inc.	20,089	777,645
First Potomac Realty Trust	10,714	209,887
Glimcher Realty Trust	16,485	350,471
Home Properties Inc.	14,736	682,277
LaSalle Hotel Properties	17,750	710,533
Maguire Properties Inc.	16,091	460,364
Mid-America Apartment Communities Inc.	11,251	507,758
Pennsylvania Real Estate Investment Trust	16,239	632,347
Post Properties Inc.	19,090	840,724
PS Business Parks Inc.	7,171	366,438
Saul Centers Inc.	5,042	218,672
Spirit Finance Corp.	50,141	728,549
Strategic Hotels & Resorts Inc.	32,916	700,452
Sunstone Hotel Investors Inc.	27,652	686,323
Tanger Factory Outlet Centers Inc.	13,872	463,741
U-Store-It Trust	20,817	297,891
Washington Real Estate Investment Trust	20,672	616,852

		14,578,678
RETAIL—8.44%
Applebee’s International Inc.	32,898	809,291
Bon-Ton Stores Inc. (The)	4,841	123,542
Brown Shoe Co. Inc.	19,543	409,230
Cabela’s Inc. Class A(a)	19,480	397,587
Casey’s General Store Inc.	22,203	553,521
CEC Entertainment Inc.(a)	14,307	422,200
Charlotte Russe Holding Inc.(a)	9,986	177,451
Charming Shoppes Inc.(a)	54,863	542,046
Christopher & Banks Corp.	16,535	246,702
CKE Restaurants Inc.	25,841	446,791
Conn’s Inc.(a)(b)	5,514	139,890
CSK Auto Corp.(a)	19,534	266,444
Dress Barn Inc.(a)	20,090	365,437
Genesco Inc.(a)	10,114	511,263
Guitar Center Inc.(a)	11,848	687,776
IHOP Corp.	7,691	501,684
Jack in the Box Inc.(a)	13,878	888,053
Jo-Ann Stores Inc.(a)	11,023	262,458
Jos. A. Bank Clothiers Inc.(a)	7,946	274,137
Longs Drug Stores Corp.	14,439	698,270
New York & Co. Inc.(a)	11,557	112,681
99 Cents Only Stores(a)	23,746	288,989
Pacific Sunwear of California Inc.(a)	31,139	561,125
Pantry Inc. (The)(a)	10,085	351,361
Papa John’s International Inc.(a)	9,648	264,645
Pep Boys - Manny, Moe & Jack Inc.	18,147	307,229
Rare Hospitality International Inc.(a)	13,634	364,846
Retail Ventures Inc.(a)	12,289	160,003
Ruby Tuesday Inc.	24,085	535,891
School Specialty Inc.(a)	8,624	297,011
Stein Mart Inc.	12,398	133,402
Talbots Inc. (The)(b)	9,865	226,796
Tween Brands Inc.(a)	13,532	517,734

		12,845,486
SAVINGS & LOANS—0.58%
Brookline Bancorp Inc.	27,289	280,258
Kearny Financial Corp.	9,852	117,042
Northwest Bancorp Inc.	9,086	238,598

Provident New York Bancorp	18,177	247,934

		883,832
SEMICONDUCTORS—4.44%
AMIS Holdings Inc.(a)	28,564	294,495
Axcelis Technologies Inc.(a)	44,596	247,508
Brooks Automation Inc.(a)	31,280	549,590
Cabot Microelectronics Corp.(a)	10,658	454,351
Cirrus Logic Inc.(a)	35,119	255,666
Conexant Systems Inc.(a)	215,120	281,807
Emulex Corp.(a)(b)	38,525	762,795
Fairchild Semiconductor International Inc. Class A(a)	54,939	1,002,637
Lattice Semiconductor Corp.(a)	51,413	243,183
MKS Instruments Inc.(a)	22,390	508,253
Semtech Corp.(a)	32,337	525,476
Skyworks Solutions Inc.(a)	70,832	560,989
Spansion Inc. Class A(a)	36,889	391,392
TriQuint Semiconductor Inc.(a)	61,393	271,357
Zoran Corp.(a)	21,563	406,463

		6,755,962
SOFTWARE—3.88%
Acxiom Corp.	29,944	753,391
Aspen Technology Inc.(a)	24,973	309,665
Avid Technology Inc.(a)	18,175	583,418
CSG Systems International Inc.(a)	19,738	493,845
eFunds Corp.(a)	20,949	748,927
Fair Isaac Corp.	25,303	993,396
Inter-Tel Inc.	8,667	215,115
Lawson Software Inc.(a)	63,397	604,173
ManTech International Corp. Class A(a)	8,735	285,285
Midway Games Inc.(a)(b)	5,559	33,910
Parametric Technology Corp.(a)	50,503	890,368

		5,911,493
TELECOMMUNICATIONS—3.74%
ADC Telecommunications Inc.(a)	52,034	972,515
ADTRAN Inc.	27,396	714,762
Aeroflex Inc.(a)	32,686	458,585
Andrew Corp.(a)	69,661	979,434
Arris Group Inc.(a)	47,724	707,270
General Communication Inc. Class A(a)	20,427	235,115
Harris Stratex Networks Inc.(a)	10,396	176,940
Newport Corp.(a)	16,384	214,139
Plantronics Inc.	21,025	589,121
RCN Corp.(a)	16,477	293,785
Sycamore Networks Inc.(a)	83,928	349,140

		5,690,806
TOYS, GAMES & HOBBIES—0.30%
LeapFrog Enterprises Inc.(a)	14,234	128,675
RC2 Corp.(a)(b)	9,403	332,960

		461,635
TRANSPORTATION—1.63%
Eagle Bulk Shipping Inc.	18,402	484,341
Forward Air Corp.	13,440	457,901
GulfMark Offshore Inc.(a)	8,777	412,343
Heartland Express Inc.	26,741	398,708
Horizon Lines Inc. Class A	10,839	312,814
Old Dominion Freight Line Inc.(a)	14,583	420,865

		2,486,972

TRUCKING & LEASING—0.13%
TAL International Group Inc.	7,726	203,039

		203,039
WATER—0.11%
SJW Corp.	5,747	165,456

		165,456

TOTAL COMMON STOCKS
(Cost: $152,903,302)		152,804,399

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.15%

MONEY MARKET FUNDS—4.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	159,071	159,071
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	6,161,849	6,161,849

		6,320,920

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,320,920)		6,320,920

TOTAL INVESTMENTS IN SECURITIES—104.52%
(Cost: $159,224,222)		159,125,319
Other Assets, Less Liabilities—(4.52)%		(6,880,582)

NET ASSETS—100.00%		$152,244,737

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.96%

ADVERTISING—0.30%
inVentiv Health Inc.(a)	5,930	$210,396

		210,396
AEROSPACE & DEFENSE—0.83%
HEICO Corp.	1,404	56,385
HEICO Corp. Class A	2,665	88,611
Orbital Sciences Corp.(a)	11,613	246,079
TransDigm Group Inc.(a)	4,678	192,734

		583,809
AGRICULTURE—0.14%
Tejon Ranch Co.(a)	2,433	96,517

		96,517
APPAREL—2.38%
Carter’s Inc.(a)	9,823	207,953
Crocs Inc.(a)	14,560	863,699
Deckers Outdoor Corp.(a)	2,407	248,162
Heelys Inc.(a)(b)	1,990	43,581
Iconix Brand Group Inc.(a)	10,755	212,734
Volcom Inc.(a)	2,943	104,418

		1,680,547
AUTO MANUFACTURERS—0.29%
Force Protection Inc.(a)(b)	12,912	202,718

		202,718
AUTO PARTS & EQUIPMENT—0.22%
Titan International Inc.	5,173	152,810

		152,810
BANKS—0.42%
Signature Bank(a)	5,724	176,814
Western Alliance Bancorporation(a)	4,646	122,236

		299,050
BIOTECHNOLOGY—3.78%
Affymetrix Inc.(a)	13,113	319,695
AMAG Pharmaceuticals Inc.(a)	3,177	170,573
Exelixis Inc.(a)	18,239	176,736
GTx Inc.(a)	2,152	33,076
Halozyme Therapeutics Inc.(a)	12,090	97,204
Human Genome Sciences Inc.(a)	26,116	202,660
Illumina Inc.(a)	10,387	473,336
Integra LifeSciences Holdings Corp.(a)(b)	3,705	183,953
LifeCell Corp.(a)	6,613	202,953
Martek Biosciences Corp.(a)	6,096	156,180
Myriad Genetics Inc.(a)	8,335	311,562
Nektar Therapeutics(a)	17,895	136,539

Qiagen NV(a)	1,507	25,920
Regeneron Pharmaceuticals Inc.(a)	11,963	178,129

		2,668,516
BUILDING MATERIALS—1.35%
Drew Industries Inc.(a)	3,744	130,216
Eagle Materials Inc.	9,308	407,039
Texas Industries Inc.	5,293	417,141

		954,396
CHEMICALS—0.29%
Zoltek Companies Inc.(a)(b)	4,310	202,139

		202,139
COAL—0.56%
Foundation Coal Holdings Inc.	8,682	302,568
International Coal Group Inc.(a)	23,632	95,946

		398,514
COMMERCIAL SERVICES—8.11%
Administaff Inc.	4,910	160,557
Advisory Board Co. (The)(a)	3,508	180,627
AMN Healthcare Services Inc.(a)	6,787	145,717
Arbitron Inc.	5,760	286,848
Bankrate Inc.(a)(b)	2,616	117,328
Bright Horizons Family Solutions Inc.(a)	4,962	192,526
Coinstar Inc.(a)	5,048	156,589
Corinthian Colleges Inc.(a)	16,451	221,595
CoStar Group Inc.(a)	3,650	186,150
CRA International Inc.(a)	2,304	109,878
DeVry Inc.	11,862	384,329
Euronet Worldwide Inc.(a)	8,804	223,710
First Advantage Corp. Class A(a)	1,568	31,501
Forrester Research Inc.(a)	2,884	71,581
FTI Consulting Inc.(a)	8,191	336,077
Geo Group Inc. (The)(a)	9,635	266,504
Global Cash Access Inc.(a)	8,791	120,085
Healthcare Services Group Inc.	4,727	131,032
Heartland Payment Systems Inc.(b)	3,088	95,821
Huron Consulting Group Inc.(a)	3,390	230,283
Kenexa Corp.(a)	4,634	165,805
Live Nation Inc.(a)	11,480	227,993
Morningstar Inc.(a)	2,087	102,221
Navigant Consulting Inc.(a)	8,334	131,260
PAREXEL International Corp.(a)	5,248	212,177
Resources Connection Inc.(a)	8,874	288,139
Rollins Inc.	6,843	162,863
Strayer Education Inc.	2,823	427,769
Universal Technical Institute Inc.(a)	4,537	98,135
VistaPrint Ltd.(a)	7,579	258,823

		5,723,923
COMPUTERS—2.03%
Ansoft Corp.(a)	2,790	70,559
Isilon Systems Inc.(a)(b)	4,831	46,136
Manhattan Associates Inc.(a)	5,267	146,791
MICROS Systems Inc.(a)	7,874	419,527
Riverbed Technology Inc.(a)	4,749	209,716
SRA International Inc. Class A(a)	8,241	196,301
Sykes Enterprises Inc.(a)	5,040	84,370
Synaptics Inc.(a)	4,957	174,090
Syntel Inc.	2,335	84,083

		1,431,573

DISTRIBUTION & WHOLESALE—1.37%
Central European Distribution Corp.(a)	6,307	259,659
LKQ Corp.(a)	9,089	258,400
Pool Corp.(b)	9,559	321,278
ScanSource Inc.(a)	4,878	130,877

		970,214
DIVERSIFIED FINANCIAL SERVICES—1.78%
Cohen & Steers Inc.	3,145	108,345
GFI Group Inc.(a)	3,003	223,784
Investment Technology Group Inc.(a)	8,574	342,617
optionsXpress Holdings Inc.	8,798	220,038
Penson Worldwide Inc.(a)	3,455	60,981
Portfolio Recovery Associates Inc.(b)	3,100	161,975
Stifel Financial Corp.(a)	2,570	142,044

		1,259,784
ELECTRIC—0.73%
ITC Holdings Corp.	8,175	343,759
Ormat Technologies Inc.	2,589	107,314
Pike Electric Corp.(a)	3,313	65,763

		516,836
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Advanced Energy Industries Inc.(a)	6,777	120,021
Energy Conversion Devices Inc.(a)	7,542	225,129

		345,150
ELECTRONICS—3.24%
Analogic Corp.	2,656	176,332
Cogent Inc.(a)	7,952	105,841
Cymer Inc.(a)	6,892	294,633
Daktronics Inc.	6,868	146,014
Dionex Corp.(a)	3,677	250,073
FEI Co.(a)	6,874	197,146
II-VI Inc.(a)	4,833	120,003
Itron Inc.(a)	5,762	457,676
L-1 Identity Solutions Inc.(a)	12,921	221,466
Rofin-Sinar Technologies Inc.(a)	2,923	190,200
Rogers Corp.(a)	3,462	125,117

		2,284,501
ENERGY - ALTERNATE SOURCES—0.67%
Aventine Renewable Energy Holdings Inc.(a)	5,722	92,353
Evergreen Solar Inc.(a)(b)	16,094	134,063
Pacific Ethanol Inc.(a)(b)	6,556	82,409
US BioEnergy Corp.(a)	6,161	64,382
VeraSun Energy Corp.(a)(b)	7,249	102,936

		476,143
ENGINEERING & CONSTRUCTION—0.37%
InfraSource Services Inc.(a)	7,614	263,597

		263,597
ENTERTAINMENT—1.96%
Bally Technologies Inc.(a)	9,195	226,197
Macrovision Corp.(a)	9,971	237,110
National CineMedia Inc.(a)	8,075	201,067
Pinnacle Entertainment Inc.(a)	11,426	302,903
Shuffle Master Inc.(a)(b)	6,888	100,083
Vail Resorts Inc.(a)	5,869	314,285

		1,381,645

ENVIRONMENTAL CONTROL—0.22%
Clean Harbors Inc.(a)	3,208	154,080

		154,080
FOOD—0.79%
Hain Celestial Group Inc.(a)	7,580	205,342
M&F Worldwide Corp.(a)	2,499	145,792
United Natural Foods Inc.(a)	7,642	208,092

		559,226
HAND & MACHINE TOOLS—0.21%
Franklin Electric Co. Inc.(b)	3,142	146,354

		146,354
HEALTH CARE - PRODUCTS—8.14%
Accuray Inc.(a)	3,111	58,829
Align Technology Inc.(a)	11,337	295,896
American Medical Systems Holdings Inc.(a)	13,759	251,515
ArthroCare Corp.(a)	5,346	270,615
Bruker BioSciences Corp.(a)	10,234	80,132
DJO Inc.(a)	4,586	217,743
ev3 Inc.(a)	5,725	94,291
FoxHollow Technologies Inc.(a)	4,028	103,399
Haemonetics Corp.(a)	5,069	250,510
ICU Medical Inc.(a)	2,638	87,687
Immucor Inc.(a)	13,179	410,658
Inverness Medical Innovations Inc.(a)	8,164	395,219
Kyphon Inc.(a)	8,823	578,965
LCA-Vision Inc.	3,785	134,405
Mentor Corp.	8,178	321,804
Meridian Bioscience Inc.	7,192	160,597
NuVasive Inc.(a)	6,556	188,026
Oakley Inc.	4,976	140,323
Orthofix International NV(a)	2,894	124,616
Palomar Medical Technologies Inc.(a)	3,262	104,156
PSS World Medical Inc.(a)	12,932	222,818
Sirona Dental Systems Inc.(a)	3,462	122,416
SurModics Inc.(a)(b)	3,043	139,582
Thoratec Corp.(a)	9,344	181,367
Ventana Medical Systems Inc.(a)	6,729	560,795
Volcano Corp.(a)	4,714	81,364
Wright Medical Group Inc.(a)	6,906	167,194

		5,744,922
HEALTH CARE - SERVICES—1.27%
Healthways Inc.(a)	6,722	293,751
Matria Healthcare Inc.(a)	4,216	108,899
NightHawk Radiology Holdings Inc.(a)(b)	3,356	69,234
Psychiatric Solutions Inc.(a)	10,382	353,922
Radiation Therapy Services Inc.(a)	2,448	69,180

		894,986
HOME FURNISHINGS—0.67%
Tempur-Pedic International Inc.	15,198	473,418

		473,418
INTERNET—5.34%
Blue Nile Inc.(a)(b)	2,777	209,969
CNET Networks Inc.(a)	26,823	201,977
Cogent Communications Group Inc.(a)	9,338	267,814
DealerTrack Holdings Inc.(a)	6,563	236,662

EarthLink Inc.(a)	23,478	163,172
GSI Commerce Inc.(a)	3,614	80,448
InfoSpace Inc.	6,319	131,562
j2 Global Communications Inc.(a)	9,370	305,837
Knot Inc. (The)(a)	5,234	94,997
LoopNet Inc.(a)	3,851	79,639
Move Inc.(a)	29,959	100,363
NetFlix Inc.(a)(b)	10,321	177,831
Opsware Inc.(a)	18,836	265,588
Priceline.com Inc.(a)	6,641	423,696
RealNetworks Inc.(a)	20,030	142,614
Sapient Corp.(a)	15,978	113,923
TIBCO Software Inc.(a)	40,021	325,371
TriZetto Group Inc. (The)(a)	8,595	137,778
Vasco Data Security International Inc.(a)	5,072	134,256
Websense Inc.(a)	8,751	174,670

		3,768,167
LEISURE TIME—0.95%
Ambassadors Group Inc.	3,409	131,894
Life Time Fitness Inc.(a)	6,239	320,809
WMS Industries Inc.(a)	8,323	217,147

		669,850
LODGING—0.77%
Gaylord Entertainment Co.(a)	7,843	391,993
Morgans Hotel Group Co.(a)	5,975	115,258
Trump Entertainment Resorts Inc.(a)	5,507	36,897

		544,148
MACHINERY—2.25%
Astec Industries Inc.(a)	3,148	164,231
Bucyrus International Inc. Class A	7,040	447,462
Cognex Corp.	7,949	167,167
Intermec Inc.(a)(b)	9,021	231,208
Middleby Corp. (The)(a)	3,086	191,363
Wabtec Corp.	9,406	384,141

		1,585,572
MANUFACTURING—0.91%
American Railcar Industries Inc.	1,805	62,688
ESCO Technologies Inc.(a)	5,042	182,873
Hexcel Corp.(a)	18,141	394,385

		639,946
MEDIA—0.33%
CKX Inc.(a)	9,397	116,335
Entravision Communications Corp.(a)	12,415	116,204

		232,539
METAL FABRICATE & HARDWARE—0.84%
Haynes International Inc.(a)	2,028	182,135
RBC Bearings Inc.(a)	3,803	145,313
Valmont Industries Inc.	3,509	265,245

		592,693
MINING—1.23%
Brush Engineered Materials Inc.(a)	3,975	150,533
Hecla Mining Co.(a)	22,997	180,526
Kaiser Aluminum Corp.	2,735	184,640
RTI International Metals Inc.(a)	4,433	351,271

		866,970

OIL & GAS—4.85%
Arena Resources Inc.(a)	2,623	142,455
Atlas America Inc.	4,644	225,513
ATP Oil & Gas Corp.(a)	4,428	200,987
Atwood Oceanics Inc.(a)	5,183	355,554
Bill Barrett Corp.(a)	5,408	185,603
Bois d’Arc Energy Inc.(a)	3,842	62,471
Carrizo Oil & Gas Inc.(a)	4,523	165,406
Cheniere Energy Inc.(a)(b)	10,262	386,056
Comstock Resources Inc.(a)	8,542	229,438
Crosstex Energy Inc.(b)	8,770	253,541
Delta Petroleum Corp.(a)	12,703	210,870
EXCO Resources Inc.(a)	16,111	281,298
Goodrich Petroleum Corp.(a)(b)	3,493	105,104
Parallel Petroleum Corp.(a)	7,325	149,210
Petroleum Development Corp.(a)	2,898	116,905
Rosetta Resources Inc.(a)	9,734	175,309
Venoco Inc.(a)	3,874	67,098
Warren Resources Inc.(a)	10,381	112,945

		3,425,763
OIL & GAS SERVICES—4.17%
CARBO Ceramics Inc.	4,123	185,865
Core Laboratories NV(a)	4,632	498,542
Dril-Quip Inc.(a)	5,214	250,220
Global Industries Ltd.(a)	16,949	438,979
Hercules Offshore Inc.(a)	17,000	510,340
Input/Output Inc.(a)	13,707	195,325
RPC Inc.	7,839	94,852
Tetra Technologies Inc.(a)	14,067	391,203
W-H Energy Services Inc.(a)	5,887	377,239

		2,942,565
PHARMACEUTICALS—7.76%
Adams Respiratory Therapeutics Inc.(a)	6,112	226,205
Alkermes Inc.(a)	19,287	274,647
Alnylam Pharmaceuticals Inc.(a)	5,707	137,596
BioMarin Pharmaceutical Inc.(a)	18,561	335,212
Cubist Pharmaceuticals Inc.(a)	10,770	248,356
HealthExtras Inc.(a)	6,408	171,927
K-V Pharmaceutical Co. Class A(a)	7,225	197,531
Ligand Pharmaceuticals Inc. Class B	14,797	79,904
MannKind Corp.(a)(b)	8,510	89,866
Medarex Inc.(a)	24,057	340,647
Medicines Co. (The)(a)	10,094	160,596
Medicis Pharmaceutical Corp. Class A	10,838	309,208
MGI PHARMA INC.(a)	15,244	381,557
Onyx Pharmaceuticals Inc.(a)	10,507	292,200
OSI Pharmaceuticals Inc.(a)	10,999	354,608
Pharmion Corp.(a)	5,629	137,122
Progenics Pharmaceuticals Inc.(a)	4,538	96,705
Salix Pharmaceuticals Ltd.(a)	9,280	102,266
Sciele Pharma Inc.(a)	6,330	146,793
Tanox Inc.(a)	4,883	95,218
Theravance Inc.(a)	9,090	243,339
United Therapeutics Corp.(a)	3,749	260,031
USANA Health Sciences Inc.(a)(b)	1,701	68,652
Valeant Pharmaceuticals International	18,427	289,120
ViroPharma Inc.(a)	13,261	170,404

XenoPort Inc.(a)	4,192	178,956
Zymogenetics Inc.(a)	7,497	86,665

		5,475,331

REAL ESTATE—0.07%
Meruelo Maddux Properties Inc.(a)	7,511	48,146

		48,146
REAL ESTATE INVESTMENT TRUSTS—1.24%
Alexander’s Inc.(a)	391	138,453
Digital Realty Trust Inc.	10,734	355,832
Equity Lifestyle Properties Inc.	4,173	189,287
Franklin Street Properties Corp.	12,467	191,368

		874,940
RETAIL—6.43%
Aeropostale Inc.(a)	9,903	377,106
Bebe Stores Inc.	4,430	61,444
California Pizza Kitchen Inc.(a)	5,713	108,433
Cash America International Inc.	5,791	212,066
Children’s Place Retail Stores Inc. (The)(a)	4,613	157,349
Chipotle Mexican Grill Inc. Class A(a)(b)	2,739	241,963
Chipotle Mexican Grill Inc. Class B(a)	3,353	272,364
Coldwater Creek Inc.(a)	11,624	228,877
Dick’s Sporting Goods Inc.(a)	7,265	408,511
DSW Inc. Class A(a)	3,188	105,969
First Cash Financial Services Inc.(a)	5,736	124,987
Hibbett Sports Inc.(a)	6,264	160,546
Krispy Kreme Doughnuts Inc.(a)(b)	11,359	77,241
P.F. Chang’s China Bistro Inc.(a)(b)	5,038	164,944
Panera Bread Co. Class A(a)	5,865	238,354
Red Robin Gourmet Burgers Inc.(a)	3,005	115,903
Sally Beauty Co. Inc.(a)	16,156	129,733
Select Comfort Corp.(a)(b)	9,755	155,495
Sonic Corp.(a)	12,849	265,460
Texas Roadhouse Inc. Class A(a)	10,811	128,327
Tractor Supply Co.(a)	6,609	314,060
Triarc Companies Inc. Class A	3,073	44,681
Triarc Companies Inc. Class B	6,844	97,938
World Fuel Services Corp.	5,510	225,304
Zumiez Inc.(a)	3,352	123,990

		4,541,045
SAVINGS & LOANS—0.39%
NewAlliance Bancshares Inc.	20,188	272,740

		272,740
SEMICONDUCTORS—5.78%
Applied Micro Circuits Corp.(a)	54,136	158,077
ATMI Inc.(a)	6,876	199,266
Cree Inc.(a)(b)	16,156	413,917
Diodes Inc.(a)	5,710	151,715
Entegris Inc.(a)	25,704	277,089
FormFactor Inc.(a)	8,472	325,240
Hittite Microwave Corp.(a)	2,532	101,837
IPG Photonics Corp.(a)	3,654	70,047
Micrel Inc.	10,783	111,604
Microsemi Corp.(a)	13,121	305,851
OmniVision Technologies Inc.(a)(b)	10,418	178,877
PMC-Sierra Inc.(a)	40,689	310,050
Rambus Inc.(a)	18,436	249,070
Silicon Image Inc.(a)	17,169	117,093
Silicon Laboratories Inc.(a)	10,594	368,989
SiRF Technology Holdings Inc.(a)	9,484	222,305
Standard Microsystems Corp.(a)	4,294	143,377
Tessera Technologies Inc.(a)	9,106	374,530

		4,078,934

SOFTWARE—6.31%
ACI Worldwide Inc.(a)	7,087	216,366
Advent Software Inc.(a)	3,633	138,163
Allscripts Healthcare Solutions Inc.(a)(b)	10,650	242,287
American Reprographics Co.(a)	7,318	182,365
ANSYS Inc.(a)	13,213	344,067
Blackbaud Inc.	8,510	178,199
Blackboard Inc.(a)	5,022	222,123
CommVault Systems Inc.(a)	6,228	105,751
Eclipsys Corp.(a)	9,223	200,416
Epicor Software Corp.(a)	10,294	134,440
Informatica Corp.(a)	16,832	234,638
INVESTools Inc.(a)	8,569	85,004
MicroStrategy Inc. Class A(a)	1,881	137,520
Omniture Inc.(a)	7,022	160,453
Progress Software Corp.(a)	7,901	239,005
Quality Systems Inc.	3,321	128,656
Quest Software Inc.(a)	10,774	159,455
SPSS Inc.(a)	3,519	144,420
Synchronoss Technologies Inc.(a)	3,733	135,732
Take-Two Interactive Software Inc.(a)(b)	14,101	248,601
THQ Inc.(a)	12,569	361,484
Trident Microsystems Inc.(a)	11,131	169,303
Ultimate Software Group Inc.(a)	4,918	133,425
Wind River Systems Inc.(a)	15,770	150,761

		4,452,634
STORAGE & WAREHOUSING—0.28%
Mobile Mini Inc.(a)	6,956	198,733

		198,733
TELECOMMUNICATIONS—4.89%
Acme Packet Inc.(a)	4,585	50,664
Atheros Communications Inc.(a)	10,530	293,576
Cbeyond Inc.(a)	3,367	119,091
Centennial Communications Corp.(a)	4,599	47,048
Comtech Telecommunications Corp.(a)	4,386	190,659
Dobson Communications Corp. Class A(a)	29,428	366,379
Finisar Corp.(a)	47,319	171,768
Foundry Networks Inc.(a)	24,571	432,204
Global Crossing Ltd.(a)	4,321	76,179
Globalstar Inc.(a)(b)	4,443	48,562
InterDigital Inc.(a)	8,960	250,432
iPCS Inc.	2,520	81,875
Ixia(a)	7,231	67,682
Loral Space & Communications Inc.(a)	2,450	101,406
NETGEAR Inc.(a)	6,573	181,809
NTELOS Holdings Corp.	2,792	74,826
RF Micro Devices Inc.(a)	36,891	256,024
Sonus Networks Inc.(a)	48,956	334,859
Tekelec(a)	11,800	151,158
Viasat Inc.(a)	5,416	155,060

		3,451,261
TRANSPORTATION—2.20%
American Commercial Lines Inc.(a)	9,463	209,605
EGL Inc.(a)	6,212	293,020
Genesee & Wyoming Inc. Class A(a)	7,303	187,322
Hub Group Inc. Class A(a)	7,462	253,857
Kirby Corp.(a)	10,220	414,012
Knight Transportation Inc.(b)	10,941	192,999

		1,550,815

TRUCKING & LEASING—0.21%
Aircastle Ltd.	4,527	148,440

		148,440
WATER—0.15%
PICO Holdings Inc.(a)	2,629	108,183

		108,183

TOTAL COMMON STOCKS
(Cost: $67,577,714)		70,545,179

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.85%

MONEY MARKET FUNDS—6.85%
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	4,831,953	4,831,953

		4,831,953

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,831,953)		4,831,953

TOTAL INVESTMENTS IN SECURITIES—106.81%
(Cost: $72,409,667)		75,377,132
Other Assets, Less Liabilities—(6.81)%		(4,806,954)

NET ASSETS—100.00%		$70,570,178

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2007

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.38%
Harte-Hanks Inc.	18,478	$435,157

		435,157
AEROSPACE & DEFENSE—0.30%
Sequa Corp. Class A(a)	2,115	349,186

		349,186
AGRICULTURE—0.46%
Universal Corp.	9,494	524,164

		524,164
AIRLINES—0.79%
Alaska Air Group Inc.(a)	15,848	369,734
SkyWest Inc.	23,980	534,994

		904,728
APPAREL—0.20%
Kellwood Co.	8,992	230,555

		230,555
AUTO PARTS & EQUIPMENT—2.30%
American Axle & Manufacturing Holdings Inc.	16,421	397,388
ArvinMeritor Inc.	26,144	518,436
Cooper Tire & Rubber Co.	22,814	524,494
Modine Manufacturing Co.	11,586	296,602
Tenneco Inc.(a)	16,998	600,029
Visteon Corp.(a)	47,492	304,899

		2,641,848
BANKS—15.02%
Alabama National BanCorporation	7,011	374,177
AMCORE Financial Inc.	8,195	197,909
BancFirst Corp.	2,792	112,825
BancorpSouth Inc.	28,744	671,172
Bank Mutual Corp.	20,833	218,746
Cathay General Bancorp	16,341	500,198
Central Pacific Financial Corp.	11,302	318,829
Chemical Financial Corp.	8,498	185,086
Chittenden Corp.	16,888	564,904
Citizens Republic Bancorp Inc.	28,241	454,680
City Holding Co.	6,395	210,076
Community Bank System Inc.	11,065	199,059
Corus Bankshares Inc.(b)	12,464	202,665
CVB Financial Corp.	24,783	242,626
F.N.B. Corp. (Pennsylvania)	22,359	335,609
First Charter Corp.	12,930	238,300
First Commonwealth Financial Corp.	24,851	235,587
First Community Bancorp	10,087	506,569
First Financial Bancorp	14,458	176,821

First Financial Bankshares Inc.	6,583	238,568
First Midwest Bancorp Inc.	18,553	610,208
FirstMerit Corp.	27,794	509,464
Fremont General Corp.(b)	25,417	146,656
Greater Bay Bancorp	18,976	510,075
Hancock Holding Co.	10,074	356,317
Hanmi Financial Corp.	18,188	263,726
IBERIABANK Corp.	4,363	183,857
International Bancshares Corp.	20,126	443,376
MB Financial Inc.	13,587	433,154
National Penn Bancshares Inc.	16,183	239,185
NBT Bancorp Inc.	12,767	230,955
Old National Bancorp	24,674	355,306
Pacific Capital Bancorp	17,450	364,705
Park National Corp.	4,386	348,468
Prosperity Bancshares Inc.	16,199	458,756
Provident Bankshares Corp.	11,953	343,051
S&T Bancorp Inc.	9,390	291,841
South Financial Group Inc. (The)	27,734	597,945
Sterling Bancshares Inc.	27,224	283,402
Sterling Financial Corp. (Washington)	19,005	431,604
Susquehanna Bancshares Inc.	19,299	333,873
TrustCo Bank Corp. NY(b)	27,536	255,534
Trustmark Corp.	19,211	480,851
UMB Financial Corp.	11,781	439,903
Umpqua Holdings Corp.	23,534	447,617
United Bancshares Inc.	14,516	404,271
W Holding Co. Inc.	49,965	110,423
WesBanco Inc.	6,968	153,644
Westamerica Bancorporation	11,270	461,281
Whitney Holding Corp.	24,474	611,605

		17,285,459
BUILDING MATERIALS—1.03%
Lennox International Inc.	23,853	913,570
Universal Forest Products Inc.	6,978	276,050

		1,189,620
CHEMICALS—4.50%
CF Industries Holdings Inc.	18,478	1,062,115
Grace (W.R.) & Co.(a)	21,207	437,925
NewMarket Corp.	5,594	259,729
Olin Corp.	24,304	507,224
OM Group Inc.(a)	11,099	537,636
PolyOne Corp.(a)	31,803	239,159
Schulman (A.) Inc.	8,863	205,799
Sensient Technologies Corp.	17,212	437,185
Terra Industries Inc.(a)	34,710	851,436
UAP Holding Corp.	14,460	392,878
Valhi Inc.	4,470	73,353
Westlake Chemical Corp.	7,201	179,881

		5,184,320
COMMERCIAL SERVICES—3.83%
ABM Industries Inc.	16,364	411,718
BearingPoint Inc.(a)(b)	75,060	489,391
Deluxe Corp.	19,091	720,876
Jackson Hewitt Tax Service Inc.	11,090	301,648
MAXIMUS Inc.	8,040	335,992
PHH Corp.(a)	19,813	577,351
Rent-A-Center Inc.(a)	26,163	507,824
SAIC Inc.(a)	36,582	613,114
Stewart Enterprises Inc. Class A	34,931	244,866

Valassis Communications Inc.(a)	17,641	209,399

		4,412,179
COMPUTERS—0.64%
Imation Corp.	12,973	405,795
Komag Inc.(a)	10,396	332,776

		738,571
DISTRIBUTION & WHOLESALE—1.17%
Owens & Minor Inc.	14,903	573,020
Tech Data Corp.(a)	20,485	767,573

		1,340,593
DIVERSIFIED FINANCIAL SERVICES—1.09%
Advanta Corp. Class B	9,985	256,215
Financial Federal Corp.	10,038	284,577
Friedman, Billings, Ramsey Group Inc. Class A	56,608	278,511
GAMCO Investors Inc. Class A	2,071	107,568
Piper Jaffray Companies(a)	6,897	330,504

		1,257,375
ELECTRIC—4.25%
ALLETE Inc.	9,363	410,474
Avista Corp.	19,558	387,640
Black Hills Corp.	14,002	522,275
CH Energy Group Inc.	5,839	258,960
Cleco Corp.	22,185	526,894
Empire District Electric Co. (The)	11,183	242,559
IDACORP Inc.	16,350	506,196
MGE Energy Inc.	7,830	234,978
NorthWestern Corp.	13,231	358,031
Otter Tail Corp.	9,675	285,025
Portland General Electric Co.	19,126	514,681
UIL Holdings Corp.	8,481	250,868
UniSource Energy Corp.	13,022	396,259

		4,894,840
ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
GrafTech International Ltd.(a)	36,912	571,767

		571,767
ELECTRONICS—0.66%
KEMET Corp.(a)	30,975	218,064
Sanmina-SCI Corp.(a)	198,254	545,198

		763,262
ENGINEERING & CONSTRUCTION—0.75%
Washington Group International Inc.(a)	10,760	864,243

		864,243
ENTERTAINMENT—0.16%
Speedway Motorsports Inc.	5,108	188,843

		188,843
ENVIRONMENTAL CONTROL—0.36%
Metal Management Inc.	9,737	409,051

		409,051
FOOD—2.73%
Chiquita Brands International Inc.(a)(b)	15,593	273,813
Fresh Del Monte Produce Inc.	10,516	269,735

Great Atlantic & Pacific Tea Co.(a)	6,566	191,399
Ingles Markets Inc. Class A	4,574	133,972
J&J Snack Foods Corp.	5,165	177,934
Lance Inc.	11,404	287,267
Ruddick Corp.	13,243	368,155
Sanderson Farms Inc.	6,606	263,381
Tootsie Roll Industries Inc.	8,791	220,039
TreeHouse Foods Inc.(a)	11,521	258,186
Weis Markets Inc.	4,157	163,370
Winn-Dixie Stores Inc.(a)	20,114	537,245

		3,144,496
FOREST PRODUCTS & PAPER—2.09%
Bowater Inc.	20,891	409,881
Glatfelter Co.	16,572	222,562
Louisiana-Pacific Corp.	38,839	719,298
Potlatch Corp.	14,516	634,204
Rock-Tenn Co. Class A	13,759	422,676

		2,408,621
GAS—2.71%
Laclede Group Inc. (The)	7,485	221,182
New Jersey Resources Corp.	10,267	482,549
Northwest Natural Gas Co.	10,080	420,034
Piedmont Natural Gas Co.	26,333	610,662
South Jersey Industries Inc.	10,891	356,898
Southwest Gas Corp.	15,625	485,625
WGL Holdings Inc.	18,274	547,124

		3,124,074
HAND & MACHINE TOOLS—0.52%
Regal-Beloit Corp.	11,901	603,619

		603,619
HEALTH CARE - PRODUCTS—0.21%
Invacare Corp.	11,673	239,880

		239,880
HEALTH CARE - SERVICES—1.24%
HealthSouth Corp.(a)	29,318	463,224
Kindred Healthcare Inc.(a)	12,429	332,849
LifePoint Hospitals Inc.(a)	21,432	633,316

		1,429,389
HOLDING COMPANIES—DIVERSIFIED—0.42%
Walter Industries Inc.	19,380	484,500

		484,500
HOME BUILDERS—1.07%
Beazer Homes USA Inc.(b)	14,548	203,527
Brookfield Homes Corp.(b)	4,514	95,697
Hovnanian Enterprises Inc. Class A(a)(b)	16,795	222,366
Meritage Homes Corp.(a)	9,155	178,522
Ryland Group Inc.	15,874	527,810

		1,227,922
HOME FURNISHINGS—0.50%
Ethan Allen Interiors Inc.	11,134	380,337
Furniture Brands International Inc.	17,896	197,214

		577,551
HOUSEHOLD PRODUCTS & WARES—1.33%
American Greetings Corp. Class A	18,991	469,647

Blyth Inc.	10,614	236,904
Helen of Troy Ltd.(a)	10,407	231,139
Tupperware Brands Corp.	22,558	586,734

		1,524,424
INSURANCE—9.85%
Alfa Corp.	13,986	247,692
American Equity Investment Life Holding Co.	19,679	223,357
Argonaut Group Inc.	12,269	337,766
Assured Guaranty Ltd.	18,075	439,945
CNA Surety Corp.(a)	6,129	103,580
Commerce Group Inc.	22,279	640,076
Delphi Financial Group Inc. Class A	16,263	653,285
Employers Holdings Inc.	19,625	360,707
FBL Financial Group Inc. Class A	4,803	169,018
Harleysville Group Inc.	5,286	148,061
Horace Mann Educators Corp.	15,864	282,855
Infinity Property & Casualty Corp.	7,220	317,969
IPC Holdings Ltd.	23,658	586,955
LandAmerica Financial Group Inc.	6,049	463,293
Max Capital Group Ltd.	18,861	492,461
Midland Co. (The)	4,105	195,070
Navigators Group Inc. (The)(a)	4,937	258,254
Ohio Casualty Corp.	22,458	974,902
Phoenix Companies Inc.	40,121	553,269
Platinum Underwriters Holdings Ltd.	22,255	738,866
ProAssurance Corp.(a)	11,415	563,673
RLI Corp.	8,021	465,218
Safety Insurance Group Inc.	6,008	200,066
Selective Insurance Group Inc.	20,393	418,464
State Auto Financial Corp.	5,379	139,101
Stewart Information Services Corp.	6,327	230,809
Triad Guaranty Inc.(a)	4,637	127,842
United America Indemnity Ltd. Class A(a)	7,558	162,346
United Fire & Casualty Co.	8,064	277,563
Zenith National Insurance Corp.	13,860	559,390

		11,331,853
INTERNET—0.51%
Ariba Inc.(a)	28,422	237,324
United Online Inc.	24,671	348,355

		585,679
INVESTMENT COMPANIES—0.54%
KKR Financial Holdings LLC	29,961	621,391

		621,391
IRON & STEEL—0.80%
Gibraltar Industries Inc.	10,306	199,009
Ryerson Inc.	8,830	283,355
Schnitzer Steel Industries Inc. Class A	8,097	438,776

		921,140
LEISURE TIME—0.80%
K2 Inc.(a)	18,280	267,071
Polaris Industries Inc.	13,222	652,638

		919,709
MACHINERY—1.05%
Applied Industrial Technologies Inc.	14,843	421,393
Briggs & Stratton Corp.	18,363	520,775
NACCO Industries Inc.	2,019	265,539

		1,207,707

MANUFACTURING—1.73%
Ameron International Corp.	3,121	305,327
EnPro Industries Inc.(a)	7,928	312,205
Federal Signal Corp.	17,842	239,975
FreightCar America Inc.	4,536	214,417
Griffon Corp.(a)	10,085	177,193
Lancaster Colony Corp.	9,335	361,451
Smith (A.O.) Corp.	7,767	377,088

		1,987,656
MEDIA—3.54%
Belo Corp.	32,602	583,576
Charter Communications Inc. Class A(a)(b)	142,016	576,585
Citadel Broadcasting Corp.	68,464	343,689
Cox Radio Inc. Class A(a)	12,882	166,822
Entercom Communications Corp.	11,981	270,531
Journal Communications Inc. Class A	17,876	189,307
Lee Enterprises Inc.	14,699	258,849
Media General Inc. Class A	7,786	219,565
Mediacom Communications Corp.(a)	20,273	183,673
Scholastic Corp.(a)	12,620	406,112
Westwood One Inc.	25,974	136,623
Wiley (John) & Sons Inc. Class A	17,481	739,271

		4,074,603
METAL FABRICATE & HARDWARE—1.44%
Mueller Industries Inc.	13,757	507,358
Quanex Corp.	13,750	619,575
Worthington Industries Inc.	25,695	531,886

		1,658,819
MINING—0.86%
Century Aluminum Co.(a)	11,714	603,740
Compass Minerals International Inc.	11,872	389,876

		993,616
OFFICE & BUSINESS EQUIPMENT—0.49%
IKON Office Solutions Inc.	40,411	560,096

		560,096
OFFICE FURNISHINGS—0.52%
HNI Corp.	14,746	602,079

		602,079
OIL & GAS—1.92%
St. Mary Land & Exploration Co.	23,407	779,219
Stone Energy Corp.(a)	9,723	315,997
Swift Energy Co.(a)	11,104	474,585
Whiting Petroleum Corp.(a)	15,627	641,801

		2,211,602
OIL & GAS SERVICES—0.33%
Hornbeck Offshore Services Inc.(a)	8,834	380,304

		380,304
PACKAGING & CONTAINERS—0.52%
Graphic Packaging Corp.(a)	37,011	164,329
Silgan Holdings Inc.	8,444	435,879

		600,208
REAL ESTATE INVESTMENT TRUSTS—7.26%
American Financial Realty Trust	47,702	418,347

American Home Mortgage Investment Corp.(b)	18,344	19,078
Anthracite Capital Inc.	21,405	201,207
Ashford Hospitality Trust Inc.	45,655	466,594
Capital Trust Inc. Class A	6,199	191,735
Cedar Shopping Centers Inc.	16,231	204,024
Cousins Properties Inc.	15,400	395,934
Deerfield Triarc Capital Corp.	15,414	169,092
Equity One Inc.	13,891	320,604
FelCor Lodging Trust Inc.	23,078	506,793
Getty Realty Corp.	6,582	165,866
Gramercy Capital Corp.	7,604	183,941
Healthcare Realty Trust Inc.	17,744	412,016
Inland Real Estate Corp.	21,874	330,735
Lexington Realty Trust	23,334	440,313
LTC Properties Inc.	8,069	161,945
Medical Properties Trust Inc.	18,487	207,054
MFA Mortgage Investments Inc.	29,861	209,624
National Health Investors Inc.	9,290	293,564
National Retail Properties Inc.	24,384	528,157
Newcastle Investment Corp.	19,612	353,212
NorthStar Realty Finance Corp.	22,810	230,153
Omega Healthcare Investors Inc.	24,847	321,272
Parkway Properties Inc.	5,887	238,894
RAIT Financial Trust	23,678	245,304
Redwood Trust Inc.	9,539	274,723
Senior Housing Properties Trust	31,093	537,287
Sovran Self Storage Inc.	7,623	328,551

		8,356,019
RETAIL—6.34%
Asbury Automotive Group Inc.	12,027	266,037
BJ’s Wholesale Club Inc.(a)	24,156	820,338
Blockbuster Inc. Class A(a)(b)	40,106	172,055
Blockbuster Inc. Class B(a)	23,782	93,463
Bob Evans Farms Inc.	13,538	439,308
Borders Group Inc.	21,756	355,928
Buckle Inc. (The)	5,687	198,761
Cato Corp. Class A	11,347	234,656
CBRL Group Inc.	9,344	359,090
Domino’s Pizza Inc.	17,128	328,001
Finish Line Inc. (The) Class A	15,825	106,977
Group 1 Automotive Inc.	9,062	340,006
Insight Enterprises Inc.(a)	17,833	402,312
Landry’s Restaurants Inc.	6,379	168,980
Nu Skin Enterprises Inc. Class A	19,365	300,545
Payless ShoeSource Inc.(a)	24,455	650,992
Penske Automotive Group Inc.	15,229	296,661
Pier 1 Imports Inc.(a)	29,368	191,479
Regis Corp.	16,911	589,517
Sonic Automotive Inc.	11,453	313,812
Stage Stores Inc.	16,173	288,526
Zale Corp.(a)	17,782	377,512

		7,294,956
SAVINGS & LOANS—3.22%
Anchor BanCorp Wisconsin Inc.	7,771	173,682
BankAtlantic Bancorp Inc. Class A	17,684	155,089
BankUnited Financial Corp. Class A	13,653	229,917
Downey Financial Corp.	7,710	410,095
First Niagara Financial Group Inc.	39,748	511,159
FirstFed Financial Corp.(a)	6,159	278,387
Flagstar Bancorp Inc.	14,055	150,389
MAF Bancorp Inc.	11,587	608,549

PFF Bancorp Inc.	8,180	136,770
Provident Financial Services Inc.	23,303	328,572
Washington Federal Inc.	32,268	726,998

		3,709,607
SEMICONDUCTORS—0.18%
Photronics Inc.(a)	14,474	202,925

		202,925
SOFTWARE—0.11%
SYNNEX Corp.(a)	6,157	125,110

		125,110
TELECOMMUNICATIONS—2.94%
Alaska Communications Systems Group Inc.	16,072	230,955
Black Box Corp.	6,550	263,638
Cincinnati Bell Inc.(a)	91,205	470,618
FairPoint Communications Inc.	10,391	160,645
IDT Corp. Class B	18,782	187,444
Iowa Telecommunications Services Inc.	11,639	239,298
MasTec Inc.(a)	17,387	237,680
Powerwave Technologies Inc.(a)	41,783	273,261
Premiere Global Services Inc.(a)	21,008	244,533
Syniverse Holdings Inc.(a)	10,652	143,269
3Com Corp.(a)	146,806	587,224
USA Mobility Inc.(a)	9,123	217,766
UTStarcom Inc.(a)(b)	40,398	130,082

		3,386,413
TEXTILES—0.43%
G&K Services Inc. Class A	7,889	293,944
UniFirst Corp.	5,303	199,181

		493,125
TOYS, GAMES & HOBBIES—0.21%
JAKKS Pacific Inc.(a)	10,202	241,889

		241,889
TRANSPORTATION—2.51%
Arkansas Best Corp.	8,341	300,526
Atlas Air Worldwide Holdings Inc.(a)	5,831	316,099
Bristow Group Inc.(a)	8,204	389,116
Genco Shipping & Trading Ltd.	7,668	431,938
General Maritime Corp.	9,990	259,740
Pacer International Inc.	13,705	301,647
Ship Finance International Ltd.	18,037	504,134
Werner Enterprises Inc.	19,597	380,966

		2,884,166
TRUCKING & LEASING—0.16%
AMERCO(a)	2,856	182,356

		182,356
WATER—0.43%
American States Water Co.	6,307	232,665
California Water Service Group	7,155	264,735

		497,400

TOTAL COMMON STOCKS
(Cost: $122,482,004)		114,980,665

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.59%

MONEY MARKET FUNDS—2.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	168,256	168,256
BGI Cash Premier Fund LLC
5.34%(c)(d)(e)	2,816,456	2,816,456

		2,984,712

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,984,712)		2,984,712

TOTAL INVESTMENTS IN SECURITIES—102.49%
(Cost: $125,466,716)		117,965,377

SHORT POSITIONS(f)—(0.07)%

COMMON STOCKS—(0.07)%
PharMerica Corp.	(4,549)	(76,241)

		(76,241)

TOTAL SHORT POSITIONS
(Proceeds: $76,217)		(76,241)
Other Assets, Less Liabilities—(2.42)%		(2,789,458)

NET ASSETS—100.00%		$115,099,678

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2007, the Trust offered 111 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones EPAC Select Dividend, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Utilities Sector, iShares FTSE NAREIT Industrial/Office, iShares FTSE NAREIT Mortgage REITs, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential, iShares FTSE NAREIT Retail, iShares KLD 400 Social, iShares KLD Select SocialSM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares FTSE NAREIT Industrial/Office Index Fund, iShares FTSE NAREIT Mortgage REITs Index Fund, iShares FTSE NAREIT Real Estate 50 Index Fund, iShares FTSE NAREIT Residential Index Fund and iShares FTSE NAREIT Retail Index Fund commenced operations on May 1, 2007. The iShares Dow Jones EPAC Select Dividend Index Fund commenced operations on June 11, 2007.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$2,405,650,410	$8,070,668	$(347,349,612)	$(339,278,944)
Dow Jones EPAC Select Dividend	19,592,487	433,334	(328,108)	105,226
Dow Jones Select Dividend	7,491,825,475	856,318,045	(438,214,646)	418,103,399
Dow Jones Transportation Average	470,952,396	—	(39,806,581)	(39,806,581)
Dow Jones U.S. Aerospace & Defense	243,334,235	26,798,826	(1,947,605)	24,851,221
Dow Jones U.S. Basic Materials Sector	588,506,172	59,197,131	(21,368,573)	37,828,558
Dow Jones U.S. Broker-Dealers	225,814,804	—	(17,869,276)	(17,869,276)
Dow Jones U.S. Consumer Goods Sector	323,369,255	27,649,005	(18,634,481)	9,014,524
Dow Jones U.S. Consumer Services Sector	294,763,362	6,204,366	(34,928,701)	(28,724,335)
Dow Jones U.S. Energy Sector	927,890,639	187,201,299	(6,513,319)	180,687,980
Dow Jones U.S. Financial Sector	544,115,442	5,678,810	(33,493,624)	(27,814,814)
Dow Jones U.S. Financial Services	242,633,929	3,867,294	(24,483,096)	(20,615,802)
Dow Jones U.S. Healthcare Providers	152,102,012	2,080,372	(9,442,448)	(7,362,076)
Dow Jones U.S. Healthcare Sector	1,229,711,582	54,222,931	(113,867,250)	(59,644,319)
Dow Jones U.S. Home Construction	152,426,537	—	(36,835,042)	(36,835,042)
Dow Jones U.S. Industrial Sector	316,495,586	53,353,277	(6,068,663)	47,284,614
Dow Jones U.S. Insurance	26,516,975	478,861	(1,389,504)	(910,643)
Dow Jones U.S. Medical Devices	168,647,111	12,338,767	(8,185,088)	4,153,679
Dow Jones U.S. Oil Equipment & Services	190,403,615	14,339,071	(2,877,020)	11,462,051
Dow Jones U.S. Oil & Gas Exploration & Production	115,328,676	68,926	(7,658,615)	(7,589,689)
Dow Jones U.S. Pharmaceuticals	76,695,917	2,982,306	(5,098,841)	(2,116,535)
Dow Jones U.S. Real Estate	2,054,186,049	—	(319,377,328)	(319,377,328)
Dow Jones U.S. Regional Banks	27,896,015	8,928	(3,022,215)	(3,013,287)
Dow Jones U.S. Technology Sector	888,119,890	45,143,222	(50,170,065)	(5,026,843)
Dow Jones U.S. Telecommunications Sector	1,021,499,409	95,263,479	(20,613,350)	74,650,129
Dow Jones U.S. Total Market	529,299,052	132,060,837	(18,680,947)	113,379,890
Dow Jones U.S. Utilities Sector	694,451,396	104,264,347	(9,218,955)	95,045,392
FTSE NAREIT Real Estate 50	25,006,746	126,037	(4,396,368)	(4,270,331)
FTSE NAREIT Residential	24,791,194	461,152	(2,931,485)	(2,470,333)
FTSE NAREIT Industrial/Office	24,942,258	85,314	(4,189,002)	(4,103,688)
FTSE NAREIT Retail	24,847,604	—	(5,136,177)	(5,136,177)
FTSE NAREIT Mortgage REITs	23,571,749	—	(6,137,729)	(6,137,729)
KLD 400 Social	25,942,083	1,049,686	(1,189,657)	(139,971)
KLD Select SocialSM	101,158,350	8,275,815	(2,792,294)	5,483,521
Morningstar Large Core	154,757,402	11,858,669	(2,971,476)	8,887,193
Morningstar Large Growth	296,539,109	38,274,129	(11,108,412)	27,165,717
Morningstar Large Value	402,628,423	32,017,571	(16,642,091)	15,375,480
Morningstar Mid Core	146,992,102	13,424,805	(7,368,354)	6,056,451
Morningstar Mid Growth	268,416,983	29,219,188	(9,332,960)	19,886,228
Morningstar Mid Value	178,540,301	10,109,302	(11,256,162)	(1,146,860)
Morningstar Small Core	161,270,556	8,815,998	(10,961,235)	(2,145,237)
Morningstar Small Growth	73,704,017	6,700,793	(5,027,678)	1,673,115
Morningstar Small Value	128,376,285	4,152,547	(14,563,455)	(10,410,908)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Fund (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the quarter ended July 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Dow Jones EPAC Select Dividend Barclays PLC	—	16	—	16	$221,128	$—	$—
Dow Jones Select Dividend Nicor Inc.	2,828	120	87	2,861	112,767,971	1,351,612	773,221
Universal Corp.	1,669	62	12	1,719	94,897,101	756,289	320,429
Provident Bankshares Corp.	1,505	292	53	1,744	50,041,550	551,586	2,948
FirstMerit Corp.	4,043	172	124	4,091	74,988,213	1,209,230	(60,972)
Unitrin Inc.	3,376	18	77	3,317	140,591,666	1,535,891	298,713

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the three months ended July 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or

non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 24, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 24, 2007